As filed with the Securities and Exchange Commission on April 11, 2018
1933 Act Registration No. 333-212680
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 2
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 598
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM Advisory
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2018, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between May 1, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.50%	59-64	4.25%
65-74	5.50%	65-74	5.25%
75+	5.85%	75+	5.60%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime Income® Advantage 2.0 (Managed Risk).

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

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In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Market Select® Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018. The Guaranteed Annual Income rates may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Annual Income amount is calculated when you elect the rider. Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Single Life GAI Rate		Joint Life GAI Rate
Age	GAI Rate	Age	GAI Rate
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-74	5.00%	65-74	4.50%
75+	5.50%	75+	5.00%

The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

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i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.

Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the percentages and rates indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/ or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications and/or rider election forms signed between April 19, 2018 and May 20, 2018.  The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after May 20, 2018.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected Lincoln Max 6 SelectSM Advantage.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Guaranteed Annual Income rates that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.  This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications signed between April 19, 2018 and May 20, 2018. The rates may be different than those listed below for applications signed after May 20, 2018.

The initial Guaranteed Annual Income rate is based on your age as of the date of the first Guaranteed Annual Income withdrawal.  Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value reaches zero.

The rates in Table A apply prior to the Contract Value reaching zero.  When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B.   The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up.  If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.

Table A				Table B
Single Life		Joint Life		Single Life & Joint Life
Age	GAI Rate	Age	GAI Rate	Age	GAI Rate
55-58	4.50%	55-58	4.00%	55+	3.00%
59-64	5.50%	59-64	5.00%
65-74	6.50%	65-74	6.00%
75+	7.00%	75+	6.50%

In order to receive the rates indicated in this Rate Sheet, your application must be signed and dated on or before the last day of the effective period noted above. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Annual Income rates that we are currently offering on the day the contract is issued are higher than the rates we were offering on the date you signed your

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application and have not decreased, you will receive the higher set of rates.  If the rates have decreased when we compare the Guaranteed Annual Income rates that we are offering on the day you signed your application to the set of rates that we are offering on the day your contract is issued, your contract will be issued with the rates that were in effect on the day you signed your application, subject to meeting the rules above.

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Lincoln ChoicePlusSM Advisory
Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2018
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please contact the Home Office or your financial professional regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods.
You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust:
ALPS/Stadion Core ETF Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund

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BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Variable Insurance Trust:
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth*
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund*
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund*
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund*
LVIP Blended Large Cap Growth Managed Volatility Fund*
LVIP Blended Mid Cap Managed Volatility Fund*
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund*
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund*
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund*
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Value Managed Volatility Fund*
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund*
LVIP Invesco Select Equity Managed Volatility Fund*
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund*
LVIP MFS International Equity Managed Volatility Fund*
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund*
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund*
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund*
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund*
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund*
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund*
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund
* Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
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1 Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
2 Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
3 The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under certain Living Benefit Riders, the Income Base and/or Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under certain Living Benefit Riders, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement—A feature under certain Living Benefit Riders in which the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased, subject to certain conditions and limitations.
Enhancement Base—Under certain Living Benefit Riders, a value used to calculate the amount added to the Income Base when an Enhancement occurs. The Enhancement Base is equal to the Contract Value on the effective date of the rider, and is adjusted as set forth in this prospectus.
Enhancement Period—Under certain Living Benefit Riders, the 10-year period during which an Enhancement is in effect. A new Enhancement Period may begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisers, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is

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in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under certain Living Benefit Riders.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under certain Living Benefit Riders in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Income Base—Under certain Living Benefit Riders, the Income Base is a value used to calculate your Guaranteed Annual Income amount or the minimum payouts under your contract at a later date. The initial Income Base is equal to your initial Purchase Payment (or your Contract Value on the effective date of the rider, if you elect the rider after we have issued the contract). The Income Base is increased by Enhancements, Automatic Annual Step-ups and additional Purchase Payments, and reduced upon an Excess Withdrawal (or all withdrawals under 4LATER® Select Advantage).
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Living Benefit Rider—A general reference to optional riders that provide some type of a minimum guarantee while you are alive. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Nursing Home Enhancement—A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) upon admittance to an approved nursing care facility, subject to certain conditions.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current withdrawal rates or Guaranteed Income Benefit percentages under certain Living Benefit Riders.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under certain Living Benefit Riders, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage and Highest Anniversary Death Benefit.
•	Table D reflects the expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
•	Table E reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Annual Account Fee:[1]	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Product Charge[2]
Guarantee of Principal Death Benefit:3, 4
Age at Issue 1 – 80
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.10%
Total Separate Account Expenses	0.30%
Age at Issue 81 – 85
Mortality and Expense Risk Charge	0.40%
Administrative Charge	0.10%
Total Separate Account Expenses	0.50%

Optional Death Benefit Charges:	Single/Joint Life
Highest Anniversary Death Benefit:[5]
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[6]
Guaranteed Maximum Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
7

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[6]
Guaranteed Maximum Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market Select® Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Max 6 SelectSM Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
4LATER® Select Advantage[7]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge rate is comprised of a mortality expense risk charge of 0.10% and an administrative charge of 0.10% on and after the Annuity Commencement Date.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens the Contract Value Death Benefit will be in effect and the Product Charge of 0.20% for the Contract Value Death Benefit will apply.
[5]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.
[6]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.
[7]	As an annualized percentage of the Income Base, as increased for subsequent Purchase Payments, Automatic Annual Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Rider Charges for more information about your Living Benefit Rider.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
Annual Account Fee:[1]	$50

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[2]
Guarantee of Principal Death Benefit:[3]
Age at Issue 1 – 80	0.70%
Age at Issue 81 – 85	0.90%
Account Value Death Benefit	0.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[4]	Single Life	Joint Life
Guarantee of Principal Death Benefit:[3]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	2.95%	3.15%
Age at Issue 81 – 85	3.15%	3.35%
Current Charge:
Age at Issue 1 – 80	1.65%	1.85%
Age at Issue 81 – 85	1.85%	2.05%

8

Account Value Death Benefit:
Guaranteed Maximum Charge	2.85%	3.05%
Current Charge	1.55%	1.75%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018:[4]
Guarantee of Principal Death Benefit:[3]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	2.70%	2.70%
Age at Issue 81 – 85	2.90%	2.90%
Current Charge:
Age at Issue 1 – 80	1.35%	1.55%
Age at Issue 81 – 85	1.55%	1.75%
Account Value Death Benefit:
Guaranteed Maximum Charge	2.60%	2.60%
Current Charge	1.25%	1.45%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 0.60% during the Lifetime Income Period.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	The current annual charge rate for all Select Guaranteed Income Benefit riders and for Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option with a guaranteed maximum annual charge rate of 2.25%, and 1.15% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.45%. The current annual charge rate for the Guaranteed Income Benefit (Managed Risk) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 0.60%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

TABLE C
Expenses for a Contract that has Elected i4LIFE® Advantage and Highest Anniversary Death Benefit
Annual Account Fee:[1]	$50

Highest Anniversary Death Benefit charge:[2]
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

i4LIFE® Advantage without a Guaranteed Income Benefit rider:[3]
Guarantee of Principal Death Benefit:[4]
Age at Issue 1 – 80	0.70%
Age at Issue 81 – 85	0.90%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018 and i4LIFE® Advantage Select Guaranteed Income Benefit riders:[5]	Single Life	Joint Life
Guarantee of Principal Death Benefit:[4]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	2.95%	3.15%
Age at Issue 81 – 85	3.15%	3.35%
9

Current Charge:
Age at Issue 1 – 80	1.65%	1.85%
Age at Issue 81 – 85	1.85%	2.05%

Account Value Death Benefit:
Guaranteed Maximum Charge	2.85%	3.05%
Current Charge	1.55%	1.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018:[5]
Guarantee of Principal Death Benefit:[4]
Guaranteed Maximum Charge:
Age at Issue 1 – 80	2.70%	2.70%
Age at Issue 81 – 85	2.90%	2.90%
Current Charge:
Age at Issue 1 – 80	1.35%	1.55%
Age at Issue 81 – 85	1.55%	1.75%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 0.60% during the Lifetime Income Period. The Guarantee of Principal Death Benefit product charge also applies if the Highest Anniversary Death Benefit is in effect.
[4]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[5]	The current annual charge rate for all Select Guaranteed Income Benefit riders and Guaranteed Income Benefit (Managed Risk) riders elected on and after May 21, 2018, is 0.95% of Account Value for the single life option with a guaranteed maximum annual charge of 2.25%, and 1.15% of Account Value for the joint life option with a guaranteed maximum annual charge rate of 2.45%. The current annual charge rate for the Guaranteed Income Benefit (Managed Risk) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges and the i4LIFE® Advantage Guarantee of Principal Death Benefit charges comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 0.60%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.

10

TABLE D
Expenses for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Annual Account Fee:[1]	$50

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):	Single/Joint Life

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Product Charge[2]
Guarantee of Principal Death Benefit:[3]
Age at Issue 1 – 80	0.30%
Age at Issue 81 – 85	0.50%
Account Value Death Benefit	0.20%

Highest Anniversary Death Benefit
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[4]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge rate is comprised of a mortality expense risk charge of 0.10% and an administrative charge of 0.10% on and after the Annuity Commencement Date. The Guarantee of Principal Death Benefit product charge also applies if the Highest Anniversary Death Benefit is in effect.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider for more information.

11

TABLE E
Expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
Annual Account Fee:[1]	$50

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage:	Single/Joint Life

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Product Charge[2]
Guarantee of Principal Death Benefit:[3]
Age at Issue 1 – 80	0.30%
Age at Issue 81 – 85	0.50%
Account Value Death Benefit	0.20%

Highest Anniversary Death Benefit
Guaranteed Maximum Annual Charge	1.25%
Current Annual Charge	0.25%

i4LIFE® Advantage Select Guaranteed Income Benefit:[4]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	1.25%	1.50%
[1]	During the Access Period, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge rate is comprised of a mortality expense risk charge of 0.10% and an administrative charge of 0.10% on and after the Annuity Commencement Date. The Guarantee of Principal Death Benefit product charge also applies if the Highest Anniversary Death Benefit is in effect.
[3]	The product charge is based on the oldest Contractowner's or Annuitant's age at the time the contract is issued.
[4]	As an annualized percentage of the greater of the Income Base (associated with your Living Benefit Rider) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the current charge rate of your Living Benefit Rider. (The charge for your Living Benefit Rider continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	2.01%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	1.66%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2019. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
12

The following table shows the expenses charged by each fund for the year ended December 31, 2017:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Global Thematic Growth Portfolio - Class B	0.75%		0.25%		0.27%		0.00%		1.27%	0.00%	1.27%
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.07%		0.00%		1.07%	0.00%	1.07%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.76%		0.11%		1.62%	-0.36%	1.26%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.13%	1.03%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.11%	0.95%
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.25%		0.01%		1.14%	-0.13%	1.01%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.10%		0.00%		1.05%	0.00%	1.05%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.10%		0.00%		1.10%	0.00%	1.10%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.08%		0.00%		0.96%	0.00%	0.96%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.14%		0.00%		1.68%	-0.02%	1.66%
Delaware VIP® Limited-Term Diversified Income Series - Service Class	0.48%		0.30%		0.07%		0.00%		0.85%	0.00%	0.85%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.09%		0.00%		1.14%	0.00%	1.14%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.07%		0.00%		1.08%	0.00%	1.08%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.09%		0.00%		1.04%	0.00%	1.04%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.07%		0.00%		1.00%	0.00%	1.00%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	0.46%		0.25%		0.22%		0.72%		1.65%	-0.50%	1.15%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.47%		0.97%	-0.15%	0.82%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.10%		0.00%		0.89%	0.00%	0.89%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.38%		0.00%		1.23%	-0.03%	1.20%
Franklin Income VIP Fund - Class 4	0.45%		0.35%		0.02%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 4	0.69%		0.35%		0.03%		0.00%		1.07%	0.00%	1.07%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.20%		0.00%		0.57%	0.00%	0.57%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.22%		0.00%		0.87%	-0.02%	0.85%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	0.75%		0.35%		0.07%		0.84%		2.01%	-0.76%	1.25%
LVIP American Global Growth Fund - Service Class II	0.52%		0.55%		0.13%		0.00%		1.20%	0.00%	1.20%
LVIP American Global Small Capitalization Fund - Service Class II	0.70%		0.55%		0.20%		0.00%		1.45%	-0.06%	1.39%
LVIP American Growth Fund - Service Class II	0.33%		0.55%		0.12%		0.00%		1.00%	0.00%	1.00%
LVIP American Growth-Income Fund - Service Class II	0.26%		0.55%		0.09%		0.00%		0.90%	0.00%	0.90%
LVIP American International Fund - Service Class II	0.50%		0.55%		0.13%		0.00%		1.18%	0.00%	1.18%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.08%		0.02%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	0.75%		0.35%		0.05%		0.70%		1.85%	-0.67%	1.18%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.09%		0.12%		0.81%	0.00%	0.81%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.08%		0.00%		0.75%	0.00%	0.75%
LVIP BlackRock Scientific Allocation Fund - Service Class	0.75%		0.25%		0.31%		0.00%		1.31%	-0.33%	0.98%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.25%		0.35%		0.08%		0.10%		0.78%	0.00%	0.78%
LVIP Blended Core Equity Managed Volatility Fund - Service Class	0.64%		0.35%		0.07%		0.68%		1.74%	-0.71%	1.03%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.73%		0.25%		0.08%		0.02%		1.08%	-0.09%	0.99%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.71%		0.25%		0.09%		0.02%		1.07%	-0.05%	1.02%
LVIP Clarion Global Real Estate Fund - Service Class	0.69%		0.25%		0.10%		0.00%		1.04%	-0.02%	1.02%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	0.69%		0.35%		0.11%		0.72%		1.87%	-0.70%	1.17%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Special Opportunities Fund - Service Class	0.39%		0.35%		0.08%		0.00%		0.82%	0.00%	0.82%
LVIP Delaware Wealth Builder Fund - Service Class	0.75%		0.25%		0.17%		0.00%		1.17%	-0.21%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.29%		0.00%		1.29%	-0.36%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.07%		0.53%		1.10%	-0.04%	1.06%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.08%		0.00%		1.05%	-0.29%	0.76%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.14%		0.70%	-0.05%	0.65%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.65%		0.25%		0.08%		0.02%		1.00%	0.00%	1.00%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.27%		0.46%		1.73%	-0.60%	1.13%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	0.65%		0.35%		0.07%		0.59%		1.66%	-0.67%	0.99%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.44%		0.99%	0.00%	0.99%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.48%		0.01%		1.39%	-0.38%	1.01%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	0.60%		0.35%		0.07%		0.62%		1.64%	-0.60%	1.04%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	0.65%		0.35%		0.10%		0.43%		1.53%	-0.61%	0.92%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.04%	0.92%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.15%		0.26%		1.41%	-0.44%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.02%		1.05%	0.00%	1.05%
LVIP MFS International Equity Managed Volatility Fund - Service Class	0.85%		0.25%		0.08%		0.78%		1.96%	-0.73%	1.23%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.18%		0.63%		1.41%	-0.21%	1.20%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.25%		0.00%		1.00%	-0.04%	0.96%
LVIP Select Core Equity Managed Volatility Fund - Service Class	0.70%		0.35%		0.06%		0.57%		1.68%	-0.66%	1.02%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.07%		0.00%		0.72%	-0.12%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.25%		0.25%		0.10%		0.30%		0.90%	-0.15%	0.75%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.25%		0.25%		0.07%		0.33%		0.90%	-0.10%	0.80%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.76%		0.25%		0.07%		0.39%		1.47%	-0.58%	0.89%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.70%		0.25%		0.07%		0.23%		1.25%	-0.52%	0.73%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.08%		0.00%		0.60%	0.00%	0.60%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.25%		0.25%		0.06%		0.30%		0.86%	-0.10%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.25%		0.25%		0.06%		0.33%		0.89%	-0.10%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.25%		0.25%		0.06%		0.30%		0.86%	-0.10%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.25%		0.25%		0.06%		0.34%		0.90%	-0.10%	0.80%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.15%		0.00%		0.68%	-0.07%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.08%		0.00%		0.65%	0.00%	0.65%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.09%		0.00%		0.67%	-0.01%	0.66%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.90%		0.25%		0.07%		0.37%		1.59%	-0.72%	0.87%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.64%		0.25%		0.07%		0.00%		0.96%	-0.02%	0.94%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.08%		0.00%		1.02%	0.00%	1.02%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	0.70%		0.25%		0.05%		0.54%		1.54%	-0.45%	1.09%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.08%		0.64%	-0.05%	0.59%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.08%		0.14%		0.72%	-0.05%	0.67%
LVIP Wellington Capital Growth Fund - Service Class	0.69%		0.25%		0.08%		0.00%		1.02%	-0.02%	1.00%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.04%	1.13%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.03%		0.80%	0.00%	0.80%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.05%		0.00%		1.01%	0.00%	1.01%
MFS® VIT Total Return Series - Service Class	0.66%		0.25%		0.04%		0.00%		0.95%	-0.07%	0.88%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.07%		0.00%		1.05%	0.00%	1.05%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.21%		0.00%		0.98%	0.00%	0.98%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.18%		0.62%		1.05%	0.00%	1.05%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the Highest Anniversary
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Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$611	$1,867	$3,167	$6,582
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$611	$1,867	$3,167	$6,582
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the Highest Anniversary Death Benefit and i4LIFE® Advantage Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$648	$1,920	$3,160	$6,124
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$648	$1,920	$3,160	$6,124
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please contact the Home Office or your financial professional regarding availability.
Who can purchase this contract? This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services. You may be able to pay this fee by taking partial withdrawals from your Contract Value. See Additional Services for more information.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you and your financial professional in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
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Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a product charge to the daily net asset value of the VAA for the Contract Value and Guarantee of Principal Death Benefits. The product charge consists of a mortality and expense risk charge and an administrative charge. The charges for any riders applicable to your contract, including the Highest Anniversary Death Benefit, will also be deducted from your Contract Value (or Account Value if i4LIFE® Advantage is elected). The Guarantee of Principal Death Benefit product charge also applies when you select the Highest Anniversary Death Benefit. See Charges and Other Deductions.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit) after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please contact the Home Office or your financial professional. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
If you elect the Highest Anniversary Death Benefit, and you have not already exceeded the Purchase Payment limit under your Living Benefit Rider, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year without Home Office approval.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options available under my Contract? The Guarantee of Principal Death Benefit is the default Death Benefit available with the base contract. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of your current Contract Value or the sum of all Purchase Payments, as adjusted for withdrawals. You may also elect the Highest Anniversary Death Benefit, for an additional charge, that provides a Death Benefit equal to the greater of 1) the current Contract Value, 2) the sum of all Purchase Payments, as adjusted for withdrawals, or 3) the highest Contract Value on any contract anniversary, as adjusted for withdrawals. The Guarantee of Principal Death Benefit or the Highest Anniversary Death Benefit will automatically terminate and only the Contract Value will be paid upon the death of a Contractowner or Annuitant who was not the original Contractowner or Annuitant (except if the change occurred because of a death of a prior Contractowner or Annuitant). The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. It is not available for
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election at the time your contract is issued. If all the Contractowners and Annuitants under the contract are changed then the product charge and Death Benefit will change to the Contract Value Death Benefit. See The Contracts – Death Benefits for a complete description of these Death Benefit options. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage) or a minimum Annuity Payout (4LATER® Select Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either the Home Office or your financial professional prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability. We reserve the right to discontinue offering any of the Living Benefit Riders at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect these Living Benefit Riders in the future (unless you are guaranteed the right to elect i4LIFE® Advantage under the terms of your contract or i4LIFE® Advantage Guaranteed Income Benefit under the terms of another Living Benefit Rider). In addition, we may make different versions of the Living Benefit Riders available.
Can I transition from my Living Benefit Rider to i4LIFE® Advantage Guaranteed Income Benefit? Under the terms of certain Living Benefit Riders you are guaranteed the right to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. Please refer to the section of this prospectus that discusses your Living Benefit Rider for more information on whether you are eligible to transition. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your current Living Benefit Rider, you may defer taking withdrawals until a later date. When deciding whether to make this transition, you should consider that, depending on your age (and the age of your spouse under the joint life option) and selected features of i4LIFE® Advantage, i4LIFE® Advantage may provide a higher payout than the payouts from your current Living Benefit Rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
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There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
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Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, all of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would
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be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your financial professional to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.(2)
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
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ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
First Trust Variable Insurance Trust, advised by First Trust Advisors, L.P.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
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Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)(1): To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
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•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation; a fund of funds.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
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•	LVIP SSGA Mid-Cap Index Fund (Service Class): The investment seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds. This fund will be available on or about May 21, 2018. Consult your financial professional.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
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When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
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•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from product charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
Contract Value Death Benefit. For the base contract, we apply to the average daily net asset value of the Subaccounts a product charge which is equal to an annual rate of 0.20%*.
Guarantee of Principal Death Benefit. For the base contract, we apply to the daily asset value of the Subaccounts a product charge based on the oldest Contractowner’s or Annuitant’s age at the time the contract is issued, according to the following table:
Age at Issue 1 – 80	0.30%*
Age at Issue 81 – 85	0.50%*
*0.10% of the product charge is attributable to an administrative charge and the balance is for the mortality and expense risk charge.
The Guarantee of Principal Death Benefit is the default Death Benefit under this contract. The only time the charge will change to the Contract Value Death Benefit charge is if all Contractowners and Annuitants are changed. Once you have the Contract Value Death Benefit, it cannot be changed.
Account Fee
During the accumulation period, we will deduct an account fee of $50 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Highest Anniversary Death Benefit Charge. While this rider is in effect, there is a charge for the Highest Anniversary Death Benefit. The current annual rider charge rate is 0.25% (0.0625% quarterly).
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the highest anniversary value at the time of the charge. The deduction of the charge will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed. The product charge for the Guarantee of Principal Death Benefit will also apply.
The charge rate may not change prior to the 20th rider date anniversary; thereafter, the charge rate may change every year. Any increase or decrease will be effective on the rider anniversary date, but the rate will never exceed the guaranteed maximum annual charge rate of 1.25%. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of any Annuity Payout option (except i4LIFE® Advantage). The charge will not be deducted upon death.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, and 4LATER® Select Advantage Charges. If you elect a Living Benefit Rider, there is a charge associated with that rider for as long as the rider is in effect.
The charge rates for the riders listed above are:
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	Current Initial Annual Charge Rate		Guaranteed Maximum Annual Charge Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018; Lincoln Market Select® Advantage; Lincoln Max 6 SelectSM Advantage; or 4LATER® Select Advantage	1.25% (0.3125% quarterly)	1.50% (0.3750% quarterly)	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05% (0.2625% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%

The charge:
•	is based on the Income Base (initial Purchase Payment) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, Enhancements, and as decreased for Excess Withdrawals. (The Income Base is decreased by all withdrawals under 4LATER® Select Advantage.); and
•	may increase every Benefit Year upon an Automatic Annual Step-up or an Enhancement. (You may opt out of this increase – see details below.)
The charge will be deducted from the Contract Value on a quarterly basis. The first deduction of the charge will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Income Base.
The charge rate can change each time there is an Automatic Annual Step-up. Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the charge rate and the Income Base and Enhancement Base, if applicable, will return to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage). This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt out of this rider charge rate increase. See Living Benefit Riders.
The following paragraph applies only to Contractowners who have elected the following:
•	all elections of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk);
•	elections of Lincoln Market Select® Advantage on and after April 2, 2018, subject to state approval;
•	all elections of Lincoln Max 6 SelectSM Advantage; and
•	elections of 4LATER® Select Advantage on and after June 11, 2018, subject to state approval.
An Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Income Base as a result of the Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rider charge rate may increase each time the Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Income Base each Benefit Year, your charge rate could increase each Benefit Year, but the charge rate will never exceed the stated
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guaranteed maximum annual charge rate. If your charge rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the Enhancement, the charge rate and the Income Base will return to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals (or all withdrawals under 4LATER® Select Advantage), if any. This opt out will only apply for this particular Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your charge rate to increase) if you do not want the Enhancement.
The charge will be discontinued upon termination of the rider. However, a portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
Guarantee of Principal Death Benefit
Contract Issue Age 1 – 80	0.70%
Contract Issue Age 81 – 85	0.90%
Account Value Death Benefit	0.60%
During the Lifetime Income Period, the rate for all Death Benefit options is 0.60%. This rate consists of a mortality and expense risk charge and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. If i4LIFE® Advantage is elected at the issue of the contract i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
For purchasers of the Highest Anniversary Death Benefit who have elected i4LIFE® Advantage, the charge for the Highest Anniversary Death Benefit will be in addition to the charge for the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage Guaranteed Income Benefit Charge. A current annual charge rate of 0.95% (1.15% for joint life option) of the Account Value applies to Select Guaranteed Income Benefit riders and to Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018. This charge rate is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Guarantee of Principal Death Benefit (Contract Issue Age 1 – 80)	1.65%	1.85%
Guarantee of Principal Death Benefit (Contract Issue Age 81 – 85)	1.85%	2.05%
Account Value Death Benefit	1.55%	1.75%
These charge rates replace the Separate Account Annual Expenses for the base contract.
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018, are subject to a current annual charge rate of 0.65% (0.85% for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:
	Single Life	Joint Life
Guarantee of Principal Death Benefit (Contract Issue Age 1 – 80)	1.35%	1.55%
Guarantee of Principal Death Benefit (Contract Issue Age 81 – 85)	1.55%	1.75%
Account Value Death Benefit	1.25%	1.45%
These charge rates replace the Separate Account Annual Expenses for the base contract.
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For all of the above options, the charge for the Highest Anniversary Death Benefit, if elected, will be in addition to the i4LIFE® Advantage Guaranteed Income Benefit charge for the Guarantee of Principal Death Benefit.
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and 4LATER® Select Advantage may have different charges for i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider.
The applicable Guaranteed Income Benefit annual charge rates will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the annual charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of:
	Single Life	Joint Life
Select Guaranteed Income Benefit; and Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018	2.25%	2.45%
Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018	2.00%	2.00%
If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or 4LATER® Select Advantage (“Prior Rider”), you may carry over certain features of that rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Benefit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
Lincoln Market Select® Advantage; or 4LATER® Select Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit	1.25% (0.3125% quarterly) single life option 1.50% (0.3750% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Separate Account Annual Expense charges for the Death Benefit you have elected on your base contract also apply: 0.30% for the Guarantee of Principal Death Benefit (issue age 1 - 80); 0.50% for the Guarantee of Principal Death Benefit (issue age 81 - 85) and 0.20% for the Account Value Death Benefit (if applicable). The Highest Anniversary Death Benefit charge also applies, if elected, in addition to the Guarantee of Principal Death Benefit product charge. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
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The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the current charge rate of the Prior Rider. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example is intended to show how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated for a representative male Contractowner, as well as the impact to the charge due to increases to the Guaranteed Income Benefit and the Prior Rider charge rate. For illustration purposes, we will assume that the example is a nonqualified contract and the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit for a more detailed description). The example also assumes that the current charge rate for the Prior Rider is 1.25% (single life option). The first example demonstrates how the initial charge may be determined for an existing contract with an Account Value and Income Base. This calculation method applies to the purchase of any Prior Rider, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus. The charges and rates shown here may be different from those that apply to your contract. The calculation of the charge for your contract will be based on the specific factors applicable to your contract.
1/1/17 Initial i4LIFE® Advantage Account Value	$100,000
1/1/17 Income Base as of the last Valuation Date under the Prior Rider	$125,000
1/1/17 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($125,000 x 1.25%). The current charge for the Prior Rider is assessed against the Income Base since it is larger than the Account Value	$1,562.50
1/2/17 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/17 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/18 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/18 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,562.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,617.19
Continuing the above example:
1/2/18 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit	$1,617.19
1/2/19 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/19 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Prior Rider charge rate increases from 1.25% to 1.35%.
1/2/19 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit ($1,617.19 x ($5,550/$5,175) x (1.35%/1.25%))	$1,873.13
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit is $1,873.13, which is equal to the current annual charge of $1,617.19 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Prior Rider current charge rate (1.35%/1.25%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
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After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
We apply an annual product charge rate of 0.20% to the daily asset value of the Subaccounts during the time you receive Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
•	the issue of a new Lincoln variable annuity contract with the proceeds from the surrender of an existing Lincoln variable annuity contract, if available in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your financial professional. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
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Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 or under age 76 if the Highest Anniversary Death Benefit is elected (or for nonqualified contracts only, under age 91, if i4LIFE® Advantage with Account Value Death Benefit is elected, subject to additional terms and limitations, and Home Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable that the benefits offered under your current contract. It also may have different charges. You should consult with your financial professional and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. The minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Please contact the Home Office or your financial professional about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the rider effective date under any Living Benefit Rider (except as noted below), additional Purchase Payments will be limited to $50,000 per Benefit Year once cumulative additional Purchase Payments exceed $100,000. No additional Purchase Payments are allowed:
•	at any time after the Periodic Income Commencement Date if you elect any version of i4LIFE® Advantage Guaranteed Income Benefit; or
•	at any time after the Periodic Income Commencement Date if you elect i4LIFE® Advantage without Guaranteed Income Benefit on a nonqualified contract.
For more information on these restrictions and limitations, see The Contracts – Purchase Payments. State variations may apply.
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If you elect the Highest Anniversary Death Benefit, and you have not already exceeded the Purchase Payment limit under your Living Benefit Rider, cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year without Home Office approval.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under any version of i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact the Home Office or your financial professional and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider. State variations may apply.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.
Purchase Payments received from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
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3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily product charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these
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problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds
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will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or, for Annuitant changes made to contracts issued on and after May 21, 2018, under age 91, subject to terms and limitations and Home Office approval) as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means.
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Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), portfolio rebalancing, and automatic withdrawal service (AWS). Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA’d is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is also available for amounts allocated to the fixed account, if applicable.
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Fees Associated with Fee-Based Financial Plans. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your advisor, and is covered in a separate agreement between you and your advisor. Lincoln has not made any independent review of your advisors. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your advisor. Additionally, you may authorize your advisor to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This service may not be available through all broker-dealers.
This service is not available if i4LIFE® Advantage is in effect and will automatically terminate upon election of i4LIFE® Advantage.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or Living Benefit Rider. See the Death Benefit and Living Benefit Rider sections of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals may also have tax consequences. See Federal Tax Maters – Taxation of Withdrawals and Surrenders for more information. For nonqualified contracts, partial withdrawals to pay the advisory fee will be treated as a distribution for federal tax purposes, and will be reported as income on Form 1099R. For qualified contracts, partial withdrawals to pay the advisory fee will not be reported as a distribution from the contract.
Asset Allocation Models
You may allocate your Purchase Payment among a group of Subaccounts within an asset allocation model. Each model invests different percentages of the Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
This contract is offered as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. It is sold through broker-dealers who may be registered as or affiliated with a registered investment adviser. Your financial professional may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your financial professional as to whether a model is appropriate for you.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models may not be appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no additional charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.
The models were designed and prepared by Lincoln Investment Advisors Corporation (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract,
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LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your financial professional to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of this prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
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If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage may reduce the sum of all Purchase Payment amounts on dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon the death of the person who was changed, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
You may not terminate the Guarantee of Principal Death Benefit. If all Contractowners and Annuitants are changed, the Guarantee of Principal Death Benefit will automatically terminate and the Contract Value Death Benefit will be in effect.
The Guarantee of Principal Death Benefit is not available for contracts issued to a Contractowner, or joint owner or Annuitant, who is age 86 or older at the time of issuance. The product charge for this Death Benefit will vary according to the age of the oldest Contractowner or Annuitant at the time the contract is issued. See Charges and Other Deductions – Deductions from the VAA.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Guarantee of Principal Death Benefit may not be discontinued once elected.
Highest Anniversary Death Benefit. If the Highest Anniversary Death Benefit is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage; or
•	the highest anniversary value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant and prior to death of the Contractowner, joint owner (if applicable) or Annuitant for whom a Death Benefit is payable. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to the anniversary date in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage reduce the highest anniversary value on a dollar for dollar basis. See Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Market Select® Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any.
Availability. The Highest Anniversary Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Highest Anniversary Death Benefit is available for both qualified and nonqualified contracts, and
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can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election. There is an additional charge for this Death Benefit.
The Highest Anniversary Death Benefit may not be terminated unless you surrender the contract. In addition, the rider will terminate:
1.	on the Annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit under the Highest Anniversary Death Benefit unless the surviving spouse elects to continue the contract as the new Contractowner; or
4.	at any time all Contractowners or Annuitants are changed. In this situation, the remaining Death Benefit will be the Contract Value Death Benefit.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Highest Anniversary Death Benefit may not be discontinued once elected.
Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Contract Value Death Benefit is not available for election at contract issue. Once you have the Contract Value Death Benefit, this Death Benefit cannot be changed. The Contract Value Death Benefit will become effective at the time all Contractowners and Annuitants are changed.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
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Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you must allocate your Contract Value or Account Value among one or more of the Subaccounts listed in the Investment Requirements for Managed Risk rider sections below. If you elect any other Living Benefit Rider, you must allocate your Contract Value or Account Value among one or more of the Subaccounts listed in the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders section below. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value
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among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP® Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
If you elect a Living Benefit Rider, except i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or i4LIFE® Advantage Select Guaranteed income Benefit on or after May 21, 2018, the Subaccounts of your contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.	terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP American Century Select Mid Cap Managed Volatility Fund
•	LVIP BlackRock Dividend Value Managed Volatility Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Blended Core Equity Managed Volatility Fund
•	LVIP Blended Large Cap Growth Managed Volatility Fund
•	LVIP Blended Mid Cap Managed Volatility Fund
•	LVIP ClearBridge Large Cap Managed Volatility fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional International Equity Managed Volatility Fund
•	LVIP Dimensional U.S. Equity Managed Volatility Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund
•	LVIP Franklin Templeton value Managed Volatility Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•	LVIP Invesco Select Equity Managed Volatility Fund
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•	LVIP MFS International Equity Managed Volatility Fund
•	LVIP Multi-Manager Global Equity Managed Volatility Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP Select Core Equity Managed Volatility Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA International Managed Volatility Fund
•	LVIP SSGA Large Cap Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP SSGA SMID Cap Managed Volatility Fund

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•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements.
Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning from a Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund (not available for riders elected on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
	LVIP U.S. Growth Allocation Managed Risk Fund	No subaccounts at this time.
The fixed account is only available for dollar cost averaging.
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As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund (not available for riders elected on or after May 21, 2018)
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund

The fixed account, if available, is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: 80/20 Global Allocation Managed Volatility Model, 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•	AB VPS Global Thematic Growth Portfolio
•	ClearBridge Variable Mid cap Portfolio
•	Delaware VIP® Emerging Markets Series
•	Delaware VIP® REIT Series
•	Delaware VIP® Smid Cap Core Series
•	Deutsche Alternative Asset Allocation VIP Portfolio
•	Fidelity® VIP Growth Portfolio
•	LVIP American Global Small Capitalization
•	LVIP Clarion Global Real Estate Fund
•	LVIP Global Income Fund
•	LVIP SSGA Emerging Markets 100 Fund
•	LVIP T. Rowe Price Growth Stock Fund
•	MFS®VIT Utilities Series
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
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Investment Requirements for other Living Benefit Riders. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, , 4LATER® Select Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from a Prior Rider, you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
JPMorgan Insurance Trust Core Bond Portfolio
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Western Asset Core Bond Fund	AB VPS Small/Mid Cap Value Portfolio
ALPS/Stadion Core ETF Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
BlackRock Global Allocation V.I. Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. International Growth Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund

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Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
MFS® VIT Growth Series MFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund QS Variable Conservative Growth
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	ALPS/Stadion Core ETF Portfolio
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Fidelity® VIP FundsManager® 50% Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock Scientific Allocation Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Delaware Wealth Builder Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Goldman Sachs Income Builder Fund
•	LVIP JPMorgan Retirement Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP SSGA Short-Term Bond Index Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	LVIP Western Asset Core Bond Fund
•	MFS® VIT Total Return Series
•	Putnam VT George Putnam Balanced Fund
•	QS Variable Conservative Growth

The fixed account, if available, is only available for dollar cost averaging.
Living Benefit Riders
This section describes the optional Living Benefit Riders currently offered under this variable annuity contract. Each rider offers one of the following:
•	a minimum withdrawal benefit:
•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk),
•	Lincoln Market Select® Advantage,
•	Lincoln Max 6 SelectSM Advantage;
•	a minimum Annuity Payout:
•	4LATER® Select Advantage,
•	i4LIFE® Advantage with or without the Guaranteed Income Benefit.
These Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, and investment options available, as well as the charge structure. The age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the contract’s effective date. Riders elected after the contract is issued will be effective on the next Valuation Date following approval by us.
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The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the contract. The riders do not guarantee the investment results of the funds.
There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time upon advance written notice to you. In addition, we may make different versions of a rider available to new purchasers. You cannot elect more than one Living Benefit Rider or any other payout option offered in your contract at any one time.
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your financial professional or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information.
From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated.
If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.
Rate Sheets
The current Guaranteed Annual Income rates and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a prospectus supplement, called a Rate Sheet. The Rate Sheet indicates the current rates and/or current percentages, their effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may change periodically and may be higher or lower than the rates and/or percentages on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period the rates and/or percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals, including withdrawals to pay financial planning fees, will also negatively impact the availability of an Enhancement.
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The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased. If you elect the rider it will be effective on the contract’s effective date. The initial Purchase Payment must be at least $25,000.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant (as well as the spouse under the joint life option) must be age 85 or younger at the time this rider is elected.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base will equal your initial Purchase Payment and is increased by subsequent Purchase Payments, Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018, do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base and Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus).
Excess Withdrawals, including partial withdrawals to pay the fees associated with your financial plan, reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after February 20, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to February 20, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. Then Enhancement and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
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Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment and withdrawals to pay financial planning fees) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
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On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income rate is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
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During the first Benefit Year, the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4.50% Guaranteed Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$9,225
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $9,225 (4.50% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,250 (4.50% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $2,700 ($2,250 + 4.50% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please contact the Home Office or your financial professional regarding availability.) The Guaranteed Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider
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the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. The Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or if your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.
The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.
Contractowners in South Dakota who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) have the option to increase the Guaranteed Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made. The terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or rider charges.
Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. If your Contract Value is reduced to zero for any reason, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your financial plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	The Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable,
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in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base and Enhancement Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,370 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $3,825 (4.50% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,825 is within the Guaranteed Annual Income amount, $8,175 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,825 and the Income Base and Enhancement Base are not reduced:
Contract Value = $56,175 ($60,000 - $3,825)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $8,175 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 14.553%, the same proportion by which the Excess Withdrawal reduced the $56,175 Contract Value ($8,175 ÷ $56,175)
Contract Value = $48,000 ($56,175 - $8,175)
Income Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Enhancement Base = $72,630 ($85,000 x 14.553% = $12,370; $85,000 - $12,370 = $72,630)
Guaranteed Annual Income amount = $3,268 (4.50% of $72,630 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base and Enhancement Base are unchanged:
Contract Value = $43,000
Income Base = $72,630
Enhancement Base = $72,630
Guaranteed Annual Income amount = $3,268 (4.50% x $72,630)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and
4. This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Withdrawals of Contract Value that exceed Purchase Payments in nonqualified contracts are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE®
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Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, if available, under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base or Enhancement Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elect their rider prior to February 2018, may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide later to transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another
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Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Market Select® Advantage
Lincoln Market Select® Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base which are age-based and may increase over time. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen. You may consider purchasing Lincoln Market Select® Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancement.
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero. Withdrawals, including withdrawals to pay financial planning fees, will also negatively impact the availability of an Enhancement.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Market Select® Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected. The initial Purchase Payment must be at least $25,000.
Lincoln Market Select® Advantage is only available for election at the time the contract is purchased. If you elect the rider, it will be effective on the contract’s effective date.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is equal to your initial Purchase Payment, increased by subsequent Purchase Payments, Enhancements and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
For rider elections on and after February 20, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to February 20, 2018 do not have an Enhancement Base.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
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After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your financial plan, reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For riders elected on and after February 20, 2018, and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For riders elected prior to February 20, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. Then Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment and withdrawals to pay financial planning fees) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after February 20, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders purchased prior to February 20, 2018, and subject to state availability, only have one 10-year Enhancement Period.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
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a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date, is equal to or greater than the Income Base after an Enhancement (if any).
For riders elected on or after February 20, 2018, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). The 5% Enhancement or an Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option). Guaranteed Annual Income withdrawals are available when you (single life option)
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or the younger of you and your spouse (joint life option) are age 55 or older. Partial withdrawals to pay the fees associated with your financial plan will reduce the amount of available Guaranteed Annual Income each year.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, the effective period, and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may change periodically and may be higher or lower than the rates on the previous Rate Sheet.
At least 10 days before the end of the indicated effective period, the Guaranteed Annual Income rates for the next effective period will be disclosed in a new Rate Sheet. In order to get the rates indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 6% Enhancement, a 4% Guaranteed Annual Income rate, and a Contract Value of $200,000:
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Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your financial plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
1.	the Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	the Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base =
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
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After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Enhancement Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Guaranteed Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Contractowners may decide to choose the GAIAAPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
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Death Prior to the Annuity Commencement Date. Lincoln Market Select® Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. Enhancements and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Contractowners in Florida who elected their rider prior to February 20, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln Max 6 SelectSM Advantage
Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider available for purchase that provides:
•	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base;
•	An Enhancement amount added to the Income Base if certain criteria are met, as set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after an Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base and Enhancement Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including withdrawals to pay financial planning fees, will also negatively impact the availability of an Enhancement.
Guaranteed Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Income Base, which are age-based and may increase over time. Your Guaranteed Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Guaranteed Annual Income payments for your lifetime or for the lifetimes of you and your spouse, if the joint life option is chosen.
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You may consider purchasing Lincoln Max 6 SelectSM Advantage if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up and Enhancements to the Income Base. However, these guaranteed payments will be reduced if your Contract Value is reduced to zero. Additionally, if you decide to elect i4LIFE® Advantage in the future, your Income Base under Lincoln Max 6 SelectSM Advantage will not carry over to i4LIFE® Advantage. This rider may be more suitable for you than another available Living Benefit Rider if you are willing to exchange higher income payments with potentially lower income in the future if your Contract Value is reduced to zero.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
Availability. Lincoln Max 6 SelectSM Advantage is available for election only at the time the contract is purchased. If elected, the rider will be effective on the contract's effective date. The initial Purchase Payment must be at least $25,000.
Lincoln Max 6 SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The initial Income Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments, Automatic Annual Step-ups and 6% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10 million. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
The Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon an Enhancement. The Enhancement Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by a 6% Enhancement.
Neither the Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit.
Additional Purchase Payments automatically increase the Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Excess Withdrawals, including partial withdrawals to pay the fees associated with your financial plan, reduce the Income Base and Enhancement Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement, if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period;
d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. The Enhancement Base and the Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
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If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment and withdrawals to pay financial planning fees) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
An example of the impact of a withdrawal on the 6% Enhancement is included in the Withdrawal Amount section below.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.
Automatic Annual Step-ups. The Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
The Automatic Annual Step-up is available even when a withdrawal has occurred.
Each time the Automatic Annual Step-up occurs a new Enhancement Period Starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up, you will continue to be eligible for the 6% Enhancement through the end of the Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
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On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value of $128,000 is higher than the previous Income Base plus the 6% Enhancement ($124,000 = $118,000 + 6% of $100,000), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Guaranteed Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option), but will be reduced if your Contract Value is reduced to zero. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older. Partial withdrawals to pay the fees associated with your Fee-Based Financial Plan will reduce the amount of available Guaranteed Annual Income each year.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected, and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 6% Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. Additionally, the Guaranteed Annual Income amount will be reduced if the Contract Value reaches zero.
The Guaranteed Annual Income rate will be based on your age as of the date the first withdrawal on or after age 55 (based on the age of the younger of you or your spouse for the joint life option). Thereafter, the Guaranteed Annual Income rate will only increase upon an Automatic Annual Step-up, and will decrease once the Contract Value is reduced to zero.
The Guaranteed Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Guaranteed Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Guaranteed Annual Income rates will not change as a result.
The Guaranteed Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Annual Income rates, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with those rates. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet. The rates will not change more frequently than monthly.
At least ten days before the end of the indicated effective period, the Guaranteed Annual Income rate for the next effective period will be disclosed in a new Rate Sheet. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Annual Income rates for previous effective periods are included in an Appendix to this prospectus.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary, as adjusted for additional Purchase Payments, Automatic Annual Step-ups, 6% Enhancements, and subsequent Excess Withdrawals. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income rate will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. The Guaranteed Annual Income rate will be lower if your Contract Value is reduced to zero, which will result in a reduced Guaranteed Annual Income amount.
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Guaranteed Annual Income payments are not available until you have reached age 55 (the younger of you or your spouse under the joint life option). If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Guaranteed Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Guaranteed Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Guaranteed Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Guaranteed Annual Income amount based on Table B of the Rate Sheet, the difference is payable for the remainder of that Benefit Year. Otherwise, you will not be able to receive further Guaranteed Annual Income payments until the next Benefit Year anniversary. Withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base or Enhancement Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base or Enhancement Base. All withdrawals will decrease the Contract Value.
The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Guaranteed Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider’s effective date	$200,000
Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider’s effective date	$212,000
Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, the 6% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Guaranteed Annual Income amount is $10,250 (5% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income rate.
Excess Withdrawals. Excess Withdrawals are:
1.	the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal;
2.	withdrawals made prior to age 55 (younger of you or your spouse for joint life); or
3.	withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your financial plan made prior to age 55, or that exceed the Guaranteed Annual Income each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs:
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1.	The Income Base and the Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income rate multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
Your quarterly statements will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example assumes a 5% Guaranteed Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Income Base, Enhancement Base, the Guaranteed Annual Income amount, and the Contract Value under Lincoln Max 6 SelectSM Advantage. The example assumes that the Contractowner makes a $12,000 withdrawal which causes an $11,816 reduction in the Income Base and Enhancement Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Enhancement Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
Enhancement Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base and Enhancement Base are reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Enhancement Base = $73,184 ($85,000 x 13.90134% = $11,816; $85,000 - $11,816 = $73,184)
Guaranteed Annual Income amount = $3,659 (5% of $73,184 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,184
Guaranteed Annual Income amount = $3,659 (5% x $73,184)
Enhancement Base = $73,184
In a declining market, Excess Withdrawals may significantly reduce your Income Base, Enhancement Base, and Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract;
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph); and
4.	This contract is not a beneficiary IRA.
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
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Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. The Guaranteed Annual Income Amount Annuity Payout Option (“GAIAAPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Income Base multiplied by the applicable Guaranteed Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the maturity date of the contract, and you have remaining Contract Value, you have the option of electing the GAIAAPO. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the GAIAAPO.
Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
If you are receiving the GAIAAPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the GAIAAPO will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, this rider will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Termination. Prior to the fifth Benefit Year anniversary, the Contractowner may decide to terminate the rider to elect i4LIFE® Advantage. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base or to the Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage.
4LATER® Select Advantage
4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral.
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Availability. 4LATER® Select Advantage (if approved in your state) is only available for election at the time the contract is purchased. If you elect the rider, it will be effective on the contract’s effective date.
4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualifed contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.
Income Base and Enhancement Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Income Base will be equal to the initial Purchase Payment. The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
For rider elections on and after June 11, 2018, and subject to state availability, the Enhancement Base is the value used to calculate the amount that may be added to the Income Base upon Enhancement. The Enhancement Base is equal to the initial Purchase Payment, increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Rider elections prior to June 11, 2018 do not have an Enhancement Base.
Additional Purchase Payments automatically increase the Income Base (not to exceed the maximum Income Base) and Enhancement Base by the amount of the Purchase Payments. For example, an additional Purchase Payment of $10,000 will increase the Income Base and Enhancement Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and Enhancement Base, but must be invested in the contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the Enhancement on the first Benefit Year anniversary.
The Income Base and Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal (including withdrawals to pay the fees for Fee-Based Financial Plans) reduces the Income Base and Enhancement Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base and Enhancement Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base, Enhancement Base, and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base and Enhancement Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base and Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base and Enhancement Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Enhancement. You are eligible for an Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary the Income Base will be increased by an Enhancement if:
a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86;
b. there are no withdrawals in the preceding Benefit Year, including partial withdrawals to pay the fees associated with your Fee-Based Financial Plan;
c. the rider is within the Enhancement Period;
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d. the Income Base after the Enhancement amount is added would be greater than the Income Base after the Automatic Annual Step-up; and
e. the Enhancement Base is greater than zero.
For rider elections on and after June 11, 2018 and subject to state availability, the Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 6%. For rider elections prior to June 11, 2018, the Enhancement equals the Income Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by 5%. The Enhancement Base and Income Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date.
If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above.
Note: The Enhancement is not available on any Benefit Year anniversary if an Automatic Annual Step-up to the Income Base occurs, or where there has been a withdrawal of Contract Value (including fees for financial plans) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 6% Enhancement on the Income Base and assumes that no withdrawals have been made.
Initial Purchase Payment = $100,000; Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Income Base will not be less than $121,900 (= $100,000 x 1.06 + $15,000 x 1.06).
Consider a further additional Purchase Payment on day 95 = $10,000; Income Base = $125,000; Enhancement Base = $125,000
This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for the 6% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Income Base will not be less than $131,900 (= $100,000 x 1.06 + $15,000 x 1.06 + $10,000).
As explained below, an Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Automatic Annual Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.
Enhancement Period. The original Enhancement Period is a 10-year period that begins on the effective date of the rider. For riders purchased on and after June 11, 2018 and subject to state availability, a new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Riders purchased prior to June 11, 2018 only have one 10-year Enhancement Period.
Automatic Annual Step-up. The Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge, account fee, and partial withdrawals to pay the fees associated with your financial plan), plus any Purchase Payments made on that date is equal to or greater than the Income Base after an Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
For riders elected on or after June 11, 2018 and subject to state availability, each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in years when a withdrawal has occurred.
If you decline an Automatic Annual Step-up during an Enhancement Period, you will continue to be eligible for an Enhancement through the end of the original Enhancement Period as long as you meet the conditions listed above.
Following is an example of how the Automatic Annual Step-ups and the 6% Enhancements impact the Income Base (assuming no withdrawals or additional Purchase Payments):
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	Contract Value	Income Base	Enhancement Base	Enhancement amount added to Income Base
At issue	$100,000	$100,000	$100,000	-
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$6,000
2nd Benefit Year anniversary	$107,000	$112,000	$100,000	$6,000
3rd Benefit Year anniversary	$115,000	$118,000	$100,000	$6,000
4th Benefit Year anniversary	$128,000	$128,000	$128,000	N/A
5th Benefit Year anniversary	$131,000	$135,680	$128,000	$7,680
On the first Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $106,000 and the Enhancement Base remains at $100,000.
On the second Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $112,000 and the Enhancement Base remains at $100,000.
On the third Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $6,000 Enhancement amount to $118,000 and the Enhancement Base remains at $100,000.
On the fourth Benefit Year anniversary the Contract Value is higher than the previous Income Base plus the 6% Enhancement (6% of the Enhancement Base), so the Income Base and Enhancement Base are increased to equal the Contract Value of $128,000.
On the fifth Benefit Year anniversary the Contract Value is higher than the previous Income Base, but since the 6% Enhancement (6% of the Enhancement Base) would increase the Income Base to a higher amount, the Income Base is increased by the $7,680 (6% of $128,000) Enhancement amount and the Enhancement Base remains at $128,000.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement impact the Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base
Initial Purchase Payment $50,000	$50,000	N/A	$50,000
1st Benefit Year anniversary	$54,000	$52,500	$54,000
2nd Benefit Year anniversary	$53,900	$56,700	$56,700
3rd Benefit Year anniversary	$56,000	$59,535	$59,535
4th Benefit Year anniversary	$64,000	$62,512	$64,000
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).
Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base or Enhancement Base or any other Death Benefit upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate.
Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:
•	on the Annuity Commencement Date;
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
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•	upon the second death of either the Annuitant or Secondary Life;
•	when the Income Base is reduced to zero due to withdrawals;
•	the last day that you can elect i4LIFE® Advantage (age 95); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The Guaranteed Income Benefit is described in further detail below.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
i4LIFE® and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with the Home Office or your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage and Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
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The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage and/or the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit)	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit; or Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below.
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you lengthen the Access Period, i4LIFE® Advantage Guaranteed Income Benefit will not be impacted. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
Some of the choices will not be available if you elect the Guaranteed Income Benefit.
If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the first Valuation Date of the first periodic income payment of each calendar year. Contracts that elect Select Guaranteed Income Benefit, or Guaranteed Income Benefit (Managed Risk) are only recalculated once a year. For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments.
AIR rates of 3%, 4%, 5%, or 6% may be available for Regular Income Payments under i4LIFE® Advantage. Certain states limit the availability of 5% or 6% AIR. See your financial professional for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under Select Guaranteed Income Benefit; a 4% AIR will be used to calculate the Regular Income Payments under all other versions of Guaranteed Income Benefit.
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Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is
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credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
Guaranteed Income Benefit
The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. Two versions of i4LIFE®Advantage Guaranteed Income Benefit are currently available – i4LIFE® Advantage Select Guaranteed Income Benefit and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below.
In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your contract or contact your registered representative for more information.
Guaranteed Income Benefit Amount. The Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B:
A.	the Account Value immediately prior to electing Guaranteed Income Benefit; or
B.	the Income Base under the Prior Rider reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date if no step-ups have occurred).
The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
The following is an example of how the Guaranteed Amount or the Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below.
The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage
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structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result.
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that percentage. The percentages may change with each Rate Sheet and may be higher or lower than the percentages on the previous Rate Sheet.
The Guaranteed Income Benefit percentages for the next effective period will be disclosed in a new Rate Sheet at least 10 days before the end of the indicated effective period. Your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.LincolnFinancial.com or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.
Guaranteed Income Benefit General Provisions
If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
Guaranteed Income Benefit Step-ups
Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk).The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns
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resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2016 Amount of initial Regular Income Payment	$4,801
8/1/2016 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2016 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2017 Recalculated Regular Income Payment	$6,000
8/1/2017 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
i4LIFE® Advantage Guaranteed Income Benefit Transitions
Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
Lincoln Market Select® Advantage 4LATER® Select Advantage	Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
The following discussion applies to all of these transitions.
If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See The Contracts – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base), based on your age (or the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.
Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
While 4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85
Purchasers of Lincoln Market Select® Advantage Purchasers of 4LATER® Select Advantage	Longer of 20 years or the difference between your age and age 90	N/A

When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your spouse under the joint life option) and the selected length of the Access Period, i4LIFE®
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Advantage may provide a higher payout than the Guaranteed Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage Death Benefits
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period, but is only available if the Contract Value Death Benefit was in effect prior to the election of i4LIFE® Advantage, and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or Highest Anniversary Death Benefit prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. You may not change this Death Benefit once it is elected.
Highest Anniversary Death Benefit. The Highest Anniversary Death Benefit is only available during the Access Period and is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
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•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the Highest Anniversary Death Benefit is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant for which a Death Benefit is payable and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained.
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
General Death Benefit Provisions. These Death Benefit options, are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the Account Value. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
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i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your financial professional may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage or Lincoln Max 6 SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
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•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please contact the Home Office or your financial professional. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your financial professional for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
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•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
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Compensation Paid to LFN. No commissions are paid in connection with the sale of this contract. However, Lincoln Life pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. No commissions are paid in connection with the sale of this contract. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts. LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2017 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
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Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments into the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
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Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
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•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
90

Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
91

A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
92

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln ChoicePlusSM Advisory
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Advisory.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
93

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth Portfolio - Class B
2017	12.341	13.217	3	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value Portfolio - Class B
2017	11.043	12.638	8	N/A	N/A	N/A	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2017	10.525	11.361	31	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	9.866	10.630	8	N/A	N/A	N/A	N/A	N/A	N/A
BlackRock Global Allocation V.I. Fund - Class III
2017	10.290	11.404	167	11.262	11.455	15	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	10.195	11.385	10	10.144	11.371	10	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2017	11.379	12.044	3	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2017	9.860	10.206	92	10.230	10.239	12	N/A	N/A	N/A
Delaware VIP® Emerging Markets Series - Service Class
2017	11.478	13.871	14	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Limited-Term Diversified Income Series - Service Class
2017	10.010	10.074	179	10.071	10.043	10	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2017	9.276	9.469	14	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2017	11.781	12.933	14	11.742	12.833	6	N/A	N/A	N/A
Delaware VIP® Smid Cap Core Series - Service Class
2017	11.151	12.139	2	11.257	12.445	2	N/A	N/A	N/A
Delaware VIP® U.S. Growth Series - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2017	10.457	11.523	28	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
2017	10.066	10.504	7	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2017	11.288	12.453	67	11.197	12.685	13	N/A	N/A	N/A
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2017	12.310	13.280	19	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2017	11.179	12.629	23	11.226	12.900	12	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2017	10.958	11.740	86	11.303	11.713	15	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2017	10.809	11.419	37	10.936	11.393	63	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Mutual Shares VIP Fund - Class 4
2017	10.957	11.468	11	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2017	11.403	12.499	84	11.212	12.470	25	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2017	10.437	11.840	14	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	9.904	10.051	23	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Global Growth Fund - Service Class II
2017	11.352	13.051	26	12.304	13.021	9	N/A	N/A	N/A
LVIP American Global Small Capitalization Fund - Service Class II
2017	11.555	12.694	1*	11.775	12.665	1*	N/A	N/A	N/A
LVIP American Growth Fund - Service Class II
2017	11.085	13.185	64	11.132	13.155	5	N/A	N/A	N/A
LVIP American Growth-Income Fund - Service Class II
2017	11.000	12.658	76	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American International Fund - Service Class II
2017	11.663	12.962	35	10.468	12.932	6	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2017	11.510	12.491	3	11.349	13.405	1*	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
2017	10.672	11.388	48	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
2017	10.270	11.238	127	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2017	10.082	10.157	63	9.912	10.091	1*	N/A	N/A	N/A
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	11.068	11.304	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
2017	10.551	11.366	64	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2017	9.577	10.048	8	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2017	9.777	10.098	113	9.978	10.131	33	N/A	N/A	N/A
LVIP Delaware Diversified Floating Rate Fund - Service Class
2017	10.120	10.269	16	10.079	10.207	3	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2017	11.224	12.119	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Special Opportunities Fund - Service Class
2017	11.377	12.819	2	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	10.061	10.495	5	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2017	11.961	12.956	26	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2017	11.054	12.673	29	12.232	12.889	47	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2017	11.210	12.630	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2017	9.870	9.992	86	10.010	10.014	2	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
2017	10.851	11.022	5	N/A	N/A	N/A	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2017	10.483	11.642	179	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2017	10.118	10.150	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2017	10.804	11.477	70	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2017	10.689	11.029	36	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2017	9.987	9.977	131	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2017	10.494	10.885	20	10.289	10.762	1*	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	10.829	10.930	5	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2017	10.901	12.631	15	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value Fund - Service Class
2017	10.742	12.044	33	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Mondrian International Value Fund - Service Class
2017	11.289	12.183	4	11.870	12.283	1*	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2017	10.109	10.150	389	10.078	10.082	2	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2017	9.727	9.944	75	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2017	12.298	13.056	33	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2017	11.121	12.392	103	12.057	12.164	3	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2017	10.711	11.580	14	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2017	10.430	12.467	194	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2017	11.377	12.947	39	11.982	12.770	12	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	11.411	12.686	87	12.179	12.657	9	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2017	10.704	11.426	15	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2017	10.918	11.488	5	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2017	11.223	11.706	7	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2017	10.833	11.751	1*	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2017	10.698	12.489	346	11.150	12.706	11	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2017	11.310	12.554	108	11.513	12.912	9	N/A	N/A	N/A

	GOP DB 1-80			GOP DB 81-85			CVDB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2017	11.062	11.972	18	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2017	12.437	13.429	11	12.533	13.380	9	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2017	10.662	12.455	42	11.027	12.871	2	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
2017	10.480	11.594	71	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2017	11.095	12.343	62	12.130	12.616	7	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2017	11.347	12.639	67	12.338	12.675	7	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2017	10.890	12.922	29	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2017	10.963	12.013	7	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	10.105	10.213	16	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2017	10.643	12.703	7	N/A	N/A	N/A	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2017	10.679	11.268	13	11.370	11.383	5	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2017	10.378	11.041	1*	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	11.034	11.775	19	N/A	N/A	N/A	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	10.196	10.777	10	N/A	N/A	N/A	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.

Appendix B — Guaranteed Annual Income Rates for Previous Rider Elections
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Guaranteed Annual Income Rates by Ages:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 9, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income rate	Age (younger of you and your spouse’s age)	Guaranteed Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%

Lincoln Market Select® Advantage
Guaranteed Annual Income Rates by Ages:
Lincoln Market Select® Advantage applications and rider election forms signed between January 19, 2018 and April 18, 2018:
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income Rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.
Lincoln Market Select® Advantage applications and rider election forms signed between January 9, 2017 and January 18, 2018:
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income Rate*	Age (younger of you and your spouse’s age)	Guaranteed Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.

Lincoln Max 6 SelectSM Advantage
Guaranteed Annual Income Rates by Ages:
The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Guaranteed Annual Income amount will be immediately recalculated to equal the Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Guaranteed Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Automatic Annual Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Guaranteed Annual Income rate in Table B.
Lincoln Max 6 SelectSM Advantage applications signed between January 19, 2018 and April 18, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
Lincoln Max 6 SelectSM Advantage applications signed between May 22, 2017 and January 18, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life & Joint Life Option
55 – 58	4.00%	3.50%	55+	3.00%
59 – 64	5.00%	4.50%
65 – 74	6.00%	5.50%
75 +	7.00%	6.50%
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Appendix C — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income Benefit elections and for purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage between January 9, 2017 and April 18, 2018.
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
**If joint life option is in effect, the younger of you and your spouse’s age applies.

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after January 9, 2018 or for prior purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after January 9, 2018 and prior to April 30, 2018.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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Lincoln ChoicePlusSM Advisory
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Advisory prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2018. You may obtain a copy of the Lincoln ChoicePlusSM Advisory prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2018.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N comprised of the subaccounts described in the related appendix to the opinion, as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to the opinion; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through investment professionals who offer investment advice for a fee, and who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Investment professionals of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $561,689,144, $433,441,077 and $485,694,075 to LFN and Selling Firms in 2015, 2016 and 2017 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through investment professionals who offer investment advice for a fee, and who are also associated with broker-dealers. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
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•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
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At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the
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funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 consolidated financial statements of Lincoln Life appear on the following pages.
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The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of

The Lincoln National Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company (the Company) as of December 31, 2017 and 2016, the related consolidated statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note 1 to the consolidated financial statements, in 2017 the Company changed its method of accounting for goodwill impairment.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1966.

Philadelphia, Pennsylvania

March 13, 2018

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2017	2016
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2017 – $85,802; 2016 – $83,290)	$93,340	$87,866
Variable interest entities’ fixed maturity securities (amortized cost: 2017 – $0; 2016 – $200)	-	200
Equity securities (cost: 2017 – $247; 2016 – $260)	246	275
Trading securities	1,533	1,624
Mortgage loans on real estate	10,662	9,761
Real estate	11	12
Policy loans	2,379	2,429
Derivative investments	845	900
Other investments	2,006	2,034
Total investments	111,022	105,101
Cash and invested cash	947	2,057
Deferred acquisition costs and value of business acquired	8,408	9,143
Premiums and fees receivable	394	428
Accrued investment income	1,052	1,029
Reinsurance recoverables	6,515	6,810
Reinsurance related embedded derivatives	-	58
Funds withheld reinsurance assets	598	623
Goodwill	1,368	2,273
Other assets	7,349	6,132
Separate account assets	144,219	128,397
Total assets	$281,872	$262,051

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$22,063	$20,681
Other contract holder funds	79,481	78,106
Short-term debt	10	280
Long-term debt	2,374	2,549
Reinsurance related embedded derivatives	51	-
Funds withheld reinsurance liabilities	4,348	4,827
Deferred gain on business sold through reinsurance	41	67
Payables for collateral on investments	4,354	4,910
Other liabilities	6,486	6,414
Separate account liabilities	144,219	128,397
Total liabilities	263,427	246,231

Contingencies and Commitments (See Note 13)

Stockholder’s Equity
Common stock – 10,000,000 shares authorized, issued and outstanding	10,713	10,696
Retained earnings	4,405	3,342
Accumulated other comprehensive income (loss)	3,327	1,782
Total stockholder’s equity	18,445	15,820
Total liabilities and stockholder’s equity	$281,872	$262,051

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Insurance premiums	$3,018	$2,579	$2,825
Fee income	5,369	5,171	4,960
Net investment income	4,760	4,631	4,611
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(18)	(141)	(75)
Portion of loss recognized in other comprehensive income	-	41	25
Net other-than-temporary impairment losses on securities recognized in earnings	(18)	(100)	(50)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(438)	(410)	(172)
Total realized gain (loss)	(456)	(510)	(222)
Amortization of deferred gain on business sold through reinsurance	18	69	69
Other revenues	439	403	440
Total revenues	13,148	12,343	12,683
Expenses
Interest credited	2,558	2,527	2,472
Benefits	4,818	4,247	4,529
Commissions and other expenses	3,967	4,005	4,109
Interest and debt expense	126	116	105
Strategic digitization expense	43	8	-
Impairment of intangibles	905	-	-
Total expenses	12,417	10,903	11,215
Income (loss) before taxes	731	1,440	1,468
Federal income tax expense (benefit)	(1,287)	267	295
Net income (loss)	2,018	1,173	1,173
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	1,547	692	(2,090)
Funded status of employee benefit plans	(2)	(1)	2
Total other comprehensive income (loss), net of tax	1,545	691	(2,088)
Comprehensive income (loss)	$3,563	$1,864	$(915)

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Common Stock
Balance as of beginning-of-year	$10,696	$10,677	$10,652
Stock compensation/issued for benefit plans	17	19	25
Balance as of end-of-year	10,713	10,696	10,677

Retained Earnings
Balance as of beginning-of-year	3,342	3,118	3,066
Net income (loss)	2,018	1,173	1,173
Dividends declared	(955)	(949)	(1,121)
Balance as of end-of-year	4,405	3,342	3,118

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	1,782	1,091	3,179
Other comprehensive income (loss), net of tax	1,545	691	(2,088)
Balance as of end-of-year	3,327	1,782	1,091
Total stockholder’s equity as of end-of-year	$18,445	$15,820	$14,886

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Cash Flows from Operating Activities
Net income (loss)	$2,018	$1,173	$1,173
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(17)	55	(176)
Trading securities purchases, sales and maturities, net	120	165	143
Change in premiums and fees receivable	34	(49)	101
Change in accrued investment income	19	8	(18)
Change in future contract benefits and other contract holder funds	(2,062)	(2,036)	868
Change in reinsurance related assets and liabilities	1,001	542	(1,060)
Change in federal income tax accruals	(1,502)	146	170
Realized (gain) loss	456	511	222
Amortization of deferred gain on business sold through reinsurance	(18)	(69)	(69)
Change in cash management agreement	(277)	(66)	351
Impairment of intangibles	905	-	-
Other	177	262	45
Net cash provided by (used in) operating activities	854	642	1,750

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(9,887)	(10,791)	(8,858)
Sales of available-for-sale securities	1,773	3,076	1,329
Maturities of available-for-sale securities	5,790	5,290	4,265
Purchases of alternative investments	(357)	(302)	(324)
Sales and repayments of alternative investments	184	238	177
Proceeds from affiliate transfer of alternative investments	66	-	-
Issuance of mortgage loans on real estate	(2,047)	(2,127)	(1,944)
Repayment and maturities of mortgage loans on real estate	1,145	877	816
Issuance and repayment of policy loans, net	49	91	125
Net change in collateral on investments and derivatives	(374)	435	638
Proceeds from sale of subsidiary/business	-	-	75
Other	(123)	(99)	(78)
Net cash provided by (used in) investing activities	(3,781)	(3,312)	(3,779)

Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(290)	(250)	(4)
Issuance of long-term debt, net of issuance costs	75	-	-
Issuance (payment) of short-term debt	(270)	190	88
Proceeds from sales leaseback transaction	62	85	47
Deposits of fixed account values, including the fixed portion of variable	10,775	10,030	10,745
Withdrawals of fixed account values, including the fixed portion of variable	(5,764)	(5,449)	(6,062)
Transfers to and from separate accounts, net	(1,787)	(1,308)	(2,474)
Common stock issued for benefit plans	(29)	(22)	(14)
Dividends paid	(955)	(949)	(1,121)
Net cash provided by (used in) financing activities	1,817	2,327	1,205

Net increase (decrease) in cash and invested cash	(1,110)	(343)	(824)
Cash and invested cash as of beginning-of-year	2,057	2,400	3,224
Cash and invested cash as of end-of-year	$947	$2,057	$2,400

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company (“LNL” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Parent Company”), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York (“LLANY”).  We also own several non-insurance companies, including Lincoln Financial Distributors, our wholesale distributor, and Lincoln Financial Advisors Corporation, part of LNC’s retail distributor, Lincoln Financial Network.  LNL’s principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 21 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities (“VIEs”) in which we are the primary beneficiary.  We use the equity method of accounting to recognize all of our investments in limited liability partnerships.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

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Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and

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mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

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In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

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We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance (“Modco”) and coinsurance with funds withheld (“CFW”) reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships (“LPs”), are included in other investments on our Consolidated Balance Sheets.  We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships’ general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default.  Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest

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once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

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DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are

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accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  Prior to October 1, 2017, we performed a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units.  In Step 1 of the evaluation, if the fair value estimate of the reporting unit was greater than the carrying value, then the carrying value of the reporting unit was deemed to be recoverable, and Step 2 was not required.  If the fair value estimate was less than the carrying value, we applied Step 2 to determine the implied fair value of goodwill for the reporting unit.  If the implied fair value of the reporting unit’s goodwill was lower than its carrying amount, goodwill was impaired and written down to its fair value.

Effective with our early adoption of new accounting guidance for goodwill impairment during the fourth quarter of 2017, as discussed in Note 2, we perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit (“GLB”) reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

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We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

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The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2017 and 2016, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $57 million, $59 million and $67 million for the years ended December 31, 2017,  2016 and 2015, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL’s short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. (“Swiss Re”) in December 2001 through a series of indemnity reinsurance transactions.  We recognized the gain related to these transactions over the period over which the majority of the earnings were expected to emerge, and the deferred gain was fully amortized in 2017.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company, a wholly-owned subsidiary of LNC.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

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For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments, proceeds from reinsurance recaptures and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2015 through 2017 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

Strategic digitization expense consists primarily of costs related to our enterprise-wide digitization initiative.

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

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Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost. We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S.  consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting

These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital in the equity section of the balance sheet.  The amendments also permit an employer to repurchase an employee’s shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting.  Finally, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur.  Specific adoption methods depend on the issue being adopted and range from prospective to retrospective adoption.  Early adoption is permitted; however, all amendments must be adopted in the same period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

		Early adopted as of October 1, 2016	We recognized an income tax benefit of $4 million in federal income tax expense (benefit) in our Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31, 2016.
ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships

The amendments clarify that a change in the counterparty to a derivative instrument identified in a hedging relationship in and of itself does not require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met.  We adopted the guidance in this ASU prospectively.

		January 1, 2017	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2016-06, Contingent Put and Call Options in Debt Instruments

The amendments clarify the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts.  Upon adoption of this ASU, entities will be required to assess embedded call and put options solely in accordance with the four-step decision sequence that was developed by the FASB Derivatives Implementation Group.  We adopted this ASU using a modified retrospective basis applied to existing debt instruments.

		January 1, 2017	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2017-04, Simplifying the Test for Goodwill Impairment

These amendments eliminate the requirement in current GAAP to perform Step 2 of the goodwill impairment test in favor of only applying a quantitative test (referred to in previous guidance as Step 1).  As part of the quantitative test, the fair value of the reporting unit is compared with its carrying value, and an impairment charge is recognized when the carrying value exceeds the reporting unit’s fair value.  An entity still has the option to first perform a qualitative assessment of an individual reporting unit to determine if the quantitative assessment is necessary.  ASU 2017-04 should be adopted prospectively, and early adoption is permitted on impairment testing dates after January 1, 2017.

Early adopted as of our October 1, 2017 goodwill impairment measurement date. There were no impairment indicators during the first three quarters of 2017.

We recognized a goodwill impairment of $905 million during the fourth quarter of 2017 related to our Life Insurance segment reported in the impairment of intangibles line item on our Consolidated Statements of Comprehensive Income (Loss).  For more information regarding our goodwill impairment, see Note 10.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although these amendments will supersede nearly all existing revenue recognition guidance under GAAP, ASU 2014-09 will not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.  Retrospective, or modified retrospective, application is required.

January 1, 2018

Our revenue within the scope of this standard primarily includes commissions and advisory fees earned by our broker dealer operation.  We will adopt this ASU using the modified retrospective method.  The adoption of ASU 2014-09 will not have a material impact on our consolidated financial condition or results of operations.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments will be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption.  Financial statement disclosures will be updated prospectively.

January 1, 2018

The current carrying value of our equity securities within the scope of ASU 2016-01 is $110 million. Upon adoption, we will prospectively recognize the change in fair value of these equity securities in current period earnings. The cumulative effective adjustment of adopting ASU 2016-01 will not have a material impact on our consolidated financial condition.

ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We continue to gather information to determine our leases that are within the scope of this standard. We do not expect there to be a significant difference in our pattern of lease expense recognition under this ASU.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

These amendments clarify the implementation guidance on principal versus agent considerations in ASU 2014-09, including how an entity should identify the unit of accounting for the principal versus agent evaluation.  In addition, the amendments clarify how to apply the control principle to certain types of arrangements, such as service transactions, by explaining what a principal controls before the good or service is transferred to the customer.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-10, Identifying Performance Obligations and Licensing

These amendments clarify, among other things, the accounting guidance in ASU 2014-09 regarding how an entity will determine whether promised goods or services are separately identifiable, which is an important consideration in determining whether to account for goods or services as a separate performance obligation.   Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-12, Narrow Scope Improvements and Practical Expedients

The standard update amends the revenue recognition guidance in ASU 2014-09 related to transition, collectability, noncash consideration and the presentation of sales and other similar taxes. The amendments clarify that, for a contract to be considered completed at transition, substantially all of the revenue must have been recognized under current GAAP.  The amendments also clarify how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard’s contract criteria.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

These amendments clarify the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined by the FASB that there is diversity in practice.  Early adoption of the amendments is permitted, and retrospective transition is required for each period presented in the statement of cash flows.

		January 1, 2018	We will amend classifications in our Consolidated Statements of Cash Flows upon adoption of this ASU.
ASU 2016-16, Intra-Entity Asset Transfers Other Than Inventory

This amendment requires an entity to recognize current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs, thereby eliminating the current GAAP exception that prohibits the recognition of income taxes until the asset has been sold to an outside party.  Early adoption is permitted as of the beginning of the annual reporting period for which financial statements have not been issued.

		January 1, 2018	This amendment is not expected to have a material impact on our consolidated financial condition or results of operations.
ASU 2016-18, Restricted Cash

This amendment requires that amounts generally described as restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  Early adoption is permitted using a retrospective transition method applied to each period presented.

		January 1, 2018	We will provide these additional disclosures in our Consolidated Statements of Cash Flows upon the adoption date as applicable.
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

These amendments clarify 13 issues related to the adoption of ASU 2014-09.  The most significant issue of these amendments for us is the clarification that all contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09, rather than just insurance contracts as described in ASU 2014-09.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

These amendments require that an entity report the service cost component of employee pension and postretirement benefit plans in the same line item as other compensation costs from services rendered by the applicable employees during the period.  The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations.  ASU 2017-07 requires retrospective adoption related to the presentation of net periodic pension cost and postretirement benefit cost.

		January 1, 2018	The adoption of this ASU will not have an effect on our consolidated financial condition or results of operations.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative-effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition or results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting

These amendments provide guidance when changes to the terms or conditions of a share-based payment award would require modification accounting.  An entity should account for the effects of a modification unless the following are the same immediately before and after the modification:  (a) the fair value of the award, (b) the vesting conditions of the award and (c) the classification of the award as an equity instrument or a liability instrument.  These amendments are to be applied prospectively to awards modified on or after the effective date.  Early adoption is permitted.

		January 1, 2018	The impacts of adopting this standard are prospective. The adoption of this ASU will not impact our consolidated financial condition or results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition or results of operations.
ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments allow a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) of 2017.  An entity that elects to reclassify these amounts must reclassify the stranded tax effects related to the change in the federal corporate income tax rate for all items accounted for in OCI.  Additional disclosures will be required for entities that elect to reclassify stranded tax effects.  The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and early adoption is permitted.  An entity that elects to early adopt in an annual or interim period after the period of enactment can choose to apply the ASU retrospective to each period impacted or in the period of adoption.

		January 1, 2018	Upon adoption of this ASU, we will reclassify approximately $600 million of stranded tax effects resulting from the new federal income rate from AOCI to retained earnings.

3.  Dispositions

Lincoln Financial Media Company

On July 16, 2015, we closed on the sale of Lincoln Financial Media Company to Entercom Communications Corp.  (“Entercom Parent”) and Entercom Radio, LLC.  We received $75 million in cash, net of transaction expenses, and $28 million face amount of perpetual cumulative convertible preferred stock of Entercom Parent.    During 2015, we recognized a loss of $2 million, after-tax, reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) related to finalizing the transaction.

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4.  Variable Interest Entities

Consolidated VIEs

Credit-Linked Notes

We invested in the Class 1 notes of a credit-linked note (“CLN”) structure, which represented a special purpose trust combining ABS with credit default swaps to produce multi-class structured securities.

Because the note holders did not have voting rights or similar rights, we determined that the entity issuing the CLN was a VIE, and as a note holder, our interest represented a variable interest.  We had the power to direct the most significant activity affecting the performance of the CLN structure and we had the ability to actively manage the reference portfolios underlying the credit default swaps.  We concluded that we were the primary beneficiary of the VIE associated with the CLN.

As of March 2017, our $200 million CLN matured ending our exposure to this VIE.  We no longer reflect the assets and liabilities associated with this VIE on our Consolidated Balance Sheets or recognize the results of operations of this VIE on our Consolidated Statements of Comprehensive Income (Loss).

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2017			As of December 31, 2016
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans (1)	N/A	$-	$-	N/A	$-	$200
Credit default swaps	-	-	-	1	200	-
Total assets	-	$-	$-	1	$200	$200

(1)	Reported in variable interest entities’ fixed maturity securities on our Consolidated Balance Sheets.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon our review of our VIE AFS fixed maturity security for OTTI, there was no impairment prior to maturity in March 2017.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2017	2016
Non-Qualifying Hedges
Credit default swaps	$-	$4
Contingent forwards	-	-
Total non-qualifying hedges (1)	$-	$4

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2017, our captive reinsurance subsidiary, the Lincoln Reinsurance Company of Vermont VI, restructured the $275 million, long-term surplus note which was originally issued to a non-affiliated VIE in October 2015 in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  As of December 31, 2017, the principal balance of the long-term surplus note was zero and we do not currently have any exposure to this VIE.

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Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 5.

Limited Partnerships and Limited Liability Companies

We invest in certain LPs and limited liability companies (“LLCs”), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.4 billion and $1.3  billion as of December 31, 2017 and 2016, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $31  million and $37 million as of December 31, 2017 and 2016, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $3 million for the years ended December 31, 2017 and 2016.

Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2017.

5.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$74,921	$6,573	$341	$(7)	$81,160
ABS	882	51	6	(26)	953
U.S. government bonds	497	37	1	-	533
Foreign government bonds	391	55	-	-	446
RMBS	3,125	148	36	(21)	3,258
CMBS	589	10	2	(2)	599
CLOs	803	2	2	(5)	808
State and municipal bonds	4,033	932	6	-	4,959
Hybrid and redeemable preferred securities	561	85	22	-	624
Total fixed maturity securities	85,802	7,893	416	(61)	93,340
Equity securities	247	16	17	-	246
Total AFS securities	$86,049	$7,909	$433	$(61)	$93,586

	As of December 31, 2016
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$72,706	$4,583	$931	$(5)	$76,363
ABS	1,016	39	13	(12)	1,054
U.S. government bonds	345	34	2	-	377
Foreign government bonds	445	57	1	-	501
RMBS	3,316	141	65	(5)	3,397
CMBS	341	8	4	(1)	346
CLOs	742	1	3	(4)	744
State and municipal bonds	3,811	703	19	-	4,495
Hybrid and redeemable preferred securities	568	68	47	-	589
VIEs’ fixed maturity securities	200	-	-	-	200
Total fixed maturity securities	83,490	5,634	1,085	(27)	88,066
Equity securities	260	18	3	-	275
Total AFS securities	$83,750	$5,652	$1,088	$(27)	$88,341

(1)	Includes unrealized (gains) and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2017, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$3,268	$3,305
Due after one year through five years	17,472	18,099
Due after five years through ten years	17,059	17,708
Due after ten years	42,604	48,610
Subtotal	80,403	87,722
Structured securities (ABS, MBS, CLOs)	5,399	5,618
Total fixed maturity AFS securities	$85,802	$93,340

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$4,726	$67	$4,706	$276	$9,432	$343
ABS	56	-	143	15	199	15
U.S. government bonds	156	-	19	1	175	1
RMBS	277	4	599	33	876	37
CMBS	113	-	60	3	173	3
CLOs	281	2	72	-	353	2
State and municipal bonds	33	-	89	5	122	5
Hybrid and redeemable
preferred securities	20	-	124	22	144	22
Total fixed maturity securities	5,662	73	5,812	355	11,474	428
Equity securities	22	14	8	3	30	17
Total AFS securities	$5,684	$87	$5,820	$358	$11,504	$445

Total number of AFS securities in an unrealized loss position						1,095

	As of December 31, 2016
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$15,099	$542	$3,117	$390	$18,216	$932
ABS	201	5	281	23	482	28
U.S. government bonds	18	2	-	-	18	2
Foreign government bonds	29	1	-	-	29	1
RMBS	876	50	374	22	1,250	72
CMBS	187	4	18	2	205	6
CLOs	259	3	25	-	284	3
State and municipal bonds	208	11	47	8	255	19
Hybrid and redeemable
preferred securities	75	3	142	44	217	47
Total fixed maturity securities	16,952	621	4,004	489	20,956	1,110
Equity securities	4	2	44	2	48	4
Total AFS securities	$16,956	$623	$4,048	$491	$21,004	$1,114

Total number of AFS securities in an unrealized loss position						1,692

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$156	$57	$1	26
Six months or greater, but less than nine months	2	1	-	4
Nine months or greater, but less than twelve months	12	6	-	7
Twelve months or greater	209	77	10	49
Total	$379	$141	$11	86

	As of December 31, 2016
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$164	$49	$2	19
Nine months or greater, but less than twelve months	1	1	-	2
Twelve months or greater	358	166	10	62
Total	$523	$216	$12	83

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $669 million for the year ended December 31, 2017.  As discussed further below, we believe the unrealized loss position as of December 31, 2017, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2017, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2017, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$411	$363	$360
Increases attributable to:
Credit losses on securities for which an OTTI
was not previously recognized	13	83	19
Credit losses on securities for which an OTTI
was previously recognized	7	16	15
Decreases attributable to:
Securities sold, paid down or matured	(73)	(51)	(31)
Balance as of end-of-year	$358	$411	$363

During 2017,  2016 and 2015, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2017
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$17	$7	$24	$31
ABS	173	26	199	102
RMBS	245	21	266	178
CMBS	13	2	15	39
CLOs	11	5	16	5
State and municipal bonds	-	-	-	3
Total	$459	$61	$520	$358

	As of December 31, 2016
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$80	$5	$85	$77
ABS	201	12	213	106
RMBS	310	6	316	183
CMBS	29	1	30	37
CLOs	11	3	14	5
State and municipal bonds	2	-	2	3
Total	$633	$27	$660	$411

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2017	2016
Fixed maturity securities:
Corporate bonds	$1,250	$1,275
ABS	15	19
U.S. government bonds	115	164
Foreign government bonds	23	23
RMBS	85	95
CMBS	2	2
CLOs	3	6
State and municipal bonds	17	17
Hybrid and redeemable preferred securities	23	23
Total trading securities	$1,533	$1,624

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2017,  2016 and 2015,  was $8  million, $(3) million and $(96)  million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 21% and 20%, respectively, and Texas, which accounted for 12% and 11%, respectively, of mortgage loans on real estate as of December 31, 2017 and 2016.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2017	2016
Current	$10,662	$9,762
60 to 90 days past due	-	-
Greater than 90 days past due	3	-
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(2)
Unamortized premium (discount)	-	1
Total carrying value	$10,662	$9,761

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2017	2016
Number of impaired mortgage loans on real estate	3	2

Principal balance of impaired mortgage loans on real estate	$11	$7
Valuation allowance associated with impaired mortgage loans on real estate	(3)	(2)
Carrying value of impaired mortgage loans on real estate	$8	$5

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$2	$2	$3
Additions	1	-	-
Charge-offs, net of recoveries	-	-	(1)
Balance as of end-of-year	$3	$2	$2

29

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Average carrying value for impaired
mortgage loans on real estate	$6	$6	$17
Interest income recognized on impaired
mortgage loans on real estate	-	-	1
Interest income collected on impaired
mortgage loans on real estate	-	-	1

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate, which were as follows (dollars in millions):

	As of December 31, 2017			As of December 31, 2016
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$9,563	89.7%	2.27	$8,604	88.1%	2.16
65% to 74%	1,000	9.4%	1.94	1,009	10.3%	1.87
75% to 100%	91	0.8%	0.97	143	1.5%	0.86
Greater than 100%	8	0.1%	0.82	5	0.1%	1.04
Total mortgage loans on real estate	$10,662	100.0%		$9,761	100.0%

Alternative Investments

As of December 31, 2017 and 2016, alternative investments included investments in 221 and 202 different partnerships, respectively, and the portfolios represented approximately 1% of our overall invested assets.

Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities	$4,048	$4,019	$3,981
Equity AFS securities	12	11	9
Trading securities	88	94	102
Mortgage loans on real estate	433	413	385
Real estate	1	1	1
Policy loans	134	139	150
Invested cash	11	12	3
Commercial mortgage loan prepayment
and bond make-whole premiums	138	115	98
Alternative investments	165	75	88
Consent fees	6	5	5
Other investments	5	4	6
Investment income	5,041	4,888	4,828
Investment expense	(281)	(257)	(217)
Net investment income	$4,760	$4,631	$4,611

30

Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities: (1)
Gross gains	$17	$65	$41
Gross losses	(63)	(227)	(94)
Equity AFS securities:
Gross gains	6	8	3
Gross losses	-	(1)	-
Gain (loss) on other investments	(10)	(62)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(21)	(24)	(26)
Total realized gain (loss) related to certain investments, pre-tax	$(71)	$(241)	$(83)

(1)	These amounts are represented net of related fair value hedging activity. See Note 6 for more information.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(13)	$(80)	$(42)
ABS	(2)	(5)	(6)
RMBS	(2)	(10)	(7)
CMBS	(2)	(1)	(1)
State and municipal bonds	(1)	(3)	-
Total fixed maturity securities	(20)	(99)	(56)
Equity securities	-	(1)	-
Gross OTTI recognized in net income (loss)	(20)	(100)	(56)
Associated amortization of DAC, VOBA, DSI and DFEL	2	-	6
Net OTTI recognized in net income (loss), pre-tax	$(18)	$(100)	$(50)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$-	$53	$29
Change in DAC, VOBA, DSI and DFEL	-	(12)	(4)
Net portion of OTTI recognized in OCI, pre-tax	$-	$41	$25

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2017 and 2016, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor’s (“S&P”) Rating Services or Baa3 or higher by Moody’s Investors Service (“Moody’s”), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2017 and 2016, 96% and 95%, respectively, of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2017 and 2016, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.4 billion and $3.7 billion, respectively, and a fair value of $3.4 billion and $3.6 billion, respectively.  As of December 31, 2017 and 2016, 98% and 96%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2017 and 2016, the portion of our ABS portfolio rated below investment grade had an amortized cost of $43 million and $87 million, respectively, and a fair value of $41 million and $73 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2017 and 2016, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

31

Determination of Credit Losses on MBS

As of December 31, 2017 and 2016, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2017		As of December 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$701	$701	$813	$813
Securities pledged under securities lending agreements (2)	222	213	217	209
Securities pledged under repurchase agreements (3)	531	554	530	555
Investments pledged for Federal Home Loan Bank of
Indianapolis (“FHLBI”) (4)	2,900	4,235	3,350	4,947
Total payables for collateral on investments	$4,354	$5,703	$4,910	$6,524

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 6 for additional information.

(2)

Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)

Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)

Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2017	2016	2015
Collateral payable for derivative investments	$(112)	$(481)	$(283)
Securities pledged under securities lending agreements	5	(25)	38
Securities pledged under repurchase agreements	1	(144)	69
Investments pledged for FHLBI	(450)	995	430
Total increase (decrease) in payables for collateral on investments	$(556)	$345	$254

32

We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings were as follows:

	As of December 31, 2017
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$100	$281	$150	$531
Total	-	100	281	150	531
Securities Lending
Corporate bonds	222	-	-	-	222
Total	222	-	-	-	222
Total gross secured borrowings	$222	$100	$281	$150	$753

	As of December 31, 2016
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
Corporate bonds	$-	$-	$384	$146	$530
Total	-	-	384	146	530
Securities Lending
Corporate bonds	212	-	-	-	212
Foreign government bonds	5	-	-	-	5
Total	217	-	-	-	217
Total gross secured borrowings	$217	$-	$384	$146	$747

We accept collateral in the form of securities in connection with repurchase agreements.  In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2017, the fair value of all collateral received that we are permitted to sell or re-pledge was $175  million.  As of December 31, 2017, we have re-pledged $174 million of this collateral to cover initial margin on certain derivative investments.

Investment Commitments

As of December 31, 2017, our investment commitments were $1.3 billion, which included $752 million of LPs, $196 million of private placement securities and $320 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2017 and 2016, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.2 billion and $1.5 billion, respectively, or 1% of our invested assets portfolio, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $930  million and $1.1 billion, respectively, or 1% of our invested assets portfolio.  These concentrations include both AFS and trading securities.

As of December 31, 2017 and 2016, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $14.3 billion and $13.0 billion, respectively, or 13% and 12%, respectively, of our invested assets portfolio, and our investments in securities in the utilities industry with a fair value of $13.8 billion and $12.8 billion, respectively, or 12%  of our invested assets portfolio.  These concentrations include both AFS and trading securities.

6.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 20 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

33

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed maturity securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

34

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® (“S&P 500”).  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps – Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Credit Default Swaps – Selling Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

35

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We are exposed to risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  These GLB features are reinsured among various reinsurance counterparties on either a Modco or coinsurance basis.  We cede a portion of the GLB features to LNBAR on a funds withheld modified coinsurance basis.  The funds withheld arrangement includes a dynamic hedging strategy designed to mitigate selected risk. Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the changes in embedded derivative GLB reserves assumed by LNBAR caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve assumed by LNBAR due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

36

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2017			As of December 31, 2016
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$1,544	$45	$16	$2,089	$68	$77
Foreign currency contracts (1)	1,804	79	79	1,177	153	10
Total cash flow hedges	3,348	124	95	3,266	221	87
Fair value hedges:
Interest rate contracts (1)	563	-	174	637	-	182
Non-Qualifying Hedges
Interest rate contracts (1)	72,937	657	127	70,290	985	701
Foreign currency contracts (1)	22	-	-	14	-	-
Equity market contracts (1)	30,918	562	557	28,142	542	616
Credit contracts (1)	52	-	-	66	-	-
Embedded derivatives:
GLB direct (2) (3)	-	903	-	-	-	371
GLB ceded (2) (3)	-	51	954	-	371	-
Reinsurance related (4)	-	-	51	-	58	-
Indexed annuity and IUL contracts (2) (5)	-	11	1,418	-	-	1,139
Total derivative instruments	$107,840	$2,308	$3,376	$102,415	$2,177	$3,096

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.
(3)	Reported in other liabilities on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

Beginning in the first quarter 2017, consistent with changes enacted by the Chicago Mercantile Exchange (“CME”), the Company offset the variation margin payments with the derivative balances that are cleared through CME.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2017
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$7,748	$20,953	$31,378	$14,965	$-	$75,044
Foreign currency contracts (2)	22	247	423	1,090	44	1,826
Equity market contracts	18,746	9,520	485	15	2,152	30,918
Credit contracts	-	52	-	-	-	52
Total derivative instruments
with notional amounts	$26,516	$30,772	$32,286	$16,070	$2,196	$107,840

(1)	As of December 31, 2017, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was February 2047.
(2)	As of December 31, 2017, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was September 2049.

37

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$93	$157	$127
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	43	(165)	(202)
Foreign currency contracts	20	(10)	17
Change in foreign currency exchange rate adjustment	(137)	96	48
Change in DAC, VOBA, DSI and DFEL	1	2	3
Income tax benefit (expense)	26	27	46
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	4	5	(190)
Interest rate contracts (2)	-	1	-
Foreign currency contracts (1)	18	11	6
Foreign currency contracts (2)	9	7	-
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	2
Income tax benefit (expense)	(10)	(8)	64
Balance as of end-of-period	$27	$93	$157

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

38

The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$4	$5	$8
Interest rate contracts (2)	-	1	-
Foreign currency contracts (1)	18	11	6
Foreign currency contracts (2)	9	7	-
Total cash flow hedges	31	24	14
Fair value hedges:
Interest rate contracts (1)	(23)	(28)	(30)
Interest rate contracts (2)	7	16	(198)
Total fair value hedges	(16)	(12)	(228)
Non-Qualifying Hedges
Interest rate contracts (2)	103	181	304
Foreign currency contracts (2)	-	(14)	(11)
Equity market contracts (2)	(1,427)	(1,253)	(118)
Equity market contracts (3)	28	12	1
Credit contracts (2)	1	(5)	(6)
Embedded derivatives:
Reinsurance related (2)	(141)	(57)	221
Indexed annuity and IUL contracts (2)	(400)	(120)	(57)
Total derivative instruments	$(1,821)	$(1,244)	$120

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Offset to net investment income	$22	16	14
Offset to realized gain (loss)	9	8	-

As of December 31, 2017,  $28 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2017 and 2016, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

39

Information related to our credit default swaps for which we are the seller (dollars in millions) was as follows:

As of December 31, 2017
				Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Basket credit default swaps	12/20/2022	(3)	(4)	BBB+	1	$1	$52
					1	$1	$52

As of December 31, 2016
				Credit
		Reason	Nature	Rating of	Number		Maximum
		for	of	Underlying	of	Fair	Potential
Credit Contract Type	Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
Single name credit default swaps	3/20/2017 (5)	(6)	(4)	BBB+	2	-	40
					2	$-	$40

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	Credit default swaps were entered into in order to hedge the liability exposure on certain variable annuity products.
(4)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.
(5)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(6)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
Maximum potential payout	$52	$40
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$52	$40

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post collateral if the market value was less than zero.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2017, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, we and LLANY have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2017, and December 31, 2016, our exposure was zero and $5 million, respectively.

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The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2017		As of December 31, 2016
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$116	$(1)	$53	$(32)
A+	178	(453)	10	(217)
A	170	(48)	394	(335)
A-	237	-	67	-
BBB+	-	(4)	289	-
	$701	$(506)	$813	$(584)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2017
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,082	$965	$2,047
Gross amounts offset	(237)	-	(237)
Net amount of assets	845	965	1,810
Gross amounts not offset:
Cash collateral	(701)	-	(701)
Net amount	$144	$965	$1,109

Financial Liabilities
Gross amount of recognized liabilities	$1,037	$2,423	$3,460
Gross amounts offset	(261)	-	(261)
Net amount of liabilities	776	2,423	3,199
Gross amounts not offset:
Cash collateral	(506)	-	(506)
Net amount	$270	$2,423	$2,693

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	As of December 31, 2016
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,211	$429	$1,640
Gross amounts offset	(311)	-	(311)
Net amount of assets	900	429	1,329
Gross amounts not offset:
Cash collateral	(813)	-	(813)
Net amount	$87	$429	$516

Financial Liabilities
Gross amount of recognized liabilities	$1,274	$1,510	$2,784
Gross amounts offset	(536)	-	(536)
Net amount of liabilities	738	1,510	2,248
Gross amounts not offset:
Cash collateral	(584)	-	(584)
Net amount	$154	$1,510	$1,664

7.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Current	$118	$25	$71
Deferred	(1,405)	242	224
Federal income tax expense (benefit)	$(1,287)	$267	$295

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Tax rate times pre-tax income	$256	$504	$514
Effect of:
Tax-preferred investment income	(280)	(196)	(192)
Tax credits	(29)	(28)	(26)
Change in uncertain tax positions	(17)	(11)	1
Excess tax benefits from share-based
compensation	(8)	(4)	-
Goodwill impairment	316	-	-
Deferred tax impact from the Tax Cuts
and Jobs Act	(1,526)	-	-
Other items	1	2	(2)
Federal income tax expense (benefit)	$(1,287)	$267	$295
Effective tax rate	-176%	19%	20%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  The tax-preferred investment income relates primarily to the separate account dividends-received deduction.  The tax benefit associated with the separate account dividends-received deduction was $264  million,  $175 million and $188 million for the years ended December 31, 2017,  2016 and 2015.  Tax benefits for uncertain tax positions for the year ended December 31, 2017, were primarily attributable to the release of reserves for tax contingencies associated with a  prior tax year that closed during 2017.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the new 21% marginal corporate income tax rate and recognized $1.5 billion in tax benefit in 2017.  We continue to review and analyze the provisions of the Tax Act, including the actual and potential impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.  The impact of the Tax Act may differ from existing amounts due to, among other things, changes in interpretations and assumptions we have made and guidance that may be issued by regulatory authorities.  The

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Securities and Exchange Commission has issued rules that allow for a one year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  While we do not anticipate any significant changes to the amounts recorded as of December 31, 2017, any adjustments to amounts recorded as a result of the Tax Act will be made during 2018.    We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2017	2016
Current	$206	$164
Deferred	(2,391)	(3,062)
Total federal income tax asset (liability)	$(2,185)	$(2,898)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2017	2016
Deferred Tax Assets
Future contract benefits and other contract holder funds	$580	$986
Reinsurance related embedded derivative asset	11	-
Compensation and benefit plans	123	187
Tax credits	76	85
Other	8	19
Total deferred tax assets	$798	$1,277
Deferred Tax Liabilities
DAC	$1,112	$2,038
VOBA	105	306
Net unrealized gain on AFS securities	1,579	1,596
Net unrealized gain on trading securities	39	65
Intangibles	9	20
Investment activity	118	125
Deferred gain on business sold through reinsurance	35	51
Reinsurance related embedded derivative asset	-	20
Other	192	118
Total deferred tax liabilities	$3,189	$4,339
Net deferred tax asset (liability)	$(2,391)	$(3,062)

As of December 31, 2017,  we had $73 million of alternative minimum tax credits that are not subject to expiration and $3 million of research and development credits that expire in 2036.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2017 and 2016,  $11 million and $1 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2017	2016
Balance as of beginning-of-year	$1	$10
Increases for prior year tax positions	9	-
Increases for current year tax positions	1	1
Decreases for expiring statutes	-	(10)
Balance as of end-of-year	$11	$1

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2017,  2016 and 2015, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero,  $(2) million and $1 million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero as of December 31, 2017 and 2016.

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We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2014 and forward remain open.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

8.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$8,269	$8,620	$7,527
Business acquired (sold) through reinsurance	-	-	38
Deferrals	1,345	1,339	1,483
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(922)	(879)	(813)
Unlocking	61	(276)	(232)
Adjustment related to realized (gains) losses	(55)	(51)	(44)
Adjustment related to unrealized (gains) losses	(789)	(484)	661
Balance as of end-of-year	$7,909	$8,269	$8,620

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$874	$873	$628
Business acquired (sold) through reinsurance	-	-	(22)
Deferrals	7	3	8
Amortization:
Amortization, excluding unlocking	(105)	(105)	(128)
Unlocking	(48)	36	(82)
Accretion of interest (1)	52	52	56
Adjustment related to realized (gains) losses	(1)	(2)	(1)
Adjustment related to unrealized (gains) losses	(280)	17	414
Balance as of end-of-year	$499	$874	$873

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2017, was as follows:

2018	$49
2019	51
2020	65
2021	65
2022	61

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$293	$301	$285
Deferrals	29	25	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(30)	(28)	(33)
Unlocking	(4)	(2)	2
Adjustment related to realized (gains) losses	(2)	(2)	(1)
Adjustment related to unrealized (gains) losses	1	(1)	19
Balance as of end-of-year	$287	$293	$301

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$1,855	$1,923	$1,365
Deferrals	753	628	537
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(383)	(345)	(299)
Unlocking	(3)	(63)	(66)
Adjustment related to realized (gains) losses	(18)	(11)	(8)
Adjustment related to unrealized (gains) losses	(775)	(277)	394
Balance as of end-of-year	$1,429	$1,855	$1,923

9.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2017	2016	2015
Direct insurance premiums and fee income	$10,103	$9,373	$9,354
Reinsurance assumed	101	105	83
Reinsurance ceded	(1,817)	(1,728)	(1,652)
Total insurance premiums and fee income	$8,387	$7,750	$7,785

Direct insurance benefits	$6,669	$6,112	$6,304
Reinsurance recoveries netted against benefits	(1,851)	(1,865)	(1,775)
Total benefits	$4,818	$4,247	$4,529

We and LLANY cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2017, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2017.  Approximately 35% and 36% of our total individual life in-force amount was reinsured as of December 31, 2017 and 2016, respectively.  Portions of our deferred annuity business have been reinsured on either a coinsurance or a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2017 and 2016, the reserves associated with these reinsurance arrangements totaled $541 million and $584 million, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers and LNBAR.  The amounts recoverable from reinsurers were $6.5  billion and $6.8 billion as of December 31, 2017 and 2016, respectively.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $1.9 billion and $2.2 billion as of December 31, 2017 and 2016, respectively.  Swiss Re has funded a trust, with a balance of $2.5 billion as of December 31, 2017, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2017, included $269 million and $46 million, respectively, related to the business sold to Swiss Re.  In addition, the amounts recoverable from LNBAR were $2.1 billion as of December 31, 2017 and 2016.  LNBAR has funded trusts to support the business ceded of which the balance in the trusts changes as a result of ongoing reinsurance activity and totaled $1.9 billion as of December 31, 2017.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets and amortized the gain over the period which the majority of the earnings were expected to emerge, and the deferred gain was fully amortized in 2017.  We amortized $15 million, after-tax, of deferred gain on business sold through reinsurance during 2017 and $48 million during 2016 and 2015, respectively.

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10.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	(905)	634
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$(905)	$1,368

	For the Year Ended December 31, 2016
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit.  As discussed in Note 2, our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $905 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2017		As of December 31, 2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$47	$100	$43
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Total	$105	$47	$105	$43

(1)	No amortization recorded as the intangible asset has indefinite life.

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Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2017, was as follows:

2018	$4
2019	4
2020	4
2021	4
2022	4
Thereafter	33

11.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2017 (1)	2016 (1)
Return of Net Deposits
Total account value	$96,941	$87,707
Net amount at risk (2)	81	824
Average attained age of contract holders	64 years	63 years

Minimum Return
Total account value	$108	$105
Net amount at risk (2)	18	22
Average attained age of contract holders	76 years	75 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$26,596	$24,605
Net amount at risk (2)	417	782
Average attained age of contract holders	70 years	69 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$110	$115	$89
Changes in reserves	8	34	52
Benefits paid	(18)	(39)	(26)
Balance as of end-of-year	$100	$110	$115

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2017	2016
Asset Type
Domestic equity	$59,647	$50,337
International equity	20,837	16,714
Fixed income	40,626	37,795
Total	$121,110	$104,846

Percent of total variable annuity
separate account values	99%	99%

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Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 32% and 36% of total life insurance in-force reserves as of December 31, 2017 and 2016, respectively.  UL and VUL products with secondary guarantees represented 27% of total sales for the year ended December 31, 2017, and 33% for the years ended December 31, 2016 and 2015.

12.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2017	2016
Short-Term Debt
Short-term debt (1)	$10	$280

Long-Term Debt, Excluding Current Portion
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	$-	$240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	573	533
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	-
4.20% surplus note, due 2037	50	-
LIBOR + 100 bps surplus note, due 2037	325	375
Total surplus notes	2,374	2,549
Total long-term debt	$2,374	$2,549

(1)	The short-term debt represents short-term notes payable to LNC.

During 2017, we recognized a $5 million loss on the early extinguishment of debt, pre-tax, related to unamortized issuance costs on our Consolidated Statements of Comprehensive Income (Loss).

Future principal payments due on long-term debt (in millions) as of December 31, 2017, were as follows:

2018	$-
2019	-
2020	-
2021	-
2022	-
Thereafter	2,374
Total	$2,374

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note called for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate (“LIBOR”) + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the “Commissioner”), we had the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  On September 27, 2017, we executed the right to repay the surplus note in whole totaling $240 million to LNC using dividends from subsidiaries and other items.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

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On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2017, was $573 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On July 1, 2017, we issued a surplus note of $25 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 30, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 155 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 1, 2017, we issued a surplus note of $50 million to LNC.  The note calls for us to pay the principal amount of the note on or before July 1, 2037, and interest to be paid quarterly at an annual rate of 4.20%.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.  On June 15, 2017, the surplus note was amended to include repayment terms stating subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.  In fourth quarter of 2017, we executed the right to repay the surplus note in part totaling $50 million to LNC.

Credit Facilities and Letters of Credit

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), and LOCs (in millions) were as follows:

		As of December 31, 2017
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	Jun-2021	$2,500	$275
LOC facility (1)	Aug-2031	990	945
LOC facility (1)	Oct-2031	1,023	1,020
Total		$4,513	$2,240

(1)	Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

On June 30, 2016, we refinanced the existing credit agreement with a syndicate of banks.  This agreement (the “credit facility”) allows for the borrowing and issuance of LOCs of up to $2.5 billion, $1.75 billion of which is available only to reimburse the banks for drawn LOCs.  The credit facility is unsecured and has a commitment termination date of June 30, 2021.  The LOCs under the facility are used primarily to satisfy reserve credit requirements of (i) ourselves and LLANY for which reserve credit is provided by our captive reinsurance subsidiaries and LNBAR and (ii) certain ceding companies of our legacy reinsurance business.

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The credit facility contains or includes:

•

Customary terms and conditions, including covenants restricting our ability to incur liens, merge or consolidate with another entity where we are not the surviving entity and dispose of all or substantially all of our assets;

•

Financial covenants including maintenance of a minimum consolidated net worth (as defined in the facility) equal to the sum of $10.5 billion plus 50% of the aggregate net proceeds of equity issuances received by us in accordance with the terms of the credit facility; and a debt-to-capital ratio as defined in accordance with the credit facility not to exceed 0.35 to 1.00; and

•	Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit facility provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2017, we were in compliance with all such covenants.

Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets.  Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid.  Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.  The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults.  Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable.  As of December 31, 2017, we were in compliance with all such covenants.

13.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2017.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL’s financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2017, we estimate the aggregate range of reasonably possible losses to be up to approximately $50  million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the

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range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Certain reinsurers have sought rate increases on certain yearly renewable term treaties.  We are disputing the requested rate increases under these treaties.  We have initiated and will initiate arbitration proceedings, as necessary, under these treaties in order to protect our contractual rights.  Additionally, reinsurers may initiate arbitration proceedings against us.  We believe it is unlikely the outcome of these disputes will have a material adverse effect on our financial condition.    For more information about reinsurance, see Note 9.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16cv00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for non-guaranteed cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

Helen Hanks v. The Lincoln Life and Annuity Company of New York(“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 16cv6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-02592, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

Swenson, et al. v. The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln National Corporation, Voya Retirement Insurance and Annuity Company, and Voya Financial, Inc., filed in the U.S. District Court for the Southern District of New York, No. 1:17-cv-04843, is a civil action filed on February 1, 2017.  Plaintiffs own universal life insurance policies originally issued by Aetna (now Voya).  Plaintiffs alleged that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  Plaintiffs voluntarily dismissed this action without prejudice on November 14, 2017.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017. In addition to consolidating a number of existing matters, the order also covers any future cases filed in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson-Pilot (now LNL). Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2016. Plaintiffs seek to represent classes of policyowners and seek damages on their behalf. We are vigorously defending this matter.

Tutor v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:17-cv-04150, is a putative class action filed on September 18, 2017. Plaintiff owns a universal life insurance policy originally issued by former Jefferson-Pilot (now LNL).  Plaintiff alleges that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017. We are vigorously defending this matter.

Trinchero, et al. v. Lincoln National Corporation and The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Eastern District of Pennsylvania, No. 2:18-cv-00765, is a putative class action filed on February 22, 2018. Plaintiffs own universal life insurance policies originally issued by former Jefferson-Pilot (now LNL).  Plaintiffs allege that LNL and LNC breached the terms of policyholders’ contracts by increasing non-guaranteed cost of insurance rates beginning in 2017. We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2017, we extended the Radnor lease with a new term expiring in 2024.  Additionally, in 2017, we extended the Fort Wayne lease with a new term expiring in 2029.  In 2016, a lease commenced in Atlanta, Georgia at our RiverEdge Summit location and the lease shall expire in 2027.  Furthermore, in 2016, we renegotiated the Hartford lease with a new term expiring in 2028.

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Total rental expense on operating leases for the years ended December 31, 2017,  2016 and 2015, was $36 million, $37 million and $35 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2017, were as follows:

2018	$31
2019	31
2020	27
2021	24
2022	19
Thereafter	66
Total	$198

Capital Leases

In 2017 and 2016, we entered into sale-leaseback transactions on $62 million and $85 million, respectively, (net of amortization) of assets.  These transactions have been classified as capital leases on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets’ remaining lives.  Total accumulated amortization related to these leased assets as of December 31, 2017 and 2016, was $101 million and $92 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2017, were as follows:

2018	$7
2019	90
2020	52
2021	62
2022	63
Thereafter	28
Total minimum lease payments	302
Less: Amount representing interest	26
Present value of minimum lease payments	$276

Vulnerability from Concentrations

As of December 31, 2017, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity (“ALVA”) product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 14%,  21% and 18% of Annuities’ variable annuity product deposits in 2017, 2016 and 2015, respectively, and represented approximately 40%,  41% and 42% of the segment’s total variable annuity product account values as of December 31, 2017, 2016 and 2015, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM (“AFIS”) funds.  For the Annuities segment, AFIS funds accounted for 20%,  23% and 20% of variable annuity product deposits in 2017, 2016 and 2015, respectively, and represented 47%,  47% and 48% of the segment’s total variable annuity product account values as of December 31, 2017, 2016 and 2015, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(17) million and $(10) million as of December 31, 2017 and 2016, respectively.

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14.  Shares and Stockholder’s Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$1,687	$934	$3,054
Unrealized holding gains (losses) arising during the year	2,872	1,549	(4,386)
Change in foreign currency exchange rate adjustment	134	(100)	(45)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(703)	(460)	1,293
Income tax benefit (expense)	(745)	(351)	1,095
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(40)	(155)	147
Associated amortization of DAC, VOBA, DSI and DFEL	(19)	(22)	(28)
Income tax benefit (expense)	21	62	(42)
Balance as of end-of-year	$3,283	$1,687	$934
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$22	$19	$19
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	-	(53)	(29)
Change in DAC, VOBA, DSI and DFEL	-	12	4
Income tax benefit (expense)	-	14	8
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	34	51	43
Change in DAC, VOBA, DSI and DFEL	(7)	(7)	(17)
Income tax benefit (expense)	(10)	(15)	(9)
Balance as of end-of-year	$39	$22	$19
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$93	$157	$127
Unrealized holding gains (losses) arising during the year	63	(175)	(185)
Change in foreign currency exchange rate adjustment	(137)	96	48
Change in DAC, VOBA, DSI and DFEL	1	2	3
Income tax benefit (expense)	26	27	46
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	31	24	(184)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	2
Income tax benefit (expense)	(10)	(8)	64
Balance as of end-of-year	$27	$93	$157
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(20)	$(19)	$(21)
Adjustment arising during the year	(4)	(2)	3
Income tax benefit (expense)	2	1	(1)
Balance as of end-of-year	$(22)	$(20)	$(19)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(40)	$(155)	$147	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(19)	(22)	(28)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(59)	(177)	119	operations before taxes
Income tax benefit (expense)	21	62	(42)	Federal income tax expense (benefit)
Reclassification, net of income tax	$(38)	$(115)	$77	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$5	$3	$2	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	(1)	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	4	3	2	operations before taxes
Income tax benefit (expense)	(1)	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$3	$2	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$4	$5	$(190)	Net investment income
Interest rate contracts	-	1	-	Total realized gain (loss)
Foreign currency contracts	18	11	6	Net investment income
Foreign currency contracts	9	7	-	Total realized gain (loss)
Total gross reclassifications	31	24	(184)
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	(2)	2	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	29	22	(182)	operations before taxes
Income tax benefit (expense)	(10)	(8)	64	Federal income tax expense (benefit)
Reclassifications, net of income tax	$19	$14	$(118)	Net income (loss)

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15.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Total realized gain (loss) related to certain investments (1)	$(71)	$(241)	$(83)
Realized gain (loss) on the mark-to-market on certain instruments (2)	(155)	(66)	123
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(22)	(1)	(78)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(4)	14
GLB fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(174)	(166)	(161)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(32)	(34)
Realized gain (loss) on sale of subsidiaries/businesses (4)	-	-	(3)
Total realized gain (loss)	$(456)	$(510)	$(222)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 5.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)	See “Lincoln Financial Media Company” in Note 3.

16.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Commissions	$1,998	$1,927	$2,082
General and administrative expenses	1,715	1,623	1,683
Expenses associated with reserve financing and unrelated LOCs	57	40	32
DAC and VOBA deferrals and interest, net of amortization	(390)	(170)	(292)
Broker-dealer expenses	329	320	329
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	-	-	28
Taxes, licenses and fees	254	261	243
Total	$3,967	$4,005	$4,109

17.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and do not expect to be required to make any contributions to these pension plans in 2018.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $5 million,  $3 million and $3 million during 2017, 2016 and 2015, respectively.  In 2018, we expect to make benefit payments of approximately $11 million for these plans.

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Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2017	2016	2017	2016

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$111	$117	$7	$7
Projected benefit obligation	119	117	12	11
Funded status	$(8)	$-	$(5)	$(4)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$-	$2	$-	$-
Other liabilities	(8)	(2)	(5)	(4)
Net amount recognized	$(8)	$-	$(5)	$(4)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.00%	4.50%	4.00%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.50%	4.50%	4.50%
Expected return on plan assets	4.75%	5.50%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2017, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2017	2016

Fixed maturity securities:
Corporate bonds	$1	$21
U.S. government bonds	105	93
U.S. government mortgage-backed
securities	3	-
Cash and invested cash	2	2
Other investments	7	8
Total	$118	$124

See “Fair Value Measurement” in Note 1 for discussion on how we categorize our pension plans’ assets into the three-level fair value hierarchy.  See “Financial Instruments Carried at Fair Value” in Note 20 for a summary of our fair value measurement of our pension plans’ assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense for these plans was $7 million, $9 million and $30 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $85  million,  $83  million and $79  million, for the years ended December 31, 2017, 2016 and 2015, respectively.

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Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment options within some of the plans are hedged by total return swaps.    Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was $27  million, $22  million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.    For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2017	2016
Total liabilities (1)	$517	$440
Investments dedicated to fund liabilities (2)	182	159

(1)	Reported in other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other assets on our Consolidated Balance Sheets.

18.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to service-vested shares), stock appreciation rights (“SARs”) and restricted stock units (“RSUs”).  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) by award type for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Stock options	$9	$9	$7
Performance shares	12	10	11
SARs	2	3	-
RSUs	24	22	21
Total	$47	$44	$39

Recognized tax benefit	$16	$15	$14

19.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V, Lincoln Reinsurance Company of Vermont VI and Lincoln Reinsurance Company of Vermont VII.

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	As of December 31,
	2017	2016
U.S. capital and surplus	$8,074	$8,017

	For the Years Ended December 31,
	2017	2016	2015
U.S. net gain (loss) from operations, after-tax	$1,312	$1,088	$583
U.S. net income (loss)	1,452	982	786
U.S. dividends to LNC holding company	954	950	1,121

Comparison of 2017 to 2016

Statutory net income (loss) increased due primarily to higher dividends from affiliates, higher realized gains on investments and increased other revenue, partially offset by unfavorable reserve strain on certain products.

Comparison of 2016 to 2015

Statutory net income (loss) increased due primarily to changes in estimate on reserves for certain products and gains related to reinsurance transactions, partially offset by lower realized gains on investments.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont reinsurance subsidiaries also have certain accounting practices permitted by the state of Vermont that differ from those found in NAIC SAP.  One permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under a LOC and the value of the Valuation of Life Insurance Policies Model Regulation (“XXX”) additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2017 and 2016.  Another permitted practice involves the acquisition of an LLC note in exchange for a variable value surplus note that is recognized as an admitted asset and a form of surplus as of December 31, 2017.  Lastly, the state of Vermont has permitted a practice to account for certain excess of loss reinsurance treaties with unaffiliated reinsurers as an asset and form of surplus as of December 31, 2017.  These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 (“AG48”).

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2017	2016
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$54	$79
Conservative valuation rate on certain annuities	(50)	(49)
Vermont Subsidiaries Permitted Practices (1)
Lesser of LOC and XXX additional reserve as surplus	1,965	2,855
LLC notes and variable value surplus notes	1,585	-
Excess of loss reinsurance treaties	185	-

(1)	These permitted practices are related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

During the third quarter of 2013, the New York State Department of Financial Services announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, which was effective as of December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY.  Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold.  We began phasing in the increase in reserves in 2013 at $90 million per year over five years.  As of December 31, 2017, we completed the phased in increase in reserves over five years, for a total of $450 million.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of

58

statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2017, the Company’s RBC ratio was nearly five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the greater of 10% of the insurer’s contract holders’ surplus, as shown on its last annual statement on file with the Commissioner or the insurer’s statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL’s subsidiary, LLANY, a New York domiciled insurance company, is bound by similar restrictions, under New York law, with the applicable statutory limitation on dividends equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $1.2 billion in 2018 without prior approval from the respective state commissioners.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

59

20.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2017		As of December 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$93,340	$93,340	$87,866	$87,866
VIEs’ fixed maturity securities	-	-	200	200
Equity securities	246	246	275	275
Trading securities	1,533	1,533	1,624	1,624
Mortgage loans on real estate	10,662	10,773	9,761	9,719
Derivative investments (1)	845	845	900	900
Other investments	2,006	2,006	2,034	2,034
Cash and invested cash	947	947	2,057	2,057
Reinsurance related embedded derivatives	-	-	58	58
Other assets:
GLB direct embedded derivatives	903	903	-	-
GLB ceded embedded derivatives	51	51	371	371
Indexed annuity ceded embedded derivatives	11	11	-	-
Separate account assets	144,219	144,219	128,397	128,397

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1,418)	(1,418)	(1,139)	(1,139)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(592)	(592)	(629)	(629)
Account values of certain investment contracts	(32,332)	(36,161)	(31,475)	(35,647)
Short-term debt	(10)	(10)	(280)	(280)
Long-term debt	(2,374)	(2,677)	(2,549)	(2,739)
Reinsurance related embedded derivatives	(51)	(51)	-	-
Other liabilities:
Derivative liabilities (1)	(455)	(455)	(738)	(738)
GLB direct embedded derivatives	-	-	(371)	(371)
GLB ceded embedded derivatives	(954)	(954)	-	-

Benefit Plans’ Assets (2)	118	118	124	124

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for information regarding our benefit plans.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

60

Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2017 and 2016, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 or 2016, and we noted no changes in our valuation methodologies between these periods.

61

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$75,810	$5,350	$81,160
ABS	-	927	26	953
U.S. government bonds	522	6	5	533
Foreign government bonds	-	336	110	446
RMBS	-	3,246	12	3,258
CMBS	-	593	6	599
CLOs	-	717	91	808
State and municipal bonds	-	4,959	-	4,959
Hybrid and redeemable preferred securities	70	478	76	624
Equity AFS securities	28	57	161	246
Trading securities	73	1,411	49	1,533
Derivative investments (1)	-	740	603	1,343
Cash and invested cash	-	947	-	947
Other assets:
GLB direct embedded derivatives	-	-	903	903
GLB ceded embedded derivatives	-	-	51	51
Indexed annuity ceded embedded derivatives	-	-	11	11
Separate account assets	814	143,405	-	144,219
Total assets	$1,507	$233,632	$7,454	$242,593

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,418)	$(1,418)
Reinsurance related embedded derivatives	-	(51)	-	(51)
Other liabilities:
Derivative liabilities (1)	-	(380)	(573)	(953)
GLB ceded embedded derivatives	-	-	(954)	(954)
Total liabilities	$-	$(431)	$(2,945)	$(3,376)

Benefit Plans’ Assets	$-	$118	$-	$118

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	As of December 31, 2016
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$71,554	$4,809	$76,363
ABS	-	1,021	33	1,054
U.S. government bonds	366	11	-	377
Foreign government bonds	-	390	111	501
RMBS	-	3,394	3	3,397
CMBS	-	339	7	346
CLOs	-	676	68	744
State and municipal bonds	-	4,495	-	4,495
Hybrid and redeemable preferred securities	60	453	76	589
VIEs’ fixed maturity securities	-	200	-	200
Equity AFS securities	17	81	177	275
Trading securities	102	1,457	65	1,624
Derivative investments (1)	-	1,148	599	1,747
Cash and invested cash	-	2,057	-	2,057
Reinsurance related embedded derivatives	-	58	-	58
Other assets – GLB ceded embedded derivatives	-	-	371	371
Separate account assets	813	127,584	-	128,397
Total assets	$1,358	$214,918	$6,319	$222,595

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,139)	$(1,139)
Other liabilities:
Derivative liabilities (1)	-	(893)	(692)	(1,585)
GLB direct embedded derivatives	-	-	(371)	(371)
Total liabilities	$-	$(893)	$(2,202)	$(3,095)

Benefit Plans’ Assets	$-	$124	$-	$124

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,809	$17	$199	$(45)	$370	$5,350
ABS	33	-	-	-	(7)	26
U.S. government bonds	-	-	-	-	5	5
Foreign government bonds	111	-	(1)	-	-	110
RMBS	3	-	-	19	(10)	12
CMBS	7	-	1	54	(56)	6
CLOs	68	-	-	124	(101)	91
State and municipal bonds	-	(1)	-	-	1	-
Hybrid and redeemable
preferred securities	76	-	14	-	(14)	76
Equity AFS securities	177	1	(3)	(13)	(1)	161
Trading securities	65	3	8	(26)	(1)	49
Derivative investments	(93)	(27)	127	23	-	30
Other assets: (4)
GLB direct embedded derivatives	-	903	-	-	-	903
GLB ceded embedded derivatives	371	(320)	-	-	-	51
Indexed annuity ceded embedded derivatives	-	-	-	11	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,139)	(400)	-	121	-	(1,418)
Other liabilities: (4)
GLB direct embedded derivatives	(371)	371	-	-	-	-
GLB ceded embedded derivatives	-	(954)	-	-	-	(954)
Total, net	$4,117	$(407)	$345	$268	$186	$4,509

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	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets – GLB ceded embedded derivatives (4)	952	(581)	-	-	-	371
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,100)	(120)	-	81	-	(1,139)
VIEs’ liabilities – derivative instruments (5)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (5)	(9)	(6)	-	15	-	-
GLB direct embedded derivatives (4)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

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	For the Year Ended December 31, 2015
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$4,052	$4	$(138)	$298	$57	$4,273
ABS	33	-	-	12	-	45
Foreign government bonds	110	-	1	-	-	111
RMBS	1	3	-	(3)	-	1
CMBS	15	1	8	(14)	-	10
CLOs	368	-	1	194	(12)	551
Hybrid and redeemable
preferred securities	55	-	(3)	-	42	94
Equity AFS securities	157	1	4	3	(1)	164
Trading securities	73	2	(2)	-	-	73
Derivative investments	989	(90)	(41)	(303)	-	555
Other assets – GLB ceded embedded derivatives (4)	174	778	-	-	-	952
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1,170)	(57)	-	127	-	(1,100)
VIEs’ liabilities – derivative instruments (5)	(13)	9	-	-	-	(4)
Other liabilities:
Credit default swaps (5)	(3)	(6)	-	-	-	(9)
GLB direct embedded derivatives (4)	(174)	(778)	-	-	-	(952)
Total, net	$4,667	$(133)	$(170)	$314	$86	$4,764

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$850	$(448)	$(98)	$(205)	$(144)	$(45)
RMBS	19	-	-	-	-	19
CMBS	55	-	-	(1)	-	54
CLOs	124	-	-	-	-	124
Equity AFS securities	18	(31)	-	-	-	(13)
Trading securities	2	(27)	-	(1)	-	(26)
Derivative investments	197	233	(407)	-	-	23
Other assets – indexed annuity ceded
embedded derivatives	11	-	-	-	-	11
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(71)	-	-	192	-	121
Total, net	$1,205	$(273)	$(505)	$(15)	$(144)	$268

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable
preferred securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities – credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$537	$(38)	$(44)	$(117)	$(40)	$298
ABS	13	-	-	(1)	-	12
RMBS	-	(3)	-	-	-	(3)
CMBS	-	-	-	(13)	(1)	(14)
CLOs	217	-	-	(23)	-	194
Equity AFS securities	43	(40)	-	-	-	3
Trading securities	1	-	-	(1)	-	-
Derivative investments	179	(162)	(320)	-	-	(303)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(51)	-	-	178	-	127
Total, net	$939	$(243)	$(364)	$23	$(41)	$314

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The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Derivative investments	$(266)	$(432)	$(102)
Embedded derivatives:
Indexed annuity and IUL contracts	(14)	(16)	(84)
Other assets – GLB ceded	1,904	1,122	(244)
Other liabilities – GLB direct	(1,904)	(1,122)	244
VIEs’ liabilities – derivative instruments	-	4	9
Credit default swaps	-	-	(6)
Total, net (1)	$(280)	$(444)	$(183)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$458	$(88)	$370
ABS	14	(21)	(7)
U.S. government bonds	5	-	5
RMBS	-	(10)	(10)
CMBS	3	(59)	(56)
CLOs	30	(131)	(101)
State and municipal bonds	2	(1)	1
Hybrid and redeemable preferred
securities	-	(14)	(14)
Equity AFS securities	-	(1)	(1)
Trading securities	4	(5)	(1)
Total, net	$516	$(330)	$186

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

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	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$224	$(167)	$57
Foreign government bonds	4	(4)	-
CLOs	4	(16)	(12)
Hybrid and redeemable preferred securities	47	(5)	42
Equity AFS securities	-	(1)	(1)
Trading securities	4	(4)	-
Total, net	$283	$(197)	$86

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2017, 2016 and 2015, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.  For the year ended December 31, 2015, the transfers from Level 2 to Level 1 of the fair value hierarchy were $172 million for our financial instruments carried at fair value which was attributable to quoted market prices becoming available.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2017:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$2,395	Discounted cash flow	Liquidity/duration adjustment (1)	0.5%	-	21.0%
ABS	24	Discounted cash flow	Liquidity/duration adjustment (1)	3.0%	-	3.0%
Foreign government bonds	78	Discounted cash flow	Liquidity/duration adjustment (1)	1.7%	-	3.4%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	1.8%	-	1.8%
Equity AFS securities	22	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	4.9%
Other assets:
GLB direct and ceded
embedded derivatives	954	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

Indexed annuity ceded
embedded derivatives	11	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	$(1,418)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(954)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

70

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

21.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; debt costs; and strategic digitization expense.

71

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	GLB rider fees ceded to LNBAR;
▪	The net valuation premium of the GLB attributed rider fees; and
▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

72

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Operating revenues:
Annuities	$4,034	$3,710	$3,815
Retirement Plan Services	1,152	1,092	1,090
Life Insurance	6,128	5,798	5,484
Group Protection	2,200	2,129	2,356
Other Operations	263	301	335
Excluded realized gain (loss), pre-tax	(630)	(690)	(400)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	1	3	3
Total revenues	$13,148	$12,343	$12,683

	For the Years Ended December 31,
	2017	2016	2015
Net Income (Loss)
Income (loss) from operations:
Annuities	$1,072	$971	$1,032
Retirement Plan Services	142	121	134
Life Insurance	522	464	296
Group Protection	103	65	42
Other Operations	(30)	-	(73)
Excluded realized gain (loss), after-tax	(409)	(450)	(260)
Gain (loss) on early extinguishment of debt, after-tax	(3)	-	-
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	-	2	2
Net impact from the Tax Cuts and Jobs Act	1,526	-	-
Impairment of intangibles, after-tax	(905)	-	-
Net income (loss)	$2,018	$1,173	$1,173

73

	For the Years Ended December 31,
	2017	2016	2015
Net Investment Income
Annuities	$982	$983	$977
Retirement Plan Services	893	855	842
Life Insurance	2,496	2,403	2,390
Group Protection	167	176	183
Other Operations	222	214	219
Total net investment income	$4,760	$4,631	$4,611

	For the Years Ended December 31,
	2017	2016	2015
Amortization of DAC and VOBA, Net of Interest
Annuities	$402	$310	$284
Retirement Plan Services	26	27	29
Life Insurance	455	709	806
Group Protection	79	126	80
Total amortization of DAC and VOBA, net of interest	$962	$1,172	$1,199

	For the Years Ended December 31,
	2017	2016	2015
Federal Income Tax Expense (Benefit)
Annuities	$198	$261	$281
Retirement Plan Services	50	43	46
Life Insurance	236	210	118
Group Protection	55	35	23
Other Operations	(78)	(42)	(33)
Excluded realized gain (loss)	(220)	(241)	(141)
Gain (loss) on early extinguishment of debt	(2)	-	-
Reserve changes (net of related amortization)
on business sold through reinsurance	-	1	1
Net impact from the Tax Cuts and Jobs Act	(1,526)	-	-
Total federal income tax expense (benefit)	$(1,287)	$267	$295

	As of December 31,
	2017	2016
Assets
Annuities	$144,035	$132,956
Retirement Plan Services	37,077	34,346
Life Insurance	81,565	75,868
Group Protection	4,033	4,007
Other Operations	15,162	14,874
Total assets	$281,872	$262,051

74

22.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Interest paid	$123	$91	$106
Income taxes paid (received)	215	121	125
Significant non-cash investing and financing transactions:
Acquisition of note receivable from affiliate	74	42	54
Other assets received in our financing transaction	-	-	252
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	109	124	123
Carrying value of liability	(109)	(124)	(123)
Net asset (liability) from exchange	$-	$-	$-

23.  Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations (in millions) were as follows:

	For the Three Months Ended
	March 31,	June 30,	September 30,	December 31, (1)
2017
Total revenues	$3,229	$3,237	$3,269	$3,413
Total expenses	2,881	2,840	2,809	3,887
Net income (loss)	349	321	385	963

2016
Total revenues	$2,885	$2,930	$3,181	$3,347
Total expenses	2,781	2,677	2,739	2,706
Net income (loss)	125	219	359	470

(1)Fourth quarter 2017 results include a goodwill impairment charge and the impacts of remeasuring our existing deferred tax balances for the impact of the Tax Act as disclosed elsewhere herein.

75

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

	As of December 31,
	2017	2016
Assets with affiliates:
Accrued inter-company interest receivable	$8	$8	Accrued investment income
Bonds	1,444	1,611	Fixed maturity AFS securities
Limited partnerships	(66)	-	Other investments
Ceded reinsurance contracts	(188)	(191)	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	2,152	2,148	Reinsurance recoverables
Ceded reinsurance contracts	8	112	Reinsurance related embedded derivatives
Ceded reinsurance contracts	39	207	Other assets
Cash management agreement	441	164	Other assets
Service agreement receivable	15	27	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	29	26	Other liabilities
Assumed reinsurance contracts	32	31	Future contract benefits
Assumed reinsurance contracts	400	403	Other contract holder funds
Service agreement payable	8	34	Other liabilities
Ceded reinsurance contracts	(47)	(47)	Other contract holder funds
Ceded reinsurance contracts	2,587	2,851	Funds withheld reinsurance liabilities
Ceded reinsurance contracts	(166)	(171)	Deferred gain on business sold
			through reinsurance
Ceded reinsurance contracts	984	84	Other liabilities
Inter-company short-term debt	10	280	Short-term debt
Inter-company long-term debt	2,374	2,549	Long-term debt

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2017	2016	2015
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(393)	$(389)	$(411)	Insurance premiums
reinsurance contracts
Net investment income on inter-company notes	42	38	31	Net investment income
Fees for management of general account	(100)	(117)	(109)	Net investment income
Net investment income on ceded funds withheld treaties	(84)	(69)	(62)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(1,055)	(516)	664	Realized gain (loss)
Reinsurance related settlements	951	488	(881)	Realized gain (loss)
Other gains (losses)	(150)	(93)	157	Realized gain (loss)
Amortization of deferred gain on reinsurance contracts	(5)	(5)	(5)	Amortization of deferred gain
				on business sold through
				reinsurance
Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	(299)	(424)	(478)	Benefits
Ceded reinsurance contracts	(12)	(14)	(15)	Commissions and other
				expenses
Service agreement payments	3	76	42	Commissions and other
				expenses
Interest expense on inter-company debt	120	111	102	Interest and debt expense
Interest credited on assumed reinsurance contracts	67	61	59	Interest credited

76

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of December 31, 2017.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from LNBAR.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 6, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $610 million and $320 million as of December 31, 2017 and 2016, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25.  Subsequent Events

On January 19, 2018, LNL and, for the limited purposes set forth therein, LNC, entered into a Master Transaction Agreement (the “Master Transaction Agreement”) with Liberty Mutual Insurance Company (“LMIC”), Liberty Mutual Fire Insurance Company (collectively with LMIC, “Sellers”), for the limited purposes set forth therein, Liberty Mutual Group Inc. (“Liberty”), Protective Life Insurance Company (“Reinsurer”), and for the limited purposes set forth therein, Protective Life Corporation, to acquire all of the issued and outstanding capital stock of Liberty Life Assurance Company of Boston (“Liberty Life”), which currently operates Liberty’s Group Benefits Business (the “Liberty Group Business”) and Individual Life and Annuity Business (the “Liberty Life Business”), for cash consideration of approximately $3.3 billion (the “Liberty Transaction”).

The consideration includes approximately $1.4 billion total net investment for the Liberty Group Business, including a purchase price of $1.0 billion and $425 million in required capital.  The remaining components of the payment to Sellers include $410 million of individual life and annuity value paid by Reinsurer, $1.2 billion associated with excess capital in Liberty Life and $211 million of tax items.

Additionally, pursuant to the Master Transaction Agreement, Liberty Life and Reinsurer agreed to enter into a reinsurance agreement (the “Reinsurance Agreement”) and related ancillary documents at the closing of the Liberty Transaction.  On the terms and subject to the conditions of the Reinsurance Agreement, Liberty Life will cede to Reinsurer, effective as of the closing of the Liberty Transaction, the insurance policies relating to the Liberty Life Business.  The aggregate statutory reserves of Liberty Life to be ceded to Reinsurer as of the closing of the Liberty Transaction are expected to be approximately $13 billion.  To support its obligations under the Reinsurance Agreement, Reinsurer will establish a trust account for the benefit of LNL.

The Liberty Transaction is subject to the satisfaction or waiver of customary closing conditions, including regulatory approvals and the execution of the Reinsurance Agreement and related ancillary documents.  LNL expects the Liberty Transaction to be completed in the second quarter of 2018, pending regulatory approvals and other customary closing conditions.  We have requested regulatory approval for the Liberty Transaction and expect to receive such approval in due course.

77

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$31,791,974	$—	$31,791,974	$12,185	$4,280	$31,775,509
AB VPS International Value Portfolio - Class B	1,232	—	1,232	—	—	1,232
AB VPS Large Cap Growth Portfolio - Class B	10,227,533	—	10,227,533	649	1,384	10,225,500
AB VPS Small/Mid Cap Value Portfolio - Class A	458,783	—	458,783	—	16	458,767
AB VPS Small/Mid Cap Value Portfolio - Class B	212,595,435	—	212,595,435	177,930	28,376	212,389,129
ALPS/Alerian Energy Infrastructure Portfolio - Class I	546,186	—	546,186	—	17	546,169
ALPS/Alerian Energy Infrastructure Portfolio - Class III	5,669,303	—	5,669,303	5,501	509	5,663,293
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	54,487	—	54,487	—	3	54,484
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	9,258,599	—	9,258,599	114	992	9,257,493
ALPS/Stadion Core ETF Portfolio - Class I	59,908	—	59,908	—	3	59,905
ALPS/Stadion Core ETF Portfolio - Class III	10,044,151	100,237	10,144,388	—	1,261	10,143,127
ALPS/Stadion Tactical Growth Portfolio - Class III	4,967,899	—	4,967,899	5,028	497	4,962,374
American Century VP Balanced Fund - Class I	71,689	—	71,689	—	2	71,687
American Century VP Balanced Fund - Class II	50,253,819	62,364	50,316,183	—	6,362	50,309,821
American Century VP Inflation Protection Fund - Class II	25,808	—	25,808	—	5	25,803
American Century VP Large Company Value Fund - Class I	352,524	—	352,524	—	15	352,509
American Century VP Large Company Value Fund - Class II	3,760,866	23,974	3,784,840	—	478	3,784,362
American Funds Asset Allocation Fund - Class 1	18,850,822	—	18,850,822	—	896	18,849,926
American Funds Asset Allocation Fund - Class 1A	4,094,939	—	4,094,939	1,413	161	4,093,365
American Funds Asset Allocation Fund - Class 4	125,487,181	—	125,487,181	374,526	12,906	125,099,749
American Funds Blue Chip Income and Growth Fund - Class 1	4,490,177	—	4,490,177	—	304	4,489,873
American Funds Blue Chip Income and Growth Fund - Class 1A	618,777	—	618,777	25	25	618,727
American Funds Blue Chip Income and Growth Fund - Class 4	29,889,830	—	29,889,830	11,376	2,927	29,875,527
American Funds Bond Fund - Class 1	6,354,179	7,921	6,362,100	—	413	6,361,687
American Funds Bond Fund - Class 1A	1,061,900	—	1,061,900	290	52	1,061,558
American Funds Capital Income Builder® - Class 1	1,003,868	242	1,004,110	—	39	1,004,071
American Funds Capital Income Builder® - Class 1A	454,571	—	454,571	171	20	454,380
American Funds Capital Income Builder® - Class 4	34,850,589	35,061	34,885,650	—	3,528	34,882,122
American Funds Global Balanced Fund - Class 1	556,205	—	556,205	—	30	556,175
American Funds Global Balanced Fund - Class 1A	238,904	—	238,904	16	10	238,878
American Funds Global Bond Fund - Class 1	2,828,055	1,920	2,829,975	—	194	2,829,781

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Global Bond Fund - Class 1A	$64,019	$—	$64,019	$53	$3	$63,963
American Funds Global Growth and Income Fund - Class 1	1,415,463	—	1,415,463	—	111	1,415,352
American Funds Global Growth and Income Fund - Class 1A	119,373	—	119,373	—	5	119,368
American Funds Global Growth Fund - Class 1	2,230,836	—	2,230,836	—	131	2,230,705
American Funds Global Growth Fund - Class 1A	1,729,428	—	1,729,428	62	85	1,729,281
American Funds Global Growth Fund - Class 2	308,672,518	—	308,672,518	132,716	38,974	308,500,828
American Funds Global Growth Fund - Class 4	37,667,688	11,984	37,679,672	—	3,402	37,676,270
American Funds Global Small Capitalization Fund - Class 1	1,447,519	—	1,447,519	—	93	1,447,426
American Funds Global Small Capitalization Fund - Class 1A	181,654	—	181,654	3	5	181,646
American Funds Global Small Capitalization Fund - Class 2	407,777,664	—	407,777,664	282,178	42,272	407,453,214
American Funds Global Small Capitalization Fund - Class 4	10,099,844	15,158	10,115,002	—	987	10,114,015
American Funds Growth Fund - Class 1	10,608,494	—	10,608,494	5,678	653	10,602,163
American Funds Growth Fund - Class 1A	2,803,489	—	2,803,489	395	139	2,802,955
American Funds Growth Fund - Class 2	1,495,078,161	—	1,495,078,161	915,246	202,755	1,493,960,160
American Funds Growth Fund - Class 4	104,965,253	369,894	105,335,147	—	10,330	105,324,817
American Funds Growth-Income Fund - Class 1	6,650,910	—	6,650,910	4,189	407	6,646,314
American Funds Growth-Income Fund - Class 1A	2,158,202	—	2,158,202	682	105	2,157,415
American Funds Growth-Income Fund - Class 2	1,953,557,336	—	1,953,557,336	978,577	233,515	1,952,345,244
American Funds Growth-Income Fund - Class 4	69,128,536	38,961	69,167,497	—	6,893	69,160,604
American Funds High-Income Bond Fund - Class 1	1,730,644	1,529	1,732,173	—	113	1,732,060
American Funds High-Income Bond Fund - Class 1A	387,389	—	387,389	—	38	387,351
American Funds International Fund - Class 1	6,193,159	—	6,193,159	3,019	351	6,189,789
American Funds International Fund - Class 1A	1,624,555	—	1,624,555	435	60	1,624,060
American Funds International Fund - Class 2	706,640,566	—	706,640,566	410,378	82,650	706,147,538
American Funds International Fund - Class 4	31,960,600	24,450	31,985,050	—	3,061	31,981,989
American Funds International Growth and Income Fund - Class 1	1,740,232	—	1,740,232	—	125	1,740,107
American Funds International Growth and Income Fund - Class 1A	663,897	—	663,897	87	29	663,781
American Funds Managed Risk Asset Allocation Fund - Class P1	883,412	—	883,412	—	107	883,305
American Funds Managed Risk Asset Allocation Fund - Class P2	105,785,147	800,313	106,585,460	—	12,957	106,572,503
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	84,417	—	84,417	—	8	84,409
American Funds Managed Risk Growth Fund - Class P1	105,312	—	105,312	—	7	105,305
American Funds Managed Risk Growth-Income Fund - Class P1	26,142	—	26,142	—	3	26,139

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds Managed Risk International Fund - Class P1	$15,846	$—	$15,846	$—	$1	$15,845
American Funds Mortgage Fund - Class 1	417,527	—	417,527	—	36	417,491
American Funds Mortgage Fund - Class 1A	93,728	—	93,728	—	5	93,723
American Funds Mortgage Fund - Class 4	5,068,017	—	5,068,017	7	546	5,067,464
American Funds New World Fund® - Class 1	4,165,079	—	4,165,079	2,520	236	4,162,323
American Funds New World Fund® - Class 1A	649,475	—	649,475	26	19	649,430
American Funds New World Fund® - Class 4	24,102,936	—	24,102,936	12,013	2,336	24,088,587
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	187,775	571	188,346	—	13	188,333
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	292,991	—	292,991	40	33	292,918
BlackRock Global Allocation V.I. Fund - Class I	4,965,963	—	4,965,963	—	242	4,965,721
BlackRock Global Allocation V.I. Fund - Class III	1,146,877,979	—	1,146,877,979	152,231	158,762	1,146,566,986
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	14,959	—	14,959	5	—	14,954
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	4,445,593	82	4,445,675	—	475	4,445,200
ClearBridge Variable Aggressive Growth Portfolio - Class I	309,605	—	309,605	—	10	309,595
ClearBridge Variable Aggressive Growth Portfolio - Class II	22,310,972	—	22,310,972	52,939	2,166	22,255,867
ClearBridge Variable Large Cap Growth Portfolio - Class I	336,206	—	336,206	107	14	336,085
ClearBridge Variable Large Cap Growth Portfolio - Class II	13,714,813	177,459	13,892,272	—	1,819	13,890,453
ClearBridge Variable Mid Cap Portfolio - Class I	533,232	—	533,232	16	24	533,192
ClearBridge Variable Mid Cap Portfolio - Class II	31,258,208	9,308	31,267,516	—	3,444	31,264,072
Columbia VP Commodity Strategy Fund - Class 1	165,074	—	165,074	17	5	165,052
Columbia VP Commodity Strategy Fund - Class 2	490,615	—	490,615	—	41	490,574
Columbia VP Emerging Markets Bond Fund - Class 1	256,103	—	256,103	—	7	256,096
Columbia VP Emerging Markets Bond Fund - Class 2	1,163,607	—	1,163,607	—	106	1,163,501
Columbia VP Strategic Income Fund - Class 2	2,922,354	—	2,922,354	—	333	2,922,021
Delaware VIP® Diversified Income Series - Service Class	2,015,690,814	229,744	2,015,920,558	—	264,702	2,015,655,856
Delaware VIP® Diversified Income Series - Standard Class	6,538,179	643	6,538,822	—	371	6,538,451
Delaware VIP® Emerging Markets Series - Service Class	341,148,828	—	341,148,828	428,389	45,169	340,675,270
Delaware VIP® Emerging Markets Series - Standard Class	522,718	—	522,718	—	18	522,700
Delaware VIP® High Yield Series - Service Class	129,116,550	—	129,116,550	18,936	18,135	129,079,479
Delaware VIP® High Yield Series - Standard Class	2,886,572	—	2,886,572	—	342	2,886,230
Delaware VIP® International Value Equity Series - Standard Class	118,458	—	118,458	—	14	118,444

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP® Limited-Term Diversified Income Series - Service Class	$1,262,177,517	$158,402	$1,262,335,919	$—	$139,262	$1,262,196,657
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,445,890	317	1,446,207	—	141	1,446,066
Delaware VIP® REIT Series - Service Class	155,368,450	—	155,368,450	115,568	20,433	155,232,449
Delaware VIP® REIT Series - Standard Class	3,128,002	—	3,128,002	—	332	3,127,670
Delaware VIP® Small Cap Value Series - Service Class	400,023,182	—	400,023,182	71,643	53,770	399,897,769
Delaware VIP® Small Cap Value Series - Standard Class	7,203,155	—	7,203,155	—	813	7,202,342
Delaware VIP® Smid Cap Core Series - Service Class	189,072,441	—	189,072,441	40,698	25,097	189,006,646
Delaware VIP® Smid Cap Core Series - Standard Class	7,246,904	—	7,246,904	—	833	7,246,071
Delaware VIP® U.S. Growth Series - Service Class	329,493,224	—	329,493,224	95,051	30,754	329,367,419
Delaware VIP® Value Series - Service Class	315,543,007	—	315,543,007	18,141	42,856	315,482,010
Delaware VIP® Value Series - Standard Class	6,860,767	—	6,860,767	—	821	6,859,946
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	1,263,843	32	1,263,875	—	96	1,263,779
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	54,835,493	—	54,835,493	5,134	7,376	54,822,983
Deutsche Equity 500 Index VIP Portfolio - Class A	5,803,015	—	5,803,015	35	797	5,802,183
Deutsche Small Cap Index VIP Portfolio - Class A	3,640,154	2	3,640,156	—	484	3,639,672
Eaton Vance VT Floating-Rate Income Fund - ADV Class	3,542,544	—	3,542,544	—	118	3,542,426
Eaton Vance VT Floating-Rate Income Fund - Initial Class	17,287,541	106,374	17,393,915	—	1,745	17,392,170
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,754,864	—	1,754,864	51	58	1,754,755
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,134,439,654	—	1,134,439,654	365,014	151,270	1,133,923,370
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	6,059,816	—	6,059,816	468	807	6,058,541
Fidelity® VIP Growth Portfolio - Initial Class	4,933,873	—	4,933,873	18	542	4,933,313
Fidelity® VIP Growth Portfolio - Service Class 2	221,688,859	254,887	221,943,746	—	29,525	221,914,221
Fidelity® VIP Mid Cap Portfolio - Initial Class	1,896,595	—	1,896,595	28	64	1,896,503
Fidelity® VIP Mid Cap Portfolio - Service Class 2	583,861,080	—	583,861,080	570,526	76,369	583,214,185
Fidelity® VIP Strategic Income Portfolio - Initial Class	605,475	—	605,475	25	20	605,430
Fidelity® VIP Strategic Income Portfolio - Service Class 2	15,481,363	91,260	15,572,623	—	1,499	15,571,124
First Trust Dorsey Wright Tactical Core Portfolio - Class I	4,627,349	170,591	4,797,940	—	452	4,797,488
First Trust Multi Income Allocation Portfolio - Class I	5,591,837	—	5,591,837	—	600	5,591,237
First Trust Multi Income Allocation Portfolio - Class II	49,060	—	49,060	—	3	49,057
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	85,957,226	241,338	86,198,564	—	10,853	86,187,711

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	$190,467	$—	$190,467	$—	$9	$190,458
Franklin Founding Funds Allocation VIP Fund - Class 4	8,357,329	—	8,357,329	244,344	864	8,112,121
Franklin Income VIP Fund - Class 1	162,613	—	162,613	—	5	162,608
Franklin Income VIP Fund - Class 2	568,097,041	—	568,097,041	84,355	72,022	567,940,664
Franklin Income VIP Fund - Class 4	51,661,547	43,568	51,705,115	—	5,499	51,699,616
Franklin Mutual Shares VIP Fund - Class 1	860,500	—	860,500	—	28	860,472
Franklin Mutual Shares VIP Fund - Class 2	729,251,982	—	729,251,982	362,374	73,010	728,816,598
Franklin Mutual Shares VIP Fund - Class 4	16,483,526	2,551	16,486,077	—	1,755	16,484,322
Franklin Rising Dividends VIP Fund - Class 1	693,213	—	693,213	11	23	693,179
Franklin Rising Dividends VIP Fund - Class 4	22,519,799	—	22,519,799	21	2,229	22,517,549
Franklin Small Cap Value VIP Fund - Class 1	616,431	—	616,431	2	21	616,408
Franklin Small Cap Value VIP Fund - Class 4	7,200,313	1,130	7,201,443	—	710	7,200,733
Franklin Small-Mid Cap Growth VIP Fund - Class 1	234,967	—	234,967	1	8	234,958
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,462,498	48	5,462,546	—	536	5,462,010
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	456,100	—	456,100	—	26	456,074
Goldman Sachs VIT Government Money Market Fund - Service Shares	35,105,257	—	35,105,257	123,661	2,966	34,978,630
Goldman Sachs VIT Large Cap Value Fund - Service Shares	154,443,213	—	154,443,213	67,175	12,426	154,363,612
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,446,762	—	2,446,762	18,561	240	2,427,961
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	107,356	—	107,356	—	5	107,351
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	4,880,224	—	4,880,224	—	494	4,879,730
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	22,543	—	22,543	—	1	22,542
Guggenheim VT Long Short Equity	4,813,218	—	4,813,218	2	405	4,812,811
Guggenheim VT Multi-Hedge Strategies	4,703,327	5,096	4,708,423	—	438	4,707,985
Hartford Capital Appreciation HLS Fund - Class IA	99,166	—	99,166	—	3	99,163
Hartford Capital Appreciation HLS Fund - Class IC	11,633,333	285,498	11,918,831	—	1,235	11,917,596
Invesco V.I. American Franchise Fund - Series I Shares	2,712,634	—	2,712,634	—	320	2,712,314
Invesco V.I. American Franchise Fund - Series II Shares	1,494,402	—	1,494,402	—	212	1,494,190
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	741,515	—	741,515	5	22	741,488
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	13,957,524	32,111	13,989,635	—	1,411	13,988,224
Invesco V.I. Comstock Fund - Series I Shares	121,435	—	121,435	—	4	121,431
Invesco V.I. Comstock Fund - Series II Shares	5,326,418	51,038	5,377,456	—	492	5,376,964
Invesco V.I. Core Equity Fund - Series I Shares	6,276,349	—	6,276,349	25	759	6,275,565
Invesco V.I. Core Equity Fund - Series II Shares	1,453,350	—	1,453,350	—	192	1,453,158
Invesco V.I. Diversified Dividend Fund - Series I Shares	106,530	—	106,530	—	3	106,527

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Invesco V.I. Diversified Dividend Fund - Series II Shares	$19,647,978	$3,839	$19,651,817	$—	$1,877	$19,649,940
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	69,207	—	69,207	13	2	69,192
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	75,336,960	239,885	75,576,845	—	9,588	75,567,257
Invesco V.I. Equity and Income Fund - Series I Shares	46,539	—	46,539	—	1	46,538
Invesco V.I. Equity and Income Fund - Series II Shares	15,730,818	—	15,730,818	—	1,521	15,729,297
Invesco V.I. International Growth Fund - Series I Shares	2,275,145	—	2,275,145	203	240	2,274,702
Invesco V.I. International Growth Fund - Series II Shares	49,251,137	—	49,251,137	334,615	6,096	48,910,426
Ivy VIP Asset Strategy Portfolio	9,073,536	—	9,073,536	24	913	9,072,599
Ivy VIP Energy Portfolio	6,655,877	—	6,655,877	63,223	648	6,592,006
Ivy VIP High Income Portfolio	18,861,808	3,716	18,865,524	—	1,880	18,863,644
Ivy VIP High Income Portfolio - Class I	106,108	—	106,108	—	6	106,102
Ivy VIP Micro Cap Growth Portfolio	3,995,820	5,118	4,000,938	—	371	4,000,567
Ivy VIP Micro Cap Growth Portfolio - Class I	107,341	—	107,341	3	3	107,335
Ivy VIP Mid Cap Growth Portfolio	7,889,485	—	7,889,485	—	746	7,888,739
Ivy VIP Mid Cap Growth Portfolio - Class I	386,789	—	386,789	—	16	386,773
Ivy VIP Science and Technology Portfolio	21,095,924	11,047	21,106,971	—	1,984	21,104,987
Ivy VIP Science and Technology Portfolio - Class I	154,567	—	154,567	—	4	154,563
Janus Henderson Balanced Portfolio - Service Shares	14,203,810	—	14,203,810	17,751	1,915	14,184,144
Janus Henderson Enterprise Portfolio - Service Shares	6,869,947	—	6,869,947	1	946	6,869,000
Janus Henderson Global Research Portfolio - Service Shares	680,687	—	680,687	—	90	680,597
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	829,889	—	829,889	—	29	829,860
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	47,075,511	174,893	47,250,404	—	6,048	47,244,356
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	5,957,613	—	5,957,613	25,000	742	5,931,871
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	55,958	—	55,958	—	2	55,956
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2,076,270	32,560	2,108,830	—	211	2,108,619
Lincoln iShares® Global Growth Allocation Fund - Standard Class	525,896	—	525,896	—	32	525,864
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	797,203	—	797,203	—	49	797,154
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	22,415,348	139,295	22,554,643	—	2,054	22,552,589
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	7,100,133	—	7,100,133	10,345	688	7,089,100
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	14,978,734	—	14,978,734	4,178	1,185	14,973,371
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	23,702,854	16,928	23,719,782	—	2,156	23,717,626

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP American Balanced Allocation Fund - Service Class	$46,622,713	$—	$46,622,713	$—	$4,577	$46,618,136
LVIP American Balanced Allocation Fund - Standard Class	6,912,014	—	6,912,014	725	606	6,910,683
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	338,571,628	—	338,571,628	213,967	45,395	338,312,266
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	25,466,127	13,524	25,479,651	—	3,139	25,476,512
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	718,838	—	718,838	—	51	718,787
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	72,357,117	13,581	72,370,698	—	8,786	72,361,912
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	410,021	—	410,021	—	24	409,997
LVIP American Global Growth Fund - Service Class II	189,922,419	—	189,922,419	416,951	26,073	189,479,395
LVIP American Global Small Capitalization Fund - Service Class II	75,257,093	—	75,257,093	18,303	10,014	75,228,776
LVIP American Growth Allocation Fund - Service Class	33,257,532	100,909	33,358,441	—	3,213	33,355,228
LVIP American Growth Allocation Fund - Standard Class	1,336,874	—	1,336,874	—	65	1,336,809
LVIP American Growth Fund - Service Class II	542,959,922	347,556	543,307,478	—	74,384	543,233,094
LVIP American Growth-Income Fund - Service Class II	463,226,641	—	463,226,641	15,719	62,213	463,148,709
LVIP American Income Allocation Fund - Standard Class	82,347	—	82,347	—	11	82,336
LVIP American International Fund - Service Class II	192,907,008	—	192,907,008	61,907	26,286	192,818,815
LVIP American Preservation Fund - Service Class	7,252,923	5,116	7,258,039	—	728	7,257,311
LVIP American Preservation Fund - Standard Class	127,800	—	127,800	—	15	127,785
LVIP Baron Growth Opportunities Fund - Service Class	187,509,740	—	187,509,740	128,998	25,637	187,355,105
LVIP Baron Growth Opportunities Fund - Standard Class	834,234	—	834,234	5	30	834,199
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	892,060,051	59,334	892,119,385	—	119,682	891,999,703
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	548,027	—	548,027	709	28	547,290
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	947,788,687	—	947,788,687	735,042	133,440	946,920,205
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	176,637	—	176,637	—	14	176,623
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	195,957,975	968,192	196,926,167	—	25,507	196,900,660
LVIP BlackRock Inflation Protected Bond Fund - Service Class	789,617,302	—	789,617,302	53,714	106,723	789,456,865
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,969,530	531	1,970,061	—	119	1,969,942
LVIP BlackRock Multi-Asset Income Fund - Service Class	8,042,581	—	8,042,581	68,681	842	7,973,058

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP BlackRock Multi-Asset Income Fund - Standard Class	$215,948	$—	$215,948	$—	$7	$215,941
LVIP BlackRock Scientific Allocation Fund - Service Class	1,706,152	—	1,706,152	2,287	214	1,703,651
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	236,255,918	826,539	237,082,457	—	31,967	237,050,490
LVIP Blended Core Equity Managed Volatility Fund - Service Class	264,392,157	—	264,392,157	47,709	35,129	264,309,319
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	77,341	—	77,341	—	6	77,335
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	582,103,448	287,943	582,391,391	—	77,320	582,314,071
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,422,346	15	2,422,361	—	391	2,421,970
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	509,486,636	63,657	509,550,293	—	68,452	509,481,841
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	83,998	—	83,998	—	6	83,992
LVIP Clarion Global Real Estate Fund - Service Class	103,579,999	—	103,579,999	43,735	13,433	103,522,831
LVIP Clarion Global Real Estate Fund - Standard Class	619,732	—	619,732	17	20	619,695
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	121,761,912	95,673	121,857,585	—	16,139	121,841,446
LVIP Delaware Bond Fund - Service Class	3,400,974,478	3,713,112	3,404,687,590	—	397,024	3,404,290,566
LVIP Delaware Bond Fund - Standard Class	76,545,642	4,799	76,550,441	—	10,583	76,539,858
LVIP Delaware Diversified Floating Rate Fund - Service Class	768,966,378	—	768,966,378	83,977	106,045	768,776,356
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,963,293	—	1,963,293	—	154	1,963,139
LVIP Delaware Social Awareness Fund - Service Class	59,974,248	30,886	60,005,134	—	7,804	59,997,330
LVIP Delaware Social Awareness Fund - Standard Class	7,579,380	—	7,579,380	15,999	1,008	7,562,373
LVIP Delaware Special Opportunities Fund - Service Class	78,619,942	—	78,619,942	120,547	10,374	78,489,021
LVIP Delaware Wealth Builder Fund - Service Class	13,257,520	618	13,258,138	—	1,904	13,256,234
LVIP Delaware Wealth Builder Fund - Standard Class	4,614,227	52	4,614,279	—	647	4,613,632
LVIP Dimensional International Core Equity Fund - Service Class	41,624,922	10,767	41,635,689	—	5,288	41,630,401
LVIP Dimensional International Core Equity Fund - Standard Class	3,572,858	—	3,572,858	39	162	3,572,657
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	360,115,360	86,342	360,201,702	—	48,051	360,153,651
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	1,458,024	—	1,458,024	—	79	1,457,945
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	89,544,698	—	89,544,698	10,563	11,822	89,522,313
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	4,175,827	—	4,175,827	4	187	4,175,636

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	$36,826,753	$—	$36,826,753	$108,605	$4,805	$36,713,343
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	3,256,650	—	3,256,650	3	168	3,256,479
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	673,946,227	—	673,946,227	95,057	89,598	673,761,572
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,346,916	—	2,346,916	—	120	2,346,796
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	570,902,213	86,293	570,988,506	—	75,263	570,913,243
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	8,444,213	—	8,444,213	26	434	8,443,753
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	842,756,515	59,892	842,816,407	—	113,024	842,703,383
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	7,416,024	8,549	7,424,573	—	903	7,423,670
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	13,430	—	13,430	—	1	13,429
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	310,391,726	7,038	310,398,764	—	41,740	310,357,024
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	11,575	8	11,583	—	1	11,582
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,188,580,846	—	1,188,580,846	821,039	164,350	1,187,595,457
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	190,024	—	190,024	—	10	190,014
LVIP Global Growth Allocation Managed Risk Fund - Service Class	8,676,120,065	587,605	8,676,707,670	—	1,055,537	8,675,652,133
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,078,994	—	7,078,994	2	530	7,078,462
LVIP Global Income Fund - Service Class	651,609,096	202,836	651,811,932	—	86,635	651,725,297
LVIP Global Income Fund - Standard Class	728,712	—	728,712	—	24	728,688
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,742,193,495	—	6,742,193,495	769,189	828,420	6,740,595,886
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	1,243,458	—	1,243,458	—	105	1,243,353
LVIP Goldman Sachs Income Builder Fund - Service Class	9,551,897	82,096	9,633,993	—	1,097	9,632,896
LVIP Goldman Sachs Income Builder Fund - Standard Class	45,965	—	45,965	64	2	45,899
LVIP Government Money Market Fund - Service Class	211,977,421	727,373	212,704,794	—	26,672	212,678,122
LVIP Government Money Market Fund - Standard Class	22,851,954	—	22,851,954	33,055	2,906	22,815,993
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	309,616,452	152,667	309,769,119	—	41,447	309,727,672
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	139,413,447	—	139,413,447	200,256	18,506	139,194,685
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	80,399	—	80,399	—	7	80,392
LVIP JPMorgan High Yield Fund - Service Class	181,523,058	—	181,523,058	10,990	21,060	181,491,008
LVIP JPMorgan High Yield Fund - Standard Class	306,577	—	306,577	27	9	306,541
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP JPMorgan Retirement Income Fund - Service Class	$1,518,709	$—	$1,518,709	$2,210	$177	$1,516,322
LVIP JPMorgan Retirement Income Fund - Standard Class	769,962	—	769,962	84	32	769,846
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	619,773,873	—	619,773,873	81,493	82,764	619,609,616
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	301,651	—	301,651	706	25	300,920
LVIP Managed Risk Profile 2010 Fund - Service Class	5,815,719	—	5,815,719	38	751	5,814,930
LVIP Managed Risk Profile 2020 Fund - Service Class	10,177,752	—	10,177,752	1,730	1,376	10,174,646
LVIP Managed Risk Profile 2030 Fund - Service Class	5,123,980	—	5,123,980	293	731	5,122,956
LVIP Managed Risk Profile 2040 Fund - Service Class	4,703,748	—	4,703,748	—	626	4,703,122
LVIP MFS International Equity Managed Volatility Fund - Service Class	290,330,398	154,773	290,485,171	—	39,351	290,445,820
LVIP MFS International Growth Fund - Service Class	189,666,554	24,298	189,690,852	—	20,900	189,669,952
LVIP MFS International Growth Fund - Standard Class	8,271	—	8,271	—	—	8,271
LVIP MFS Value Fund - Service Class	978,007,082	—	978,007,082	458,883	98,791	977,449,408
LVIP MFS Value Fund - Standard Class	1,528,573	—	1,528,573	53	46	1,528,474
LVIP Mondrian International Value Fund - Service Class	284,030,514	—	284,030,514	190,027	32,557	283,807,930
LVIP Mondrian International Value Fund - Standard Class	12,013,724	—	12,013,724	11,501	1,665	12,000,558
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	42,339,947	69,178	42,409,125	—	5,654	42,403,471
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	219,306	—	219,306	—	16	219,290
LVIP PIMCO Low Duration Bond Fund - Service Class	402,278,517	230,770	402,509,287	—	52,957	402,456,330
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,281,045	—	6,281,045	48	326	6,280,671
LVIP Select Core Equity Managed Volatility Fund - Service Class	437,077,801	—	437,077,801	117,391	60,350	436,900,060
LVIP Select Core Equity Managed Volatility Fund - Standard Class	133,187	—	133,187	—	9	133,178
LVIP SSGA Bond Index Fund - Service Class	991,475,494	—	991,475,494	717,858	136,895	990,620,741
LVIP SSGA Bond Index Fund - Standard Class	2,640,743	1,054	2,641,797	—	194	2,641,603
LVIP SSGA Conservative Index Allocation Fund - Service Class	72,065,031	—	72,065,031	4,584	9,616	72,050,831
LVIP SSGA Conservative Structured Allocation Fund - Service Class	188,371,407	—	188,371,407	14,619	24,181	188,332,607
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	678,736	—	678,736	—	23	678,713
LVIP SSGA Developed International 150 Fund - Service Class	163,274,222	—	163,274,222	35,767	22,174	163,216,281
LVIP SSGA Developed International 150 Fund - Standard Class	589,633	—	589,633	—	37	589,596

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Emerging Markets 100 Fund - Service Class	$187,910,788	$—	$187,910,788	$67,362	$25,168	$187,818,258
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,455,068	—	1,455,068	—	66	1,455,002
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	877,109,160	—	877,109,160	379,927	120,326	876,608,907
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	746,620	—	746,620	82	40	746,498
LVIP SSGA International Index Fund - Service Class	297,648,003	—	297,648,003	164,817	39,914	297,443,272
LVIP SSGA International Index Fund - Standard Class	2,431,053	—	2,431,053	122	156	2,430,775
LVIP SSGA International Managed Volatility Fund - Service Class	378,886,781	5,045	378,891,826	—	51,172	378,840,654
LVIP SSGA International Managed Volatility Fund - Standard Class	156,301	—	156,301	—	19	156,282
LVIP SSGA Large Cap 100 Fund - Service Class	350,453,471	—	350,453,471	76,667	48,368	350,328,436
LVIP SSGA Large Cap 100 Fund - Standard Class	2,976,217	—	2,976,217	—	239	2,975,978
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	371,034,936	66,375	371,101,311	—	49,801	371,051,510
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	38,214	—	38,214	—	3	38,211
LVIP SSGA Mid-Cap Index Fund - Service Class	33,508,817	97,354	33,606,171	—	4,116	33,602,055
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,251,654	—	1,251,654	174	72	1,251,408
LVIP SSGA Moderate Index Allocation Fund - Service Class	228,741,878	—	228,741,878	12,059	30,444	228,699,375
LVIP SSGA Moderate Index Allocation Fund - Standard Class	29,087	—	29,087	73	1	29,013
LVIP SSGA Moderate Structured Allocation Fund - Service Class	805,493,746	—	805,493,746	330,807	106,906	805,056,033
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	186,958	—	186,958	—	6	186,952
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	191,108,430	—	191,108,430	14,932	25,487	191,068,011
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	280,672	—	280,672	—	12	280,660
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	460,651,048	388,142	461,039,190	—	61,691	460,977,499
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	2,353,068	—	2,353,068	—	119	2,352,949
LVIP SSGA S&P 500 Index Fund - Service Class	1,099,039,081	—	1,099,039,081	968,735	146,862	1,097,923,484
LVIP SSGA S&P 500 Index Fund - Standard Class	46,502,480	—	46,502,480	4,199	4,836	46,493,445
LVIP SSGA Small-Cap Index Fund - Service Class	311,632,017	—	311,632,017	325,750	41,507	311,264,760
LVIP SSGA Small-Cap Index Fund - Standard Class	6,542,319	—	6,542,319	283	391	6,541,645
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	142,586,603	15,017	142,601,620	—	19,349	142,582,271
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	3,360,575	374	3,360,949	—	230	3,360,719

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	$366,784,481	$141,868	$366,926,349	$—	$50,013	$366,876,336
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	94,383	—	94,383	—	7	94,376
LVIP T. Rowe Price Growth Stock Fund - Service Class	302,815,152	—	302,815,152	164,104	39,257	302,611,791
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,451,293	—	1,451,293	—	47	1,451,246
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	163,276,724	—	163,276,724	76,522	21,320	163,178,882
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,968,630	35	3,968,665	—	485	3,968,180
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	905,166,275	63,815	905,230,090	—	103,757	905,126,333
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	35,273	—	35,273	—	2	35,271
LVIP Vanguard Domestic Equity ETF Fund - Service Class	198,312,443	379,074	198,691,517	—	24,548	198,666,969
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	1,369,406	—	1,369,406	17	104	1,369,285
LVIP Vanguard International Equity ETF Fund - Service Class	132,388,711	—	132,388,711	182,924	16,587	132,189,200
LVIP Vanguard International Equity ETF Fund - Standard Class	1,536,951	—	1,536,951	373	101	1,536,477
LVIP Wellington Capital Growth Fund - Service Class	338,094,601	—	338,094,601	288,791	29,886	337,775,924
LVIP Wellington Capital Growth Fund - Standard Class	63,374	—	63,374	—	2	63,372
LVIP Wellington Mid-Cap Value Fund - Service Class	98,686,370	—	98,686,370	49,788	12,701	98,623,881
LVIP Wellington Mid-Cap Value Fund - Standard Class	340,998	—	340,998	—	11	340,987
LVIP Western Asset Core Bond Fund - Service Class	38,144,660	103,254	38,247,914	—	5,008	38,242,906
LVIP Western Asset Core Bond Fund - Standard Class	622,439	—	622,439	291	47	622,101
MFS® VIT Growth Series - Initial Class	3,738,951	—	3,738,951	—	413	3,738,538
MFS® VIT Growth Series - Service Class	106,065,584	—	106,065,584	42,647	12,012	106,010,925
MFS® VIT Total Return Series - Initial Class	6,620,090	—	6,620,090	—	773	6,619,317
MFS® VIT Total Return Series - Service Class	69,540,979	—	69,540,979	5,648	8,869	69,526,462
MFS® VIT Utilities Series - Initial Class	7,091,251	—	7,091,251	557	809	7,089,885
MFS® VIT Utilities Series - Service Class	194,490,329	—	194,490,329	20,072	25,130	194,445,127
MFS® VIT II Core Equity Portfolio - Service Class	2,491,491	—	2,491,491	47	342	2,491,102
MFS® VIT II International Value Portfolio - Initial Class	1,034,695	—	1,034,695	—	33	1,034,662
MFS® VIT II International Value Portfolio - Service Class	30,761,797	28	30,761,825	—	2,963	30,758,862
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	292,306	—	292,306	—	9	292,297
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,946,553	—	6,946,553	4,592	676	6,941,285
Morgan Stanley VIF Growth Portfolio - Class II	2,392,982	—	2,392,982	374	200	2,392,408

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$27,550,352	$—	$27,550,352	$569	$3,828	$27,545,955
Oppenheimer Global Fund/VA Service Shares	9,049,624	—	9,049,624	1,079	730	9,047,815
Oppenheimer International Growth Fund/VA Non-Service Shares	1,458,235	—	1,458,235	3	47	1,458,185
Oppenheimer International Growth Fund/VA Service Shares	13,746,767	5,235	13,752,002	—	1,311	13,750,691
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	605,717	—	605,717	—	20	605,697
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	10,621,653	3,330	10,624,983	—	1,073	10,623,910
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	3,168,749	—	3,168,749	46	315	3,168,388
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	113,447	—	113,447	—	4	113,443
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	12,507,267	—	12,507,267	23,079	1,473	12,482,715
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	33,087	—	33,087	—	1	33,086
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,605,120	—	3,605,120	—	347	3,604,773
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	32,121	—	32,121	—	1	32,120
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	3,901,182	—	3,901,182	145	409	3,900,628
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	41,115	—	41,115	—	1	41,114
Putnam VT Absolute Return 500 Fund - Class IA	1,385	—	1,385	—	—	1,385
Putnam VT Absolute Return 500 Fund - Class IB	2,926,132	—	2,926,132	255	269	2,925,608
Putnam VT Equity Income Fund - Class IB	1,219,032	—	1,219,032	—	166	1,218,866
Putnam VT George Putnam Balanced Fund - Class IA	236,872	—	236,872	—	10	236,862
Putnam VT George Putnam Balanced Fund - Class IB	14,159,024	49,700	14,208,724	—	1,874	14,206,850
Putnam VT Global Health Care Fund - Class IA	132,921	—	132,921	—	4	132,917
Putnam VT Global Health Care Fund - Class IB	13,257,609	286,445	13,544,054	—	1,394	13,542,660
Putnam VT Income Fund - Class IB	6,134,532	5,118	6,139,650	—	627	6,139,023
QS Variable Conservative Growth - Class II	973,219	—	973,219	2,280	121	970,818
Rational Dividend Capture VA Fund	1,268,031	188	1,268,219	—	138	1,268,081
SEI VP Market Growth Strategy Fund - Class III	2,647,840	—	2,647,840	—	302	2,647,538
SEI VP Market Plus Strategy Fund - Class III	2,054,892	—	2,054,892	—	199	2,054,693
Templeton Foreign VIP Fund - Class 1	29,746	—	29,746	—	1	29,745
Templeton Foreign VIP Fund - Class 4	3,132,114	3,974	3,136,088	—	309	3,135,779
Templeton Global Bond VIP Fund - Class 1	2,377,156	—	2,377,156	98	76	2,376,982
Templeton Global Bond VIP Fund - Class 2	333,834,284	91,727	333,926,011	—	43,652	333,882,359
Templeton Global Bond VIP Fund - Class 4	26,208,415	1,264	26,209,679	—	2,605	26,207,074
Templeton Growth VIP Fund - Class 2	30,101,871	—	30,101,871	44,075	4,225	30,053,571
VanEck VIP Global Hard Assets Fund - Class S Shares	3,673,122	—	3,673,122	68,546	364	3,604,212

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
VanEck VIP Global Hard Assets Fund - Initial Class Shares	$383,615	$—	$383,615	$—	$12	$383,603
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	13,492,958	20,442	13,513,400	—	1,409	13,511,991
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	1,213,798	—	1,213,798	—	38	1,213,760
Virtus Rampart Equity Trend Series - Class A Shares	1,445,802	—	1,445,802	—	152	1,445,650
Virtus Rampart Equity Trend Series - Class I Shares	51	—	51	—	—	51

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$81,291	$(470,594)	$(389,303)	$2,270,665
AB VPS Growth and Income Portfolio - Class B	—	(2)	(2)	(34)
AB VPS International Value Portfolio - Class B	30	(35)	(5)	439
AB VPS Large Cap Growth Portfolio - Class B	—	(166,871)	(166,871)	2,030,561
AB VPS Small/Mid Cap Value Portfolio - Class A	1,884	(1,743)	141	4,413
AB VPS Small/Mid Cap Value Portfolio - Class B	490,245	(3,240,057)	(2,749,812)	3,594,805
ALPS/Alerian Energy Infrastructure Portfolio - Class I	12,172	(1,193)	10,979	(5,202)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	106,849	(64,101)	42,748	91,369
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	1,565	(296)	1,269	4,340
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	209,827	(98,585)	111,242	207,041
ALPS/Stadion Core ETF Portfolio - Class I	160	(419)	(259)	404
ALPS/Stadion Core ETF Portfolio - Class III	12,181	(90,080)	(77,899)	77,695
ALPS/Stadion Tactical Growth Portfolio - Class III	13,731	(56,685)	(42,954)	104,529
American Century VP Balanced Fund - Class I	667	(142)	525	122
American Century VP Balanced Fund - Class II	507,219	(578,084)	(70,865)	351,817
American Century VP Inflation Protection Fund - Class II	689	(589)	100	(105)
American Century VP Large Company Value Fund - Class I	702	(297)	405	413
American Century VP Large Company Value Fund - Class II	14,818	(14,342)	476	8,787
American Funds Asset Allocation Fund - Class 1	320,466	(104,883)	215,583	117,018
American Funds Asset Allocation Fund - Class 1A	47,602	(7,763)	39,839	4,250
American Funds Asset Allocation Fund - Class 4	1,559,363	(1,345,159)	214,204	722,024
American Funds Blue Chip Income and Growth Fund - Class 1	93,931	(33,600)	60,331	37,877
American Funds Blue Chip Income and Growth Fund - Class 1A	10,539	(1,089)	9,450	114
American Funds Blue Chip Income and Growth Fund - Class 4	516,877	(298,307)	218,570	204,621
American Funds Bond Fund - Class 1	133,974	(45,611)	88,363	(2,079)
American Funds Bond Fund - Class 1A	15,441	(1,528)	13,913	(2,354)
American Funds Capital Income Builder® - Class 1	29,123	(4,548)	24,575	3,223
American Funds Capital Income Builder® - Class 1A	4,649	(707)	3,942	373
American Funds Capital Income Builder® - Class 4	769,925	(369,152)	400,773	155,431
American Funds Global Balanced Fund - Class 1	6,125	(3,563)	2,562	7,899
American Funds Global Balanced Fund - Class 1A	2,365	(214)	2,151	2
American Funds Global Bond Fund - Class 1	15,526	(22,434)	(6,908)	(2,278)
American Funds Global Bond Fund - Class 1A	342	(91)	251	2
American Funds Global Growth and Income Fund - Class 1	32,710	(13,643)	19,067	67,018
American Funds Global Growth and Income Fund - Class 1A	2,261	(220)	2,041	166
American Funds Global Growth Fund - Class 1	20,674	(16,800)	3,874	44,171
American Funds Global Growth Fund - Class 1A	10,863	(2,343)	8,520	2,917
American Funds Global Growth Fund - Class 2	1,911,616	(4,584,218)	(2,672,602)	10,577,261
American Funds Global Growth Fund - Class 4	190,955	(300,636)	(109,681)	199,362
American Funds Global Small Capitalization Fund - Class 1	8,974	(10,333)	(1,359)	(1,054)
American Funds Global Small Capitalization Fund - Class 1A	751	(385)	366	36
American Funds Global Small Capitalization Fund - Class 2	1,718,310	(5,015,328)	(3,297,018)	7,584,848
American Funds Global Small Capitalization Fund - Class 4	29,634	(86,620)	(56,986)	(30,920)
American Funds Growth Fund - Class 1	73,740	(72,830)	910	60,007
American Funds Growth Fund - Class 1A	12,961	(5,069)	7,892	955
American Funds Growth Fund - Class 2	7,141,812	(23,968,312)	(16,826,500)	67,672,714
American Funds Growth Fund - Class 4	396,526	(942,018)	(545,492)	330,034
American Funds Growth-Income Fund - Class 1	101,686	(44,847)	56,839	7,172
American Funds Growth-Income Fund - Class 1A	23,973	(2,902)	21,071	1,163
American Funds Growth-Income Fund - Class 2	25,980,150	(27,704,075)	(1,723,925)	69,238,531
American Funds Growth-Income Fund - Class 4	782,247	(614,325)	167,922	168,404
American Funds High-Income Bond Fund - Class 1	116,285	(13,408)	102,877	(1,112)
American Funds High-Income Bond Fund - Class 1A	11,455	(832)	10,623	59
American Funds International Fund - Class 1	84,127	(36,823)	47,304	41,732
American Funds International Fund - Class 1A	17,099	(2,736)	14,363	5,387
American Funds International Fund - Class 2	8,380,477	(9,766,463)	(1,385,986)	15,782,619
American Funds International Fund - Class 4	366,094	(274,717)	91,377	172,225

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$2,270,665	$6,286,429	$8,167,791
AB VPS Growth and Income Portfolio - Class B	—	(34)	—	(36)
AB VPS International Value Portfolio - Class B	—	439	79	513
AB VPS Large Cap Growth Portfolio - Class B	590,315	2,620,876	184,619	2,638,624
AB VPS Small/Mid Cap Value Portfolio - Class A	20,266	24,679	26,678	51,498
AB VPS Small/Mid Cap Value Portfolio - Class B	9,979,977	13,574,782	10,802,593	21,627,563
ALPS/Alerian Energy Infrastructure Portfolio - Class I	—	(5,202)	(4,750)	1,027
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	91,369	(223,707)	(89,590)
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	—	4,340	3,928	9,537
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	207,041	1,142,348	1,460,631
ALPS/Stadion Core ETF Portfolio - Class I	—	404	7,053	7,198
ALPS/Stadion Core ETF Portfolio - Class III	—	77,695	716,112	715,908
ALPS/Stadion Tactical Growth Portfolio - Class III	—	104,529	421,794	483,369
American Century VP Balanced Fund - Class I	1,820	1,942	2,509	4,976
American Century VP Balanced Fund - Class II	1,635,285	1,987,102	2,006,722	3,922,959
American Century VP Inflation Protection Fund - Class II	—	(105)	321	316
American Century VP Large Company Value Fund - Class I	—	413	6,394	7,212
American Century VP Large Company Value Fund - Class II	—	8,787	128,091	137,354
American Funds Asset Allocation Fund - Class 1	814,606	931,624	1,457,181	2,604,388
American Funds Asset Allocation Fund - Class 1A	70,886	75,136	87,616	202,591
American Funds Asset Allocation Fund - Class 4	4,865,068	5,587,092	8,362,048	14,163,344
American Funds Blue Chip Income and Growth Fund - Class 1	152,507	190,384	374,121	624,836
American Funds Blue Chip Income and Growth Fund - Class 1A	5,504	5,618	34,242	49,310
American Funds Blue Chip Income and Growth Fund - Class 4	922,944	1,127,565	2,335,588	3,681,723
American Funds Bond Fund - Class 1	86,380	84,301	2,575	175,239
American Funds Bond Fund - Class 1A	5,118	2,764	(12,038)	4,639
American Funds Capital Income Builder® - Class 1	—	3,223	87,902	115,700
American Funds Capital Income Builder® - Class 1A	—	373	8,219	12,534
American Funds Capital Income Builder® - Class 4	—	155,431	2,565,470	3,121,674
American Funds Global Balanced Fund - Class 1	16,152	24,051	71,308	97,921
American Funds Global Balanced Fund - Class 1A	5,750	5,752	(3,084)	4,819
American Funds Global Bond Fund - Class 1	16,154	13,876	151,748	158,716
American Funds Global Bond Fund - Class 1A	—	2	287	540
American Funds Global Growth and Income Fund - Class 1	30,037	97,055	226,006	342,128
American Funds Global Growth and Income Fund - Class 1A	—	166	4,875	7,082
American Funds Global Growth Fund - Class 1	75,957	120,128	516,472	640,474
American Funds Global Growth Fund - Class 1A	15,435	18,352	75,287	102,159
American Funds Global Growth Fund - Class 2	8,980,660	19,557,921	59,570,380	76,455,699
American Funds Global Growth Fund - Class 4	720,032	919,394	5,392,170	6,201,883
American Funds Global Small Capitalization Fund - Class 1	—	(1,054)	298,153	295,740
American Funds Global Small Capitalization Fund - Class 1A	—	36	22,388	22,790
American Funds Global Small Capitalization Fund - Class 2	—	7,584,848	82,252,839	86,540,669
American Funds Global Small Capitalization Fund - Class 4	—	(30,920)	1,613,350	1,525,444
American Funds Growth Fund - Class 1	907,359	967,366	1,339,803	2,308,079
American Funds Growth Fund - Class 1A	63,745	64,700	121,115	193,707
American Funds Growth Fund - Class 2	140,329,943	208,002,657	147,458,557	338,634,714
American Funds Growth Fund - Class 4	7,196,426	7,526,460	10,507,894	17,488,862
American Funds Growth-Income Fund - Class 1	388,652	395,824	710,452	1,163,115
American Funds Growth-Income Fund - Class 1A	15,503	16,666	80,393	118,130
American Funds Growth-Income Fund - Class 2	123,177,917	192,416,448	168,212,172	358,904,695
American Funds Growth-Income Fund - Class 4	3,075,173	3,243,577	5,954,830	9,366,329
American Funds High-Income Bond Fund - Class 1	—	(1,112)	(1,115)	100,650
American Funds High-Income Bond Fund - Class 1A	—	59	(6,055)	4,627
American Funds International Fund - Class 1	58,456	100,188	1,233,062	1,380,554
American Funds International Fund - Class 1A	2,843	8,230	89,544	112,137
American Funds International Fund - Class 2	7,931,759	23,714,378	157,187,166	179,515,558
American Funds International Fund - Class 4	260,633	432,858	5,096,957	5,621,192

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

See accompanying notes.

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
American Funds International Growth and Income Fund - Class 1	$40,243	$(14,418)	$25,825	$1,296	$—	$1,296	$329,101	$356,222
American Funds International Growth and Income Fund - Class 1A	13,649	(711)	12,938	25	—	25	9,310	22,273
American Funds Managed Risk Asset Allocation Fund - Class P1	1,077	(3,995)	(2,918)	57,742	1,299	59,041	3,801	59,924
American Funds Managed Risk Asset Allocation Fund - Class P2	671,344	(1,320,704)	(649,360)	560,514	825,753	1,386,267	9,775,520	10,512,427
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	1,408	(1,233)	175	9,760	1,226	10,986	1,594	12,755
American Funds Managed Risk Growth Fund - Class P1	931	(1,190)	(259)	13,280	2,877	16,157	19,853	35,751
American Funds Managed Risk Growth-Income Fund - Class P1	264	(356)	(92)	(86)	1,048	962	3,080	3,950
American Funds Managed Risk International Fund - Class P1	140	(271)	(131)	5,221	162	5,383	3,909	9,161
American Funds Mortgage Fund - Class 1	6,937	(4,329)	2,608	34	2,513	2,547	(3,791)	1,364
American Funds Mortgage Fund - Class 1A	1,435	(584)	851	19	590	609	(1,290)	170
American Funds Mortgage Fund - Class 4	65,418	(63,620)	1,798	(17,431)	31,831	14,400	(33,263)	(17,065)
American Funds New World Fund® - Class 1	45,267	(26,842)	18,425	42,357	—	42,357	896,932	957,714
American Funds New World Fund® - Class 1A	5,948	(827)	5,121	469	—	469	36,941	42,531
American Funds New World Fund® - Class 4	171,699	(232,317)	(60,618)	331,994	—	331,994	4,212,925	4,484,301
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	2,872	(1,696)	1,176	(1,668)	—	(1,668)	2,886	2,394
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,390	(429)	961	199	—	199	(1,406)	(246)
BlackRock Global Allocation V.I. Fund - Class I	61,726	(26,194)	35,532	7,101	49,069	56,170	430,758	522,460
BlackRock Global Allocation V.I. Fund - Class III	14,288,076	(19,166,951)	(4,878,875)	1,735,961	13,169,969	14,905,930	116,290,099	126,317,154
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	396	(48)	348	10	—	10	946	1,304
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	109,211	(51,252)	57,959	7,425	—	7,425	327,006	392,390
ClearBridge Variable Aggressive Growth Portfolio - Class I	1,516	(1,009)	507	(3,334)	19,200	15,866	19,665	36,038
ClearBridge Variable Aggressive Growth Portfolio - Class II	56,800	(249,519)	(192,719)	(208,344)	1,416,247	1,207,903	1,794,484	2,809,668
ClearBridge Variable Large Cap Growth Portfolio - Class I	641	(499)	142	41	14,206	14,247	10,454	24,843
ClearBridge Variable Large Cap Growth Portfolio - Class II	17,616	(59,784)	(42,168)	34,215	568,405	602,620	254,057	814,509
ClearBridge Variable Mid Cap Portfolio - Class I	1,980	(2,233)	(253)	1,468	26,040	27,508	18,975	46,230
ClearBridge Variable Mid Cap Portfolio - Class II	57,264	(355,649)	(298,385)	224,059	1,695,733	1,919,792	1,134,157	2,755,564
Columbia VP Commodity Strategy Fund - Class 1	666	(118)	548	(36)	—	(36)	3,133	3,645
Columbia VP Commodity Strategy Fund - Class 2	7,793	(1,819)	5,974	4	—	4	14,410	20,388
Columbia VP Emerging Markets Bond Fund - Class 1	5,272	(307)	4,965	1,340	—	1,340	(3,633)	2,672
Columbia VP Emerging Markets Bond Fund - Class 2	22,575	(5,467)	17,108	1,117	—	1,117	8,108	26,333
Columbia VP Strategic Income Fund - Class 1	—	(2)	(2)	211	—	211	—	209
Columbia VP Strategic Income Fund - Class 2	36,643	(13,885)	22,758	574	—	574	17,588	40,920
Delaware VIP® Diversified Income Series - Service Class	46,087,930	(30,766,687)	15,321,243	(1,945,913)	—	(1,945,913)	46,289,784	59,665,114
Delaware VIP® Diversified Income Series - Standard Class	140,871	(41,043)	99,828	(16,389)	—	(16,389)	151,770	235,209
Delaware VIP® Emerging Markets Series - Service Class	1,250,086	(5,219,557)	(3,969,471)	11,831,175	—	11,831,175	93,073,292	100,934,996
Delaware VIP® Emerging Markets Series - Standard Class	2,208	(1,718)	490	37,133	—	37,133	78,683	116,306
Delaware VIP® High Yield Series - Service Class	7,983,692	(2,352,978)	5,630,714	(1,823,315)	—	(1,823,315)	3,579,194	7,386,593
Delaware VIP® High Yield Series - Standard Class	181,341	(54,543)	126,798	11,308	—	11,308	45,351	183,457
Delaware VIP® International Value Equity Series - Standard Class	2,064	(1,860)	204	(743)	—	(743)	25,113	24,574
Delaware VIP® Limited-Term Diversified Income Series - Service Class	22,813,252	(17,101,675)	5,711,577	(1,240,125)	—	(1,240,125)	2,665,016	7,136,468
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	27,443	(16,493)	10,950	(97)	—	(97)	562	11,415
Delaware VIP® REIT Series - Service Class	2,194,690	(2,618,477)	(423,787)	826,367	22,214,545	23,040,912	(23,180,826)	(563,701)
Delaware VIP® REIT Series - Standard Class	53,092	(43,951)	9,141	(149,345)	451,500	302,155	(302,061)	9,235
Delaware VIP® Small Cap Value Series - Service Class	2,355,376	(6,052,245)	(3,696,869)	12,299,553	12,550,017	24,849,570	15,395,766	36,548,467
Delaware VIP® Small Cap Value Series - Standard Class	60,767	(97,001)	(36,234)	1,663,456	244,468	1,907,924	(1,155,318)	716,372
Delaware VIP® Smid Cap Core Series - Service Class	161,817	(2,961,668)	(2,799,851)	2,503,368	12,699,367	15,202,735	15,666,589	28,069,473
Delaware VIP® Smid Cap Core Series - Standard Class	22,771	(100,042)	(77,271)	229,242	490,949	720,191	486,967	1,129,887
Delaware VIP® U.S. Growth Series - Service Class	—	(3,718,939)	(3,718,939)	3,030,861	3,407,183	6,438,044	74,446,430	77,165,535
Delaware VIP® U.S. Growth Series - Standard Class	—	(44)	(44)	2,619	—	2,619	—	2,575
Delaware VIP® Value Series - Service Class	4,647,163	(5,188,811)	(541,648)	12,593,722	10,818,848	23,412,570	11,604,839	34,475,761
Delaware VIP® Value Series - Standard Class	111,066	(94,683)	16,383	1,792,391	223,217	2,015,608	(1,245,316)	786,675
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	24,676	(10,858)	13,818	(2,353)	—	(2,353)	55,784	67,249
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	1,110,348	(889,668)	220,680	(152,904)	—	(152,904)	2,734,881	2,802,657
Deutsche Equity 500 Index VIP Portfolio - Class A	107,351	(97,241)	10,110	773,416	301,568	1,074,984	(27,046)	1,058,048
Deutsche Small Cap Index VIP Portfolio - Class A	33,275	(56,220)	(22,945)	170,146	128,846	298,992	139,284	415,331
Eaton Vance VT Floating-Rate Income Fund - ADV Class	103,262	(12,133)	91,129	1,792	—	1,792	(852)	92,069
Eaton Vance VT Floating-Rate Income Fund - Initial Class	487,839	(183,761)	304,078	80,538	—	80,538	(77,092)	307,524

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Fidelity® VIP Contrafund® Portfolio - Initial Class	$16,628	$(6,515)	$10,113	$13,769
Fidelity® VIP Contrafund® Portfolio - Service Class 2	8,393,153	(17,489,284)	(9,096,131)	35,572,637
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	58,379	(51,238)	7,141	28,210
Fidelity® VIP Growth Portfolio - Initial Class	9,972	(61,980)	(52,008)	1,431,749
Fidelity® VIP Growth Portfolio - Service Class 2	154,143	(3,204,100)	(3,049,957)	8,769,732
Fidelity® VIP Mid Cap Portfolio - Initial Class	11,541	(6,069)	5,472	10,848
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,692,171	(8,699,412)	(6,007,241)	9,300,230
Fidelity® VIP Overseas Portfolio - Service Class 2	—	(2)	(2)	(3)
Fidelity® VIP Strategic Income Portfolio - Initial Class	18,828	(2,216)	16,612	4,094
Fidelity® VIP Strategic Income Portfolio - Service Class 2	430,589	(133,783)	296,806	108,742
First Trust Dorsey Wright Tactical Core Portfolio - Class I	21,965	(38,959)	(16,994)	33,249
First Trust Multi Income Allocation Portfolio - Class I	141,667	(70,965)	70,702	35,050
First Trust Multi Income Allocation Portfolio - Class II	1,406	(405)	1,001	135
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	856,258	(727,275)	128,983	324,997
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	1,716	(128)	1,588	6
Franklin Founding Funds Allocation VIP Fund - Class 4	184,766	(93,311)	91,455	22,450
Franklin Income VIP Fund - Class 1	5,510	(536)	4,974	886
Franklin Income VIP Fund - Class 2	23,796,186	(8,885,081)	14,911,105	4,135,012
Franklin Income VIP Fund - Class 4	1,368,260	(469,352)	898,908	149,836
Franklin Mutual Shares VIP Fund - Class 1	20,181	(3,181)	17,000	341
Franklin Mutual Shares VIP Fund - Class 2	16,323,340	(8,866,768)	7,456,572	18,229,668
Franklin Mutual Shares VIP Fund - Class 4	252,949	(134,415)	118,534	29,030
Franklin Rising Dividends VIP Fund - Class 1	11,419	(2,590)	8,829	70
Franklin Rising Dividends VIP Fund - Class 4	279,551	(227,783)	51,768	52,134
Franklin Small Cap Value VIP Fund - Class 1	4,126	(2,130)	1,996	(1,680)
Franklin Small Cap Value VIP Fund - Class 4	27,465	(76,640)	(49,175)	10,021
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(961)	(961)	3,165
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(54,913)	(54,913)	(38,372)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	5,781	(3,379)	2,402	—
Goldman Sachs VIT Government Money Market Fund - Service Shares	189,915	(417,267)	(227,352)	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,124,556	(1,472,017)	652,539	576,659
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	47,899	(28,309)	19,590	(7,207)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	2,452	(472)	1,980	(161)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	38,191	(61,387)	(23,196)	(38,391)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	243	(94)	149	(11)
Guggenheim VT Long Short Equity	11,970	(39,636)	(27,666)	27,448
Guggenheim VT Multi-Hedge Strategies	—	(47,808)	(47,808)	755
Hartford Capital Appreciation HLS Fund - Class IA	1,050	(376)	674	(4,230)
Hartford Capital Appreciation HLS Fund - Class IC	75,468	(132,747)	(57,279)	(47,102)
Invesco V.I. American Franchise Fund - Series I Shares	2,106	(38,373)	(36,267)	152,049
Invesco V.I. American Franchise Fund - Series II Shares	—	(24,618)	(24,618)	30,972
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	26,686	(1,605)	25,081	(364)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	508,023	(153,746)	354,277	28,282
Invesco V.I. Comstock Fund - Series I Shares	2,451	(446)	2,005	3,420
Invesco V.I. Comstock Fund - Series II Shares	94,482	(49,541)	44,941	31,814
Invesco V.I. Core Equity Fund - Series I Shares	65,465	(94,756)	(29,291)	284,403
Invesco V.I. Core Equity Fund - Series II Shares	11,827	(24,449)	(12,622)	81,235
Invesco V.I. Diversified Dividend Fund - Series I Shares	718	(187)	531	10
Invesco V.I. Diversified Dividend Fund - Series II Shares	281,298	(211,928)	69,370	321,134
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	277	(137)	140	2,956
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	405,131	(664,689)	(259,558)	351,788
Invesco V.I. Equity and Income Fund - Series I Shares	738	(112)	626	831
Invesco V.I. Equity and Income Fund - Series II Shares	183,232	(131,948)	51,284	53,323
Invesco V.I. International Growth Fund - Series I Shares	28,926	(27,025)	1,901	684,171
Invesco V.I. International Growth Fund - Series II Shares	540,584	(596,956)	(56,372)	646,985
Ivy VIP Asset Strategy Portfolio	137,063	(107,338)	29,725	(206,433)
Ivy VIP Energy Portfolio	49,891	(73,063)	(23,172)	(72,822)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Fidelity® VIP Contrafund® Portfolio - Initial Class	$83,079	$96,848	$199,624	$306,585
Fidelity® VIP Contrafund® Portfolio - Service Class 2	58,494,560	94,067,197	107,502,765	192,473,831
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	36,702	64,912	244,080	316,133
Fidelity® VIP Growth Portfolio - Initial Class	326,897	1,758,646	(419,720)	1,286,918
Fidelity® VIP Growth Portfolio - Service Class 2	13,607,967	22,377,699	33,985,186	53,312,928
Fidelity® VIP Mid Cap Portfolio - Initial Class	56,460	67,308	205,732	278,512
Fidelity® VIP Mid Cap Portfolio - Service Class 2	25,187,326	34,487,556	65,926,138	94,406,453
Fidelity® VIP Overseas Portfolio - Service Class 2	—	(3)	—	(5)
Fidelity® VIP Strategic Income Portfolio - Initial Class	3,045	7,139	14,001	37,752
Fidelity® VIP Strategic Income Portfolio - Service Class 2	74,453	183,195	150,088	630,089
First Trust Dorsey Wright Tactical Core Portfolio - Class I	44,885	78,134	418,053	479,193
First Trust Multi Income Allocation Portfolio - Class I	—	35,050	133,531	239,283
First Trust Multi Income Allocation Portfolio - Class II	—	135	1,489	2,625
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	3,646,668	3,971,665	1,926,901	6,027,549
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	7,434	7,440	(6,066)	2,962
Franklin Founding Funds Allocation VIP Fund - Class 4	296,314	318,764	321,465	731,684
Franklin Income VIP Fund - Class 1	—	886	6,101	11,961
Franklin Income VIP Fund - Class 2	—	4,135,012	25,122,118	44,168,235
Franklin Income VIP Fund - Class 4	—	149,836	1,774,167	2,822,911
Franklin Mutual Shares VIP Fund - Class 1	33,036	33,377	8,304	58,681
Franklin Mutual Shares VIP Fund - Class 2	29,602,071	47,831,739	(5,344,816)	49,943,495
Franklin Mutual Shares VIP Fund - Class 4	484,585	513,615	3,281	635,430
Franklin Rising Dividends VIP Fund - Class 1	23,626	23,696	88,884	121,409
Franklin Rising Dividends VIP Fund - Class 4	679,176	731,310	2,527,668	3,310,746
Franklin Small Cap Value VIP Fund - Class 1	38,609	36,929	21,527	60,452
Franklin Small Cap Value VIP Fund - Class 4	441,508	451,529	186,005	588,359
Franklin Small-Mid Cap Growth VIP Fund - Class 1	22,302	25,467	18,197	42,703
Franklin Small-Mid Cap Growth VIP Fund - Class 4	446,706	408,334	438,500	791,921
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	2,402
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	(227,352)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	26,651,742	27,228,401	(15,406,739)	12,474,201
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(7,207)	79,095	91,478
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	—	(161)	1,499	3,318
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(38,391)	(112,430)	(174,017)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(11)	(703)	(565)
Guggenheim VT Long Short Equity	—	27,448	476,265	476,047
Guggenheim VT Multi-Hedge Strategies	—	755	154,511	107,458
Hartford Capital Appreciation HLS Fund - Class IA	5,092	862	16,991	18,527
Hartford Capital Appreciation HLS Fund - Class IC	614,827	567,725	1,333,501	1,843,947
Invesco V.I. American Franchise Fund - Series I Shares	205,387	357,436	280,478	601,647
Invesco V.I. American Franchise Fund - Series II Shares	115,871	146,843	186,957	309,182
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	36,188	35,824	(8,851)	52,054
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	728,737	757,019	(73,246)	1,038,050
Invesco V.I. Comstock Fund - Series I Shares	4,774	8,194	8,159	18,358
Invesco V.I. Comstock Fund - Series II Shares	206,989	238,803	434,303	718,047
Invesco V.I. Core Equity Fund - Series I Shares	327,915	612,318	122,416	705,443
Invesco V.I. Core Equity Fund - Series II Shares	77,009	158,244	14,987	160,609
Invesco V.I. Diversified Dividend Fund - Series I Shares	1,473	1,483	2,559	4,573
Invesco V.I. Diversified Dividend Fund - Series II Shares	647,279	968,413	216,411	1,254,194
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	669	3,625	3,568	7,333
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	1,131,194	1,482,982	5,786,702	7,010,126
Invesco V.I. Equity and Income Fund - Series I Shares	801	1,632	1,328	3,586
Invesco V.I. Equity and Income Fund - Series II Shares	228,854	282,177	733,411	1,066,872
Invesco V.I. International Growth Fund - Series I Shares	—	684,171	(296,047)	390,025
Invesco V.I. International Growth Fund - Series II Shares	—	646,985	6,596,743	7,187,356
Ivy VIP Asset Strategy Portfolio	—	(206,433)	1,548,624	1,371,916
Ivy VIP Energy Portfolio	—	(72,822)	(772,171)	(868,165)

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Ivy VIP High Income Portfolio	$818,344	$(186,195)	$632,149	$36,776
Ivy VIP High Income Portfolio - Class I	—	(93)	(93)	34
Ivy VIP Micro Cap Growth Portfolio	—	(36,773)	(36,773)	(30,518)
Ivy VIP Micro Cap Growth Portfolio - Class I	—	(62)	(62)	4
Ivy VIP Mid Cap Growth Portfolio	—	(70,572)	(70,572)	43,842
Ivy VIP Mid Cap Growth Portfolio - Class I	—	(503)	(503)	541
Ivy VIP Science and Technology Portfolio	—	(188,650)	(188,650)	199,386
Ivy VIP Science and Technology Portfolio - Class I	—	(130)	(130)	1,223
Janus Henderson Balanced Portfolio - Service Shares	187,765	(223,737)	(35,972)	447,183
Janus Henderson Enterprise Portfolio - Service Shares	9,520	(109,864)	(100,344)	429,338
Janus Henderson Global Research Portfolio - Service Shares	4,759	(11,298)	(6,539)	66,628
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	12,201	(1,763)	10,438	232
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	393,573	(348,442)	45,131	3,170
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	65,750	(66,431)	(681)	52,448
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	2,026	(122)	1,904	14
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	69,807	(20,582)	49,225	11,884
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	—	(181)	(181)	1,769
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(43,956)	(43,956)	(101,881)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	5,169	(1,152)	4,017	1,380
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	9,695	(3,335)	6,360	559
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	914,605	(203,952)	710,653	114,475
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(64,104)	(64,104)	66,758
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	151,733	(139,761)	11,972	184,182
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	810,580	(233,473)	577,107	(40,958)
LVIP American Balanced Allocation Fund - Service Class	834,382	(411,525)	422,857	93,599
LVIP American Balanced Allocation Fund - Standard Class	146,326	(67,784)	78,542	26,724
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,939,782	(5,038,924)	(2,099,142)	4,172,973
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	452,764	(365,554)	87,210	123,907
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	15,135	(6,011)	9,124	769
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	964,178	(1,010,419)	(46,241)	266,648
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	6,780	(3,069)	3,711	(1,031)
LVIP American Global Growth Fund - Service Class II	567,510	(2,580,639)	(2,013,129)	2,544,217
LVIP American Global Small Capitalization Fund - Service Class II	10,907	(1,132,466)	(1,121,559)	1,299,551
LVIP American Growth Allocation Fund - Service Class	509,519	(333,241)	176,278	81,917
LVIP American Growth Allocation Fund - Standard Class	24,842	(8,007)	16,835	2,707
LVIP American Growth Fund - Service Class II	1,895,562	(7,388,563)	(5,493,001)	7,638,672
LVIP American Growth-Income Fund - Service Class II	4,849,005	(6,153,196)	(1,304,191)	5,647,300
LVIP American Income Allocation Fund - Standard Class	1,899	(1,190)	709	62
LVIP American International Fund - Service Class II	1,619,818	(2,688,873)	(1,069,055)	3,337,128
LVIP American Preservation Fund - Service Class	85,588	(85,741)	(153)	(5,139)
LVIP American Preservation Fund - Standard Class	1,956	(1,841)	115	(55)
LVIP Baron Growth Opportunities Fund - Service Class	—	(2,845,977)	(2,845,977)	5,752,722
LVIP Baron Growth Opportunities Fund - Standard Class	—	(3,327)	(3,327)	4,208
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	13,671,710	(13,499,466)	172,244	10,599,885
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	9,610	(2,853)	6,757	2,443
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	6,859,989	(15,893,985)	(9,033,996)	(2,186,251)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	1,796	(1,655)	141	(138)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,119,538	(2,139,404)	(19,866)	510,917
LVIP BlackRock Inflation Protected Bond Fund - Service Class	12,957,872	(12,921,882)	35,990	(4,154,602)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	26,843	(10,731)	16,112	(1,247)
LVIP BlackRock Multi-Asset Income Fund - Service Class	246,911	(93,030)	153,881	18,169
LVIP BlackRock Multi-Asset Income Fund - Standard Class	7,142	(919)	6,223	(392)
LVIP BlackRock Scientific Allocation Fund - Service Class	30,199	(5,994)	24,205	(5,707)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2,318,427	(3,142,785)	(824,358)	1,495,992
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,728,484	(3,921,817)	(1,193,333)	3,238,659
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	1,040	(737)	303	934
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	2,269,018	(8,245,435)	(5,976,417)	10,745,661

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Ivy VIP High Income Portfolio	$—	$36,776	$108,829	$777,754
Ivy VIP High Income Portfolio - Class I	—	34	650	591
Ivy VIP Micro Cap Growth Portfolio	11,923	(18,595)	302,717	247,349
Ivy VIP Micro Cap Growth Portfolio - Class I	320	324	4,197	4,459
Ivy VIP Mid Cap Growth Portfolio	169,136	212,978	1,250,514	1,392,920
Ivy VIP Mid Cap Growth Portfolio - Class I	—	541	24,363	24,401
Ivy VIP Science and Technology Portfolio	1,460,556	1,659,942	2,562,760	4,034,052
Ivy VIP Science and Technology Portfolio - Class I	5,623	6,846	(3,469)	3,247
Janus Henderson Balanced Portfolio - Service Shares	26,169	473,352	1,616,075	2,053,455
Janus Henderson Enterprise Portfolio - Service Shares	435,173	864,511	704,881	1,469,048
Janus Henderson Global Research Portfolio - Service Shares	—	66,628	95,172	155,261
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	—	232	524	11,194
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	3,170	91,914	140,215
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	218,046	270,494	321,337	591,150
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	459	473	993	3,370
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	17,138	29,022	80,968	159,215
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	—	1,769	4,652	6,240
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(101,881)	586,455	440,618
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	1,380	18,322	23,719
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	—	559	49,178	56,097
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	215,464	329,939	325,323	1,365,915
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	66,758	1,402,907	1,405,561
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,123,089	1,307,271	288,011	1,607,254
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(40,958)	(350,451)	185,698
LVIP American Balanced Allocation Fund - Service Class	935,591	1,029,190	2,509,198	3,961,245
LVIP American Balanced Allocation Fund - Standard Class	148,757	175,481	486,045	740,068
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,779,363	7,952,336	27,272,493	33,125,687
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	—	123,907	2,081,876	2,292,993
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	769	62,490	72,383
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	266,648	9,069,008	9,289,415
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(1,031)	64,009	66,689
LVIP American Global Growth Fund - Service Class II	9,094,027	11,638,244	27,320,396	36,945,511
LVIP American Global Small Capitalization Fund - Service Class II	10,590,786	11,890,337	3,763,041	14,531,819
LVIP American Growth Allocation Fund - Service Class	981,934	1,063,851	2,792,373	4,032,502
LVIP American Growth Allocation Fund - Standard Class	43,245	45,952	141,906	204,693
LVIP American Growth Fund - Service Class II	28,560,754	36,199,426	67,922,510	98,628,935
LVIP American Growth-Income Fund - Service Class II	29,280,436	34,927,736	34,812,361	68,435,906
LVIP American Income Allocation Fund - Standard Class	1,266	1,328	3,844	5,881
LVIP American International Fund - Service Class II	10,441,595	13,778,723	27,741,380	40,451,048
LVIP American Preservation Fund - Service Class	—	(5,139)	13,589	8,297
LVIP American Preservation Fund - Standard Class	—	(55)	161	221
LVIP Baron Growth Opportunities Fund - Service Class	7,031,377	12,784,099	27,540,152	37,478,274
LVIP Baron Growth Opportunities Fund - Standard Class	30,158	34,366	146,674	177,713
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	10,599,885	100,117,635	110,889,764
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	—	2,443	59,427	68,627
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(2,186,251)	106,332,311	95,112,064
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	—	(138)	19,218	19,221
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	170,666	681,583	13,879,871	14,541,588
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(4,154,602)	6,198,065	2,079,453
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(1,247)	6,820	21,685
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	18,169	123,821	295,871
LVIP BlackRock Multi-Asset Income Fund - Standard Class	—	(392)	6,499	12,330
LVIP BlackRock Scientific Allocation Fund - Service Class	57,261	51,554	(31,782)	43,977
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	4,053	1,500,045	19,092,830	19,768,517
LVIP Blended Core Equity Managed Volatility Fund - Service Class	—	3,238,659	39,450,628	41,495,954
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	934	12,347	13,584
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	13,400,437	24,146,098	88,753,117	106,922,798

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	$14,669	$(45,025)	$(30,356)	$169,699
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(7,719,353)	(7,719,353)	4,367,149
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(661)	(661)	1,953
LVIP Clarion Global Real Estate Fund - Service Class	4,116,114	(1,603,063)	2,513,051	1,672,028
LVIP Clarion Global Real Estate Fund - Standard Class	24,932	(1,923)	23,009	5
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	796,246	(1,680,625)	(884,379)	790,421
LVIP Delaware Bond Fund - Service Class	84,326,069	(45,782,670)	38,543,399	(862,686)
LVIP Delaware Bond Fund - Standard Class	2,178,628	(1,336,668)	841,960	1,101,256
LVIP Delaware Diversified Floating Rate Fund - Service Class	6,426,918	(12,646,198)	(6,219,280)	97,983
LVIP Delaware Diversified Floating Rate Fund - Standard Class	22,109	(18,152)	3,957	3,861
LVIP Delaware Social Awareness Fund - Service Class	537,962	(926,645)	(388,683)	595,425
LVIP Delaware Social Awareness Fund - Standard Class	93,252	(121,486)	(28,234)	167,773
LVIP Delaware Special Opportunities Fund - Service Class	709,937	(1,074,072)	(364,135)	772,402
LVIP Delaware Wealth Builder Fund - Service Class	263,085	(228,649)	34,436	214,462
LVIP Delaware Wealth Builder Fund - Standard Class	102,792	(78,153)	24,639	54,960
LVIP Dimensional International Core Equity Fund - Service Class	592,490	(378,136)	214,354	484,346
LVIP Dimensional International Core Equity Fund - Standard Class	61,341	(14,578)	46,763	41,031
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	6,610,292	(4,906,428)	1,703,864	1,022,977
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	30,399	(9,061)	21,338	10,834
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	915,171	(1,140,762)	(225,591)	(761,321)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	60,659	(18,969)	41,690	3,130
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	311,099	(413,918)	(102,819)	905,930
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	35,390	(14,790)	20,600	43,142
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	5,789,673	(9,754,124)	(3,964,451)	4,837,317
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	25,440	(16,142)	9,298	87,620
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,031,024	(8,365,135)	665,889	58,158
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	154,262	(43,609)	110,653	7,717
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,939,779	(12,764,739)	(3,824,960)	4,947,793
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	152,895	(68,027)	84,868	10,332
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	288	(2)	286	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	9,359,770	(4,812,214)	4,547,556	1,097,717
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	386	(71)	315	1
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	23,822,576	(20,406,088)	3,416,488	12,674,018
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,249	(1,198)	3,051	165
LVIP Global Growth Allocation Managed Risk Fund - Service Class	172,680,871	(124,946,460)	47,734,411	81,643,441
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	157,686	(30,949)	126,737	12,841
LVIP Global Income Fund - Service Class	—	(10,240,179)	(10,240,179)	(1,121,556)
LVIP Global Income Fund - Standard Class	—	(2,781)	(2,781)	616
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	131,466,036	(99,093,616)	32,372,420	69,684,053
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	27,044	(11,049)	15,995	928
LVIP Goldman Sachs Income Builder Fund - Service Class	229,371	(88,362)	141,009	36,970
LVIP Goldman Sachs Income Builder Fund - Standard Class	1,212	(162)	1,050	(185)
LVIP Government Money Market Fund - Service Class	390,503	(3,452,784)	(3,062,281)	—
LVIP Government Money Market Fund - Standard Class	106,979	(408,082)	(301,103)	4
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	3,139,992	(4,741,542)	(1,601,550)	1,848,203
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	1,930,334	(2,112,078)	(181,744)	886,284
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	1,365	(881)	484	407
LVIP JPMorgan High Yield Fund - Service Class	10,236,056	(2,521,713)	7,714,343	579,309
LVIP JPMorgan High Yield Fund - Standard Class	17,915	(914)	17,001	2,527
LVIP JPMorgan Retirement Income Fund - Service Class	33,353	(4,902)	28,451	553
LVIP JPMorgan Retirement Income Fund - Standard Class	18,724	(779)	17,945	9
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	4,741,077	(9,419,814)	(4,678,737)	6,783,383
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,986	(2,966)	20	15,195
LVIP Managed Risk Profile 2010 Fund - Service Class	93,767	(87,242)	6,525	99,776
LVIP Managed Risk Profile 2020 Fund - Service Class	168,793	(169,875)	(1,082)	233,020
LVIP Managed Risk Profile 2030 Fund - Service Class	85,851	(87,760)	(1,909)	146,450
LVIP Managed Risk Profile 2040 Fund - Service Class	80,336	(70,359)	9,977	69,016

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	$54,676	$224,375	$300,029	$494,048
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	4,367,149	101,829,186	98,476,982
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	1,953	15,701	16,993
LVIP Clarion Global Real Estate Fund - Service Class	—	1,672,028	4,379,157	8,564,236
LVIP Clarion Global Real Estate Fund - Standard Class	—	5	28,144	51,158
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,153,036	3,943,457	11,799,975	14,859,053
LVIP Delaware Bond Fund - Service Class	—	(862,686)	42,543,795	80,224,508
LVIP Delaware Bond Fund - Standard Class	—	1,101,256	148,799	2,092,015
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	97,983	10,317,261	4,195,964
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	3,861	19,779	27,597
LVIP Delaware Social Awareness Fund - Service Class	6,181,179	6,776,604	3,255,559	9,643,480
LVIP Delaware Social Awareness Fund - Standard Class	795,428	963,201	329,016	1,263,983
LVIP Delaware Special Opportunities Fund - Service Class	5,962,964	6,735,366	3,589,336	9,960,567
LVIP Delaware Wealth Builder Fund - Service Class	650,751	865,213	345,537	1,245,186
LVIP Delaware Wealth Builder Fund - Standard Class	234,475	289,435	134,730	448,804
LVIP Dimensional International Core Equity Fund - Service Class	—	484,346	4,422,462	5,121,162
LVIP Dimensional International Core Equity Fund - Standard Class	—	41,031	514,639	602,433
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	1,022,977	60,947,545	63,674,386
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	10,834	277,598	309,770
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,141,691	380,370	12,158,023	12,312,802
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	61,220	64,350	542,056	648,096
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	905,930	3,472,176	4,275,287
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	43,142	339,358	403,100
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	4,837,317	93,723,754	94,596,620
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	87,620	357,544	454,462
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	274,405	332,563	3,967,678	4,966,130
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	3,924	11,641	26,454	148,748
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	4,947,793	134,434,550	135,557,383
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	10,332	290,597	385,797
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	—	—	(286)	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	1,097,717	19,381,315	25,026,588
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	1	774	1,090
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	8,156,516	20,830,534	73,431,387	97,678,409
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	1,285	1,450	12,641	17,142
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	81,643,441	941,703,538	1,071,081,390
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	12,841	474,412	613,990
LVIP Global Income Fund - Service Class	3,296,756	2,175,200	26,993,047	18,928,068
LVIP Global Income Fund - Standard Class	3,666	4,282	29,409	30,910
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	2,931,762	72,615,815	661,581,775	766,570,010
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	539	1,467	104,757	122,219
LVIP Goldman Sachs Income Builder Fund - Service Class	—	36,970	212,570	390,549
LVIP Goldman Sachs Income Builder Fund - Standard Class	—	(185)	1,728	2,593
LVIP Government Money Market Fund - Service Class	7,246	7,246	—	(3,055,035)
LVIP Government Money Market Fund - Standard Class	880	884	—	(300,219)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	5,107,205	6,955,408	19,350,771	24,704,629
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	886,284	18,714,807	19,419,347
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	—	407	11,283	12,174
LVIP JPMorgan High Yield Fund - Service Class	—	579,309	96,597	8,390,249
LVIP JPMorgan High Yield Fund - Standard Class	—	2,527	(5,524)	14,004
LVIP JPMorgan Retirement Income Fund - Service Class	33,532	34,085	(36,995)	25,541
LVIP JPMorgan Retirement Income Fund - Standard Class	13,559	13,568	(17,621)	13,892
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	6,783,383	66,856,636	68,961,282
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	15,195	23,481	38,696
LVIP Managed Risk Profile 2010 Fund - Service Class	68,474	168,250	224,975	399,750
LVIP Managed Risk Profile 2020 Fund - Service Class	337,428	570,448	409,536	978,902
LVIP Managed Risk Profile 2030 Fund - Service Class	99,967	246,417	295,885	540,393
LVIP Managed Risk Profile 2040 Fund - Service Class	85,682	154,698	339,226	503,901

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP MFS International Equity Managed Volatility Fund - Service Class	$2,868,558	$(3,934,062)	$(1,065,504)	$1,824,715
LVIP MFS International Growth Fund - Service Class	1,570,063	(2,298,842)	(728,779)	6,790,429
LVIP MFS International Growth Fund - Standard Class	112	(136)	(24)	7,895
LVIP MFS Value Fund - Service Class	14,074,408	(11,169,317)	2,905,091	38,826,125
LVIP MFS Value Fund - Standard Class	23,060	(1,930)	21,130	2,296
LVIP Mondrian International Value Fund - Service Class	8,458,908	(3,919,044)	4,539,864	1,504,129
LVIP Mondrian International Value Fund - Standard Class	386,250	(200,383)	185,867	88,808
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	522,139	(562,737)	(40,598)	369,163
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	3,405	(1,768)	1,637	199
LVIP PIMCO Low Duration Bond Fund - Service Class	6,022,967	(6,259,031)	(236,064)	546,128
LVIP PIMCO Low Duration Bond Fund - Standard Class	109,334	(33,438)	75,896	873
LVIP Select Core Equity Managed Volatility Fund - Service Class	9,210,511	(7,153,219)	2,057,292	6,616,177
LVIP Select Core Equity Managed Volatility Fund - Standard Class	3,225	(1,113)	2,112	8,389
LVIP SSGA Bond Index Fund - Service Class	21,757,385	(16,624,886)	5,132,499	1,796,241
LVIP SSGA Bond Index Fund - Standard Class	62,830	(12,853)	49,977	(864)
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,382,132	(1,141,600)	240,532	924,850
LVIP SSGA Conservative Structured Allocation Fund - Service Class	5,764,243	(2,913,423)	2,850,820	1,940,922
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	22,342	(2,821)	19,521	1,443
LVIP SSGA Developed International 150 Fund - Service Class	6,277,678	(2,520,872)	3,756,806	3,224,402
LVIP SSGA Developed International 150 Fund - Standard Class	23,187	(3,749)	19,438	(2,739)
LVIP SSGA Emerging Markets 100 Fund - Service Class	4,398,667	(2,986,240)	1,412,427	181,232
LVIP SSGA Emerging Markets 100 Fund - Standard Class	37,014	(6,210)	30,804	22,104
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	31,853,854	(14,292,179)	17,561,675	5,753,349
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	28,752	(4,064)	24,688	1,706
LVIP SSGA International Index Fund - Service Class	6,753,055	(4,660,926)	2,092,129	7,598,264
LVIP SSGA International Index Fund - Standard Class	59,082	(9,162)	49,920	41,593
LVIP SSGA International Managed Volatility Fund - Service Class	7,125,683	(5,967,303)	1,158,380	4,605,631
LVIP SSGA International Managed Volatility Fund - Standard Class	3,290	(2,236)	1,054	2,393
LVIP SSGA Large Cap 100 Fund - Service Class	8,745,709	(5,508,962)	3,236,747	10,993,360
LVIP SSGA Large Cap 100 Fund - Standard Class	80,421	(26,556)	53,865	15,508
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,265,214	(5,143,070)	122,144	3,612,039
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	628	(318)	310	279
LVIP SSGA Mid-Cap Index Fund - Service Class	322,428	(254,424)	68,004	73,424
LVIP SSGA Mid-Cap Index Fund - Standard Class	15,296	(4,580)	10,716	5,297
LVIP SSGA Moderate Index Allocation Fund - Service Class	4,250,492	(3,523,596)	726,896	3,989,700
LVIP SSGA Moderate Index Allocation Fund - Standard Class	604	(26)	578	352
LVIP SSGA Moderate Structured Allocation Fund - Service Class	28,656,131	(12,790,926)	15,865,205	10,509,485
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	7,076	(789)	6,287	3,449
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	3,431,951	(2,862,406)	569,545	3,414,357
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	5,672	(241)	5,431	280
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	17,055,219	(7,216,173)	9,839,046	6,449,509
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	92,377	(5,865)	86,512	1,070
LVIP SSGA S&P 500 Index Fund - Service Class	16,976,599	(16,412,510)	564,089	48,008,369
LVIP SSGA S&P 500 Index Fund - Standard Class	819,239	(532,921)	286,318	1,711,556
LVIP SSGA Small-Cap Index Fund - Service Class	2,232,281	(4,654,256)	(2,421,975)	12,714,504
LVIP SSGA Small-Cap Index Fund - Standard Class	61,551	(33,650)	27,901	53,214
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	3,153,030	(2,223,110)	929,920	2,770,349
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	82,814	(24,271)	58,543	(150)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,901,723	(5,377,358)	(1,475,635)	3,090,111
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,220	(770)	450	3,036
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(4,297,469)	(4,297,469)	17,443,588
LVIP T. Rowe Price Growth Stock Fund - Standard Class	3,101	(4,152)	(1,051)	26,369
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(2,211,156)	(2,211,156)	4,062,129
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	7,430	(54,881)	(47,451)	166,887
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	12,234,449	(10,793,832)	1,440,617	5,188,621
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	559	(229)	330	314
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,320,888	(2,445,278)	(124,390)	6,082,745
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP MFS International Equity Managed Volatility Fund - Service Class	$—	$1,824,715	$53,464,182	$54,223,393
LVIP MFS International Growth Fund - Service Class	—	6,790,429	38,473,279	44,534,929
LVIP MFS International Growth Fund - Standard Class	—	7,895	668	8,539
LVIP MFS Value Fund - Service Class	16,527,061	55,353,186	78,314,054	136,572,331
LVIP MFS Value Fund - Standard Class	5,399	7,695	64,830	93,655
LVIP Mondrian International Value Fund - Service Class	474,490	1,978,619	43,341,379	49,859,862
LVIP Mondrian International Value Fund - Standard Class	20,128	108,936	1,795,641	2,090,444
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	227,078	596,241	5,075,013	5,630,656
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	1,172	1,371	32,866	35,874
LVIP PIMCO Low Duration Bond Fund - Service Class	—	546,128	(1,211,811)	(901,747)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	873	(27,048)	49,721
LVIP Select Core Equity Managed Volatility Fund - Service Class	2,742,924	9,359,101	54,145,743	65,562,136
LVIP Select Core Equity Managed Volatility Fund - Standard Class	832	9,221	12,791	24,124
LVIP SSGA Bond Index Fund - Service Class	—	1,796,241	4,911,810	11,840,550
LVIP SSGA Bond Index Fund - Standard Class	—	(864)	(14,737)	34,376
LVIP SSGA Conservative Index Allocation Fund - Service Class	199,264	1,124,114	4,412,807	5,777,453
LVIP SSGA Conservative Structured Allocation Fund - Service Class	2,056,108	3,997,030	7,012,487	13,860,337
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	7,819	9,262	30,716	59,499
LVIP SSGA Developed International 150 Fund - Service Class	—	3,224,402	21,891,294	28,872,502
LVIP SSGA Developed International 150 Fund - Standard Class	—	(2,739)	81,152	97,851
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	181,232	33,035,560	34,629,219
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	22,104	127,454	180,362
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	5,753,349	78,041,881	101,356,905
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	—	1,706	53,964	80,358
LVIP SSGA International Index Fund - Service Class	—	7,598,264	46,931,670	56,622,063
LVIP SSGA International Index Fund - Standard Class	—	41,593	192,708	284,221
LVIP SSGA International Managed Volatility Fund - Service Class	—	4,605,631	65,253,170	71,017,181
LVIP SSGA International Managed Volatility Fund - Standard Class	—	2,393	27,384	30,831
LVIP SSGA Large Cap 100 Fund - Service Class	43,771,342	54,764,702	(7,458,706)	50,542,743
LVIP SSGA Large Cap 100 Fund - Standard Class	366,932	382,440	3,522	439,827
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	—	3,612,039	50,415,399	54,149,582
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	279	5,877	6,466
LVIP SSGA Mid-Cap Index Fund - Service Class	150,798	224,222	2,043,352	2,335,578
LVIP SSGA Mid-Cap Index Fund - Standard Class	6,407	11,704	90,451	112,871
LVIP SSGA Moderate Index Allocation Fund - Service Class	837,253	4,826,953	19,534,901	25,088,750
LVIP SSGA Moderate Index Allocation Fund - Standard Class	23	375	(593)	360
LVIP SSGA Moderate Structured Allocation Fund - Service Class	12,628,022	23,137,507	43,334,685	82,337,397
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	3,160	6,609	10,595	23,491
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	769,707	4,184,064	19,446,102	24,199,711
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	501	781	(1,128)	5,084
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	7,274,047	13,723,556	28,844,082	52,406,684
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	14,977	16,047	47,522	150,081
LVIP SSGA S&P 500 Index Fund - Service Class	11,041,209	59,049,578	117,769,002	177,382,669
LVIP SSGA S&P 500 Index Fund - Standard Class	455,929	2,167,485	5,159,371	7,613,174
LVIP SSGA Small-Cap Index Fund - Service Class	7,118,876	19,833,380	16,100,671	33,512,076
LVIP SSGA Small-Cap Index Fund - Standard Class	133,718	186,932	437,166	651,999
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,367,701	14,138,050	(9,114,682)	5,953,288
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	270,243	270,093	(156,353)	172,283
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	3,090,111	36,101,927	37,716,403
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	3,036	8,459	11,945
LVIP T. Rowe Price Growth Stock Fund - Service Class	4,988,213	22,431,801	53,245,569	71,379,901
LVIP T. Rowe Price Growth Stock Fund - Standard Class	23,396	49,765	227,850	276,564
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	4,651,151	8,713,280	21,257,903	27,760,027
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	102,845	269,732	458,563	680,844
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	9,464,828	14,653,449	76,539,509	92,633,575
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	372	686	3,735	4,751
LVIP Vanguard Domestic Equity ETF Fund - Service Class	262,296	6,345,041	20,642,347	26,862,998

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	$19,085	$(8,280)	$10,805	$16,630
LVIP Vanguard International Equity ETF Fund - Service Class	2,201,669	(1,550,907)	650,762	1,665,183
LVIP Vanguard International Equity ETF Fund - Standard Class	28,944	(8,055)	20,889	22,884
LVIP Wellington Capital Growth Fund - Service Class	—	(3,441,702)	(3,441,702)	19,961,992
LVIP Wellington Capital Growth Fund - Standard Class	—	(96)	(96)	3,299
LVIP Wellington Mid-Cap Value Fund - Service Class	151,258	(1,432,785)	(1,281,527)	4,017,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	1,319	(1,159)	160	2,107
LVIP Western Asset Core Bond Fund - Service Class	456,352	(156,688)	299,664	8,694
LVIP Western Asset Core Bond Fund - Standard Class	9,870	(1,055)	8,815	(5)
MFS® VIT Growth Series - Initial Class	3,709	(48,299)	(44,590)	1,295,960
MFS® VIT Growth Series - Service Class	—	(1,291,157)	(1,291,157)	3,120,147
MFS® VIT Total Return Series - Initial Class	160,067	(102,691)	57,376	390,055
MFS® VIT Total Return Series - Service Class	1,285,451	(860,819)	424,632	287,409
MFS® VIT Utilities Series - Initial Class	311,476	(102,469)	209,007	1,397,162
MFS® VIT Utilities Series - Service Class	8,031,682	(3,136,319)	4,895,363	1,565,434
MFS® VIT II Core Equity Portfolio - Service Class	16,382	(38,563)	(22,181)	(759)
MFS® VIT II International Value Portfolio - Initial Class	7,991	(2,477)	5,514	6,985
MFS® VIT II International Value Portfolio - Service Class	330,959	(283,017)	47,942	392,336
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,922	(495)	2,427	(3,815)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	127,199	(76,086)	51,113	(1,635)
Morgan Stanley VIF Growth Portfolio - Class II	—	(20,888)	(20,888)	114,302
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	225,801	(469,759)	(243,958)	1,305,591
Oppenheimer Global Fund/VA Service Shares	62,758	(83,189)	(20,431)	423,238
Oppenheimer International Growth Fund/VA Non-Service Shares	8,404	(3,445)	4,959	302
Oppenheimer International Growth Fund/VA Service Shares	131,573	(129,604)	1,969	59,876
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	4,623	(2,191)	2,432	3,328
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	57,025	(113,029)	(56,004)	101,525
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	127,639	(29,314)	98,325	6,255
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	5,725	(483)	5,242	29
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,418,389	(190,553)	1,227,836	(1,206,126)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	3,466	(123)	3,343	(9)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	164,053	(39,104)	124,949	16,512
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,858	(141)	1,717	693
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	62,893	(49,241)	13,652	15,502
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	725	(155)	570	1
Putnam VT Absolute Return 500 Fund - Class IA	—	(2)	(2)	—
Putnam VT Absolute Return 500 Fund - Class IB	—	(30,166)	(30,166)	4,428
Putnam VT Equity Income Fund - Class IB	—	(12,342)	(12,342)	6,384
Putnam VT George Putnam Balanced Fund - Class IA	—	(219)	(219)	15
Putnam VT George Putnam Balanced Fund - Class IB	50,133	(120,020)	(69,887)	50,361
Putnam VT Global Health Care Fund - Class IA	166	(310)	(144)	(426)
Putnam VT Global Health Care Fund - Class IB	62,481	(162,938)	(100,457)	(157,508)
Putnam VT Growth & Income Fund - Class IB	25,869	(7,467)	18,402	155,507
Putnam VT Income Fund - Class IB	180,808	(61,766)	119,042	(9,635)
QS Variable Conservative Growth - Class II	19,876	(2,893)	16,983	1,052
Rational Dividend Capture VA Fund	43,889	(17,256)	26,633	10,867
SEI VP Market Growth Strategy Fund - Class III	36,654	(30,945)	5,709	11,284
SEI VP Market Plus Strategy Fund - Class III	26,867	(22,279)	4,588	(3,116)
Templeton Foreign VIP Fund - Class 1	767	(102)	665	(57)
Templeton Foreign VIP Fund - Class 4	49,320	(34,977)	14,343	58,717
Templeton Global Bond VIP Fund - Class 1	—	(8,268)	(8,268)	9,390
Templeton Global Bond VIP Fund - Class 2	—	(5,523,496)	(5,523,496)	(1,965,593)
Templeton Global Bond VIP Fund - Class 4	—	(267,239)	(267,239)	25,371
Templeton Growth VIP Fund - Class 2	492,370	(512,835)	(20,465)	1,268,184
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(36,167)	(36,167)	(7,835)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(1,120)	(1,120)	(10,794)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	555,197	(156,519)	398,678	21,158

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	$1,795	$18,425	$134,253	$163,483
LVIP Vanguard International Equity ETF Fund - Service Class	—	1,665,183	20,011,789	22,327,734
LVIP Vanguard International Equity ETF Fund - Standard Class	—	22,884	189,764	233,537
LVIP Wellington Capital Growth Fund - Service Class	21,183,315	41,145,307	56,418,149	94,121,754
LVIP Wellington Capital Growth Fund - Standard Class	1,478	4,777	1,918	6,599
LVIP Wellington Mid-Cap Value Fund - Service Class	1,955,500	5,972,853	5,314,980	10,006,306
LVIP Wellington Mid-Cap Value Fund - Standard Class	6,160	8,267	28,361	36,788
LVIP Western Asset Core Bond Fund - Service Class	—	8,694	(206,373)	101,985
LVIP Western Asset Core Bond Fund - Standard Class	—	(5)	(3,945)	4,865
MFS® VIT Growth Series - Initial Class	140,347	1,436,307	(483,131)	908,586
MFS® VIT Growth Series - Service Class	3,833,402	6,953,549	17,785,283	23,447,675
MFS® VIT Total Return Series - Initial Class	186,258	576,313	96,046	729,735
MFS® VIT Total Return Series - Service Class	1,650,088	1,937,497	2,815,013	5,177,142
MFS® VIT Utilities Series - Initial Class	—	1,397,162	(693,296)	912,873
MFS® VIT Utilities Series - Service Class	—	1,565,434	17,358,723	23,819,520
MFS® VIT II Core Equity Portfolio - Service Class	136,622	135,863	354,765	468,447
MFS® VIT II International Value Portfolio - Initial Class	507	7,492	118,738	131,744
MFS® VIT II International Value Portfolio - Service Class	24,130	416,466	4,713,601	5,178,009
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	5,869	2,054	5,992	10,473
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	276,761	275,126	344,492	670,731
Morgan Stanley VIF Growth Portfolio - Class II	179,451	293,753	417,618	690,483
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	—	1,305,591	2,800,430	3,862,063
Oppenheimer Global Fund/VA Service Shares	—	423,238	2,148,652	2,551,459
Oppenheimer International Growth Fund/VA Non-Service Shares	—	302	158,933	164,194
Oppenheimer International Growth Fund/VA Service Shares	—	59,876	2,267,002	2,328,847
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	28,380	31,708	36,710	70,850
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	475,571	577,096	569,833	1,090,925
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	6,255	88,650	193,230
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	—	29	5,473	10,744
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(1,206,126)	(19,334)	2,376
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	—	(9)	(2,624)	710
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	16,512	111,365	252,826
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	—	693	564	2,974
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	—	15,502	106,162	135,316
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	—	1	1,187	1,758
Putnam VT Absolute Return 500 Fund - Class IA	—	—	42	40
Putnam VT Absolute Return 500 Fund - Class IB	—	4,428	160,802	135,064
Putnam VT Equity Income Fund - Class IB	—	6,384	138,948	132,990
Putnam VT George Putnam Balanced Fund - Class IA	—	15	5,101	4,897
Putnam VT George Putnam Balanced Fund - Class IB	—	50,361	842,310	822,784
Putnam VT Global Health Care Fund - Class IA	1,779	1,353	4,866	6,075
Putnam VT Global Health Care Fund - Class IB	1,012,883	855,375	548,386	1,303,304
Putnam VT Growth & Income Fund - Class IB	140,951	296,458	(259,762)	55,098
Putnam VT Income Fund - Class IB	—	(9,635)	81,926	191,333
QS Variable Conservative Growth - Class II	101,194	102,246	(95,633)	23,596
Rational Dividend Capture VA Fund	—	10,867	(73,494)	(35,994)
SEI VP Market Growth Strategy Fund - Class III	—	11,284	235,836	252,829
SEI VP Market Plus Strategy Fund - Class III	—	(3,116)	293,953	295,425
Templeton Foreign VIP Fund - Class 1	—	(57)	3,118	3,726
Templeton Foreign VIP Fund - Class 4	—	58,717	326,927	399,987
Templeton Global Bond VIP Fund - Class 1	6,781	16,171	4,765	12,668
Templeton Global Bond VIP Fund - Class 2	1,117,553	(848,040)	7,917,616	1,546,080
Templeton Global Bond VIP Fund - Class 4	65,927	91,298	133,891	(42,050)
Templeton Growth VIP Fund - Class 2	—	1,268,184	3,348,344	4,596,063
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(7,835)	(36,112)	(80,114)
VanEck VIP Global Hard Assets Fund - Initial Class Shares	—	(10,794)	13,803	1,889
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	21,158	190,293	610,129

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	$50,941	$(3,080)	$47,861	$2,336
Virtus Rampart Equity Trend Series - Class A Shares	—	(16,438)	(16,438)	(4,896)
Virtus Rampart Equity Trend Series - Class I Shares	—	—	—	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	$—	$2,336	$(10,335)	$39,862
Virtus Rampart Equity Trend Series - Class A Shares	34,514	29,618	212,164	225,344
Virtus Rampart Equity Trend Series - Class I Shares	1	1	6	7

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2016 and 2017

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Growth and Income Portfolio - Class B Subaccount	AB VPS International Value Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2016	$29,135,815	$—	$5,045	$10,319,207	$77,770	$167,462,421	$181,504
Changes From Operations:
• Net investment income (loss)	(435,126)	—	(36)	(155,836)	906	(2,158,495)	4,242
• Net realized gain (loss) on investments	726,942	—	(94)	1,668,403	17,341	9,740,754	(5,839)
• Net change in unrealized appreciation or depreciation on investments	(987,705)	—	76	(1,468,362)	42,896	28,671,115	74,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(695,889)	—	(54)	44,205	61,143	36,253,374	72,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	630,355	—	172	40,632	226,053	6,446,385	3,236
• Contract withdrawals and transfers to annuity reserves	(2,136,282)	—	(2,709)	(1,056,499)	(3,458)	(16,763,122)	(21,130)
• Contract transfers	(2,367,735)	—	—	78,487	20,497	(1,666,426)	4,612
	(3,873,662)	—	(2,537)	(937,380)	243,092	(11,983,163)	(13,282)
Annuity Reserves:
• Annuity Payments	(3,375)	—	—	—	—	(7,433)	—
• Receipt (reimbursement) of mortality guarantee adjustments	87	—	—	—	—	(5)	—
	(3,288)	—	—	—	—	(7,438)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,876,950)	—	(2,537)	(937,380)	243,092	(11,990,601)	(13,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,572,839)	—	(2,591)	(893,175)	304,235	24,262,773	59,525
NET ASSETS AT DECEMBER 31, 2016	24,562,976	—	2,454	9,426,032	382,005	191,725,194	241,029
Changes From Operations:
• Net investment income (loss)	(389,303)	(2)	(5)	(166,871)	141	(2,749,812)	10,979
• Net realized gain (loss) on investments	2,270,665	(34)	439	2,620,876	24,679	13,574,782	(5,202)
• Net change in unrealized appreciation or depreciation on investments	6,286,429	—	79	184,619	26,678	10,802,593	(4,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,167,791	(36)	513	2,638,624	51,498	21,627,563	1,027
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	746,790	88	21	106,650	33,931	14,668,033	140,679
• Contract withdrawals and transfers to annuity reserves	(2,643,327)	(57)	(190)	(2,149,456)	(12,972)	(19,193,655)	(32,952)
• Contract transfers	945,086	5	(1,566)	203,650	4,305	3,570,361	196,386
	(951,451)	36	(1,735)	(1,839,156)	25,264	(955,261)	304,113
Annuity Reserves:
• Annuity Payments	(3,929)	—	—	—	—	(8,375)	—
• Receipt (reimbursement) of mortality guarantee adjustments	122	—	—	—	—	8	—
	(3,807)	—	—	—	—	(8,367)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(955,258)	36	(1,735)	(1,839,156)	25,264	(963,628)	304,113
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,212,533	—	(1,222)	799,468	76,762	20,663,935	305,140
NET ASSETS AT DECEMBER 31, 2017	$31,775,509	$—	$1,232	$10,225,500	$458,767	$212,389,129	$546,169

See accompanying notes.

	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class I Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class I Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,388,413	$—	$3,424,521	$8,312	$5,324,167	$1,373,696
Changes From Operations:
• Net investment income (loss)	57,497	1,291	(18,472)	(69)	(60,448)	(22,500)
• Net realized gain (loss) on investments	(111,399)	4,623	(7,205)	(1)	(67,388)	16,567
• Net change in unrealized appreciation or depreciation on investments	1,352,299	635	342,341	2,147	530,717	277,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,298,397	6,549	316,664	2,077	402,881	271,508
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	771,189	—	1,876,248	—	467,944	1,188,117
• Contract withdrawals and transfers to annuity reserves	(276,370)	(4,954)	(248,986)	—	(2,067,833)	(306,079)
• Contract transfers	1,286,873	25,281	66,553	45,056	382,830	1,445,059
	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,080,089	26,876	2,010,479	47,133	(814,178)	2,598,605
NET ASSETS AT DECEMBER 31, 2016	5,468,502	26,876	5,435,000	55,445	4,509,989	3,972,301
Changes From Operations:
• Net investment income (loss)	42,748	1,269	111,242	(259)	(77,899)	(42,954)
• Net realized gain (loss) on investments	91,369	4,340	207,041	404	77,695	104,529
• Net change in unrealized appreciation or depreciation on investments	(223,707)	3,928	1,142,348	7,053	716,112	421,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(89,590)	9,537	1,460,631	7,198	715,908	483,369
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	956,121	3,012	1,000,348	—	2,850,006	369,939
• Contract withdrawals and transfers to annuity reserves	(364,090)	(1,032)	(629,309)	(2,738)	(528,510)	(764,685)
• Contract transfers	(307,650)	16,091	1,990,823	—	2,595,734	901,450
	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	284,381	18,071	2,361,862	(2,738)	4,917,230	506,704
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,791	27,608	3,822,493	4,460	5,633,138	990,073
NET ASSETS AT DECEMBER 31, 2017	$5,663,293	$54,484	$9,257,493	$59,905	$10,143,127	$4,962,374

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Century VP Balanced Fund - Class I Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Inflation Protection Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$—	$—	$3,379,682	$—
Changes From Operations:
• Net investment income (loss)	—	(7,295)	119	—	—	172,714	—
• Net realized gain (loss) on investments	—	14,225	1,675	—	—	114,496	—
• Net change in unrealized appreciation or depreciation on investments	—	127,163	(822)	—	—	272,027	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	134,093	972	—	—	559,237	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	6,115,031	17,639	—	—	2,198,849	—
• Contract withdrawals and transfers to annuity reserves	—	(545,898)	(3,131)	—	—	(128,142)	—
• Contract transfers	—	12,588,366	11,745	—	—	7,803,485	—
	—	18,157,499	26,253	—	—	9,874,192	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	18,157,499	26,253	—	—	9,874,192	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	18,291,592	27,225	—	—	10,433,429	—
NET ASSETS AT DECEMBER 31, 2016	—	18,291,592	27,225	—	—	13,813,111	—
Changes From Operations:
• Net investment income (loss)	525	(70,865)	100	405	476	215,583	39,839
• Net realized gain (loss) on investments	1,942	1,987,102	(105)	413	8,787	931,624	75,136
• Net change in unrealized appreciation or depreciation on investments	2,509	2,006,722	321	6,394	128,091	1,457,181	87,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,976	3,922,959	316	7,212	137,354	2,604,388	202,591
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,932	16,758,561	120	154,163	2,504,403	3,923,755	3,903,401
• Contract withdrawals and transfers to annuity reserves	(2,221)	(3,482,071)	(1,864)	(812)	(120,202)	(499,536)	(157,742)
• Contract transfers	55,000	14,818,780	6	191,946	1,262,807	(991,792)	145,115
	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,711	28,095,270	(1,738)	345,297	3,647,008	2,432,427	3,890,774
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,687	32,018,229	(1,422)	352,509	3,784,362	5,036,815	4,093,365
NET ASSETS AT DECEMBER 31, 2017	$71,687	$50,309,821	$25,803	$352,509	$3,784,362	$18,849,926	$4,093,365

See accompanying notes.

	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1A Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$46,560,007	$2,465,234	$—	$9,935,928	$2,408,720	$—
Changes From Operations:
• Net investment income (loss)	324,416	46,414	—	169,158	46,290	—
• Net realized gain (loss) on investments	1,459,436	227,964	—	1,002,189	19,132	—
• Net change in unrealized appreciation or depreciation on investments	3,393,432	189,451	—	1,131,917	(19,263)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,284	463,829	—	2,303,264	46,159	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,418,990	327,505	—	5,383,433	1,999,985	—
• Contract withdrawals and transfers to annuity reserves	(3,078,980)	(218,025)	—	(642,870)	(83,437)	—
• Contract transfers	10,594,908	306,475	—	2,637,801	(716,734)	—
	35,934,918	415,955	—	7,378,364	1,199,814	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,934,918	415,955	—	7,378,364	1,199,814	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,112,202	879,784	—	9,681,628	1,245,973	—
NET ASSETS AT DECEMBER 31, 2016	87,672,209	3,345,018	—	19,617,556	3,654,693	—
Changes From Operations:
• Net investment income (loss)	214,204	60,331	9,450	218,570	88,363	13,913
• Net realized gain (loss) on investments	5,587,092	190,384	5,618	1,127,565	84,301	2,764
• Net change in unrealized appreciation or depreciation on investments	8,362,048	374,121	34,242	2,335,588	2,575	(12,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,163,344	624,836	49,310	3,681,723	175,239	4,639
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23,186,110	353,309	463,510	6,041,416	978,940	1,243,382
• Contract withdrawals and transfers to annuity reserves	(6,395,164)	(213,506)	(3,568)	(1,286,290)	(121,567)	(2,036)
• Contract transfers	6,473,250	380,216	109,475	1,821,122	1,674,382	(184,427)
	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	23,264,196	520,019	569,417	6,576,248	2,531,755	1,056,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,427,540	1,144,855	618,727	10,257,971	2,706,994	1,061,558
NET ASSETS AT DECEMBER 31, 2017	$125,099,749	$4,489,873	$618,727	$29,875,527	$6,361,687	$1,061,558

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1A Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Balanced Fund - Class 1 Subaccount	American Funds Global Balanced Fund - Class 1A Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Bond Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$352,892	$—	$12,866,136	$314,361	$—	$1,783,495	$—
Changes From Operations:
• Net investment income (loss)	19,115	—	388,348	6,016	—	129	—
• Net realized gain (loss) on investments	(404)	—	(59,532)	(442)	—	(2,058)	—
• Net change in unrealized appreciation or depreciation on investments	388	—	(45,315)	5,547	—	16,695	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,099	—	283,501	11,121	—	14,766	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	247,130	—	9,885,629	389,621	—	536,457	—
• Contract withdrawals and transfers to annuity reserves	(26,712)	—	(1,608,899)	(111,361)	—	(141,833)	—
• Contract transfers	324,096	—	5,166,905	(47,882)	—	29,700	—
	544,514	—	13,443,635	230,378	—	424,324	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,514	—	13,443,635	230,378	—	424,324	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,613	—	13,727,136	241,499	—	439,090	—
NET ASSETS AT DECEMBER 31, 2016	916,505	—	26,593,272	555,860	—	2,222,585	—
Changes From Operations:
• Net investment income (loss)	24,575	3,942	400,773	2,562	2,151	(6,908)	251
• Net realized gain (loss) on investments	3,223	373	155,431	24,051	5,752	13,876	2
• Net change in unrealized appreciation or depreciation on investments	87,902	8,219	2,565,470	71,308	(3,084)	151,748	287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,700	12,534	3,121,674	97,921	4,819	158,716	540
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,001	786,383	6,701,689	1	209,143	305,182	63,532
• Contract withdrawals and transfers to annuity reserves	(68,567)	(855)	(3,107,004)	(38,672)	(84)	(109,702)	(109)
• Contract transfers	(4,568)	(343,682)	1,572,491	(58,935)	25,000	253,000	—
	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,134)	441,846	5,167,176	(97,606)	234,059	448,480	63,423
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,566	454,380	8,288,850	315	238,878	607,196	63,963
NET ASSETS AT DECEMBER 31, 2017	$1,004,071	$454,380	$34,882,122	$556,175	$238,878	$2,829,781	$63,963
See accompanying notes.

	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 1A Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$828,333	$—	$1,966,526	$—	$299,327,181	$12,998,542
Changes From Operations:
• Net investment income (loss)	19,105	—	10,507	—	(1,795,271)	(68,800)
• Net realized gain (loss) on investments	198	—	147,806	—	26,867,926	743,097
• Net change in unrealized appreciation or depreciation on investments	40,014	—	(156,035)	—	(27,554,781)	(637,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,317	—	2,278	—	(2,482,126)	36,704
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	570,403	—	27,478	—	4,333,713	5,862,059
• Contract withdrawals and transfers to annuity reserves	(22,913)	—	(58,329)	—	(26,501,592)	(1,286,339)
• Contract transfers	36,319	—	230,710	—	(1,595,148)	(784,391)
	583,809	—	199,859	—	(23,763,027)	3,791,329
Annuity Reserves:
• Annuity Payments	—	—	—	—	(18,685)	(1,975)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	258	84
	—	—	—	—	(18,427)	(1,891)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	583,809	—	199,859	—	(23,781,454)	3,789,438
TOTAL INCREASE (DECREASE) IN NET ASSETS	643,126	—	202,137	—	(26,263,580)	3,826,142
NET ASSETS AT DECEMBER 31, 2016	1,471,459	—	2,168,663	—	273,063,601	16,824,684
Changes From Operations:
• Net investment income (loss)	19,067	2,041	3,874	8,520	(2,672,602)	(109,681)
• Net realized gain (loss) on investments	97,055	166	120,128	18,352	19,557,921	919,394
• Net change in unrealized appreciation or depreciation on investments	226,006	4,875	516,472	75,287	59,570,380	5,392,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	342,128	7,082	640,474	102,159	76,455,699	6,201,883
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,126	75,401	46,745	1,606,832	2,486,329	9,637,615
• Contract withdrawals and transfers to annuity reserves	(72,797)	(2,813)	(246,191)	(2,229)	(34,497,262)	(873,028)
• Contract transfers	(343,564)	39,698	(378,986)	22,519	(8,987,198)	5,887,261
	(398,235)	112,286	(578,432)	1,627,122	(40,998,131)	14,651,848
Annuity Reserves:
• Annuity Payments	—	—	—	—	(21,474)	(2,258)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,133	113
	—	—	—	—	(20,341)	(2,145)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,235)	112,286	(578,432)	1,627,122	(41,018,472)	14,649,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,107)	119,368	62,042	1,729,281	35,437,227	20,851,586
NET ASSETS AT DECEMBER 31, 2017	$1,415,352	$119,368	$2,230,705	$1,729,281	$308,500,828	$37,676,270

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 1A Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 1A Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$713,056	$—	$407,238,808	$4,478,298	$5,907,860	$—	$1,430,702,928
Changes From Operations:
• Net investment income (loss)	(951)	—	(3,956,929)	(50,669)	25,673	—	(11,886,719)
• Net realized gain (loss) on investments	96,512	—	74,009,787	431,917	549,788	—	150,044,917
• Net change in unrealized appreciation or depreciation on investments	(91,148)	—	(66,130,924)	(330,643)	106,879	—	(36,919,070)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,413	—	3,921,934	50,605	682,340	—	101,239,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	313,539	—	3,203,359	1,103,320	1,184,063	—	12,857,037
• Contract withdrawals and transfers to annuity reserves	(35,248)	—	(32,922,920)	(337,599)	(261,044)	—	(141,668,455)
• Contract transfers	149,958	—	(2,607,581)	(224,298)	585,174	—	(30,272,710)
	428,249	—	(32,327,142)	541,423	1,508,193	—	(159,084,128)
Annuity Reserves:
• Annuity Payments	—	—	(15,796)	—	—	—	(117,414)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	4,237	—	—	—	4,044
	—	—	(11,559)	—	—	—	(113,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	428,249	—	(32,338,701)	541,423	1,508,193	—	(159,197,498)
TOTAL INCREASE (DECREASE) IN NET ASSETS	432,662	—	(28,416,767)	592,028	2,190,533	—	(57,958,370)
NET ASSETS AT DECEMBER 31, 2016	1,145,718	—	378,822,041	5,070,326	8,098,393	—	1,372,744,558
Changes From Operations:
• Net investment income (loss)	(1,359)	366	(3,297,018)	(56,986)	910	7,892	(16,826,500)
• Net realized gain (loss) on investments	(1,054)	36	7,584,848	(30,920)	967,366	64,700	208,002,657
• Net change in unrealized appreciation or depreciation on investments	298,153	22,388	82,252,839	1,613,350	1,339,803	121,115	147,458,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,740	22,790	86,540,669	1,525,444	2,308,079	193,707	338,634,714
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,607	135,084	2,277,905	2,052,504	711,873	2,509,148	10,912,789
• Contract withdrawals and transfers to annuity reserves	(40,898)	(190)	(39,115,117)	(163,708)	(416,707)	(9,142)	(171,577,315)
• Contract transfers	41,259	23,962	(21,054,436)	1,629,449	(99,475)	109,242	(56,625,002)
	5,968	158,856	(57,891,648)	3,518,245	195,691	2,609,248	(217,289,528)
Annuity Reserves:
• Annuity Payments	—	—	(22,999)	—	—	—	(129,882)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	5,151	—	—	—	298
	—	—	(17,848)	—	—	—	(129,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,968	158,856	(57,909,496)	3,518,245	195,691	2,609,248	(217,419,112)
TOTAL INCREASE (DECREASE) IN NET ASSETS	301,708	181,646	28,631,173	5,043,689	2,503,770	2,802,955	121,215,602
NET ASSETS AT DECEMBER 31, 2017	$1,447,426	$181,646	$407,453,214	$10,114,015	$10,602,163	$2,802,955	$1,493,960,160

See accompanying notes.

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth-Income Fund - Class 1 Subaccount	American Funds Growth-Income Fund - Class 1A Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$29,556,538	$2,966,116	$—	$1,864,034,886	$20,582,982	$894,088
Changes From Operations:
• Net investment income (loss)	(205,785)	42,262	—	71,156	71,152	66,382
• Net realized gain (loss) on investments	2,688,470	352,010	—	237,706,854	2,521,769	(6,787)
• Net change in unrealized appreciation or depreciation on investments	1,194,351	(9,690)	—	(63,111,936)	283,030	105,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,677,036	384,582	—	174,666,074	2,875,951	165,517
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	16,355,739	851,696	—	20,995,179	11,309,310	324,828
• Contract withdrawals and transfers to annuity reserves	(1,949,086)	(68,935)	—	(182,131,592)	(1,954,243)	(26,726)
• Contract transfers	4,447,417	222,368	—	(20,580,576)	1,928,603	(50,786)
	18,854,070	1,005,129	—	(181,716,989)	11,283,670	247,316
Annuity Reserves:
• Annuity Payments	(1,743)	—	—	(248,051)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	75	—	—	(15,052)	—	—
	(1,668)	—	—	(263,103)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,852,402	1,005,129	—	(181,980,092)	11,283,670	247,316
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,529,438	1,389,711	—	(7,314,018)	14,159,621	412,833
NET ASSETS AT DECEMBER 31, 2016	52,085,976	4,355,827	—	1,856,720,868	34,742,603	1,306,921
Changes From Operations:
• Net investment income (loss)	(545,492)	56,839	21,071	(1,723,925)	167,922	102,877
• Net realized gain (loss) on investments	7,526,460	395,824	16,666	192,416,448	3,243,577	(1,112)
• Net change in unrealized appreciation or depreciation on investments	10,507,894	710,452	80,393	168,212,172	5,954,830	(1,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,488,862	1,163,115	118,130	358,904,695	9,366,329	100,650
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,126,504	748,752	2,119,775	13,697,535	18,670,047	204,365
• Contract withdrawals and transfers to annuity reserves	(3,112,028)	(136,122)	(8,287)	(210,776,908)	(2,931,406)	(42,514)
• Contract transfers	13,737,450	514,742	(72,203)	(65,894,823)	9,313,031	162,638
	35,751,926	1,127,372	2,039,285	(262,974,196)	25,051,672	324,489
Annuity Reserves:
• Annuity Payments	(2,049)	—	—	(311,336)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	102	—	—	5,213	—	—
	(1,947)	—	—	(306,123)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,749,979	1,127,372	2,039,285	(263,280,319)	25,051,672	324,489
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,238,841	2,290,487	2,157,415	95,624,376	34,418,001	425,139
NET ASSETS AT DECEMBER 31, 2017	$105,324,817	$6,646,314	$2,157,415	$1,952,345,244	$69,160,604	$1,732,060

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds High-Income Bond Fund - Class 1A Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 1A Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds International Growth and Income Fund - Class 1A Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$3,084,558	$—	$664,730,962	$10,804,545	$1,501,645	$—
Changes From Operations:
Net investment income (loss)	—	36,020	—	(440,539)	29,186	28,108	—
Net realized gain (loss) on investments	—	164,158	—	52,029,362	612,487	(25,628)	—
Net change in unrealized appreciation or depreciation on investments	—	(101,046)	—	(36,975,243)	(329,687)	12,147	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	99,132	—	14,613,580	311,986	14,627	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	949,076	—	5,517,153	4,291,761	66,247	—
• Contract withdrawals and transfers to annuity reserves	—	(62,409)	—	(54,810,894)	(643,165)	(119,229)	—
• Contract transfers	—	(570,166)	—	(997,259)	682,056	(44,540)	—
	—	316,501	—	(50,291,000)	4,330,652	(97,522)	—
Annuity Reserves:
• Annuity Payments	—	—	—	(25,698)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	2,614	—	—	—
	—	—	—	(23,084)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	316,501	—	(50,314,084)	4,330,652	(97,522)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	415,633	—	(35,700,504)	4,642,638	(82,895)	—
NET ASSETS AT DECEMBER 31, 2016	—	3,500,191	—	629,030,458	15,447,183	1,418,750	—
Changes From Operations:
• Net investment income (loss)	10,623	47,304	14,363	(1,385,986)	91,377	25,825	12,938
• Net realized gain (loss) on investments	59	100,188	8,230	23,714,378	432,858	1,296	25
• Net change in unrealized appreciation or depreciation on investments	(6,055)	1,233,062	89,544	157,187,166	5,096,957	329,101	9,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,627	1,380,554	112,137	179,515,558	5,621,192	356,222	22,273
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	353,961	680,291	1,236,518	4,953,867	7,203,131	2,568	216,560
• Contract withdrawals and transfers to annuity reserves	(6,198)	(176,398)	(6,477)	(69,492,222)	(755,115)	(87,930)	(979)
• Contract transfers	34,961	805,151	281,882	(37,799,995)	4,465,598	50,497	425,927
	382,724	1,309,044	1,511,923	(102,338,350)	10,913,614	(34,865)	641,508
Annuity Reserves:
• Annuity Payments	—	—	—	(51,551)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(8,577)	—	—	—
	—	—	—	(60,128)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	382,724	1,309,044	1,511,923	(102,398,478)	10,913,614	(34,865)	641,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	387,351	2,689,598	1,624,060	77,117,080	16,534,806	321,357	663,781
NET ASSETS AT DECEMBER 31, 2017	$387,351	$6,189,789	$1,624,060	$706,147,538	$31,981,989	$1,740,107	$663,781

See accompanying notes.

	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth Fund - Class P1 Subaccount	American Funds Managed Risk Growth-Income Fund - Class P1 Subaccount	American Funds Managed Risk International Fund - Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$889,748	$31,081,934	$73,829	$21,404	$23,786	$55,274
Changes From Operations:
Net investment income (loss)	9,492	(73,669)	1,119	(274)	10	196
Net realized gain (loss) on investments	34,808	1,414,440	4,320	10,027	1,313	(866)
Net change in unrealized appreciation or depreciation on investments	33,910	1,784,799	13,487	(1,503)	(132)	(499)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,210	3,125,570	18,926	8,250	1,191	(1,169)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	118,250	19,052,822	60,002	88,011	—	30,000
• Contract withdrawals and transfers to annuity reserves	(14,220)	(2,404,210)	(3,165)	(75)	(1,258)	(12,560)
• Contract transfers	136,337	17,937,682	(2,005)	(93)	357	(28,952)
	240,367	34,586,294	54,832	87,843	(901)	(11,512)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	240,367	34,586,294	54,832	87,843	(901)	(11,512)
TOTAL INCREASE (DECREASE) IN NET ASSETS	318,577	37,711,864	73,758	96,093	290	(12,681)
NET ASSETS AT DECEMBER 31, 2016	1,208,325	68,793,798	147,587	117,497	24,076	42,593
Changes From Operations:
• Net investment income (loss)	(2,918)	(649,360)	175	(259)	(92)	(131)
• Net realized gain (loss) on investments	59,041	1,386,267	10,986	16,157	962	5,383
• Net change in unrealized appreciation or depreciation on investments	3,801	9,775,520	1,594	19,853	3,080	3,909
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,924	10,512,427	12,755	35,751	3,950	9,161
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	645,028	19,092,936	—	—	—	—
• Contract withdrawals and transfers to annuity reserves	(7,393)	(4,051,775)	(3,238)	(652)	(1,282)	(96)
• Contract transfers	(1,022,579)	12,225,117	(72,695)	(47,291)	(605)	(35,813)
	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(384,944)	27,266,278	(75,933)	(47,943)	(1,887)	(35,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(325,020)	37,778,705	(63,178)	(12,192)	2,063	(26,748)
NET ASSETS AT DECEMBER 31, 2017	$883,305	$106,572,503	$84,409	$105,305	$26,139	$15,845

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 1A Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 1A Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2016	$250,122	$—	$4,794,465	$2,068,339	$—	$9,799,068	$127,303
Changes From Operations:
• Net investment income (loss)	3,677	—	4,248	10,267	—	(59,865)	2,149
• Net realized gain (loss) on investments	3,475	—	47,665	(25,783)	—	(157,667)	4,577
• Net change in unrealized appreciation or depreciation on investments	(4,268)	—	(10,209)	133,624	—	761,479	(6,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,884	—	41,704	118,108	—	543,947	118
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	80,302	—	777,692	712,288	—	4,139,074	52,164
• Contract withdrawals and transfers to annuity reserves	(23,705)	—	(599,299)	(103,194)	—	(1,185,927)	(22,059)
• Contract transfers	64,238	—	(393,116)	146,158	—	1,260,213	89,258
	120,835	—	(214,723)	755,252	—	4,213,360	119,363
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	120,835	—	(214,723)	755,252	—	4,213,360	119,363
TOTAL INCREASE (DECREASE) IN NET ASSETS	123,719	—	(173,019)	873,360	—	4,757,307	119,481
NET ASSETS AT DECEMBER 31, 2016	373,841	—	4,621,446	2,941,699	—	14,556,375	246,784
Changes From Operations:
• Net investment income (loss)	2,608	851	1,798	18,425	5,121	(60,618)	1,176
• Net realized gain (loss) on investments	2,547	609	14,400	42,357	469	331,994	(1,668)
• Net change in unrealized appreciation or depreciation on investments	(3,791)	(1,290)	(33,263)	896,932	36,941	4,212,925	2,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,364	170	(17,065)	957,714	42,531	4,484,301	2,394
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	69	98,752	921,265	465,859	557,536	4,364,225	—
• Contract withdrawals and transfers to annuity reserves	(12,464)	(5,199)	(716,614)	(187,175)	(780)	(750,181)	(11,605)
• Contract transfers	54,681	—	258,432	(15,774)	50,143	1,433,867	(49,240)
	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,286	93,553	463,083	262,910	606,899	5,047,911	(60,845)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,650	93,723	446,018	1,220,624	649,430	9,532,212	(58,451)
NET ASSETS AT DECEMBER 31, 2017	$417,491	$93,723	$5,067,464	$4,162,323	$649,430	$24,088,587	$188,333

See accompanying notes.

	American Funds U.S. Government/ AAA-Rated Securities Fund - Class 1A Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class I Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$2,832,358	$1,199,215,935	$—	$515,429	$188,486
Changes From Operations:
• Net investment income (loss)	—	29,672	(5,832,544)	225	63,881	513
• Net realized gain (loss) on investments	—	(27,949)	(15,456,759)	42	6,520	8,208
• Net change in unrealized appreciation or depreciation on investments	—	143,258	43,547,748	(52)	(142,572)	(6,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	144,981	22,258,445	215	(72,171)	2,217
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	432,340	36,887,249	—	2,440,428	24,561
• Contract withdrawals and transfers to annuity reserves	—	(192,090)	(99,272,594)	—	(160,183)	(5,887)
• Contract transfers	—	514,291	(40,244,636)	9,108	605,273	(11,084)
	—	754,541	(102,629,981)	9,108	2,885,518	7,590
Annuity Reserves:
• Annuity Payments	—	—	(33,941)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,228)	—	—	—
	—	—	(35,169)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	754,541	(102,665,150)	9,108	2,885,518	7,590
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	899,522	(80,406,705)	9,323	2,813,347	9,807
NET ASSETS AT DECEMBER 31, 2016	—	3,731,880	1,118,809,230	9,323	3,328,776	198,293
Changes From Operations:
• Net investment income (loss)	961	35,532	(4,878,875)	348	57,959	507
• Net realized gain (loss) on investments	199	56,170	14,905,930	10	7,425	15,866
• Net change in unrealized appreciation or depreciation on investments	(1,406)	430,758	116,290,099	946	327,006	19,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(246)	522,460	126,317,154	1,304	392,390	36,038
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	957,209	749,432	38,755,867	4,288	548,620	89,985
• Contract withdrawals and transfers to annuity reserves	(1,492)	(119,887)	(106,420,846)	(10)	(178,684)	(1,290)
• Contract transfers	(662,553)	81,836	(30,852,441)	49	354,098	(13,431)
	293,164	711,381	(98,517,420)	4,327	724,034	75,264
Annuity Reserves:
• Annuity Payments	—	—	(41,718)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(260)	—	—	—
	—	—	(41,978)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	293,164	711,381	(98,559,398)	4,327	724,034	75,264
TOTAL INCREASE (DECREASE) IN NET ASSETS	292,918	1,233,841	27,757,756	5,631	1,116,424	111,302
NET ASSETS AT DECEMBER 31, 2017	$292,918	$4,965,721	$1,146,566,986	$14,954	$4,445,200	$309,595

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class I Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 1 Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$17,765,237	$—	$—	$176,720	$17,287,110	$—	$—
Changes From Operations:
• Net investment income (loss)	(132,256)	—	—	1,035	(175,871)	—	—
• Net realized gain (loss) on investments	364,106	—	—	3,137	96,604	—	—
• Net change in unrealized appreciation or depreciation on investments	(218,229)	—	—	11,770	1,704,246	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,621	—	—	15,942	1,624,979	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,488,290	—	—	45,476	4,131,000	—	—
• Contract withdrawals and transfers to annuity reserves	(962,717)	—	—	(21,570)	(1,129,321)	—	—
• Contract transfers	(251,417)	—	—	97,053	(335,148)	—	—
	1,274,156	—	—	120,959	2,666,531	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,274,156	—	—	120,959	2,666,531	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,287,777	—	—	136,901	4,291,510	—	—
NET ASSETS AT DECEMBER 31, 2016	19,053,014	—	—	313,621	21,578,620	—	—
Changes From Operations:
• Net investment income (loss)	(192,719)	142	(42,168)	(253)	(298,385)	548	5,974
• Net realized gain (loss) on investments	1,207,903	14,247	602,620	27,508	1,919,792	(36)	4
• Net change in unrealized appreciation or depreciation on investments	1,794,484	10,454	254,057	18,975	1,134,157	3,133	14,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,809,668	24,843	814,509	46,230	2,755,564	3,645	20,388
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,787,264	190,566	6,386,856	118,010	5,002,908	11,425	152,622
• Contract withdrawals and transfers to annuity reserves	(1,177,575)	(635)	(182,482)	(14,812)	(1,216,319)	(50)	(3,735)
• Contract transfers	(216,504)	121,311	6,871,570	70,143	3,143,299	150,032	321,299
	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	393,185	311,242	13,075,944	173,341	6,929,888	161,407	470,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,202,853	336,085	13,890,453	219,571	9,685,452	165,052	490,574
NET ASSETS AT DECEMBER 31, 2017	$22,255,867	$336,085	$13,890,453	$533,192	$31,264,072	$165,052	$490,574
See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 1 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 1 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$—	$1,691,750,437	$3,257,476
Changes From Operations:
• Net investment income (loss)	—	—	—	—	25,974,775	85,451
• Net realized gain (loss) on investments	—	—	—	—	(4,380,391)	(12,534)
• Net change in unrealized appreciation or depreciation on investments	—	—	—	—	4,597,903	10,210
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	26,192,287	83,127
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	—	61,281,961	1,284,848
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	(137,084,284)	(103,879)
• Contract transfers	—	—	—	—	122,596,344	(2,164)
	—	—	—	—	46,794,021	1,178,805
Annuity Reserves:
• Annuity Payments	—	—	—	—	(55,225)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2,743	—
	—	—	—	—	(52,482)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	46,741,539	1,178,805
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	72,933,826	1,261,932
NET ASSETS AT DECEMBER 31, 2016	—	—	—	—	1,764,684,263	4,519,408
Changes From Operations:
• Net investment income (loss)	4,965	17,108	(2)	22,758	15,321,243	99,828
• Net realized gain (loss) on investments	1,340	1,117	211	574	(1,945,913)	(16,389)
• Net change in unrealized appreciation or depreciation on investments	(3,633)	8,108	—	17,588	46,289,784	151,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,672	26,333	209	40,920	59,665,114	235,209
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	245,738	794,635	—	2,177,182	92,279,011	1,262,724
• Contract withdrawals and transfers to annuity reserves	(2,849)	(11,073)	(61)	(83,843)	(166,223,824)	(365,939)
• Contract transfers	10,535	353,606	(148)	787,762	265,310,891	887,049
	253,424	1,137,168	(209)	2,881,101	191,366,078	1,783,834
Annuity Reserves:
• Annuity Payments	—	—	—	—	(57,132)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(2,467)	—
	—	—	—	—	(59,599)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	253,424	1,137,168	(209)	2,881,101	191,306,479	1,783,834
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,096	1,163,501	—	2,922,021	250,971,593	2,019,043
NET ASSETS AT DECEMBER 31, 2017	$256,096	$1,163,501	$—	$2,922,021	$2,015,655,856	$6,538,451

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® International Value Equity Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$277,740,382	$—	$141,996,806	$3,371,137	$151,785	$1,323,115,458	$1,136,777
Changes From Operations:
• Net investment income (loss)	(2,170,846)	(382)	7,468,485	315,795	574	711,649	4,681
• Net realized gain (loss) on investments	(379,247)	446	(4,983,001)	(46,020)	(6,609)	(1,519,352)	113
• Net change in unrealized appreciation or depreciation on investments	34,790,778	21,520	12,216,340	351,383	9,239	5,812,521	4,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,240,685	21,584	14,701,824	621,158	3,204	5,004,818	9,382
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,409,529	192,389	3,625,786	2,605	111	42,359,091	31,029
• Contract withdrawals and transfers to annuity reserves	(23,390,028)	(817)	(19,865,857)	(618,836)	(34,603)	(113,431,669)	(94,510)
• Contract transfers	(15,065,653)	30,151	(254,457)	1,953,533	322	17,199,396	33,105
	(34,046,152)	221,723	(16,494,528)	1,337,302	(34,170)	(53,873,182)	(30,376)
Annuity Reserves:
• Annuity Payments	(12,338)	—	(25,598)	(274)	—	(57,009)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	689	103	—	(6,402)	—
	(12,338)	—	(24,909)	(171)	—	(63,411)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,058,490)	221,723	(16,519,437)	1,337,131	(34,170)	(53,936,593)	(30,376)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,817,805)	243,307	(1,817,613)	1,958,289	(30,966)	(48,931,775)	(20,994)
NET ASSETS AT DECEMBER 31, 2016	275,922,577	243,307	140,179,193	5,329,426	120,819	1,274,183,683	1,115,783
Changes From Operations:
• Net investment income (loss)	(3,969,471)	490	5,630,714	126,798	204	5,711,577	10,950
• Net realized gain (loss) on investments	11,831,175	37,133	(1,823,315)	11,308	(743)	(1,240,125)	(97)
• Net change in unrealized appreciation or depreciation on investments	93,073,292	78,683	3,579,194	45,351	25,113	2,665,016	562
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,934,996	116,306	7,386,593	183,457	24,574	7,136,468	11,415
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,638,500	58,174	923,342	24,356	124	32,285,633	252,416
• Contract withdrawals and transfers to annuity reserves	(31,244,909)	(19,817)	(17,169,191)	(331,728)	(27,187)	(116,971,059)	(119,256)
• Contract transfers	(14,559,042)	124,730	(2,211,274)	(2,319,116)	114	65,634,562	185,708
	(36,165,451)	163,087	(18,457,123)	(2,626,488)	(26,949)	(19,050,864)	318,868
Annuity Reserves:
• Annuity Payments	(16,826)	—	(31,702)	(288)	—	(90,852)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(26)	—	2,518	123	—	18,222	—
	(16,852)	—	(29,184)	(165)	—	(72,630)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,182,303)	163,087	(18,486,307)	(2,626,653)	(26,949)	(19,123,494)	318,868
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,752,693	279,393	(11,099,714)	(2,443,196)	(2,375)	(11,987,026)	330,283
NET ASSETS AT DECEMBER 31, 2017	$340,675,270	$522,700	$129,079,479	$2,886,230	$118,444	$1,262,196,657	$1,446,066

See accompanying notes.

	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$163,379,321	$3,944,404	$301,130,775	$6,367,026	$170,242,554	$7,913,109
Changes From Operations:
• Net investment income (loss)	(1,021,792)	8,760	(2,884,452)	(26,718)	(2,779,557)	(87,511)
• Net realized gain (loss) on investments	15,093,308	497,041	32,949,544	801,762	23,334,329	1,179,131
• Net change in unrealized appreciation or depreciation on investments	(8,247,035)	(330,342)	54,875,203	968,184	(10,147,871)	(613,493)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,824,481	175,459	84,940,295	1,743,228	10,406,901	478,127
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,418,695	63,101	10,203,064	180,813	7,335,931	90,821
• Contract withdrawals and transfers to annuity reserves	(15,405,771)	(595,541)	(29,573,599)	(960,051)	(15,593,418)	(850,667)
• Contract transfers	9,567,184	(104,078)	(2,372,148)	7,430	4,543,487	(242,588)
	2,580,108	(636,518)	(21,742,683)	(771,808)	(3,714,000)	(1,002,434)
Annuity Reserves:
• Annuity Payments	(31,635)	(22,441)	(14,045)	(1,340)	(24,676)	(7,029)
• Receipt (reimbursement) of mortality guarantee adjustments	4,275	693	63	130	(3,218)	55
	(27,360)	(21,748)	(13,982)	(1,210)	(27,894)	(6,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,552,748	(658,266)	(21,756,665)	(773,018)	(3,741,894)	(1,009,408)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,377,229	(482,807)	63,183,630	970,210	6,665,007	(531,281)
NET ASSETS AT DECEMBER 31, 2016	171,756,550	3,461,597	364,314,405	7,337,236	176,907,561	7,381,828
Changes From Operations:
• Net investment income (loss)	(423,787)	9,141	(3,696,869)	(36,234)	(2,799,851)	(77,271)
• Net realized gain (loss) on investments	23,040,912	302,155	24,849,570	1,907,924	15,202,735	720,191
• Net change in unrealized appreciation or depreciation on investments	(23,180,826)	(302,061)	15,395,766	(1,155,318)	15,666,589	486,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(563,701)	9,235	36,548,467	716,372	28,069,473	1,129,887
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,558,757	217,472	30,489,090	99,378	6,619,701	80,924
• Contract withdrawals and transfers to annuity reserves	(16,476,756)	(476,363)	(34,575,989)	(734,416)	(17,562,145)	(853,557)
• Contract transfers	(5,001,504)	(59,133)	3,146,603	(214,801)	(4,993,550)	(480,022)
	(15,919,503)	(318,024)	(940,296)	(849,839)	(15,935,994)	(1,252,655)
Annuity Reserves:
• Annuity Payments	(45,037)	(24,775)	(21,855)	(1,595)	(33,044)	(11,674)
• Receipt (reimbursement) of mortality guarantee adjustments	4,140	(363)	(2,952)	168	(1,350)	(1,315)
	(40,897)	(25,138)	(24,807)	(1,427)	(34,394)	(12,989)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,960,400)	(343,162)	(965,103)	(851,266)	(15,970,388)	(1,265,644)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,524,101)	(333,927)	35,583,364	(134,894)	12,099,085	(135,757)
NET ASSETS AT DECEMBER 31, 2017	$155,232,449	$3,127,670	$399,897,769	$7,202,342	$189,006,646	$7,246,071

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio - Class A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio - Class B Subaccount	Deutsche Equity 500 Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2016	$351,628,194	$—	$262,215,467	$6,159,729	$920,543	$53,959,007	$6,242,087
Changes From Operations:
• Net investment income (loss)	(2,381,922)	—	53,580	32,834	11,445	170,190	28,314
• Net realized gain (loss) on investments	93,804,790	—	34,287,578	766,369	(6,755)	(516,731)	711,099
• Net change in unrealized appreciation or depreciation on investments	(113,936,702)	—	(745,188)	(11,890)	34,645	2,053,463	(181,894)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,513,834)	—	33,595,970	787,313	39,335	1,706,922	557,519
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,364,119	—	11,131,069	82,954	79,763	2,401,099	18,147
• Contract withdrawals and transfers to annuity reserves	(24,549,725)	—	(27,445,068)	(375,709)	(64,383)	(3,759,650)	(714,006)
• Contract transfers	1,486,254	—	34,494,438	276,087	47,898	(961,306)	(117,528)
	(19,699,352)	—	18,180,439	(16,668)	63,278	(2,319,857)	(813,387)
Annuity Reserves:
• Annuity Payments	(4,751)	—	(19,021)	(11,697)	—	(3,396)	(943)
• Receipt (reimbursement) of mortality guarantee adjustments	413	—	473	(954)	—	86	519
	(4,338)	—	(18,548)	(12,651)	—	(3,310)	(424)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,703,690)	—	18,161,891	(29,319)	63,278	(2,323,167)	(813,811)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,217,524)	—	51,757,861	757,994	102,613	(616,245)	(256,292)
NET ASSETS AT DECEMBER 31, 2016	309,410,670	—	313,973,328	6,917,723	1,023,156	53,342,762	5,985,795
Changes From Operations:
• Net investment income (loss)	(3,718,939)	(44)	(541,648)	16,383	13,818	220,680	10,110
• Net realized gain (loss) on investments	6,438,044	2,619	23,412,570	2,015,608	(2,353)	(152,904)	1,074,984
• Net change in unrealized appreciation or depreciation on investments	74,446,430	—	11,604,839	(1,245,316)	55,784	2,734,881	(27,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,165,535	2,575	34,475,761	786,675	67,249	2,802,657	1,058,048
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,150,401	—	13,699,553	222,221	41,604	1,170,488	14,503
• Contract withdrawals and transfers to annuity reserves	(28,356,601)	—	(33,161,120)	(862,918)	(111,802)	(4,349,303)	(1,338,242)
• Contract transfers	(32,988,683)	(2,575)	(13,479,167)	(203,755)	243,572	1,859,656	82,541
	(57,194,883)	(2,575)	(32,940,734)	(844,452)	173,374	(1,319,159)	(1,241,198)
Annuity Reserves:
• Annuity Payments	(13,752)	—	(35,724)	—	—	(3,380)	(1,067)
• Receipt (reimbursement) of mortality guarantee adjustments	(151)	—	9,379	—	—	103	605
	(13,903)	—	(26,345)	—	—	(3,277)	(462)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,208,786)	(2,575)	(32,967,079)	(844,452)	173,374	(1,322,436)	(1,241,660)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,956,749	—	1,508,682	(57,777)	240,623	1,480,221	(183,612)
NET ASSETS AT DECEMBER 31, 2017	$329,367,419	$—	$315,482,010	$6,859,946	$1,263,779	$54,822,983	$5,802,183

See accompanying notes.

	Deutsche Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - ADV Class Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP Equity-Income Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,512,931	$2,053,882	$6,754,584	$288,974	$1,042,372,893	$—
Changes From Operations:
• Net investment income (loss)	(15,184)	70,883	187,215	3,865	(10,198,053)	(2)
• Net realized gain (loss) on investments	337,327	(1,238)	(32,294)	24,793	102,553,821	76
• Net change in unrealized appreciation or depreciation on investments	281,228	110,400	453,016	24,501	(33,661,114)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	603,371	180,045	607,937	53,159	58,694,654	74
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,515	1,005	1,679,705	933,631	23,942,895	2
• Contract withdrawals and transfers to annuity reserves	(372,611)	(6,796)	(1,265,546)	(5,716)	(91,217,794)	(76)
• Contract transfers	(143,102)	(90)	3,749,055	71,917	(16,989,026)	—
	(493,198)	(5,881)	4,163,214	999,832	(84,263,925)	(74)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(42,055)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	4,058	—
	—	—	—	—	(37,997)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(493,198)	(5,881)	4,163,214	999,832	(84,301,922)	(74)
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,173	174,164	4,771,151	1,052,991	(25,607,268)	—
NET ASSETS AT DECEMBER 31, 2016	3,623,104	2,228,046	11,525,735	1,341,965	1,016,765,625	—
Changes From Operations:
• Net investment income (loss)	(22,945)	91,129	304,078	10,113	(9,096,131)	—
• Net realized gain (loss) on investments	298,992	1,792	80,538	96,848	94,067,197	—
• Net change in unrealized appreciation or depreciation on investments	139,284	(852)	(77,092)	199,624	107,502,765	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	415,331	92,069	307,524	306,585	192,473,831	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	21,784	1,016,517	4,527,012	157,329	55,115,727	—
• Contract withdrawals and transfers to annuity reserves	(433,116)	(14,501)	(2,365,046)	(111,025)	(109,674,557)	—
• Contract transfers	12,569	220,295	3,396,945	59,901	(20,707,284)	—
	(398,763)	1,222,311	5,558,911	106,205	(75,266,114)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(48,999)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(973)	—
	—	—	—	—	(49,972)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(398,763)	1,222,311	5,558,911	106,205	(75,316,086)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,568	1,314,380	5,866,435	412,790	117,157,745	—
NET ASSETS AT DECEMBER 31, 2017	$3,639,672	$3,542,426	$17,392,170	$1,754,755	$1,133,923,370	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Overseas Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$5,172,442	$165,705,481	$629,561	$502,064,436	$—	$169,676
Changes From Operations:
• Net investment income (loss)	—	(62,357)	(2,671,246)	1,144	(6,420,333)	(5)	15,059
• Net realized gain (loss) on investments	—	755,973	19,516,021	25,368	30,857,092	315	76
• Net change in unrealized appreciation or depreciation on investments	—	(752,822)	(18,692,405)	68,771	25,293,200	—	199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(59,206)	(1,847,630)	95,283	49,729,959	310	15,334
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	137,948	10,555,658	526,428	14,029,997	124	41,119
• Contract withdrawals and transfers to annuity reserves	—	(487,895)	(14,556,119)	(9,440)	(42,145,676)	(914)	(757)
• Contract transfers	—	(807,338)	1,493,497	(99,410)	(5,161,775)	480	232,885
	—	(1,157,285)	(2,506,964)	417,578	(33,277,454)	(310)	273,247
Annuity Reserves:
• Annuity Payments	—	—	(5,837)	—	(14,580)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(131)	—	(951)	—	—
	—	—	(5,968)	—	(15,531)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,157,285)	(2,512,932)	417,578	(33,292,985)	(310)	273,247
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(1,216,491)	(4,360,562)	512,861	16,436,974	—	288,581
NET ASSETS AT DECEMBER 31, 2016	—	3,955,951	161,344,919	1,142,422	518,501,410	—	458,257
Changes From Operations:
• Net investment income (loss)	7,141	(52,008)	(3,049,957)	5,472	(6,007,241)	(2)	16,612
• Net realized gain (loss) on investments	64,912	1,758,646	22,377,699	67,308	34,487,556	(3)	7,139
• Net change in unrealized appreciation or depreciation on investments	244,080	(419,720)	33,985,186	205,732	65,926,138	—	14,001
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	316,133	1,286,918	53,312,928	278,512	94,406,453	(5)	37,752
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,193,815	254,684	11,601,756	485,923	28,796,121	53	143,692
• Contract withdrawals and transfers to annuity reserves	(117,953)	(568,636)	(16,397,117)	(60,150)	(52,203,552)	(54)	(10,051)
• Contract transfers	666,546	4,396	12,055,741	49,796	(6,260,596)	6	(24,220)
	5,742,408	(309,556)	7,260,380	475,569	(29,668,027)	5	109,421
Annuity Reserves:
• Annuity Payments	—	—	(5,259)	—	(23,452)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1,253	—	(2,199)	—	—
	—	—	(4,006)	—	(25,651)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,742,408	(309,556)	7,256,374	475,569	(29,693,678)	5	109,421
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,058,541	977,362	60,569,302	754,081	64,712,775	—	147,173
NET ASSETS AT DECEMBER 31, 2017	$6,058,541	$4,933,313	$221,914,221	$1,896,503	$583,214,185	$—	$605,430

See accompanying notes.

	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,905,317	$—	$2,903,830	$—	$8,848,494	$5,917
Changes From Operations:
• Net investment income (loss)	203,136	627	47,061	680	(24,521)	49
• Net realized gain (loss) on investments	15,727	87,132	4,191	—	380,208	121
• Net change in unrealized appreciation or depreciation on investments	19,637	10,575	232,091	189	851,337	443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	238,500	98,334	283,343	869	1,207,024	613
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,549,908	1,344,932	1,451,400	—	4,878,354	—
• Contract withdrawals and transfers to annuity reserves	(147,691)	(40,807)	(243,443)	—	(979,311)	—
• Contract transfers	2,308,410	525,708	683,007	48,495	2,775,717	(394)
	5,710,627	1,829,833	1,890,964	48,495	6,674,760	(394)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,710,627	1,829,833	1,890,964	48,495	6,674,760	(394)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,949,127	1,928,167	2,174,307	49,364	7,881,784	219
NET ASSETS AT DECEMBER 31, 2016	7,854,444	1,928,167	5,078,137	49,364	16,730,278	6,136
Changes From Operations:
• Net investment income (loss)	296,806	(16,994)	70,702	1,001	128,983	1,588
• Net realized gain (loss) on investments	183,195	78,134	35,050	135	3,971,665	7,440
• Net change in unrealized appreciation or depreciation on investments	150,088	418,053	133,531	1,489	1,926,901	(6,066)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,089	479,193	239,283	2,625	6,027,549	2,962
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,437,621	1,887,088	559,176	—	28,062,132	21,484
• Contract withdrawals and transfers to annuity reserves	(1,343,171)	(82,255)	(540,373)	(2,932)	(4,259,347)	(274)
• Contract transfers	1,992,141	585,295	255,014	—	39,627,099	160,150
	7,086,591	2,390,128	273,817	(2,932)	63,429,884	181,360
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,086,591	2,390,128	273,817	(2,932)	63,429,884	181,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,716,680	2,869,321	513,100	(307)	69,457,433	184,322
NET ASSETS AT DECEMBER 31, 2017	$15,571,124	$4,797,488	$5,591,237	$49,057	$86,187,711	$190,458

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,901,773	$56,787	$546,576,674	$16,724,357	$42,696	$722,209,227	$3,439,996
Changes From Operations:
• Net investment income (loss)	120,485	3,516	18,749,767	712,454	10,846	5,559,327	28,444
• Net realized gain (loss) on investments	122,517	12	(3,693,202)	(182,465)	41,417	73,019,028	276,316
• Net change in unrealized appreciation or depreciation on investments	362,254	7,138	48,871,536	2,037,405	24,069	20,827,938	319,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	605,256	10,666	63,928,101	2,567,394	76,332	99,406,293	624,383
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,586,159	37,500	14,173,202	3,274,204	538,579	7,631,659	1,700,307
• Contract withdrawals and transfers to annuity reserves	(182,064)	—	(49,976,187)	(1,343,291)	(2,236)	(56,883,306)	(235,833)
• Contract transfers	350,948	(236)	(3,303,230)	3,774,030	(18,321)	(39,357,432)	(25,673)
	1,755,043	37,264	(39,106,215)	5,704,943	518,022	(88,609,079)	1,438,801
Annuity Reserves:
• Annuity Payments	—	—	(49,322)	—	—	(26,738)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(514)	—	—	(807)	—
	—	—	(49,836)	—	—	(27,545)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,755,043	37,264	(39,156,051)	5,704,943	518,022	(88,636,624)	1,438,801
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,360,299	47,930	24,772,050	8,272,337	594,354	10,769,669	2,063,184
NET ASSETS AT DECEMBER 31, 2016	6,262,072	104,717	571,348,724	24,996,694	637,050	732,978,896	5,503,180
Changes From Operations:
• Net investment income (loss)	91,455	4,974	14,911,105	898,908	17,000	7,456,572	118,534
• Net realized gain (loss) on investments	318,764	886	4,135,012	149,836	33,377	47,831,739	513,615
• Net change in unrealized appreciation or depreciation on investments	321,465	6,101	25,122,118	1,774,167	8,304	(5,344,816)	3,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	731,684	11,961	44,168,235	2,822,911	58,681	49,943,495	635,430
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,326,046	45,000	4,698,370	19,962,287	167,856	4,294,031	8,646,413
• Contract withdrawals and transfers to annuity reserves	(630,007)	(103)	(55,175,224)	(2,367,073)	(29,379)	(61,902,895)	(467,396)
• Contract transfers	422,326	1,033	2,956,242	6,284,602	26,264	3,542,060	2,166,695
	1,118,365	45,930	(47,520,612)	23,879,816	164,741	(54,066,804)	10,345,712
Annuity Reserves:
• Annuity Payments	—	—	(55,525)	(296)	—	(37,728)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(158)	491	—	(1,261)	—
	—	—	(55,683)	195	—	(38,989)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,118,365	45,930	(47,576,295)	23,880,011	164,741	(54,105,793)	10,345,712
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,850,049	57,891	(3,408,060)	26,702,922	223,422	(4,162,298)	10,981,142
NET ASSETS AT DECEMBER 31, 2017	$8,112,121	$162,608	$567,940,664	$51,699,616	$860,472	$728,816,598	$16,484,322
See accompanying notes.

	Franklin Rising Dividends VIP Fund - Class 1 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 1 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$403,470	$8,143,641	$273,520	$2,302,665	$5,227	$—
Changes From Operations:
• Net investment income (loss)	5,334	1,668	1,999	(21,171)	(268)	(31)
• Net realized gain (loss) on investments	50,794	1,096,722	44,505	431,071	5,065	728
• Net change in unrealized appreciation or depreciation on investments	13,345	350,516	38,357	582,656	(2,447)	62
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,473	1,448,906	84,861	992,556	2,350	759
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,079	3,893,023	13,296	1,355,149	39,179	9
• Contract withdrawals and transfers to annuity reserves	(37,972)	(466,206)	(3,191)	(112,216)	(668)	(768)
• Contract transfers	167,647	2,990,073	14,105	1,425,515	153,724	—
	175,754	6,416,890	24,210	2,668,448	192,235	(759)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	175,754	6,416,890	24,210	2,668,448	192,235	(759)
TOTAL INCREASE (DECREASE) IN NET ASSETS	245,227	7,865,796	109,071	3,661,004	194,585	—
NET ASSETS AT DECEMBER 31, 2016	648,697	16,009,437	382,591	5,963,669	199,812	—
Changes From Operations:
• Net investment income (loss)	8,829	51,768	1,996	(49,175)	(961)	—
• Net realized gain (loss) on investments	23,696	731,310	36,929	451,529	25,467	—
• Net change in unrealized appreciation or depreciation on investments	88,884	2,527,668	21,527	186,005	18,197	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,409	3,310,746	60,452	588,359	42,703	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,151	3,537,832	155,473	1,021,100	12,646	—
• Contract withdrawals and transfers to annuity reserves	(96,232)	(1,311,232)	(1,693)	(183,422)	(47,714)	—
• Contract transfers	8,154	970,766	19,585	(188,973)	27,511	—
	(76,927)	3,197,366	173,365	648,705	(7,557)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(76,927)	3,197,366	173,365	648,705	(7,557)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,482	6,508,112	233,817	1,237,064	35,146	—
NET ASSETS AT DECEMBER 31, 2017	$693,179	$22,517,549	$616,408	$7,200,733	$234,958	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,101,188	$829,040	$35,943,941	$152,745,824	$2,503,876	$28,443	$3,727,127
Changes From Operations:
• Net investment income (loss)	(28,631)	(1,510)	(475,154)	1,333,677	(10,373)	471	40,654
• Net realized gain (loss) on investments	136,799	—	—	770,764	(74,469)	(790)	(43,287)
• Net change in unrealized appreciation or depreciation on investments	(28,089)	—	—	13,078,399	67,159	699	(1,237)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,079	(1,510)	(475,154)	15,182,840	(17,683)	380	(3,870)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	736,143	5,807,435	33,869,585	1,328,362	495,061	3,244	836,389
• Contract withdrawals and transfers to annuity reserves	(222,818)	(33,174)	(12,745,990)	(10,913,281)	(156,009)	—	(163,478)
• Contract transfers	543,271	(5,167,495)	(9,127,302)	(5,632,942)	(264,117)	24,541	662,402
	1,056,596	606,766	11,996,293	(15,217,861)	74,935	27,785	1,335,313
Annuity Reserves:
• Annuity Payments	(1,576)	—	—	(2,152)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	67	—	—	—	—	—	—
	(1,509)	—	—	(2,152)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,055,087	606,766	11,996,293	(15,220,013)	74,935	27,785	1,335,313
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,135,166	605,256	11,521,139	(37,173)	57,252	28,165	1,331,443
NET ASSETS AT DECEMBER 31, 2016	3,236,354	1,434,296	47,465,080	152,708,651	2,561,128	56,608	5,058,570
Changes From Operations:
• Net investment income (loss)	(54,913)	2,402	(227,352)	652,539	19,590	1,980	(23,196)
• Net realized gain (loss) on investments	408,334	—	—	27,228,401	(7,207)	(161)	(38,391)
• Net change in unrealized appreciation or depreciation on investments	438,500	—	—	(15,406,739)	79,095	1,499	(112,430)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	791,921	2,402	(227,352)	12,474,201	91,478	3,318	(174,017)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,469,308	744	324,821	751,313	137,875	49,944	472,070
• Contract withdrawals and transfers to annuity reserves	(337,330)	(141,472)	(6,426,634)	(12,069,791)	(110,487)	(2,350)	(993,864)
• Contract transfers	303,403	(839,896)	(6,157,285)	505,580	(252,033)	(169)	516,971
	1,435,381	(980,624)	(12,259,098)	(10,812,898)	(224,645)	47,425	(4,823)
Annuity Reserves:
• Annuity Payments	(1,732)	—	—	(5,513)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	86	—	—	(829)	—	—	—
	(1,646)	—	—	(6,342)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,433,735	(980,624)	(12,259,098)	(10,819,240)	(224,645)	47,425	(4,823)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,225,656	(978,222)	(12,486,450)	1,654,961	(133,167)	50,743	(178,840)
NET ASSETS AT DECEMBER 31, 2017	$5,462,010	$456,074	$34,978,630	$154,363,612	$2,427,961	$107,351	$4,879,730

See accompanying notes.

	Goldman Sachs VIT Strategic Income Fund - Institutional Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IA Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$3,484,473	$3,504,194	$79,900	$6,107,986	$2,552,845
Changes From Operations:
• Net investment income (loss)	243	(36,850)	(42,468)	586	(31,215)	(34,655)
• Net realized gain (loss) on investments	—	(36,424)	(3,255)	6,790	492,704	283,706
• Net change in unrealized appreciation or depreciation on investments	(106)	46,695	(15,394)	(3,368)	(140,675)	(229,765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137	(26,579)	(61,117)	4,008	320,814	19,286
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	460,937	1,050,476	—	2,040,120	29,540
• Contract withdrawals and transfers to annuity reserves	(124)	(330,824)	(377,737)	(2,446)	(231,077)	(148,135)
• Contract transfers	24,543	(204,511)	26,620	—	411,461	3,841
	24,419	(74,398)	699,359	(2,446)	2,220,504	(114,754)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,419	(74,398)	699,359	(2,446)	2,220,504	(114,754)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,556	(100,977)	638,242	1,562	2,541,318	(95,468)
NET ASSETS AT DECEMBER 31, 2016	24,556	3,383,496	4,142,436	81,462	8,649,304	2,457,377
Changes From Operations:
• Net investment income (loss)	149	(27,666)	(47,808)	674	(57,279)	(36,267)
• Net realized gain (loss) on investments	(11)	27,448	755	862	567,725	357,436
• Net change in unrealized appreciation or depreciation on investments	(703)	476,265	154,511	16,991	1,333,501	280,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(565)	476,047	107,458	18,527	1,843,947	601,647
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	341,386	310,441	62	1,227,899	1,284
• Contract withdrawals and transfers to annuity reserves	(1,449)	(240,404)	(170,318)	—	(519,346)	(235,996)
• Contract transfers	—	852,286	317,968	(888)	715,792	(111,998)
	(1,449)	953,268	458,091	(826)	1,424,345	(346,710)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,449)	953,268	458,091	(826)	1,424,345	(346,710)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,014)	1,429,315	565,549	17,701	3,268,292	254,937
NET ASSETS AT DECEMBER 31, 2017	$22,542	$4,812,811	$4,707,985	$99,163	$11,917,596	$2,712,314

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series I Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,394,206	$181,221	$6,040,193	$76,058	$2,250,576	$6,827,267	$1,779,813
Changes From Operations:
• Net investment income (loss)	(21,764)	16	(84,323)	1,452	8,532	(47,819)	(18,290)
• Net realized gain (loss) on investments	146,851	(3,935)	(65,987)	9,136	203,126	684,509	177,180
• Net change in unrealized appreciation or depreciation on investments	(128,922)	23,090	853,995	7,036	241,880	(68,882)	(31,447)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,835)	19,171	703,685	17,624	453,538	567,808	127,443
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,331	188	3,052,718	37,605	845,091	35,068	3,500
• Contract withdrawals and transfers to annuity reserves	(118,233)	(888)	(722,043)	(1,534)	(141,406)	(521,129)	(198,192)
• Contract transfers	(15,427)	(20,223)	2,426,042	(2,582)	201,332	(293,958)	(128,122)
	(128,329)	(20,923)	4,756,717	33,489	905,017	(780,019)	(322,814)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(128,329)	(20,923)	4,756,717	33,489	905,017	(780,019)	(322,814)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,164)	(1,752)	5,460,402	51,113	1,358,555	(212,211)	(195,371)
NET ASSETS AT DECEMBER 31, 2016	1,262,042	179,469	11,500,595	127,171	3,609,131	6,615,056	1,584,442
Changes From Operations:
• Net investment income (loss)	(24,618)	25,081	354,277	2,005	44,941	(29,291)	(12,622)
• Net realized gain (loss) on investments	146,843	35,824	757,019	8,194	238,803	612,318	158,244
• Net change in unrealized appreciation or depreciation on investments	186,957	(8,851)	(73,246)	8,159	434,303	122,416	14,987
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,182	52,054	1,038,050	18,358	718,047	705,443	160,609
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,774	511,968	2,710,495	278	1,041,374	45,142	1,630
• Contract withdrawals and transfers to annuity reserves	(69,569)	(11,975)	(1,185,098)	(284)	(223,616)	(765,696)	(148,619)
• Contract transfers	(9,239)	9,972	(75,818)	(24,092)	232,028	(324,380)	(144,904)
	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)	(291,893)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(77,034)	509,965	1,449,579	(24,098)	1,049,786	(1,044,934)	(291,893)
TOTAL INCREASE (DECREASE) IN NET ASSETS	232,148	562,019	2,487,629	(5,740)	1,767,833	(339,491)	(131,284)
NET ASSETS AT DECEMBER 31, 2017	$1,494,190	$741,488	$13,988,224	$121,431	$5,376,964	$6,275,565	$1,453,158

See accompanying notes.

	Invesco V.I. Diversified Dividend Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series I Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series I Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$28,870	$5,324,096	$9,448	$8,844,073	$—	$4,477,860
Changes From Operations:
• Net investment income (loss)	219	29,967	116	(91,844)	(10)	27,180
• Net realized gain (loss) on investments	2,434	97,560	1,118	262,370	1	124,345
• Net change in unrealized appreciation or depreciation on investments	3,301	1,294,130	1,534	1,268,800	705	662,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,954	1,421,657	2,768	1,439,326	696	814,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,787	4,416,743	23,502	2,888,462	—	1,412,511
• Contract withdrawals and transfers to annuity reserves	(30,654)	(378,942)	(154)	(503,584)	(43)	(295,200)
• Contract transfers	(1,058)	5,304,333	(6,857)	2,955,136	17,486	1,130,470
	(2,925)	9,342,134	16,491	5,340,014	17,443	2,247,781
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,925)	9,342,134	16,491	5,340,014	17,443	2,247,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,029	10,763,791	19,259	6,779,340	18,139	3,061,959
NET ASSETS AT DECEMBER 31, 2016	31,899	16,087,887	28,707	15,623,413	18,139	7,539,819
Changes From Operations:
• Net investment income (loss)	531	69,370	140	(259,558)	626	51,284
• Net realized gain (loss) on investments	1,483	968,413	3,625	1,482,982	1,632	282,177
• Net change in unrealized appreciation or depreciation on investments	2,559	216,411	3,568	5,786,702	1,328	733,411
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,573	1,254,194	7,333	7,010,126	3,586	1,066,872
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,346	2,276,021	9,133	35,617,914	—	2,313,848
• Contract withdrawals and transfers to annuity reserves	(54)	(1,651,806)	(8,190)	(4,168,663)	(2,257)	(413,962)
• Contract transfers	38,763	1,683,644	32,209	21,484,467	27,070	5,222,720
	70,055	2,307,859	33,152	52,933,718	24,813	7,122,606
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	70,055	2,307,859	33,152	52,933,718	24,813	7,122,606
TOTAL INCREASE (DECREASE) IN NET ASSETS	74,628	3,562,053	40,485	59,943,844	28,399	8,189,478
NET ASSETS AT DECEMBER 31, 2017	$106,527	$19,649,940	$69,192	$75,567,257	$46,538	$15,729,297

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio Subaccount	Ivy VIP Energy Portfolio Subaccount	Ivy VIP High Income Portfolio Subaccount	Ivy VIP High Income Portfolio - Class I Subaccount	Ivy VIP Micro Cap Growth Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,279,644	$24,503,635	$9,680,546	$3,978,380	$7,556,617	$—	$1,517,813
Changes From Operations:
• Net investment income (loss)	(81)	(72,764)	(56,300)	(57,372)	569,782	—	(23,149)
• Net realized gain (loss) on investments	98,149	(177,330)	(607,853)	(37,715)	(130,528)	—	118,137
• Net change in unrealized appreciation or depreciation on investments	(133,513)	(304,434)	306,549	1,814,405	960,713	—	180,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,445)	(554,528)	(357,604)	1,719,318	1,399,967	—	275,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	41,721	3,648,070	993,121	1,278,860	2,917,737	—	579,882
• Contract withdrawals and transfers to annuity reserves	(213,129)	(1,648,843)	(306,489)	(380,188)	(433,460)	—	(75,238)
• Contract transfers	(134,916)	5,295,925	(1,381,500)	745,704	1,236,126	—	783,574
	(306,324)	7,295,152	(694,868)	1,644,376	3,720,403	—	1,288,218
Annuity Reserves:
• Annuity Payments	—	(3,223)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	80	—	—	—	—	—
	—	(3,143)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(306,324)	7,292,009	(694,868)	1,644,376	3,720,403	—	1,288,218
TOTAL INCREASE (DECREASE) IN NET ASSETS	(341,769)	6,737,481	(1,052,472)	3,363,694	5,120,370	—	1,563,346
NET ASSETS AT DECEMBER 31, 2016	1,937,875	31,241,116	8,628,074	7,342,074	12,676,987	—	3,081,159
Changes From Operations:
• Net investment income (loss)	1,901	(56,372)	29,725	(23,172)	632,149	(93)	(36,773)
• Net realized gain (loss) on investments	684,171	646,985	(206,433)	(72,822)	36,776	34	(18,595)
• Net change in unrealized appreciation or depreciation on investments	(296,047)	6,596,743	1,548,624	(772,171)	108,829	650	302,717
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	390,025	7,187,356	1,371,916	(868,165)	777,754	591	247,349
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	201,583	9,175,756	166,292	954,389	4,526,950	100,191	708,919
• Contract withdrawals and transfers to annuity reserves	(162,537)	(2,295,039)	(545,104)	(281,741)	(1,187,672)	(117)	(651,304)
• Contract transfers	(92,244)	3,604,586	(548,579)	(554,551)	2,069,625	5,437	614,444
	(53,198)	10,485,303	(927,391)	118,097	5,408,903	105,511	672,059
Annuity Reserves:
• Annuity Payments	—	(3,456)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	107	—	—	—	—	—
	—	(3,349)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,198)	10,481,954	(927,391)	118,097	5,408,903	105,511	672,059
TOTAL INCREASE (DECREASE) IN NET ASSETS	336,827	17,669,310	444,525	(750,068)	6,186,657	106,102	919,408
NET ASSETS AT DECEMBER 31, 2017	$2,274,702	$48,910,426	$9,072,599	$6,592,006	$18,863,644	$106,102	$4,000,567

See accompanying notes.

	Ivy VIP Micro Cap Growth Portfolio - Class I Subaccount	Ivy VIP Mid Cap Growth Portfolio Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class I Subaccount	Ivy VIP Science and Technology Portfolio Subaccount	Ivy VIP Science and Technology Portfolio - Class I Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$2,963,011	$—	$9,642,947	$—	$13,858,969
Changes From Operations:
• Net investment income (loss)	—	(44,435)	—	(120,069)	—	43,382
• Net realized gain (loss) on investments	—	144,578	—	(1,223)	—	436,109
• Net change in unrealized appreciation or depreciation on investments	—	119,401	—	260,255	—	(144,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	219,544	—	138,963	—	335,334
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,165,362	—	1,754,393	—	138,234
• Contract withdrawals and transfers to annuity reserves	—	(234,419)	—	(462,648)	—	(1,822,969)
• Contract transfers	—	446,379	—	213,877	—	923,474
	—	1,377,322	—	1,505,622	—	(761,261)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,260)	—	(5,971)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	53	—	(1)
	—	—	—	(1,207)	—	(5,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	1,377,322	—	1,504,415	—	(767,233)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	1,596,866	—	1,643,378	—	(431,899)
NET ASSETS AT DECEMBER 31, 2016	—	4,559,877	—	11,286,325	—	13,427,070
Changes From Operations:
• Net investment income (loss)	(62)	(70,572)	(503)	(188,650)	(130)	(35,972)
• Net realized gain (loss) on investments	324	212,978	541	1,659,942	6,846	473,352
• Net change in unrealized appreciation or depreciation on investments	4,197	1,250,514	24,363	2,562,760	(3,469)	1,616,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,459	1,392,920	24,401	4,034,052	3,247	2,053,455
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,873	878,286	168,010	3,156,297	140,957	84,796
• Contract withdrawals and transfers to annuity reserves	(5)	(135,698)	(3,458)	(541,372)	(141)	(1,498,755)
• Contract transfers	100,008	1,193,354	197,820	3,171,126	10,500	124,026
	102,876	1,935,942	362,372	5,786,051	151,316	(1,289,933)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,518)	—	(6,450)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	77	—	2
	—	—	—	(1,441)	—	(6,448)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	102,876	1,935,942	362,372	5,784,610	151,316	(1,296,381)
TOTAL INCREASE (DECREASE) IN NET ASSETS	107,335	3,328,862	386,773	9,818,662	154,563	757,074
NET ASSETS AT DECEMBER 31, 2017	$107,335	$7,888,739	$386,773	$21,104,987	$154,563	$14,184,144

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$5,621,941	$768,416	$—	$—	$1,992,066	$—	$253,706
Changes From Operations:
• Net investment income (loss)	(95,347)	(4,684)	—	—	55,858	—	24,403
• Net realized gain (loss) on investments	688,749	26,858	—	—	5,790	—	3,511
• Net change in unrealized appreciation or depreciation on investments	(10,245)	(20,937)	—	—	100,923	—	12,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	583,157	1,237	—	—	162,571	—	40,761
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	41,848	13,148	—	—	877,197	—	742,024
• Contract withdrawals and transfers to annuity reserves	(494,787)	(82,243)	—	—	(186,495)	—	(43,945)
• Contract transfers	520,330	(14,860)	—	—	826,315	—	194,857
	67,391	(83,955)	—	—	1,517,017	—	892,936
Annuity Reserves:
• Annuity Payments	—	(817)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	448	—	—	—	—	—
	—	(369)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	67,391	(84,324)	—	—	1,517,017	—	892,936
TOTAL INCREASE (DECREASE) IN NET ASSETS	650,548	(83,087)	—	—	1,679,588	—	933,697
NET ASSETS AT DECEMBER 31, 2016	6,272,489	685,329	—	—	3,671,654	—	1,187,403
Changes From Operations:
• Net investment income (loss)	(100,344)	(6,539)	10,438	45,131	(681)	1,904	49,225
• Net realized gain (loss) on investments	864,511	66,628	232	3,170	270,494	473	29,022
• Net change in unrealized appreciation or depreciation on investments	704,881	95,172	524	91,914	321,337	993	80,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,469,048	155,261	11,194	140,215	591,150	3,370	159,215
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,454	935	542,299	17,309,385	25,071	52,860	579,025
• Contract withdrawals and transfers to annuity reserves	(897,782)	(144,791)	(1,947)	(1,739,111)	(116,856)	(274)	(216,146)
• Contract transfers	(3,209)	(15,741)	278,314	31,533,867	1,760,852	—	399,122
	(872,537)	(159,597)	818,666	47,104,141	1,669,067	52,586	762,001
Annuity Reserves:
• Annuity Payments	—	(927)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	531	—	—	—	—	—
	—	(396)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(872,537)	(159,993)	818,666	47,104,141	1,669,067	52,586	762,001
TOTAL INCREASE (DECREASE) IN NET ASSETS	596,511	(4,732)	829,860	47,244,356	2,260,217	55,956	921,216
NET ASSETS AT DECEMBER 31, 2017	$6,869,000	$680,597	$829,860	$47,244,356	$5,931,871	$55,956	$2,108,619
See accompanying notes.

	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2016	$67,093	$5,539,019	$—	$—	$7,172,203	$3,564,305
Changes From Operations:
• Net investment income (loss)	84	(46,202)	—	—	501,509	(45,375)
• Net realized gain (loss) on investments	6,898	599,854	—	—	(12,548)	(153,955)
• Net change in unrealized appreciation or depreciation on investments	5,149	204,790	—	—	570,014	131,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,131	758,442	—	—	1,058,975	(67,518)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	63,587	1,937,302	—	—	4,301,793	898,642
• Contract withdrawals and transfers to annuity reserves	(3,247)	(360,996)	—	—	(612,851)	(186,519)
• Contract transfers	13,380	1,523,340	—	—	2,147,068	61,573
	73,720	3,099,646	—	—	5,836,010	773,696
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,496)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	107	—
	—	—	—	—	(2,389)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	73,720	3,099,646	—	—	5,833,621	773,696
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,851	3,858,088	—	—	6,892,596	706,178
NET ASSETS AT DECEMBER 31, 2016	152,944	9,397,107	—	—	14,064,799	4,270,483
Changes From Operations:
• Net investment income (loss)	(181)	(43,956)	4,017	6,360	710,653	(64,104)
• Net realized gain (loss) on investments	1,769	(101,881)	1,380	559	329,939	66,758
• Net change in unrealized appreciation or depreciation on investments	4,652	586,455	18,322	49,178	325,323	1,402,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,240	440,618	23,719	56,097	1,365,915	1,405,561
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	48,194	651,123	503,501	754,004	5,588,293	878,869
• Contract withdrawals and transfers to annuity reserves	(474)	(195,449)	(1,356)	(12,947)	(1,476,480)	(179,785)
• Contract transfers	(206,904)	(10,293,399)	—	—	3,012,563	713,972
	(159,184)	(9,837,725)	502,145	741,057	7,124,376	1,413,056
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,628)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	127	—
	—	—	—	—	(2,501)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(159,184)	(9,837,725)	502,145	741,057	7,121,875	1,413,056
TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,944)	(9,397,107)	525,864	797,154	8,487,790	2,818,617
NET ASSETS AT DECEMBER 31, 2017	$—	$—	$525,864	$797,154	$22,552,589	$7,089,100

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$14,585,552	$13,185,468	$12,378,996	$9,397,360	$148,581,982	$14,213,210	$559,801
Changes From Operations:
• Net investment income (loss)	24,754	275,883	206,326	32,561	(204,466)	92,506	7,614
• Net realized gain (loss) on investments	274,170	(90,912)	787,580	589,388	897,863	(78,767)	(110)
• Net change in unrealized appreciation or depreciation on investments	1,677,925	62,360	(103,484)	(2,121)	26,744,582	411,562	17,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,976,849	247,331	890,422	619,828	27,437,979	425,301	24,783
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,372	4,503,890	8,249,709	3,197,828	12,591,346	4,808,619	76,011
• Contract withdrawals and transfers to annuity reserves	(991,061)	(1,277,316)	(1,204,405)	(310,404)	(9,578,181)	(574,477)	(6,403)
• Contract transfers	(1,113,256)	680,125	4,576,563	(7,396,551)	61,342,332	3,055,524	330
	(2,057,945)	3,906,699	11,621,867	(4,509,127)	64,355,497	7,289,666	69,938
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,057,945)	3,906,699	11,621,867	(4,509,127)	64,355,497	7,289,666	69,938
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,096)	4,154,030	12,512,289	(3,889,299)	91,793,476	7,714,967	94,721
NET ASSETS AT DECEMBER 31, 2016	14,504,456	17,339,498	24,891,285	5,508,061	240,375,458	21,928,177	654,522
Changes From Operations:
• Net investment income (loss)	11,972	577,107	422,857	78,542	(2,099,142)	87,210	9,124
• Net realized gain (loss) on investments	1,307,271	(40,958)	1,029,190	175,481	7,952,336	123,907	769
• Net change in unrealized appreciation or depreciation on investments	288,011	(350,451)	2,509,198	486,045	27,272,493	2,081,876	62,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,607,254	185,698	3,961,245	740,068	33,125,687	2,292,993	72,383
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	34,795	6,117,910	9,712,272	810,621	27,723,076	2,753,833	—
• Contract withdrawals and transfers to annuity reserves	(1,131,995)	(2,936,717)	(2,341,535)	(323,548)	(19,762,346)	(1,683,521)	(8,277)
• Contract transfers	(41,139)	3,011,237	10,394,869	175,481	56,850,391	185,030	159
	(1,138,339)	6,192,430	17,765,606	662,554	64,811,121	1,255,342	(8,118)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,138,339)	6,192,430	17,765,606	662,554	64,811,121	1,255,342	(8,118)
TOTAL INCREASE (DECREASE) IN NET ASSETS	468,915	6,378,128	21,726,851	1,402,622	97,936,808	3,548,335	64,265
NET ASSETS AT DECEMBER 31, 2017	$14,973,371	$23,717,626	$46,618,136	$6,910,683	$338,312,266	$25,476,512	$718,787

See accompanying notes.

	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$53,755,700	$909,822	$116,266,383	$68,593,027	$13,171,250	$1,242,794
Changes From Operations:
• Net investment income (loss)	(481)	5,872	(864,635)	(985,181)	145,955	28,298
• Net realized gain (loss) on investments	(320,077)	(22,691)	10,003,667	5,804,133	722,787	99,070
• Net change in unrealized appreciation or depreciation on investments	1,292,123	29,574	(10,209,564)	(4,763,486)	(88,047)	(12,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	971,565	12,755	(1,070,532)	55,466	780,695	114,814
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,360,012	4,250	8,057,908	1,544,820	4,012,735	314,163
• Contract withdrawals and transfers to annuity reserves	(2,810,594)	(32,968)	(6,805,702)	(4,696,606)	(1,100,017)	(28,399)
• Contract transfers	2,945,927	(228,022)	878,430	(1,963,873)	3,332,650	478,878
	8,495,345	(256,740)	2,130,636	(5,115,659)	6,245,368	764,642
Annuity Reserves:
• Annuity Payments	—	—	(5,031)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	98	—	—	—
	—	—	(4,933)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,495,345	(256,740)	2,125,703	(5,115,659)	6,245,368	764,642
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,466,910	(243,985)	1,055,171	(5,060,193)	7,026,063	879,456
NET ASSETS AT DECEMBER 31, 2016	63,222,610	665,837	117,321,554	63,532,834	20,197,313	2,122,250
Changes From Operations:
• Net investment income (loss)	(46,241)	3,711	(2,013,129)	(1,121,559)	176,278	16,835
• Net realized gain (loss) on investments	266,648	(1,031)	11,638,244	11,890,337	1,063,851	45,952
• Net change in unrealized appreciation or depreciation on investments	9,069,008	64,009	27,320,396	3,763,041	2,792,373	141,906
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,289,415	66,689	36,945,511	14,531,819	4,032,502	204,693
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,711,749	—	36,274,503	3,406,629	4,890,211	394,460
• Contract withdrawals and transfers to annuity reserves	(3,054,782)	(33,294)	(9,390,085)	(4,876,783)	(1,014,605)	(132,074)
• Contract transfers	(5,807,080)	(289,235)	8,333,370	(1,365,723)	5,249,807	(1,252,520)
	(150,113)	(322,529)	35,217,788	(2,835,877)	9,125,413	(990,134)
Annuity Reserves:
• Annuity Payments	—	—	(6,108)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	650	—	—	—
	—	—	(5,458)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,113)	(322,529)	35,212,330	(2,835,877)	9,125,413	(990,134)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,139,302	(255,840)	72,157,841	11,695,942	13,157,915	(785,441)
NET ASSETS AT DECEMBER 31, 2017	$72,361,912	$409,997	$189,479,395	$75,228,776	$33,355,228	$1,336,809

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth- Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP American Preservation Fund - Standard Class Subaccount	LVIP AQR Enhanced Global Strategies Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$321,970,300	$273,014,519	$6,182	$137,660,329	$3,307,550	$81,310	$2,566,129
Changes From Operations:
• Net investment income (loss)	(3,986,429)	254,301	1,079	(859,996)	14,165	1,423	(3,208)
• Net realized gain (loss) on investments	71,791,223	42,803,807	424	8,811,962	6,496	(430)	3,112
• Net change in unrealized appreciation or depreciation on investments	(43,457,913)	(16,817,740)	(1,374)	(5,567,369)	(31,611)	(1,056)	29,352
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,346,881	26,240,368	129	2,384,597	(10,950)	(63)	29,256
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,996,265	17,223,345	—	4,471,453	3,269,065	73,143	40,537
• Contract withdrawals and transfers to annuity reserves	(21,910,002)	(18,034,887)	(881)	(9,123,551)	(643,331)	(1,924)	(32,551)
• Contract transfers	4,131,166	5,449,802	51,648	(211,137)	1,315,661	(34,447)	(2,603,371)
	2,217,429	4,638,260	50,767	(4,863,235)	3,941,395	36,772	(2,595,385)
Annuity Reserves:
• Annuity Payments	(149,444)	(144,993)	—	(64,434)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(5,301)	(5,415)	—	(2,547)	—	—	—
	(154,745)	(150,408)	—	(66,981)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,062,684	4,487,852	50,767	(4,930,216)	3,941,395	36,772	(2,595,385)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,409,565	30,728,220	50,896	(2,545,619)	3,930,445	36,709	(2,566,129)
NET ASSETS AT DECEMBER 31, 2016	348,379,865	303,742,739	57,078	135,114,710	7,237,995	118,019	—
Changes From Operations:
• Net investment income (loss)	(5,493,001)	(1,304,191)	709	(1,069,055)	(153)	115	—
• Net realized gain (loss) on investments	36,199,426	34,927,736	1,328	13,778,723	(5,139)	(55)	—
• Net change in unrealized appreciation or depreciation on investments	67,922,510	34,812,361	3,844	27,741,380	13,589	161	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,628,935	68,435,906	5,881	40,451,048	8,297	221	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	110,149,465	90,644,321	11,137	26,040,762	1,212,301	—	—
• Contract withdrawals and transfers to annuity reserves	(28,803,404)	(24,818,473)	(4,064)	(11,191,146)	(516,863)	(7,065)	—
• Contract transfers	15,064,071	25,316,853	12,304	2,481,628	(684,419)	16,610	—
	96,410,132	91,142,701	19,377	17,331,244	11,019	9,545	—
Annuity Reserves:
• Annuity Payments	(186,622)	(173,301)	—	(78,965)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	784	664	—	778	—	—	—
	(185,838)	(172,637)	—	(78,187)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	96,224,294	90,970,064	19,377	17,253,057	11,019	9,545	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	194,853,229	159,405,970	25,258	57,704,105	19,316	9,766	—
NET ASSETS AT DECEMBER 31, 2017	$543,233,094	$463,148,709	$82,336	$192,818,815	$7,257,311	$127,785	$—

See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund - Standard Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$14,227	$165,654,313	$488,196	$547,885,035	$110,478	$212,918,114
Changes From Operations:
• Net investment income (loss)	(33)	(1,817,338)	2,195	1,341,237	5,418	5,374,881
• Net realized gain (loss) on investments	977	13,329,836	42,062	1,714,287	622	(42,001,074)
• Net change in unrealized appreciation or depreciation on investments	(795)	(6,058,489)	(11,475)	60,522,167	21,822	48,743,340
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149	5,454,009	32,782	63,577,691	27,862	12,117,147
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	4,679,474	134,560	78,304,952	21,000	3,479,747
• Contract withdrawals and transfers to annuity reserves	—	(12,680,657)	(14,228)	(35,949,367)	(5,196)	(10,518,369)
• Contract transfers	(14,376)	(11,508,831)	—	87,943,294	220,726	(217,996,639)
	(14,376)	(19,510,014)	120,332	130,298,879	236,530	(225,035,261)
Annuity Reserves:
• Annuity Payments	—	(18,612)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	157	—	2,123	—	—
	—	(18,455)	—	2,123	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,376)	(19,528,469)	120,332	130,301,002	236,530	(225,035,261)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,227)	(14,074,460)	153,114	193,878,693	264,392	(212,918,114)
NET ASSETS AT DECEMBER 31, 2016	—	151,579,853	641,310	741,763,728	374,870	—
Changes From Operations:
• Net investment income (loss)	—	(2,845,977)	(3,327)	172,244	6,757	—
• Net realized gain (loss) on investments	—	12,784,099	34,366	10,599,885	2,443	—
• Net change in unrealized appreciation or depreciation on investments	—	27,540,152	146,674	100,117,635	59,427	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	37,478,274	177,713	110,889,764	68,627	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	15,572,999	13,384	45,023,550	42,587	—
• Contract withdrawals and transfers to annuity reserves	—	(15,032,909)	(22,497)	(53,585,824)	(9,904)	—
• Contract transfers	—	(2,221,961)	24,289	47,910,829	71,110	—
	—	(1,681,871)	15,176	39,348,555	103,793	—
Annuity Reserves:
• Annuity Payments	—	(22,033)	—	(190)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	882	—	(2,154)	—	—
	—	(21,151)	—	(2,344)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,703,022)	15,176	39,346,211	103,793	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	35,775,252	192,889	150,235,975	172,420	—
NET ASSETS AT DECEMBER 31, 2017	$—	$187,355,105	$834,199	$891,999,703	$547,290	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$139,424	$905,299,405	$255,285	$—	$741,288,073	$653,809	$3,524,117
Changes From Operations:
• Net investment income (loss)	3,999	(8,932,719)	(883)	353,343	(6,121,168)	4,251	105,505
• Net realized gain (loss) on investments	(27,906)	(7,339,702)	(7,308)	(4,356)	(7,336,640)	(4,401)	(24,523)
• Net change in unrealized appreciation or depreciation on investments	34,659	23,566,061	13,031	(391,765)	25,302,796	19,536	169,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,752	7,293,640	4,840	(42,778)	11,844,988	19,386	250,421
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	59,002,775	18,750	20,871,675	20,267,724	134,931	2,771,682
• Contract withdrawals and transfers to annuity reserves	(26,764)	(52,801,633)	(105,067)	(555,298)	(62,178,626)	(82,168)	(371,412)
• Contract transfers	(123,412)	(8,311,442)	(13,854)	47,170,631	37,598,715	120,421	124,992
	(150,176)	(2,110,300)	(100,171)	67,487,008	(4,312,187)	173,184	2,525,262
Annuity Reserves:
• Annuity Payments	—	(3,785)	—	—	(17,615)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	123	—	—	(584)	—	—
	—	(3,662)	—	—	(18,199)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,176)	(2,113,962)	(100,171)	67,487,008	(4,330,386)	173,184	2,525,262
TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,424)	5,179,678	(95,331)	67,444,230	7,514,602	192,570	2,775,683
NET ASSETS AT DECEMBER 31, 2016	—	910,479,083	159,954	67,444,230	748,802,675	846,379	6,299,800
Changes From Operations:
• Net investment income (loss)	—	(9,033,996)	141	(19,866)	35,990	16,112	153,881
• Net realized gain (loss) on investments	—	(2,186,251)	(138)	681,583	(4,154,602)	(1,247)	18,169
• Net change in unrealized appreciation or depreciation on investments	—	106,332,311	19,218	13,879,871	6,198,065	6,820	123,821
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	95,112,064	19,221	14,541,588	2,079,453	21,685	295,871
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	42,165,089	—	65,803,461	31,169,399	926,578	1,708,341
• Contract withdrawals and transfers to annuity reserves	—	(65,687,499)	(4,027)	(6,134,153)	(75,239,331)	(43,683)	(588,477)
• Contract transfers	—	(35,142,317)	1,475	55,245,534	82,663,728	218,983	257,523
	—	(58,664,727)	(2,552)	114,914,842	38,593,796	1,101,878	1,377,387
Annuity Reserves:
• Annuity Payments	—	(5,746)	—	—	(18,991)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(469)	—	—	(68)	—	—
	—	(6,215)	—	—	(19,059)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(58,670,942)	(2,552)	114,914,842	38,574,737	1,101,878	1,377,387
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	36,441,122	16,669	129,456,430	40,654,190	1,123,563	1,673,258
NET ASSETS AT DECEMBER 31, 2017	$—	$946,920,205	$176,623	$196,900,660	$789,456,865	$1,969,942	$7,973,058

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund - Standard Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$220,487	$—	$—	$26,647,714	$304,560	$122,709,888
Changes From Operations:
• Net investment income (loss)	6,408	—	166,832	(345,721)	(875)	(667,361)
• Net realized gain (loss) on investments	(1,529)	—	56,521	1,288,501	(11,705)	(65,661)
• Net change in unrealized appreciation or depreciation on investments	10,298	—	1,144,476	1,210,524	7,285	12,261,337
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,177	—	1,367,829	2,153,304	(5,295)	11,528,315
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	53,274	—	29,603,818	2,691,032	103,020	46,088,222
• Contract withdrawals and transfers to annuity reserves	(25,212)	—	(1,619,560)	(1,540,971)	(13,667)	(8,393,691)
• Contract transfers	(6,538)	—	89,024,303	(29,951,079)	(388,618)	42,907,604
	21,524	—	117,008,561	(28,801,018)	(299,265)	80,602,135
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,524	—	117,008,561	(28,801,018)	(299,265)	80,602,135
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,701	—	118,376,390	(26,647,714)	(304,560)	92,130,450
NET ASSETS AT DECEMBER 31, 2016	257,188	—	118,376,390	—	—	214,840,338
Changes From Operations:
• Net investment income (loss)	6,223	24,205	(824,358)	—	—	(1,193,333)
• Net realized gain (loss) on investments	(392)	51,554	1,500,045	—	—	3,238,659
• Net change in unrealized appreciation or depreciation on investments	6,499	(31,782)	19,092,830	—	—	39,450,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,330	43,977	19,768,517	—	—	41,495,954
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,924	978,277	58,323,960	—	—	13,630,274
• Contract withdrawals and transfers to annuity reserves	(45,005)	(11,816)	(13,588,594)	—	—	(12,253,427)
• Contract transfers	(16,496)	693,213	54,170,217	—	—	6,596,180
	(53,577)	1,659,674	98,905,583	—	—	7,973,027
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,577)	1,659,674	98,905,583	—	—	7,973,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,247)	1,703,651	118,674,100	—	—	49,468,981
NET ASSETS AT DECEMBER 31, 2017	$215,941	$1,703,651	$237,050,490	$—	$—	$264,309,319

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP Clarion Global Real Estate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$68,980	$358,222,133	$2,331,556	$285,610,686	$—	$105,644,091	$306,765
Changes From Operations:
• Net investment income (loss)	187	(5,585,840)	(32,189)	(5,153,778)	(486)	2,298,356	12,011
• Net realized gain (loss) on investments	(37)	3,010,128	93,618	6,246,295	1,791	2,906,371	878
• Net change in unrealized appreciation or depreciation on investments	5,249	(6,743,741)	(132,995)	(1,146,337)	3,878	(5,718,165)	(9,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,399	(9,319,453)	(71,566)	(53,820)	5,183	(513,438)	3,040
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	64,257,766	27,246	44,300,552	62,734	5,415,493	43,422
• Contract withdrawals and transfers to annuity reserves	(1,934)	(23,262,487)	(176,890)	(18,025,978)	(96)	(8,601,683)	(1,846)
• Contract transfers	(2,175)	53,539,426	161,574	129,305,103	11,668	(3,518,156)	(27,788)
	(4,109)	94,534,705	11,930	155,579,677	74,306	(6,704,346)	13,788
Annuity Reserves:
• Annuity Payments	—	—	—	(5,086)	—	(11,212)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	78	—	(2,460)	—
	—	—	—	(5,008)	—	(13,672)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,109)	94,534,705	11,930	155,574,669	74,306	(6,718,018)	13,788
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,290	85,215,252	(59,636)	155,520,849	79,489	(7,231,456)	16,828
NET ASSETS AT DECEMBER 31, 2016	70,270	443,437,385	2,271,920	441,131,535	79,489	98,412,635	323,593
Changes From Operations:
• Net investment income (loss)	303	(5,976,417)	(30,356)	(7,719,353)	(661)	2,513,051	23,009
• Net realized gain (loss) on investments	934	24,146,098	224,375	4,367,149	1,953	1,672,028	5
• Net change in unrealized appreciation or depreciation on investments	12,347	88,753,117	300,029	101,829,186	15,701	4,379,157	28,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,584	106,922,798	494,048	98,476,982	16,993	8,564,236	51,158
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	38,109,056	15,413	22,322,071	—	3,642,743	195,967
• Contract withdrawals and transfers to annuity reserves	(1,978)	(35,439,529)	(295,001)	(32,103,643)	(141)	(9,025,778)	(1,829)
• Contract transfers	(4,541)	29,284,361	(64,410)	(20,339,648)	(12,349)	1,942,735	50,806
	(6,519)	31,953,888	(343,998)	(30,121,220)	(12,490)	(3,440,300)	244,944
Annuity Reserves:
• Annuity Payments	—	—	—	(5,564)	—	(13,950)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	108	—	210	—
	—	—	—	(5,456)	—	(13,740)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,519)	31,953,888	(343,998)	(30,126,676)	(12,490)	(3,454,040)	244,944
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,065	138,876,686	150,050	68,350,306	4,503	5,110,196	296,102
NET ASSETS AT DECEMBER 31, 2017	$77,335	$582,314,071	$2,421,970	$509,481,841	$83,992	$103,522,831	$619,695
See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$50,734,955	$2,823,625,874	$94,155,133	$723,155,146	$1,749,425	$60,575,856
Changes From Operations:
• Net investment income (loss)	(513,440)	31,704,830	846,373	(11,832,951)	(15,220)	(244,482)
• Net realized gain (loss) on investments	1,549,984	37,354,250	1,625,306	(2,968,380)	(15,316)	7,576,796
• Net change in unrealized appreciation or depreciation on investments	1,033,286	(46,800,327)	(1,406,880)	16,655,550	46,321	(4,773,577)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,069,830	22,258,753	1,064,799	1,854,219	15,785	2,558,737
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,098,902	247,817,075	677,316	21,707,015	180,488	1,509,178
• Contract withdrawals and transfers to annuity reserves	(3,076,428)	(230,845,148)	(10,756,623)	(54,143,639)	(97,559)	(5,654,730)
• Contract transfers	19,059,296	197,220,596	(558,746)	8,543,091	(501,303)	(1,443,376)
	30,081,770	214,192,523	(10,638,053)	(23,893,533)	(418,374)	(5,588,928)
Annuity Reserves:
• Annuity Payments	—	(98,381)	(47,393)	(1,303)	—	(278)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4,514)	(16,642)	(531)	—	—
	—	(102,895)	(64,035)	(1,834)	—	(278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,081,770	214,089,628	(10,702,088)	(23,895,367)	(418,374)	(5,589,206)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,151,600	236,348,381	(9,637,289)	(22,041,148)	(402,589)	(3,030,469)
NET ASSETS AT DECEMBER 31, 2016	82,886,555	3,059,974,255	84,517,844	701,113,998	1,346,836	57,545,387
Changes From Operations:
• Net investment income (loss)	(884,379)	38,543,399	841,960	(6,219,280)	3,957	(388,683)
• Net realized gain (loss) on investments	3,943,457	(862,686)	1,101,256	97,983	3,861	6,776,604
• Net change in unrealized appreciation or depreciation on investments	11,799,975	42,543,795	148,799	10,317,261	19,779	3,255,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,859,053	80,224,508	2,092,015	4,195,964	27,597	9,643,480
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	15,473,195	213,222,347	1,454,906	39,974,178	823,351	2,127,286
• Contract withdrawals and transfers to annuity reserves	(5,061,234)	(269,504,584)	(11,384,295)	(65,626,540)	(194,025)	(5,753,947)
• Contract transfers	13,683,877	320,494,459	(111,954)	89,125,280	(40,620)	(3,564,559)
	24,095,838	264,212,222	(10,041,343)	63,472,918	588,706	(7,191,220)
Annuity Reserves:
• Annuity Payments	—	(119,840)	(30,079)	(5,922)	—	(317)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(579)	1,421	(602)	—	—
	—	(120,419)	(28,658)	(6,524)	—	(317)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	24,095,838	264,091,803	(10,070,001)	63,466,394	588,706	(7,191,537)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,954,891	344,316,311	(7,977,986)	67,662,358	616,303	2,451,943
NET ASSETS AT DECEMBER 31, 2017	$121,841,446	$3,404,290,566	$76,539,858	$768,776,356	$1,963,139	$59,997,330

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$8,181,511	$50,665,570	$14,777,248	$4,810,124	$5,366,591	$341,341	$234,564,080
Changes From Operations:
• Net investment income (loss)	(10,378)	(106,204)	(52,154)	(2,138)	59,245	20,624	1,268,317
• Net realized gain (loss) on investments	1,137,503	7,963,222	1,259,897	448,096	(14,083)	(23)	245,048
• Net change in unrealized appreciation or depreciation on investments	(783,985)	1,433,242	(735,356)	(275,883)	335,715	15,255	(287,727)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	343,140	9,290,260	472,387	170,075	380,877	35,856	1,225,638
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	39,611	1,721,486	92,615	7,650	1,437,711	601,859	22,050,132
• Contract withdrawals and transfers to annuity reserves	(658,125)	(4,017,715)	(1,567,702)	(570,194)	(652,201)	(5,580)	(12,925,490)
• Contract transfers	(447,886)	1,896,651	(602,607)	8,133	3,770,714	525,656	10,458,457
	(1,066,400)	(399,578)	(2,077,694)	(554,411)	4,556,224	1,121,935	19,583,099
Annuity Reserves:
• Annuity Payments	(8,082)	(987)	—	(3,459)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	66	12	—	10	—	—	—
	(8,016)	(975)	—	(3,449)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,074,416)	(400,553)	(2,077,694)	(557,860)	4,556,224	1,121,935	19,583,099
TOTAL INCREASE (DECREASE) IN NET ASSETS	(731,276)	8,889,707	(1,605,307)	(387,785)	4,937,101	1,157,791	20,808,737
NET ASSETS AT DECEMBER 31, 2016	7,450,235	59,555,277	13,171,941	4,422,339	10,303,692	1,499,132	255,372,817
Changes From Operations:
• Net investment income (loss)	(28,234)	(364,135)	34,436	24,639	214,354	46,763	1,703,864
• Net realized gain (loss) on investments	963,201	6,735,366	865,213	289,435	484,346	41,031	1,022,977
• Net change in unrealized appreciation or depreciation on investments	329,016	3,589,336	345,537	134,730	4,422,462	514,639	60,947,545
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,263,983	9,960,567	1,245,186	448,804	5,121,162	602,433	63,674,386
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	102,821	11,054,579	645,529	66,925	15,358,503	1,515,639	31,965,272
• Contract withdrawals and transfers to annuity reserves	(980,801)	(6,109,742)	(2,110,134)	(456,575)	(1,629,172)	(217,669)	(20,116,250)
• Contract transfers	(259,854)	4,029,451	303,712	135,772	12,476,216	173,122	29,257,426
	(1,137,834)	8,974,288	(1,160,893)	(253,878)	26,205,547	1,471,092	41,106,448
Annuity Reserves:
• Annuity Payments	(13,741)	(1,129)	—	(3,649)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(270)	18	—	16	—	—	—
	(14,011)	(1,111)	—	(3,633)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,151,845)	8,973,177	(1,160,893)	(257,511)	26,205,547	1,471,092	41,106,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,138	18,933,744	84,293	191,293	31,326,709	2,073,525	104,780,834
NET ASSETS AT DECEMBER 31, 2017	$7,562,373	$78,489,021	$13,256,234	$4,613,632	$41,630,401	$3,572,657	$360,153,651

See accompanying notes.

	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,794,623	$39,639,227	$942,332	$3,485,776	$516,873	$378,661,197
Changes From Operations:
• Net investment income (loss)	20,481	(108,750)	17,821	24,713	11,283	(2,124,279)
• Net realized gain (loss) on investments	(32,117)	16,648,190	493,953	85,965	9,792	36,532,521
• Net change in unrealized appreciation or depreciation on investments	11,815	(11,119,214)	(359,488)	1,010,897	122,650	4,914,808
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179	5,420,226	152,286	1,121,575	143,725	39,323,050
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,440	3,255,758	265,922	2,205,713	314,622	47,264,364
• Contract withdrawals and transfers to annuity reserves	(25,871)	(3,583,094)	(5,820)	(1,286,537)	(3,529)	(23,769,612)
• Contract transfers	(441,660)	7,901,095	222,012	9,529,681	296,185	55,925,951
	(454,091)	7,573,759	482,114	10,448,857	607,278	79,420,703
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(454,091)	7,573,759	482,114	10,448,857	607,278	79,420,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	(453,912)	12,993,985	634,400	11,570,432	751,003	118,743,753
NET ASSETS AT DECEMBER 31, 2016	1,340,711	52,633,212	1,576,732	15,056,208	1,267,876	497,404,950
Changes From Operations:
• Net investment income (loss)	21,338	(225,591)	41,690	(102,819)	20,600	(3,964,451)
• Net realized gain (loss) on investments	10,834	380,370	64,350	905,930	43,142	4,837,317
• Net change in unrealized appreciation or depreciation on investments	277,598	12,158,023	542,056	3,472,176	339,358	93,723,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	309,770	12,312,802	648,096	4,275,287	403,100	94,596,620
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,559	23,365,093	1,621,806	14,862,984	1,634,803	50,972,312
• Contract withdrawals and transfers to annuity reserves	(72,456)	(8,383,968)	(768,885)	(2,267,070)	(83,241)	(41,229,179)
• Contract transfers	(165,639)	9,595,174	1,097,887	4,785,934	33,941	72,016,869
	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(192,536)	24,576,299	1,950,808	17,381,848	1,585,503	81,760,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	117,234	36,889,101	2,598,904	21,657,135	1,988,603	176,356,622
NET ASSETS AT DECEMBER 31, 2017	$1,457,945	$89,522,313	$4,175,636	$36,713,343	$3,256,479	$673,761,572

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$4,437,665	$408,799,837	$3,514,167	$683,969,015	$2,083,712	$—	$166,643,018
Changes From Operations:
• Net investment income (loss)	17,817	(722,439)	61,749	(2,278,673)	(8,848)	—	2,017,393
• Net realized gain (loss) on investments	302,418	633,124	1,809	(7,135,923)	(30,408)	—	1,692,067
• Net change in unrealized appreciation or depreciation on investments	66,793	(410,182)	(45,780)	15,483,363	30,099	—	16,890,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	387,028	(499,497)	17,778	6,068,767	(9,157)	—	20,599,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	102,102	38,965,967	593,624	65,572,647	133,724	—	52,503,201
• Contract withdrawals and transfers to annuity reserves	(38,928)	(33,775,995)	(128,714)	(39,317,724)	(88,330)	—	(10,889,342)
• Contract transfers	(1,433,832)	59,993,262	1,446,715	8,994,145	6,725	—	29,719,928
	(1,370,658)	65,183,234	1,911,625	35,249,068	52,119	—	71,333,787
Annuity Reserves:
• Annuity Payments	—	(2,028)	—	(223)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(545)	—	—	—
	—	(2,028)	—	(768)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,370,658)	65,181,206	1,911,625	35,248,300	52,119	—	71,333,787
TOTAL INCREASE (DECREASE) IN NET ASSETS	(983,630)	64,681,709	1,929,403	41,317,067	42,962	—	91,933,688
NET ASSETS AT DECEMBER 31, 2016	3,454,035	473,481,546	5,443,570	725,286,082	2,126,674	—	258,576,706
Changes From Operations:
• Net investment income (loss)	9,298	665,889	110,653	(3,824,960)	84,868	286	4,547,556
• Net realized gain (loss) on investments	87,620	332,563	11,641	4,947,793	10,332	—	1,097,717
• Net change in unrealized appreciation or depreciation on investments	357,544	3,967,678	26,454	134,434,550	290,597	(286)	19,381,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	454,462	4,966,130	148,748	135,557,383	385,797	—	25,026,588
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	218,853	73,109,943	3,216,925	66,386,492	4,040,960	13,429	15,904,100
• Contract withdrawals and transfers to annuity reserves	(305,372)	(41,230,594)	(782,913)	(51,914,119)	(160,766)	—	(15,258,482)
• Contract transfers	(1,475,182)	60,588,329	417,423	(32,611,097)	1,031,005	—	26,108,112
	(1,561,701)	92,467,678	2,851,435	(18,138,724)	4,911,199	13,429	26,753,730
Annuity Reserves:
• Annuity Payments	—	(2,112)	—	(1,442)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	84	—	—	—
	—	(2,111)	—	(1,358)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,561,701)	92,465,567	2,851,435	(18,140,082)	4,911,199	13,429	26,753,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,107,239)	97,431,697	3,000,183	117,417,301	5,296,996	13,429	51,780,318
NET ASSETS AT DECEMBER 31, 2017	$2,346,796	$570,913,243	$8,443,753	$842,703,383	$7,423,670	$13,429	$310,357,024

See accompanying notes.

	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$9,674	$1,244,285,799	$113,698	$8,408,274,523	$4,002,312	$599,143,037
Changes From Operations:
• Net investment income (loss)	203	3,395,881	2,885	14,190,678	50,713	(9,714,796)
• Net realized gain (loss) on investments	(766)	24,578,959	3,312	13,350,811	(493)	(981,694)
• Net change in unrealized appreciation or depreciation on investments	1,643	10,213,318	1,105	210,948,115	108,205	2,184,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,080	38,188,158	7,302	238,489,604	158,425	(8,512,367)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	49,501,176	—	244,353,868	23	24,796,171
• Contract withdrawals and transfers to annuity reserves	(132)	(109,799,431)	(45,529)	(466,038,614)	(150,746)	(41,469,325)
• Contract transfers	(286)	33,337,383	99,994	(218,419,014)	355	20,282,941
	(418)	(26,960,872)	54,465	(440,103,760)	(150,368)	3,609,787
Annuity Reserves:
• Annuity Payments	—	(3,706)	—	(1,938)	—	(32,740)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,991	—	1,958	—	(1,694)
	—	(1,715)	—	20	—	(34,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(418)	(26,962,587)	54,465	(440,103,740)	(150,368)	3,575,353
TOTAL INCREASE (DECREASE) IN NET ASSETS	662	11,225,571	61,767	(201,614,136)	8,057	(4,937,014)
NET ASSETS AT DECEMBER 31, 2016	10,336	1,255,511,370	175,465	8,206,660,387	4,010,369	594,206,023
Changes From Operations:
• Net investment income (loss)	315	3,416,488	3,051	47,734,411	126,737	(10,240,179)
• Net realized gain (loss) on investments	1	20,830,534	1,450	81,643,441	12,841	2,175,200
• Net change in unrealized appreciation or depreciation on investments	774	73,431,387	12,641	941,703,538	474,412	26,993,047
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,090	97,678,409	17,142	1,071,081,390	613,990	18,928,068
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	25,506,601	—	186,282,640	2,587,311	11,350,776
• Contract withdrawals and transfers to annuity reserves	(122)	(117,440,614)	(4,182)	(573,375,646)	(183,294)	(53,177,368)
• Contract transfers	278	(73,653,698)	1,589	(214,989,293)	50,086	80,454,885
	156	(165,587,711)	(2,593)	(602,082,299)	2,454,103	38,628,293
Annuity Reserves:
• Annuity Payments	—	(7,391)	—	(21,659)	—	(36,625)
• Receipt (reimbursement) of mortality guarantee adjustments	—	780	—	14,314	—	(462)
	—	(6,611)	—	(7,345)	—	(37,087)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	156	(165,594,322)	(2,593)	(602,089,644)	2,454,103	38,591,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,246	(67,915,913)	14,549	468,991,746	3,068,093	57,519,274
NET ASSETS AT DECEMBER 31, 2017	$11,582	$1,187,595,457	$190,014	$8,675,652,133	$7,078,462	$651,725,297

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$53,033	$6,624,070,189	$767,170	$2,467,548	$19,182	$243,717,501	$28,823,142
Changes From Operations:
• Net investment income (loss)	(1,622)	3,575,128	5,974	77,733	829	(4,093,268)	(460,355)
• Net realized gain (loss) on investments	2,594	94,546,065	5,788	(22,853)	(151)	—	—
• Net change in unrealized appreciation or depreciation on investments	(9,201)	65,734,214	15,490	200,936	1,317	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,229)	163,855,407	27,252	255,816	1,995	(4,093,268)	(460,355)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	578,640	250,453,417	25,501	1,486,760	15,274	25,690,477	2,309,355
• Contract withdrawals and transfers to annuity reserves	(2,134)	(449,025,570)	(39,628)	(70,092)	(330)	(115,359,862)	(9,541,595)
• Contract transfers	882	(77,167,756)	74,375	(215,510)	(6,899)	71,342,641	5,198,922
	577,388	(275,739,909)	60,248	1,201,158	8,045	(18,326,744)	(2,033,318)
Annuity Reserves:
• Annuity Payments	—	(31,012)	—	—	—	(17,325)	(4,468)
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,349	—	—	—	152	638
	—	(28,663)	—	—	—	(17,173)	(3,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	577,388	(275,768,572)	60,248	1,201,158	8,045	(18,343,917)	(2,037,148)
TOTAL INCREASE (DECREASE) IN NET ASSETS	569,159	(111,913,165)	87,500	1,456,974	10,040	(22,437,185)	(2,497,503)
NET ASSETS AT DECEMBER 31, 2016	622,192	6,512,157,024	854,670	3,924,522	29,222	221,280,316	26,325,639
Changes From Operations:
• Net investment income (loss)	(2,781)	32,372,420	15,995	141,009	1,050	(3,062,281)	(301,103)
• Net realized gain (loss) on investments	4,282	72,615,815	1,467	36,970	(185)	7,246	884
• Net change in unrealized appreciation or depreciation on investments	29,409	661,581,775	104,757	212,570	1,728	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,910	766,570,010	122,219	390,549	2,593	(3,055,035)	(300,219)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	90,844	160,703,805	45,975	3,621,117	21,232	46,426,263	9,565,897
• Contract withdrawals and transfers to annuity reserves	(26,974)	(512,806,806)	(39,905)	(199,539)	(282)	(105,270,462)	(11,241,149)
• Contract transfers	11,716	(185,783,991)	260,394	1,896,247	(6,866)	53,313,110	(1,531,614)
	75,586	(537,886,992)	266,464	5,317,825	14,084	(5,531,089)	(3,206,866)
Annuity Reserves:
• Annuity Payments	—	(218,255)	—	—	—	(16,419)	(3,202)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(25,901)	—	—	—	349	641
	—	(244,156)	—	—	—	(16,070)	(2,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	75,586	(538,131,148)	266,464	5,317,825	14,084	(5,547,159)	(3,209,427)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,496	228,438,862	388,683	5,708,374	16,677	(8,602,194)	(3,509,646)
NET ASSETS AT DECEMBER 31, 2017	$728,688	$6,740,595,886	$1,243,353	$9,632,896	$45,899	$212,678,122	$22,815,993

See accompanying notes.

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$112,125,691	$112,987,141	$73,270	$144,644,651	$34,516	$—
Changes From Operations:
• Net investment income (loss)	(984,683)	(1,129,898)	(141)	6,142,757	6,765	—
• Net realized gain (loss) on investments	2,859,989	(1,350,182)	(533)	(1,625,716)	(75)	—
• Net change in unrealized appreciation or depreciation on investments	15,150,810	7,921,630	4,476	12,396,752	3,710	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,026,116	5,441,550	3,802	16,913,793	10,400	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60,889,322	7,917,385	—	8,901,042	—	—
• Contract withdrawals and transfers to annuity reserves	(8,782,420)	(6,093,015)	(2,537)	(11,596,018)	(1,224)	—
• Contract transfers	71,461,852	5,665,934	(886)	13,096,543	91,655	—
	123,568,754	7,490,304	(3,423)	10,401,567	90,431	—
Annuity Reserves:
• Annuity Payments	—	—	—	(11,441)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(218)	—	—
	—	—	—	(11,659)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	123,568,754	7,490,304	(3,423)	10,389,908	90,431	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,594,870	12,931,854	379	27,303,701	100,831	—
NET ASSETS AT DECEMBER 31, 2016	252,720,561	125,918,995	73,649	171,948,352	135,347	—
Changes From Operations:
• Net investment income (loss)	(1,601,550)	(181,744)	484	7,714,343	17,001	28,451
• Net realized gain (loss) on investments	6,955,408	886,284	407	579,309	2,527	34,085
• Net change in unrealized appreciation or depreciation on investments	19,350,771	18,714,807	11,283	96,597	(5,524)	(36,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,704,629	19,419,347	12,174	8,390,249	14,004	25,541
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,941,330	6,355,425	—	12,762,323	190,941	855,362
• Contract withdrawals and transfers to annuity reserves	(15,705,746)	(7,188,987)	(2,587)	(15,058,613)	(8,704)	(50,954)
• Contract transfers	25,066,898	(5,310,095)	(2,844)	3,464,806	(25,047)	686,373
	32,302,482	(6,143,657)	(5,431)	1,168,516	157,190	1,490,781
Annuity Reserves:
• Annuity Payments	—	—	—	(16,114)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	5	—	—
	—	—	—	(16,109)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	32,302,482	(6,143,657)	(5,431)	1,152,407	157,190	1,490,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,007,111	13,275,690	6,743	9,542,656	171,194	1,516,322
NET ASSETS AT DECEMBER 31, 2017	$309,727,672	$139,194,685	$80,392	$181,491,008	$306,541	$1,516,322

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP JPMorgan Retirement Income Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Managed Risk Profile 2010 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$386,903,796	$202,679	$4,819,910	$10,787,116	$6,240,374	$5,465,955
Changes From Operations:
• Net investment income (loss)	—	(4,863,746)	(76)	10,380	13,332	(11,707)	(22,236)
• Net realized gain (loss) on investments	—	1,293,611	(2,087)	249,602	426,845	268,454	267,988
• Net change in unrealized appreciation or depreciation on investments	—	40,047,751	28,311	(139,005)	(193,002)	(169,022)	(167,945)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	36,477,616	26,148	120,977	247,175	87,725	77,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	82,112,328	73,750	26,058	36,815	15,472	59,589
• Contract withdrawals and transfers to annuity reserves	—	(23,599,088)	(40,232)	(376,381)	(829,045)	(707,444)	(253,114)
• Contract transfers	—	46,897,475	(1,336)	565,732	121,924	(617,932)	(1,406,823)
	—	105,410,715	32,182	215,409	(670,306)	(1,309,904)	(1,600,348)
Annuity Reserves:
• Annuity Payments	—	(3,813)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	122	—	—	—	—	—
	—	(3,691)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	105,407,024	32,182	215,409	(670,306)	(1,309,904)	(1,600,348)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	141,884,640	58,330	336,386	(423,131)	(1,222,179)	(1,522,541)
NET ASSETS AT DECEMBER 31, 2016	—	528,788,436	261,009	5,156,296	10,363,985	5,018,195	3,943,414
Changes From Operations:
• Net investment income (loss)	17,945	(4,678,737)	20	6,525	(1,082)	(1,909)	9,977
• Net realized gain (loss) on investments	13,568	6,783,383	15,195	168,250	570,448	246,417	154,698
• Net change in unrealized appreciation or depreciation on investments	(17,621)	66,856,636	23,481	224,975	409,536	295,885	339,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,892	68,961,282	38,696	399,750	978,902	540,393	503,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	29,405,366	120,856	67,048	26,828	26,083	126,920
• Contract withdrawals and transfers to annuity reserves	(451)	(35,513,128)	(53,742)	(873,101)	(1,404,361)	(509,371)	(239,932)
• Contract transfers	756,405	27,971,537	(65,899)	1,064,937	209,292	47,656	368,819
	755,954	21,863,775	1,215	258,884	(1,168,241)	(435,632)	255,807
Annuity Reserves:
• Annuity Payments	—	(4,041)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	164	—	—	—	—	—
	—	(3,877)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	755,954	21,859,898	1,215	258,884	(1,168,241)	(435,632)	255,807
TOTAL INCREASE (DECREASE) IN NET ASSETS	769,846	90,821,180	39,911	658,634	(189,339)	104,761	759,708
NET ASSETS AT DECEMBER 31, 2017	$769,846	$619,609,616	$300,920	$5,814,930	$10,174,646	$5,122,956	$4,703,122
See accompanying notes.

	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$169,165,297	$151,468,387	$21,813	$823,905,112	$8,726	$278,699,287
Changes From Operations:
• Net investment income (loss)	(997,641)	17,206	356	4,488,733	849	3,637,939
• Net realized gain (loss) on investments	(1,383,260)	1,708,538	651	70,698,027	665	6,929,716
• Net change in unrealized appreciation or depreciation on investments	(3,427,852)	(1,248,489)	(213)	25,463,704	544	(3,920,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,808,753)	477,255	794	100,650,464	2,058	6,646,932
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,932,119	4,761,859	—	22,707,053	36,232	4,684,524
• Contract withdrawals and transfers to annuity reserves	(9,814,871)	(11,136,718)	—	(64,621,030)	(55)	(23,926,226)
• Contract transfers	21,779,111	5,898,283	8,176	(6,865,802)	1,574	6,330,030
	34,896,359	(476,576)	8,176	(48,779,779)	37,751	(12,911,672)
Annuity Reserves:
• Annuity Payments	—	(1,570)	—	(57,787)	—	(5,001)
• Receipt (reimbursement) of mortality guarantee adjustments	—	21	—	(799)	—	(145)
	—	(1,549)	—	(58,586)	—	(5,146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,896,359	(478,125)	8,176	(48,838,365)	37,751	(12,916,818)
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,087,606	(870)	8,970	51,812,099	39,809	(6,269,886)
NET ASSETS AT DECEMBER 31, 2016	198,252,903	151,467,517	30,783	875,717,211	48,535	272,429,401
Changes From Operations:
• Net investment income (loss)	(1,065,504)	(728,779)	(24)	2,905,091	21,130	4,539,864
• Net realized gain (loss) on investments	1,824,715	6,790,429	7,895	55,353,186	7,695	1,978,619
• Net change in unrealized appreciation or depreciation on investments	53,464,182	38,473,279	668	78,314,054	64,830	43,341,379
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,223,393	44,534,929	8,539	136,572,331	93,655	49,859,862
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	27,100,196	9,861,223	5,805	44,824,792	1,386,224	6,094,883
• Contract withdrawals and transfers to annuity reserves	(13,678,643)	(13,451,900)	—	(74,432,161)	(1,553)	(25,340,245)
• Contract transfers	24,547,971	(2,739,184)	(36,856)	(5,149,123)	1,613	(19,228,139)
	37,969,524	(6,329,861)	(31,051)	(34,756,492)	1,386,284	(38,473,501)
Annuity Reserves:
• Annuity Payments	—	(2,500)	—	(82,100)	—	(7,630)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(133)	—	(1,542)	—	(202)
	—	(2,633)	—	(83,642)	—	(7,832)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,969,524	(6,332,494)	(31,051)	(34,840,134)	1,386,284	(38,481,333)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,192,917	38,202,435	(22,512)	101,732,197	1,479,939	11,378,529
NET ASSETS AT DECEMBER 31, 2017	$290,445,820	$189,669,952	$8,271	$977,449,408	$1,528,474	$283,807,930

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVI Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Select Core Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$12,634,030	$19,025,104	$—	$220,065,680	$1,512,236	$412,240,126	$621,392
Changes From Operations:
• Net investment income (loss)	140,417	(41,201)	2,441	(205,394)	51,385	(3,877,898)	(553)
• Net realized gain (loss) on investments	302,584	(197,831)	5	867,371	10,129	(1,799,876)	(9,773)
• Net change in unrealized appreciation or depreciation on investments	(206,651)	1,269,746	4,256	1,417,357	(5,537)	24,968,290	19,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	236,350	1,030,714	6,702	2,079,334	55,977	19,290,516	8,950
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	205,339	4,447,399	176,718	70,439,661	1,050,183	16,365,647	154,549
• Contract withdrawals and transfers to annuity reserves	(1,274,189)	(1,153,597)	—	(39,018,020)	(261,252)	(22,385,899)	(5,015)
• Contract transfers	(239,927)	4,212,188	—	101,337,310	1,972,785	(9,144,704)	(574,029)
	(1,308,777)	7,505,990	176,718	132,758,951	2,761,716	(15,164,956)	(424,495)
Annuity Reserves:
• Annuity Payments	(3,624)	—	—	(1,175)	—	(3,377)	—
• Receipt (reimbursement) of mortality guarantee adjustments	258	—	—	1,702	—	85	—
	(3,366)	—	—	527	—	(3,292)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,312,143)	7,505,990	176,718	132,759,478	2,761,716	(15,168,248)	(424,495)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,075,793)	8,536,704	183,420	134,838,812	2,817,693	4,122,268	(415,545)
NET ASSETS AT DECEMBER 31, 2016	11,558,237	27,561,808	183,420	354,904,492	4,329,929	416,362,394	205,847
Changes From Operations:
• Net investment income (loss)	185,867	(40,598)	1,637	(236,064)	75,896	2,057,292	2,112
• Net realized gain (loss) on investments	108,936	596,241	1,371	546,128	873	9,359,101	9,221
• Net change in unrealized appreciation or depreciation on investments	1,795,641	5,075,013	32,866	(1,211,811)	(27,048)	54,145,743	12,791
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,090,444	5,630,656	35,874	(901,747)	49,721	65,562,136	24,124
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	178,089	3,762,284	—	47,435,438	2,131,398	9,311,562	—
• Contract withdrawals and transfers to annuity reserves	(1,607,027)	(2,110,651)	(4)	(49,452,127)	(90,063)	(29,968,688)	(3,168)
• Contract transfers	(218,220)	7,559,374	—	50,471,208	(140,314)	(24,363,741)	(93,625)
	(1,647,158)	9,211,007	(4)	48,454,519	1,901,021	(45,020,867)	(96,793)
Annuity Reserves:
• Annuity Payments	(1,260)	—	—	(1,155)	—	(3,718)	—
• Receipt (reimbursement) of mortality guarantee adjustments	295	—	—	221	—	115	—
	(965)	—	—	(934)	—	(3,603)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,648,123)	9,211,007	(4)	48,453,585	1,901,021	(45,024,470)	(96,793)
TOTAL INCREASE (DECREASE) IN NET ASSETS	442,321	14,841,663	35,870	47,551,838	1,950,742	20,537,666	(72,669)
NET ASSETS AT DECEMBER 31, 2017	$12,000,558	$42,403,471	$219,290	$402,456,330	$6,280,671	$436,900,060	$133,178

See accompanying notes.

	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$934,380,829	$741,796	$64,280,361	$177,202,319	$561,459	$136,712,693
Changes From Operations:
• Net investment income (loss)	3,538,097	15,237	132,088	789,975	10,977	2,513,364
• Net realized gain (loss) on investments	4,278,167	73	1,189,035	5,212,591	11,235	1,762,569
• Net change in unrealized appreciation or depreciation on investments	(6,008,706)	(5,548)	1,029,934	2,588,100	12,619	5,984,844
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,807,558	9,762	2,351,057	8,590,666	34,831	10,260,777
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	28,365,956	102,975	2,541,842	9,874,468	—	2,163,184
• Contract withdrawals and transfers to annuity reserves	(95,895,103)	(13,401)	(7,557,416)	(19,333,669)	(40,369)	(11,881,702)
• Contract transfers	104,706,269	296,479	7,179,506	9,141,568	32,323	(433,433)
	37,177,122	386,053	2,163,932	(317,633)	(8,046)	(10,151,951)
Annuity Reserves:
• Annuity Payments	(77,503)	—	(2,364)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	16	—	(1)	—	—	186
	(77,487)	—	(2,365)	—	—	186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,099,635	386,053	2,161,567	(317,633)	(8,046)	(10,151,765)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,907,193	395,815	4,512,624	8,273,033	26,785	109,012
NET ASSETS AT DECEMBER 31, 2016	973,288,022	1,137,611	68,792,985	185,475,352	588,244	136,821,705
Changes From Operations:
• Net investment income (loss)	5,132,499	49,977	240,532	2,850,820	19,521	3,756,806
• Net realized gain (loss) on investments	1,796,241	(864)	1,124,114	3,997,030	9,262	3,224,402
• Net change in unrealized appreciation or depreciation on investments	4,911,810	(14,737)	4,412,807	7,012,487	30,716	21,891,294
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,840,550	34,376	5,777,453	13,860,337	59,499	28,872,502
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,809,586	864,271	2,514,808	6,516,157	87,075	11,552,201
• Contract withdrawals and transfers to annuity reserves	(116,868,717)	(32,590)	(7,125,548)	(17,616,904)	(56,105)	(16,215,335)
• Contract transfers	85,626,110	637,935	2,093,485	97,665	—	2,184,981
	5,566,979	1,469,616	(2,517,255)	(11,003,082)	30,970	(2,478,153)
Annuity Reserves:
• Annuity Payments	(75,747)	—	(2,354)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	937	—	2	—	—	227
	(74,810)	—	(2,352)	—	—	227
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,492,169	1,469,616	(2,519,607)	(11,003,082)	30,970	(2,477,926)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,332,719	1,503,992	3,257,846	2,857,255	90,469	26,394,576
NET ASSETS AT DECEMBER 31, 2017	$990,620,741	$2,641,603	$72,050,831	$188,332,607	$678,713	$163,216,281

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$284,992	$153,201,469	$514,809	$866,175,460	$497,007	$257,372,034	$794,436
Changes From Operations:
• Net investment income (loss)	10,090	1,382,882	11,620	(41,818)	6,974	3,145,113	21,338
• Net realized gain (loss) on investments	(1,508)	(7,436,170)	(20,169)	(3,676,794)	(2,972)	431,868	(13,689)
• Net change in unrealized appreciation or depreciation on investments	17,182	27,018,393	85,927	33,318,462	23,414	(5,706,398)	(5,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,764	20,965,105	77,378	29,599,850	27,416	(2,129,417)	1,909
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	44,178	4,919,695	95,736	33,315,588	—	9,878,086	312,448
• Contract withdrawals and transfers to annuity reserves	(14,977)	(13,432,376)	(58,846)	(53,092,896)	(74,129)	(22,270,330)	(48,372)
• Contract transfers	70,727	(3,674,515)	(15,510)	(38,329,237)	91,274	15,534,298	(176,158)
	99,928	(12,187,196)	21,380	(58,106,545)	17,145	3,142,054	87,918
Annuity Reserves:
• Annuity Payments	—	(1,717)	—	(105,159)	—	(16,624)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	156	—	627	—	(236)	—
	—	(1,561)	—	(104,532)	—	(16,860)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,928	(12,188,757)	21,380	(58,211,077)	17,145	3,125,194	87,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,692	8,776,348	98,758	(28,611,227)	44,561	995,777	89,827
NET ASSETS AT DECEMBER 31, 2016	410,684	161,977,817	613,567	837,564,233	541,568	258,367,811	884,263
Changes From Operations:
• Net investment income (loss)	19,438	1,412,427	30,804	17,561,675	24,688	2,092,129	49,920
• Net realized gain (loss) on investments	(2,739)	181,232	22,104	5,753,349	1,706	7,598,264	41,593
• Net change in unrealized appreciation or depreciation on investments	81,152	33,035,560	127,454	78,041,881	53,964	46,931,670	192,708
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,851	34,629,219	180,362	101,356,905	80,358	56,622,063	284,221
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,192	8,492,353	698,003	33,017,369	97,006	16,478,214	1,553,421
• Contract withdrawals and transfers to annuity reserves	(16,013)	(17,815,333)	(49,279)	(63,042,593)	(17,552)	(29,432,959)	(130,502)
• Contract transfers	49,882	535,466	12,349	(32,179,004)	45,118	(4,575,998)	(160,628)
	81,061	(8,787,514)	661,073	(62,204,228)	124,572	(17,530,743)	1,262,291
Annuity Reserves:
• Annuity Payments	—	(1,451)	—	(108,757)	—	(16,100)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	187	—	754	—	241	—
	—	(1,264)	—	(108,003)	—	(15,859)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	81,061	(8,788,778)	661,073	(62,312,231)	124,572	(17,546,602)	1,262,291
TOTAL INCREASE (DECREASE) IN NET ASSETS	178,912	25,840,441	841,435	39,044,674	204,930	39,075,461	1,546,512
NET ASSETS AT DECEMBER 31, 2017	$589,596	$187,818,258	$1,455,002	$876,608,907	$746,498	$297,443,272	$2,430,775

See accompanying notes.

	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$79,614,522	$—	$286,594,249	$1,674,464	$172,633,442	$31,051
Changes From Operations:
• Net investment income (loss)	589,729	1,298	1,426,751	23,136	269,023	285
• Net realized gain (loss) on investments	(1,529,815)	(131)	37,544,393	137,905	(219,674)	12
• Net change in unrealized appreciation or depreciation on investments	(4,521,015)	(1,957)	12,246,942	150,158	14,670,664	1,951
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,461,101)	(790)	51,218,086	311,199	14,720,013	2,248
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	29,350,547	3	5,869,451	109,048	53,631,641	—
• Contract withdrawals and transfers to annuity reserves	(5,127,975)	(404)	(26,895,020)	(136,495)	(11,161,560)	(12)
• Contract transfers	237,537,206	145,117	(9,811,003)	310,401	34,675,507	2
	261,759,778	144,716	(30,836,572)	282,954	77,145,588	(10)
Annuity Reserves:
• Annuity Payments	—	—	(1,939)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	601	—	—	—
	—	—	(1,338)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	261,759,778	144,716	(30,837,910)	282,954	77,145,588	(10)
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,298,677	143,926	20,380,176	594,153	91,865,601	2,238
NET ASSETS AT DECEMBER 31, 2016	335,913,199	143,926	306,974,425	2,268,617	264,499,043	33,289
Changes From Operations:
• Net investment income (loss)	1,158,380	1,054	3,236,747	53,865	122,144	310
• Net realized gain (loss) on investments	4,605,631	2,393	54,764,702	382,440	3,612,039	279
• Net change in unrealized appreciation or depreciation on investments	65,253,170	27,384	(7,458,706)	3,522	50,415,399	5,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,017,181	30,831	50,542,743	439,827	54,149,582	6,466
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,085,316	27	24,418,742	396,964	41,074,368	—
• Contract withdrawals and transfers to annuity reserves	(21,949,969)	(7,186)	(35,550,688)	(184,916)	(17,777,725)	(8)
• Contract transfers	(18,225,073)	(11,316)	3,967,293	55,486	29,106,242	(1,536)
	(28,089,726)	(18,475)	(7,164,653)	267,534	52,402,885	(1,544)
Annuity Reserves:
• Annuity Payments	—	—	(8,523)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(15,556)	—	—	—
	—	—	(24,079)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(28,089,726)	(18,475)	(7,188,732)	267,534	52,402,885	(1,544)
TOTAL INCREASE (DECREASE) IN NET ASSETS	42,927,455	12,356	43,354,011	707,361	106,552,467	4,922
NET ASSETS AT DECEMBER 31, 2017	$378,840,654	$156,282	$350,328,436	$2,975,978	$371,051,510	$38,211

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$189,010,996	$—	$752,630,226	$169,228	$158,020,143
Changes From Operations:
• Net investment income (loss)	—	—	424,153	—	3,265,911	3,500	420,545
• Net realized gain (loss) on investments	—	—	4,525,702	—	28,047,549	5,389	3,832,769
• Net change in unrealized appreciation or depreciation on investments	—	—	3,888,679	—	21,630,239	6,060	4,163,367
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	8,838,534	—	52,943,699	14,949	8,416,681
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	12,041,149	—	27,138,289	—	4,617,312
• Contract withdrawals and transfers to annuity reserves	—	—	(16,530,976)	—	(70,164,154)	—	(11,604,725)
• Contract transfers	—	—	8,622,352	—	3,121,679	271	5,087,315
	—	—	4,132,525	—	(39,904,186)	271	(1,900,098)
Annuity Reserves:
• Annuity Payments	—	—	(1,759)	—	(14,421)	—	(2,324)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1)	—	4,103	—	(1)
	—	—	(1,760)	—	(10,318)	—	(2,325)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	4,130,765	—	(39,914,504)	271	(1,902,423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	12,969,299	—	13,029,195	15,220	6,514,258
NET ASSETS AT DECEMBER 31, 2016	—	—	201,980,295	—	765,659,421	184,448	164,534,401
Changes From Operations:
• Net investment income (loss)	68,004	10,716	726,896	578	15,865,205	6,287	569,545
• Net realized gain (loss) on investments	224,222	11,704	4,826,953	375	23,137,507	6,609	4,184,064
• Net change in unrealized appreciation or depreciation on investments	2,043,352	90,451	19,534,901	(593)	43,334,685	10,595	19,446,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,335,578	112,871	25,088,750	360	82,337,397	23,491	24,199,711
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,231,477	909,761	17,217,411	156,269	24,871,307	—	9,715,499
• Contract withdrawals and transfers to annuity reserves	(760,019)	(17,881)	(17,783,030)	(73)	(62,964,416)	(51,505)	(12,897,940)
• Contract transfers	17,795,019	246,657	2,197,761	(127,543)	(4,833,317)	30,518	5,518,781
	31,266,477	1,138,537	1,632,142	28,653	(42,926,426)	(20,987)	2,336,340
Annuity Reserves:
• Annuity Payments	—	—	(1,813)	—	(17,628)	—	(2,442)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1	—	3,269	—	1
	—	—	(1,812)	—	(14,359)	—	(2,441)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,266,477	1,138,537	1,630,330	28,653	(42,940,785)	(20,987)	2,333,899
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,602,055	1,251,408	26,719,080	29,013	39,396,612	2,504	26,533,610
NET ASSETS AT DECEMBER 31, 2017	$33,602,055	$1,251,408	$228,699,375	$29,013	$805,056,033	$186,952	$191,068,011

See accompanying notes.

	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$403,797,689	$—	$855,810,465	$32,697,167	$251,759,365
Changes From Operations:
• Net investment income (loss)	—	2,037,774	13,102	1,385,212	280,570	(1,216,901)
• Net realized gain (loss) on investments	—	16,116,714	20,314	45,678,817	1,298,045	14,307,114
• Net change in unrealized appreciation or depreciation on investments	—	13,988,348	21,659	32,843,563	1,850,457	30,944,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	32,142,836	55,075	79,907,592	3,429,072	44,035,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	10,948,431	588,827	40,192,859	1,744,568	8,588,493
• Contract withdrawals and transfers to annuity reserves	—	(28,913,034)	—	(77,351,412)	(3,601,391)	(21,805,628)
• Contract transfers	—	(1,366,621)	—	13,110,552	4,287,504	(7,661,223)
	—	(19,331,224)	588,827	(24,048,001)	2,430,681	(20,878,358)
Annuity Reserves:
• Annuity Payments	—	—	—	(76,269)	(6,915)	(9,181)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(7,750)	457	(2,680)
	—	—	—	(84,019)	(6,458)	(11,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(19,331,224)	588,827	(24,132,020)	2,424,223	(20,890,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	12,811,612	643,902	55,775,572	5,853,295	23,144,959
NET ASSETS AT DECEMBER 31, 2016	—	416,609,301	643,902	911,586,037	38,550,462	274,904,324
Changes From Operations:
• Net investment income (loss)	5,431	9,839,046	86,512	564,089	286,318	(2,421,975)
• Net realized gain (loss) on investments	781	13,723,556	16,047	59,049,578	2,167,485	19,833,380
• Net change in unrealized appreciation or depreciation on investments	(1,128)	28,844,082	47,522	117,769,002	5,159,371	16,100,671
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,084	52,406,684	150,081	177,382,669	7,613,174	33,512,076
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	204,255	12,393,593	1,543,659	90,699,413	4,474,612	26,702,595
• Contract withdrawals and transfers to annuity reserves	(6)	(33,531,506)	(24,693)	(99,114,734)	(3,792,867)	(27,207,505)
• Contract transfers	71,327	13,099,427	40,000	17,459,803	(339,919)	3,364,014
	275,576	(8,038,486)	1,558,966	9,044,482	341,826	2,859,104
Annuity Reserves:
• Annuity Payments	—	—	—	(91,454)	(11,347)	(10,966)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,750	(670)	222
	—	—	—	(89,704)	(12,017)	(10,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	275,576	(8,038,486)	1,558,966	8,954,778	329,809	2,848,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	280,660	44,368,198	1,709,047	186,337,447	7,942,983	36,360,436
NET ASSETS AT DECEMBER 31, 2017	$280,660	$460,977,499	$2,352,949	$1,097,923,484	$46,493,445	$311,264,760

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,000,553	$108,191,274	$1,642,914	$173,814,321	$155,922	$258,976,178	$114,980
Changes From Operations:
• Net investment income (loss)	22,167	425,543	22,631	(1,122,080)	413	(3,892,172)	(1,179)
• Net realized gain (loss) on investments	47,587	5,591,218	38,250	(667,259)	(1,811)	13,603,794	7,962
• Net change in unrealized appreciation or depreciation on investments	431,894	22,517,410	404,773	31,598,278	20,246	(11,031,196)	25,025
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	501,648	28,534,171	465,654	29,808,939	18,848	(1,319,574)	31,808
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	794,430	4,721,134	230,649	37,073,061	—	10,770,892	568,157
• Contract withdrawals and transfers to annuity reserves	(83,078)	(8,655,593)	(145,864)	(10,601,324)	(2,557)	(18,311,774)	(31,488)
• Contract transfers	(81,444)	(406,180)	(15,138)	38,347,040	(38,504)	(16,170,354)	1,040
	629,908	(4,340,639)	69,647	64,818,777	(41,061)	(23,711,236)	537,709
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(8,536)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	118	—	—	—	(549)	—
	—	118	—	—	—	(9,085)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	629,908	(4,340,521)	69,647	64,818,777	(41,061)	(23,720,321)	537,709
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,131,556	24,193,650	535,301	94,627,716	(22,213)	(25,039,895)	569,517
NET ASSETS AT DECEMBER 31, 2016	3,132,109	132,384,924	2,178,215	268,442,037	133,709	233,936,283	684,497
Changes From Operations:
• Net investment income (loss)	27,901	929,920	58,543	(1,475,635)	450	(4,297,469)	(1,051)
• Net realized gain (loss) on investments	186,932	14,138,050	270,093	3,090,111	3,036	22,431,801	49,765
• Net change in unrealized appreciation or depreciation on investments	437,166	(9,114,682)	(156,353)	36,101,927	8,459	53,245,569	227,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	651,999	5,953,288	172,283	37,716,403	11,945	71,379,901	276,564
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,297,851	14,733,492	934,396	31,911,788	—	16,572,706	471,253
• Contract withdrawals and transfers to annuity reserves	(167,836)	(13,133,273)	(226,138)	(18,335,521)	(4,298)	(22,096,667)	(37,463)
• Contract transfers	627,522	2,643,705	301,963	47,141,629	(46,980)	2,830,570	56,395
	2,757,537	4,243,924	1,010,221	60,717,896	(51,278)	(2,693,391)	490,185
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(11,634)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	135	—	—	—	632	—
	—	135	—	—	—	(11,002)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,757,537	4,244,059	1,010,221	60,717,896	(51,278)	(2,704,393)	490,185
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,409,536	10,197,347	1,182,504	98,434,299	(39,333)	68,675,508	766,749
NET ASSETS AT DECEMBER 31, 2017	$6,541,645	$142,582,271	$3,360,719	$366,876,336	$94,376	$302,611,791	$1,451,246
See accompanying notes.

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$115,246,446	$2,836,264	$235,159,439	$33,058	$107,974,953	$530,619
Changes From Operations:
• Net investment income (loss)	(1,756,503)	(42,048)	(92,456)	210	(25,967)	4,280
• Net realized gain (loss) on investments	8,143,664	239,222	(266,012)	(1)	3,684,591	19,937
• Net change in unrealized appreciation or depreciation on investments	(339,101)	(25,477)	15,248,961	930	8,358,390	39,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,048,060	171,697	14,890,493	1,139	12,017,014	63,904
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,037,799	56,672	155,697,721	—	6,519,495	183,357
• Contract withdrawals and transfers to annuity reserves	(9,260,986)	(430,536)	(19,851,461)	(1,348)	(9,086,852)	(31,511)
• Contract transfers	(1,237,734)	288,070	198,514,971	635	18,352,852	(130,753)
	(4,460,921)	(85,794)	334,361,231	(713)	15,785,495	21,093
Annuity Reserves:
• Annuity Payments	(5,343)	—	—	—	(17,146)	—
• Receipt (reimbursement) of mortality guarantee adjustments	11	—	—	—	(8,290)	—
	(5,332)	—	—	—	(25,436)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,466,253)	(85,794)	334,361,231	(713)	15,760,059	21,093
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,581,807	85,903	349,251,724	426	27,777,073	84,997
NET ASSETS AT DECEMBER 31, 2016	116,828,253	2,922,167	584,411,163	33,484	135,752,026	615,616
Changes From Operations:
• Net investment income (loss)	(2,211,156)	(47,451)	1,440,617	330	(124,390)	10,805
• Net realized gain (loss) on investments	8,713,280	269,732	14,653,449	686	6,345,041	18,425
• Net change in unrealized appreciation or depreciation on investments	21,257,903	458,563	76,539,509	3,735	20,642,347	134,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,760,027	680,844	92,633,575	4,751	26,862,998	163,483
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,625,107	767,873	129,007,710	—	33,825,663	319,204
• Contract withdrawals and transfers to annuity reserves	(11,601,879)	(415,714)	(37,148,288)	(2,205)	(9,677,246)	(29,882)
• Contract transfers	11,573,317	13,010	136,222,173	(759)	11,933,268	300,864
	18,596,545	365,169	228,081,595	(2,964)	36,081,685	590,186
Annuity Reserves:
• Annuity Payments	(5,964)	—	—	—	(29,751)	—
• Receipt (reimbursement) of mortality guarantee adjustments	21	—	—	—	11	—
	(5,943)	—	—	—	(29,740)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,590,602	365,169	228,081,595	(2,964)	36,051,945	590,186
TOTAL INCREASE (DECREASE) IN NET ASSETS	46,350,629	1,046,013	320,715,170	1,787	62,914,943	753,669
NET ASSETS AT DECEMBER 31, 2017	$163,178,882	$3,968,180	$905,126,333	$35,271	$198,666,969	$1,369,285

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP VIP LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class Subaccount	Mid Cap Managed Volatility Portfolio - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$67,184,750	$685,549	$66,898,619	$87,497	$313,479,427	$—	$74,397,028
Changes From Operations:
• Net investment income (loss)	473,289	10,117	(1,139,629)	(434)	(3,199,088)	(5)	(1,020,272)
• Net realized gain (loss) on investments	(674,085)	(5,418)	3,337,158	(2,038)	33,221,774	(47)	2,957,961
• Net change in unrealized appreciation or depreciation on investments	1,589,008	26,249	4,186,453	5,888	(32,961,975)	—	6,687,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,388,212	30,948	6,383,982	3,416	(2,939,289)	(52)	8,624,833
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,792,450	90,937	3,435,040	—	4,442,512	6,340	4,475,446
• Contract withdrawals and transfers to annuity reserves	(3,734,555)	(128,600)	(3,142,727)	(3,114)	(21,993,287)	—	(6,605,232)
• Contract transfers	6,125,041	40,040	(73,574,914)	(87,799)	782,164	(6,288)	4,523,514
	7,182,936	2,377	(73,282,601)	(90,913)	(16,768,611)	52	2,393,728
Annuity Reserves:
• Annuity Payments	(4,670)	—	—	—	(1,977)	—	(6,525)
• Receipt (reimbursement) of mortality guarantee adjustments	(2,877)	—	—	—	—	—	—
	(7,547)	—	—	—	(1,977)	—	(6,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,175,389	2,377	(73,282,601)	(90,913)	(16,770,588)	52	2,387,203
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,563,601	33,325	(66,898,619)	(87,497)	(19,709,877)	—	11,012,036
NET ASSETS AT DECEMBER 31, 2016	75,748,351	718,874	—	—	293,769,550	—	85,409,064
Changes From Operations:
• Net investment income (loss)	650,762	20,889	—	—	(3,441,702)	(96)	(1,281,527)
• Net realized gain (loss) on investments	1,665,183	22,884	—	—	41,145,307	4,777	5,972,853
• Net change in unrealized appreciation or depreciation on investments	20,011,789	189,764	—	—	56,418,149	1,918	5,314,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,327,734	233,537	—	—	94,121,754	6,599	10,006,306
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	24,773,879	335,210	—	—	5,353,349	57	9,142,513
• Contract withdrawals and transfers to annuity reserves	(8,317,827)	(97,101)	—	—	(24,761,588)	—	(8,184,509)
• Contract transfers	17,666,050	345,957	—	—	(30,693,777)	56,716	2,257,681
	34,122,102	584,066	—	—	(50,102,016)	56,773	3,215,685
Annuity Reserves:
• Annuity Payments	(8,990)	—	—	—	(12,043)	—	(7,186)
• Receipt (reimbursement) of mortality guarantee adjustments	3	—	—	—	(1,321)	—	12
	(8,987)	—	—	—	(13,364)	—	(7,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,113,115	584,066	—	—	(50,115,380)	56,773	3,208,511
TOTAL INCREASE (DECREASE) IN NET ASSETS	56,440,849	817,603	—	—	44,006,374	63,372	13,214,817
NET ASSETS AT DECEMBER 31, 2017	$132,189,200	$1,536,477	$—	$—	$337,775,924	$63,372	$98,623,881

See accompanying notes.

	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Standard Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$3,321,139	$64,088,413	$7,565,445
Changes From Operations:
• Net investment income (loss)	140	—	—	(43,501)	(1,008,194)	117,601
• Net realized gain (loss) on investments	229	—	—	276,392	5,660,267	1,657,237
• Net change in unrealized appreciation or depreciation on investments	8,797	—	—	(199,438)	(3,802,973)	(1,208,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,166	—	—	33,453	849,100	566,594
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	178,101	—	—	68,879	6,235,987	31,047
• Contract withdrawals and transfers to annuity reserves	—	—	—	(212,414)	(6,036,791)	(695,695)
• Contract transfers	66,133	—	—	(30,158)	14,077,558	110,990
	244,234	—	—	(173,693)	14,276,754	(553,658)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(840)	(3,110)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(145)	89
	—	—	—	—	(985)	(3,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	244,234	—	—	(173,693)	14,275,769	(556,679)
TOTAL INCREASE (DECREASE) IN NET ASSETS	253,400	—	—	(140,240)	15,124,869	9,915
NET ASSETS AT DECEMBER 31, 2016	253,400	—	—	3,180,899	79,213,282	7,575,360
Changes From Operations:
• Net investment income (loss)	160	299,664	8,815	(44,590)	(1,291,157)	57,376
• Net realized gain (loss) on investments	8,267	8,694	(5)	1,436,307	6,953,549	576,313
• Net change in unrealized appreciation or depreciation on investments	28,361	(206,373)	(3,945)	(483,131)	17,785,283	96,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,788	101,985	4,865	908,586	23,447,675	729,735
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,392	16,569,130	511,959	375,391	10,094,542	51,258
• Contract withdrawals and transfers to annuity reserves	(78)	(1,049,178)	(3,101)	(575,693)	(6,414,327)	(1,264,052)
• Contract transfers	38,485	22,620,969	108,378	(150,645)	(328,196)	(469,816)
	50,799	38,140,921	617,236	(350,947)	3,352,019	(1,682,610)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,887)	(3,268)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(164)	100
	—	—	—	—	(2,051)	(3,168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	50,799	38,140,921	617,236	(350,947)	3,349,968	(1,685,778)
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,587	38,242,906	622,101	557,639	26,797,643	(956,043)
NET ASSETS AT DECEMBER 31, 2017	$340,987	$38,242,906	$622,101	$3,738,538	$106,010,925	$6,619,317

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Initial Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class I Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$4,724	$7,611,161	$187,475,679	$2,350,101	$156,900	$10,588,129	$44,586
Changes From Operations:
• Net investment income (loss)	107,383	196,524	4,134,960	(25,618)	3,275	8,747	1,033
• Net realized gain (loss) on investments	211,912	289,475	2,749,302	139,508	6,863	310,416	2,411
• Net change in unrealized appreciation or depreciation on investments	(77,751)	241,102	10,827,723	78,962	(5,819)	(61,062)	3,244
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	241,544	727,101	17,711,985	192,852	4,319	258,101	6,688
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,727,617	11,597	4,994,888	2,211	36,657	4,613,537	18,239
• Contract withdrawals and transfers to annuity reserves	(944,118)	(679,837)	(19,495,299)	(108,465)	(10,999)	(712,351)	(5,439)
• Contract transfers	17,205,415	(410,724)	4,701,191	(232,004)	136,927	2,675,392	11,408
	29,988,914	(1,078,964)	(9,799,220)	(338,258)	162,585	6,576,578	24,208
Annuity Reserves:
• Annuity Payments	—	(5,481)	(16,955)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	885	1,684	—	—	—	—
	—	(4,596)	(15,271)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	29,988,914	(1,083,560)	(9,814,491)	(338,258)	162,585	6,576,578	24,208
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,230,458	(356,459)	7,897,494	(145,406)	166,904	6,834,679	30,896
NET ASSETS AT DECEMBER 31, 2016	30,235,182	7,254,702	195,373,173	2,204,695	323,804	17,422,808	75,482
Changes From Operations:
• Net investment income (loss)	424,632	209,007	4,895,363	(22,181)	5,514	47,942	2,427
• Net realized gain (loss) on investments	1,937,497	1,397,162	1,565,434	135,863	7,492	416,466	2,054
• Net change in unrealized appreciation or depreciation on investments	2,815,013	(693,296)	17,358,723	354,765	118,738	4,713,601	5,992
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,177,142	912,873	23,819,520	468,447	131,744	5,178,009	10,473
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	18,792,490	75,060	4,330,088	6,970	480,559	3,776,430	73,051
• Contract withdrawals and transfers to annuity reserves	(3,488,197)	(642,842)	(21,494,574)	(103,525)	(34,326)	(1,314,211)	(964)
• Contract transfers	18,809,845	(504,881)	(7,566,539)	(85,485)	132,881	5,695,826	134,255
	34,114,138	(1,072,663)	(24,731,025)	(182,040)	579,114	8,158,045	206,342
Annuity Reserves:
• Annuity Payments	—	(6,080)	(19,041)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,053	2,500	—	—	—	—
	—	(5,027)	(16,541)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,114,138	(1,077,690)	(24,747,566)	(182,040)	579,114	8,158,045	206,342
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,291,280	(164,817)	(928,046)	286,407	710,858	13,336,054	216,815
NET ASSETS AT DECEMBER 31, 2017	$69,526,462	$7,089,885	$194,445,127	$2,491,102	$1,034,662	$30,758,862	$292,297

See accompanying notes.

MFS® VIT Total Return Series - Service Class	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,211,909	$1,801,323	$—	$29,139,938	$7,985,822	$554,988
Changes From Operations:
• Net investment income (loss)	42,989	(15,514)	(3)	(297,340)	(14,866)	3,784
• Net realized gain (loss) on investments	215,365	299,846	73	2,876,713	586,777	8,097
• Net change in unrealized appreciation or depreciation on investments	235,982	(332,465)	—	1,140,597	(620,710)	(27,283)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	494,336	(48,133)	70	3,719,970	(48,799)	(15,402)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	955,125	70	1	206,356	17,651	37,916
• Contract withdrawals and transfers to annuity reserves	(274,428)	(138,006)	(71)	(3,353,524)	(552,738)	(36,790)
• Contract transfers	1,529,842	(34,034)	—	(1,509,862)	361,683	(7,893)
	2,210,539	(171,970)	(70)	(4,657,030)	(173,404)	(6,767)
Annuity Reserves:
• Annuity Payments	—	—	—	(4,733)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	143	—	—
	—	—	—	(4,590)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,210,539	(171,970)	(70)	(4,661,620)	(173,404)	(6,767)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,704,875	(220,103)	—	(941,650)	(222,203)	(22,169)
NET ASSETS AT DECEMBER 31, 2016	5,916,784	1,581,220	—	28,198,288	7,763,619	532,819
Changes From Operations:
• Net investment income (loss)	51,113	(20,888)	—	(243,958)	(20,431)	4,959
• Net realized gain (loss) on investments	275,126	293,753	—	1,305,591	423,238	302
• Net change in unrealized appreciation or depreciation on investments	344,492	417,618	—	2,800,430	2,148,652	158,933
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	670,731	690,483	—	3,862,063	2,551,459	164,194
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,134,958	7,799	—	171,503	28,070	779,621
• Contract withdrawals and transfers to annuity reserves	(1,214,098)	(269,360)	—	(3,591,544)	(551,510)	(15,832)
• Contract transfers	432,910	382,266	—	(1,093,482)	(743,823)	(2,617)
	353,770	120,705	—	(4,513,523)	(1,267,263)	761,172
Annuity Reserves:
• Annuity Payments	—	—	—	(1,060)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	187	—	—
	—	—	—	(873)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	353,770	120,705	—	(4,514,396)	(1,267,263)	761,172
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,024,501	811,188	—	(652,333)	1,284,196	925,366
NET ASSETS AT DECEMBER 31, 2017	$6,941,285	$2,392,408	$—	$27,545,955	$9,047,815	$1,458,185

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Institutional Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$5,928,744	$36,248	$4,495,929	$891,058	$195,479	$9,729,125	$28,443
Changes From Operations:
• Net investment income (loss)	(23,026)	134	(58,483)	25,408	3,944	(51,167)	258
• Net realized gain (loss) on investments	19,327	3,565	172,445	(14,126)	(7,429)	(1,494,074)	(152)
• Net change in unrealized appreciation or depreciation on investments	(284,418)	16,385	957,242	134,388	21,928	2,968,087	4,013
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(288,117)	20,084	1,071,204	145,670	18,443	1,422,846	4,119
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,383,357	360,809	1,969,107	268,321	—	1,415,785	—
• Contract withdrawals and transfers to annuity reserves	(372,961)	(782)	(172,585)	(94,081)	(896)	(1,043,347)	(1,927)
• Contract transfers	862,136	64,471	690,279	501,889	(114,811)	1,380,568	(298)
	2,872,532	424,498	2,486,801	676,129	(115,707)	1,753,006	(2,225)
Annuity Reserves:
• Annuity Payments	(1,952)	—	(1,991)	—	—	(5,806)	—
• Receipt (reimbursement) of mortality guarantee adjustments	80	—	84	—	—	1,703	—
	(1,872)	—	(1,907)	—	—	(4,103)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,870,660	424,498	2,484,894	676,129	(115,707)	1,748,903	(2,225)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,582,543	444,582	3,556,098	821,799	(97,264)	3,171,749	1,894
NET ASSETS AT DECEMBER 31, 2016	8,511,287	480,830	8,052,027	1,712,857	98,215	12,900,874	30,337
Changes From Operations:
• Net investment income (loss)	1,969	2,432	(56,004)	98,325	5,242	1,227,836	3,343
• Net realized gain (loss) on investments	59,876	31,708	577,096	6,255	29	(1,206,126)	(9)
• Net change in unrealized appreciation or depreciation on investments	2,267,002	36,710	569,833	88,650	5,473	(19,334)	(2,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,328,847	70,850	1,090,925	193,230	10,744	2,376	710
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,268,563	59,286	1,800,948	712,814	5,401	340,422	—
• Contract withdrawals and transfers to annuity reserves	(555,492)	(218)	(886,306)	(137,431)	(884)	(928,649)	—
• Contract transfers	1,199,481	(5,051)	568,488	686,918	(33)	173,490	2,039
	2,912,552	54,017	1,483,130	1,262,301	4,484	(414,737)	2,039
Annuity Reserves:
• Annuity Payments	(2,100)	—	(2,283)	—	—	(5,665)	—
• Receipt (reimbursement) of mortality guarantee adjustments	105	—	111	—	—	(133)	—
	(1,995)	—	(2,172)	—	—	(5,798)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,910,557	54,017	1,480,958	1,262,301	4,484	(420,535)	2,039
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,239,404	124,867	2,571,883	1,455,531	15,228	(418,159)	2,749
NET ASSETS AT DECEMBER 31, 2017	$13,750,691	$605,697	$10,623,910	$3,168,388	$113,443	$12,482,715	$33,086

See accompanying notes.

	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio - Institutional Class Subaccount	Putnam VT Absolute Return 500 Fund - Class IA Subaccount	Putnam VT Absolute Return 500 Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,432,749	$6,547	$2,656,937	$22,095	$9,644	$2,402,565
Changes From Operations:
• Net investment income (loss)	83,744	493	11,755	354	352	50,141
• Net realized gain (loss) on investments	(19,903)	(6)	(20,593)	(53)	(472)	(27,333)
• Net change in unrealized appreciation or depreciation on investments	104,369	401	124,498	809	9	(36,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,210	888	115,660	1,110	(111)	(14,075)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	998,094	2,966	934,996	—	—	361,974
• Contract withdrawals and transfers to annuity reserves	(245,566)	(33)	(310,945)	—	(30)	(92,533)
• Contract transfers	597,521	13,197	125,437	10,120	(9,503)	(480,014)
	1,350,049	16,130	749,488	10,120	(9,533)	(210,573)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,350,049	16,130	749,488	10,120	(9,533)	(210,573)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,518,259	17,018	865,148	11,230	(9,644)	(224,648)
NET ASSETS AT DECEMBER 31, 2016	2,951,008	23,565	3,522,085	33,325	—	2,177,917
Changes From Operations:
• Net investment income (loss)	124,949	1,717	13,652	570	(2)	(30,166)
• Net realized gain (loss) on investments	16,512	693	15,502	1	—	4,428
• Net change in unrealized appreciation or depreciation on investments	111,365	564	106,162	1,187	42	160,802
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	252,826	2,974	135,316	1,758	40	135,064
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	101,840	17,406	93,401	—	1,345	567,517
• Contract withdrawals and transfers to annuity reserves	(122,627)	(201)	(228,673)	—	—	(121,919)
• Contract transfers	421,726	(11,624)	378,499	6,031	—	167,029
	400,939	5,581	243,227	6,031	1,345	612,627
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	400,939	5,581	243,227	6,031	1,345	612,627
TOTAL INCREASE (DECREASE) IN NET ASSETS	653,765	8,555	378,543	7,789	1,385	747,691
NET ASSETS AT DECEMBER 31, 2017	$3,604,773	$32,120	$3,900,628	$41,114	$1,385	$2,925,608

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IA Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IA Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$19,563	$9,761,142	$1,229,146	$2,051,661
Changes From Operations:
• Net investment income (loss)	—	—	—	(94)	(121,458)	1,177	79,318
• Net realized gain (loss) on investments	—	—	—	1,341	474,518	61,935	(9,173)
• Net change in unrealized appreciation or depreciation on investments	—	—	—	(4,513)	(1,596,605)	83,254	(53,064)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	(3,266)	(1,243,545)	146,366	17,081
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	—	9,612	1,467,023	2,768	1,213,529
• Contract withdrawals and transfers to annuity reserves	—	—	—	(8,605)	(581,350)	(143,202)	(148,260)
• Contract transfers	—	—	—	1,907	(1,236,554)	(14,258)	900,422
	—	—	—	2,914	(350,881)	(154,692)	1,965,691
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	2,914	(350,881)	(154,692)	1,965,691
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	(352)	(1,594,426)	(8,326)	1,982,772
NET ASSETS AT DECEMBER 31, 2016	—	—	—	19,211	8,166,716	1,220,820	4,034,433
Changes From Operations:
• Net investment income (loss)	(12,342)	(219)	(69,887)	(144)	(100,457)	18,402	119,042
• Net realized gain (loss) on investments	6,384	15	50,361	1,353	855,375	296,458	(9,635)
• Net change in unrealized appreciation or depreciation on investments	138,948	5,101	842,310	4,866	548,386	(259,762)	81,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	132,990	4,897	822,784	6,075	1,303,304	55,098	191,333
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	22,957	232,390	4,522,474	60,194	2,008,254	600	1,751,893
• Contract withdrawals and transfers to annuity reserves	(72,800)	(82)	(396,982)	(514)	(737,462)	(61,641)	(386,463)
• Contract transfers	1,135,719	(343)	9,258,574	47,951	2,801,848	(1,214,877)	547,827
	1,085,876	231,965	13,384,066	107,631	4,072,640	(1,275,918)	1,913,257
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,085,876	231,965	13,384,066	107,631	4,072,640	(1,275,918)	1,913,257
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,218,866	236,862	14,206,850	113,706	5,375,944	(1,220,820)	2,104,590
NET ASSETS AT DECEMBER 31, 2017	$1,218,866	$236,862	$14,206,850	$132,917	$13,542,660	$—	$6,139,023
See accompanying notes.

	QS Variable Conservative Growth - Class II Subaccount	Rational Dividend Capture VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$1,182,870	$797,918	$1,444,007	$19,246	$1,582,413
Changes From Operations:
• Net investment income (loss)	—	45,567	20,437	13,735	347	9,021
• Net realized gain (loss) on investments	—	25,062	18,277	53,897	177	(33,081)
• Net change in unrealized appreciation or depreciation on investments	—	(4,776)	18,604	41,181	903	198,220
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	65,853	57,318	108,813	1,427	174,160
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	5,747	982,186	237,693	—	586,717
• Contract withdrawals and transfers to annuity reserves	—	(109,574)	(49,939)	(84,758)	—	(85,957)
• Contract transfers	—	237,755	(27,532)	81,132	116	325,879
	—	133,928	904,715	234,067	116	826,639
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	133,928	904,715	234,067	116	826,639
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	199,781	962,033	342,880	1,543	1,000,799
NET ASSETS AT DECEMBER 31, 2016	—	1,382,651	1,759,951	1,786,887	20,789	2,583,212
Changes From Operations:
• Net investment income (loss)	16,983	26,633	5,709	4,588	665	14,343
• Net realized gain (loss) on investments	102,246	10,867	11,284	(3,116)	(57)	58,717
• Net change in unrealized appreciation or depreciation on investments	(95,633)	(73,494)	235,836	293,953	3,118	326,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,596	(35,994)	252,829	295,425	3,726	399,987
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	408,470	770	911,038	55,853	5,399	428,174
• Contract withdrawals and transfers to annuity reserves	(7,348)	(166,416)	(86,945)	(84,486)	—	(295,732)
• Contract transfers	546,100	87,070	(189,335)	1,014	(169)	20,138
	947,222	(78,576)	634,758	(27,619)	5,230	152,580
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	947,222	(78,576)	634,758	(27,619)	5,230	152,580
TOTAL INCREASE (DECREASE) IN NET ASSETS	970,818	(114,570)	887,587	267,806	8,956	552,567
NET ASSETS AT DECEMBER 31, 2017	$970,818	$1,268,081	$2,647,538	$2,054,693	$29,745	$3,135,779

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio - Class I Subaccount	Transparent Value Directional Allocation VI Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,555,040	$396,170,672	$12,874,602	$30,914,559	$33,213	$7,738,723
Changes From Operations:
• Net investment income (loss)	(6,306)	(5,790,335)	(180,805)	104,856	(39)	(37,079)
• Net realized gain (loss) on investments	(19,172)	(8,914,831)	(278,801)	1,072,822	(876)	63,593
• Net change in unrealized appreciation or depreciation on investments	63,028	18,233,573	855,479	972,861	1,667	213,127
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,550	3,528,407	395,873	2,150,539	752	239,641
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	57,146	4,415,084	4,332,324	245,458	—	18,635
• Contract withdrawals and transfers to annuity reserves	(46,303)	(38,294,278)	(1,053,766)	(3,290,117)	—	(48,645)
• Contract transfers	(64,106)	(11,085,318)	1,405,034	(421,070)	(33,965)	(7,948,354)
	(53,263)	(44,964,512)	4,683,592	(3,465,729)	(33,965)	(7,978,364)
Annuity Reserves:
• Annuity Payments	—	(6,560)	—	(11,944)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	137	—	13	—	—
	—	(6,423)	—	(11,931)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,263)	(44,970,935)	4,683,592	(3,477,660)	(33,965)	(7,978,364)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,713)	(41,442,528)	5,079,465	(1,327,121)	(33,213)	(7,738,723)
NET ASSETS AT DECEMBER 31, 2016	1,539,327	354,728,144	17,954,067	29,587,438	—	—
Changes From Operations:
• Net investment income (loss)	(8,268)	(5,523,496)	(267,239)	(20,465)	—	—
• Net realized gain (loss) on investments	16,171	(848,040)	91,298	1,268,184	—	—
• Net change in unrealized appreciation or depreciation on investments	4,765	7,917,616	133,891	3,348,344	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,668	1,546,080	(42,050)	4,596,063	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	859,925	2,350,648	4,946,241	212,158	—	—
• Contract withdrawals and transfers to annuity reserves	(68,359)	(39,965,254)	(1,123,802)	(3,659,322)	—	—
• Contract transfers	33,421	15,232,203	4,472,618	(669,664)	—	—
	824,987	(22,382,403)	8,295,057	(4,116,828)	—	—
Annuity Reserves:
• Annuity Payments	—	(9,294)	—	(13,534)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(168)	—	432	—	—
	—	(9,462)	—	(13,102)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	824,987	(22,391,865)	8,295,057	(4,129,930)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	837,655	(20,845,785)	8,253,007	466,133	—	—
NET ASSETS AT DECEMBER 31, 2017	$2,376,982	$333,882,359	$26,207,074	$30,053,571	$—	$—

See accompanying notes.

	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	VanEck VIP Global Hard Assets Fund - Initial Class Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class I Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,241,231	$226,309	$6,310,592	$12,189	$3,361,190	$—
Changes From Operations:
• Net investment income (loss)	(17,526)	(14)	300,237	568	(19,383)	—
• Net realized gain (loss) on investments	(22,153)	(5,125)	(17,945)	(11)	(397,007)	—
• Net change in unrealized appreciation or depreciation on investments	726,933	99,580	265,663	547	261,711	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	687,254	94,441	547,955	1,104	(154,679)	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	499,207	90	2,894,617	—	36,132	—
• Contract withdrawals and transfers to annuity reserves	(147,607)	(21,748)	(760,875)	—	(42,768)	—
• Contract transfers	755,902	—	1,388,265	—	(2,011,349)	—
	1,107,502	(21,658)	3,522,007	—	(2,017,985)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,107,502	(21,658)	3,522,007	—	(2,017,985)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,794,756	72,783	4,069,962	1,104	(2,172,664)	—
NET ASSETS AT DECEMBER 31, 2016	3,035,987	299,092	10,380,554	13,293	1,188,526	—
Changes From Operations:
• Net investment income (loss)	(36,167)	(1,120)	398,678	47,861	(16,438)	—
• Net realized gain (loss) on investments	(7,835)	(10,794)	21,158	2,336	29,618	1
• Net change in unrealized appreciation or depreciation on investments	(36,112)	13,803	190,293	(10,335)	212,164	6
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(80,114)	1,889	610,129	39,862	225,344	7
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	578,399	162	1,800,567	686,341	62,241	44
• Contract withdrawals and transfers to annuity reserves	(250,589)	(22,980)	(929,355)	(29,047)	(42,033)	—
• Contract transfers	320,529	105,440	1,650,096	503,311	11,572	—
	648,339	82,622	2,521,308	1,160,605	31,780	44
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	648,339	82,622	2,521,308	1,160,605	31,780	44
TOTAL INCREASE (DECREASE) IN NET ASSETS	568,225	84,511	3,131,437	1,200,467	257,124	51
NET ASSETS AT DECEMBER 31, 2017	$3,604,212	$383,603	$13,511,991	$1,213,760	$1,445,650	$51

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2017

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-six products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1	• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage RIA Class
• Lincoln Core Income
• Lincoln InvestmentSolutions RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-one available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

AB VPS International Value Portfolio - Class B

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1

American Funds Global Balanced Fund - Class 1A

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A

American Funds Global Growth Fund - Class 1

American Funds Global Growth Fund - Class 1A

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A

American Funds International Fund - Class 1

American Funds International Fund - Class 1A

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1

American Funds Managed Risk Growth Fund - Class P1

American Funds Managed Risk Growth-Income Fund - Class P1

American Funds Managed Risk International Fund - Class P1

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A

American Funds U.S. Government/AAA-Rated Securities Fund - Class 4**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

BlackRock iShares® Alternative Strategies V.I. Fund - Class I

BlackRock iShares® Alternative Strategies V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® International Value Equity Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP Portfolio - Class A

Deutsche Equity 500 Index VIP Portfolio - Class B**

Deutsche Small Cap Index VIP Portfolio - Class A

Deutsche Small Cap Index VIP Portfolio - Class B**

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP Portfolio - Class A

Deutsche Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Equity-Income Portfolio - Initial Class**

Fidelity® VIP Equity-Income Portfolio - Service Class 2**

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1**

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares

Goldman Sachs VIT Strategic Income Fund - Advisor Shares

Goldman Sachs VIT Strategic Income Fund - Institutional Shares

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Energy Portfolio

Ivy VIP Energy Portfolio - Class I**

Ivy VIP High Income Portfolio

Ivy VIP High Income Portfolio - Class I

Ivy VIP Micro Cap Growth Portfolio

Ivy VIP Micro Cap Growth Portfolio - Class I

Ivy VIP Mid Cap Growth Portfolio

Ivy VIP Mid Cap Growth Portfolio - Class I

Ivy VIP Science and Technology Portfolio

Ivy VIP Science and Technology Portfolio - Class I

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class

LVIP Baron Growth Opportunities Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock Multi-Asset Income Fund - Service Class

LVIP BlackRock Multi-Asset Income Fund - Standard Class

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Managed Risk Profile 2010 Fund - Service Class

LVIP Managed Risk Profile 2010 Fund - Standard Class**

LVIP Managed Risk Profile 2020 Fund - Service Class

LVIP Managed Risk Profile 2020 Fund - Standard Class**

LVIP Managed Risk Profile 2030 Fund - Service Class

LVIP Managed Risk Profile 2030 Fund - Standard Class**

LVIP Managed Risk Profile 2040 Fund - Service Class

LVIP Managed Risk Profile 2040 Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP Select Core Equity Managed Volatility Fund - Service Class

LVIP Select Core Equity Managed Volatility Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Dividend Capture VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class

PIMCO VIT Unconstrained Bond Portfolio - Advisor Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

PIMCO VIT Unconstrained Bond Portfolio - Institutional Class

Putnam Variable Trust:

Putnam VT Absolute Return 500 Fund - Class IA

Putnam VT Absolute Return 500 Fund - Class IB

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II**

SEI VP Market Growth Strategy Fund - Class III

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares

Virtus Rampart Equity Trend Series - Class A Shares

Virtus Rampart Equity Trend Series - Class I Shares

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2017

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2017. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2016, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2016, the 2016 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2016:

American Century VP Balanced Fund - Class I	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
American Century VP Balanced Fund - Class II	JPMorgan Insurance Trust Core Bond Portfolio - Class 2
American Funds U.S. Government/AAA-Rated Securities Fund - Class 4	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Commodity Strategy Fund - Class 1	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Commodity Strategy Fund - Class 2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Emerging Markets Bond Fund - Class 1	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Emerging Markets Bond Fund - Class 2	LVIP Managed Risk Profile 2010 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 1	LVIP Managed Risk Profile 2020 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 2	LVIP Managed Risk Profile 2030 Fund - Standard Class
Fidelity® VIP Contrafund® Portfolio - Service Class	LVIP Managed Risk Profile 2040 Fund - Standard Class
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	LVIP SSGA Mid-Cap Index Fund - Service Class
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	LVIP SSGA Mid-Cap Index Fund - Standard Class
Fidelity® VIP Growth Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IA
Fidelity® VIP Overseas Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IB
First Trust Dorsey Wright Tactical Core Portfolio - Class II	Templeton Growth VIP Fund - Class 1

Also during 2016, the following funds changed their names:

Previous Fund Name	New Fund Name
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund
ClearBridge Variable Mid Cap Core Portfolio - Class I	ClearBridge Variable Mid Cap Portfolio - Class I
ClearBridge Variable Mid Cap Core Portfolio - Class II	ClearBridge Variable Mid Cap Portfolio - Class II
Goldman Sachs VIT Money Market Fund - Institutional Shares	Goldman Sachs VIT Government Money Market Fund - Institutional Shares
Goldman Sachs VIT Money Market Fund - Service Shares	Goldman Sachs VIT Government Money Market Fund - Service Shares
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Standard Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Service Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Standard Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Service Class	LVIP Blended Core Equity Managed Volatility Fund - Service Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Standard Class	LVIP Blended Core Equity Managed Volatility Fund - Standard Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Service Class	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Standard Class	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Templeton Growth Managed Volatility Fund - Service Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
LVIP Templeton Growth Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Service Class	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
LVIP Money Market Fund - Service Class	LVIP Government Money Market Fund - Service Class
LVIP Money Market Fund - Standard Class	LVIP Government Money Market Fund - Standard Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Managed Volatility Fund - Service Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
LVIP MFS International Growth Managed Volatility Fund - Service Class	LVIP MFS International Equity Managed Volatility Fund - Service Class
LVIP MFS International Growth Managed Volatility Fund - Standard Class	LVIP MFS International Equity Managed Volatility Fund - Standard Class
LVIP VIP Contrafund Managed Volatility Portfolio - Service Class	LVIP Select Core Equity Managed Volatility Fund - Service Class
LVIP VIP Contrafund Managed Volatility Portfolio - Standard Class	LVIP Select Core Equity Managed Volatility Fund - Standard Class
LVIP SSgA Bond Index Fund - Service Class	LVIP SSGA Bond Index Fund - Service Class
LVIP SSgA Bond Index Fund - Standard Class	LVIP SSGA Bond Index Fund - Standard Class
LVIP SSgA Conservative Index Allocation Fund - Service Class	LVIP SSGA Conservative Index Allocation Fund - Service Class
LVIP SSgA Conservative Index Allocation Fund - Standard Class	LVIP SSGA Conservative Index Allocation Fund - Standard Class
LVIP SSgA Conservative Structured Allocation Fund - Service Class	LVIP SSGA Conservative Structured Allocation Fund - Service Class
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	LVIP SSGA Conservative Structured Allocation Fund - Standard Class
LVIP SSgA Developed International 150 Fund - Service Class	LVIP SSGA Developed International 150 Fund - Service Class
LVIP SSgA Developed International 150 Fund - Standard Class	LVIP SSGA Developed International 150 Fund - Standard Class
LVIP SSgA Emerging Markets 100 Fund - Service Class	LVIP SSGA Emerging Markets 100 Fund - Service Class
LVIP SSgA Emerging Markets 100 Fund - Standard Class	LVIP SSGA Emerging Markets 100 Fund - Standard Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Standard Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
LVIP SSgA International Index Fund - Service Class	LVIP SSGA International Index Fund - Service Class
LVIP SSgA International Index Fund - Standard Class	LVIP SSGA International Index Fund - Standard Class
LVIP SSgA International Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP SSgA International Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class
LVIP SSgA Large Cap 100 Fund - Service Class	LVIP SSGA Large Cap 100 Fund - Service Class
LVIP SSgA Large Cap 100 Fund - Standard Class	LVIP SSGA Large Cap 100 Fund - Standard Class
LVIP SSgA Large Cap Managed Volatility Fund - Service Class	LVIP SSGA Large Cap Managed Volatility Fund - Service Class
LVIP SSgA Large Cap Managed Volatility Fund - Standard Class	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
LVIP SSgA Moderate Index Allocation Fund - Service Class	LVIP SSGA Moderate Index Allocation Fund - Service Class
LVIP SSgA Moderate Index Allocation Fund - Standard Class	LVIP SSGA Moderate Index Allocation Fund - Standard Class
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	LVIP SSGA Moderate Structured Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
LVIP SSgA S&P 500 Index Fund - Service Class	LVIP SSGA S&P 500 Index Fund - Service Class
LVIP SSgA S&P 500 Index Fund - Standard Class	LVIP SSGA S&P 500 Index Fund - Standard Class
LVIP SSgA Small-Cap Index Fund - Service Class	LVIP SSGA Small-Cap Index Fund - Service Class
LVIP SSgA Small-Cap Index Fund - Standard Class	LVIP SSGA Small-Cap Index Fund - Standard Class
LVIP SSgA Small-Mid Cap 200 Fund - Service Class	LVIP SSGA Small-Mid Cap 200 Fund - Service Class
LVIP SSgA Small-Mid Cap 200 Fund - Standard Class	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
LVIP SSgA Small-Cap Managed Volatility Fund - Service Class	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
LVIP SSgA Small-Cap Managed Volatility Fund - Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

During 2016, the Ivy Funds Variable Insurance Portfolios fund family changed their name to Ivy Variable Insurance Portfolios and the Van Eck VIP Trust fund family changed their name to VanEck VIP Trust.

Also during 2016, the following funds ceased to be available as investment options to Variable Account contract owners:

LVIP AQR Enhanced Global Strategies Fund - Service Class	Transparent Value Directional Allocation VI Portfolio - Class I
LVIP AQR Enhanced Global Strategies Fund - Standard Class	Transparent Value Directional Allocation VI Portfolio - Class II
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class

During 2016, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class

During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II
American Funds New World Fund® - Class 1A

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-six contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (0.20% to 2.10% on an annual basis).

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (0.20% to 2.05% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

•  Lincoln Investor Advantage Advisory at a daily rate of .0002739% to .0013699% (.10% to .50% on an annual basis).

•  Lincoln Investor Advantage RIA Class at a daily rate of .0009589% to .0019178% (.35% to .70% on an annual basis).

•  Lincoln Core Income at a daily rate of .0015068% to .0031506% (.55% to 1.15% on an annual basis).

•  Lincoln InvestmentSolutions RIA at a daily rate of .0010959% to .0061644% (.40% to 2.25% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction ended during May, 2016. The fund replacement was as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
AB VPS International Value Portfolio - Class B	LVIP Mondrian International Value Fund - Service Class	0.02%
American Century VP Inflation Protection Fund - Class II	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2017 and 2016 were $450,697,529 and $438,762,490, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2017 and 2016, sales charges amounted to $543,355 and $1,477,396, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2017, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2017		0.30%	3.20%	$6.38	$25.07	2,049,491	$31,775,509	32.07%	35.41%	0.28%
	2016		0.65%	3.15%	4.77	18.73	2,134,613	24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
AB VPS Growth and Income Portfolio - Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
AB VPS International Value Portfolio - Class B
	2017		1.25%	1.25%	9.60	9.60	128	1,232	23.56%	23.56%	1.23%
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
AB VPS Large Cap Growth Portfolio - Class B
	2017		1.30%	2.80%	13.36	32.00	579,076	10,225,500	28.04%	29.97%	0.00%
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2017		0.35%	0.80%	13.66	13.86	33,383	458,767	12.25%	12.70%	0.46%
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2017		0.10%	3.25%	13.59	46.14	6,451,753	212,389,129	9.30%	12.51%	0.24%
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
	2017		0.35%	0.80%	8.83	8.96	54,209	546,169	-1.28%	-0.88%	4.31%
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2017		0.10%	1.65%	8.44	8.87	647,095	5,663,293	-2.46%	-1.14%	1.93%
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
ALPS/Red Rocks Listed Private Equity Portfolio - Class I
	2017		0.35%	0.80%	12.31	12.45	4,379	54,484	24.50%	25.00%	3.09%
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2017		0.10%	1.65%	11.94	12.38	768,031	9,257,493	22.92%	24.58%	2.78%
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Stadion Core ETF Portfolio - Class I
	2017		0.40%	0.80%	$11.84	$12.01	5,042	$59,905	12.93%	13.38%	0.27%
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
ALPS/Stadion Core ETF Portfolio - Class III
	2017		0.10%	2.85%	11.35	11.93	917,171	10,143,127	11.71%	13.23%	0.19%
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2017		0.10%	1.65%	11.15	11.56	439,837	4,962,374	10.35%	11.85%	0.30%
	2016		0.30%	1.65%	10.10	10.33	390,479	3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund - Class I
	2017	3/28/17	0.35%	0.35%	11.40	11.40	6,291	71,687	9.44%	9.44%	1.24%
American Century VP Balanced Fund - Class II
	2017		0.10%	3.30%	11.35	11.87	4,327,370	50,309,821	10.21%	13.28%	1.41%
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund - Class II
	2017		2.15%	2.15%	12.10	12.10	2,133	25,803	1.47%	1.47%	2.51%
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
American Century VP Large Company Value Fund - Class I
	2017	6/27/17	0.35%	0.70%	10.61	10.63	33,184	352,509	2.34%	6.58%	0.65%
American Century VP Large Company Value Fund - Class II
	2017	6/7/17	0.10%	3.00%	10.45	10.64	358,793	3,784,362	-0.34%	7.74%	0.89%
American Funds Asset Allocation Fund - Class 1
	2017		0.40%	1.95%	13.34	18.35	1,175,826	18,849,926	14.26%	16.04%	1.78%
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Fund - Class 1A
	2017	4/13/17	0.35%	0.75%	11.39	11.44	358,300	4,093,365	1.37%	10.40%	2.05%
American Funds Asset Allocation Fund - Class 4
	2017		0.10%	1.65%	12.52	13.15	9,854,185	125,099,749	14.01%	15.56%	1.45%
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund - Class 1
	2017		0.40%	2.25%	14.54	21.75	245,762	4,489,873	15.09%	16.83%	2.26%
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
American Funds Blue Chip Income and Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.85%	11.31	11.48	53,961	618,727	5.58%	11.54%	3.87%
American Funds Blue Chip Income and Growth Fund - Class 4
	2017		0.10%	1.65%	13.86	14.55	2,122,791	29,875,527	14.79%	16.35%	2.05%
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Bond Fund - Class 1
	2017		0.60%	2.25%	$10.77	$11.74	549,238	$6,361,687	1.92%	3.26%	2.29%
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
American Funds Bond Fund - Class 1A
	2017	3/20/17	0.50%	1.85%	10.16	10.29	103,217	1,061,558	-0.11%	2.77%	4.05%
American Funds Capital Income Builder® - Class 1
	2017		0.40%	0.90%	11.25	11.46	87,875	1,004,071	12.28%	12.84%	3.02%
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder® - Class 1A
	2017	2/24/17	0.35%	0.70%	11.10	11.13	40,881	454,380	2.13%	9.22%	2.86%
American Funds Capital Income Builder® - Class 4
	2017		0.10%	1.65%	10.75	11.29	3,196,968	34,882,122	10.81%	12.31%	2.57%
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund - Class 1
	2017		0.60%	0.65%	14.92	14.97	37,258	556,175	19.14%	19.20%	1.11%
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
American Funds Global Balanced Fund - Class 1A
	2017	7/25/17	0.50%	0.50%	11.81	11.81	20,221	238,878	5.60%	5.60%	2.40%
American Funds Global Bond Fund - Class 1
	2017		0.60%	2.15%	9.85	10.91	263,558	2,829,781	4.84%	6.47%	0.58%
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
American Funds Global Bond Fund - Class 1A
	2017	6/27/17	0.50%	0.50%	10.65	10.65	6,006	63,963	1.31%	1.31%	0.96%
American Funds Global Discovery Fund - Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
American Funds Global Growth and Income Fund - Class 1
	2017		0.60%	1.90%	16.74	18.25	79,422	1,415,352	24.03%	25.65%	2.18%
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Growth and Income Fund - Class 1A
	2017	7/28/17	0.50%	0.50%	12.39	12.39	9,631	119,368	6.84%	6.84%	2.20%
American Funds Global Growth Fund - Class 1
	2017		0.40%	1.95%	14.39	29.17	100,452	2,230,705	29.37%	31.28%	0.87%
	2016		0.40%	1.90%	11.00	22.26	120,828	2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
American Funds Global Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.75%	12.69	12.87	134,709	1,729,281	0.00%	23.46%	1.69%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund - Class 2
	2017		0.65%	3.45%	$17.26	$30.77	11,616,271	$308,500,828	27.40%	30.62%	0.64%
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
American Funds Global Growth Fund - Class 4
	2017		0.10%	1.65%	13.69	14.38	2,754,870	37,676,270	28.97%	30.72%	0.73%
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Small Capitalization Fund - Class 1
	2017		0.40%	1.90%	12.85	25.81	74,101	1,447,426	23.84%	25.71%	0.67%
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Fund - Class 1A
	2017	2/24/17	0.35%	0.50%	12.26	12.28	14,797	181,646	9.37%	17.98%	0.59%
American Funds Global Small Capitalization Fund - Class 2
	2017		0.60%	3.15%	13.36	41.54	18,496,006	407,453,214	21.99%	25.14%	0.43%
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
American Funds Global Small Capitalization Fund - Class 4
	2017		0.10%	1.65%	12.24	12.86	819,439	10,114,015	23.57%	25.25%	0.41%
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund - Class 1
	2017		0.40%	2.15%	15.91	34.52	385,667	10,602,163	25.89%	28.11%	0.77%
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
American Funds Growth Fund - Class 1A
	2017	2/24/17	0.35%	1.85%	12.32	12.51	224,696	2,802,955	-0.44%	19.14%	1.04%
American Funds Growth Fund - Class 2
	2017		0.60%	3.45%	19.59	39.51	51,003,242	1,493,960,160	24.26%	27.51%	0.49%
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
American Funds Growth Fund - Class 4
	2017		0.10%	1.65%	15.15	15.91	6,957,967	105,324,817	25.89%	27.60%	0.51%
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund - Class 1
	2017		0.40%	1.90%	14.81	31.58	235,978	6,646,314	20.38%	22.20%	1.68%
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
American Funds Growth-Income Fund - Class 1A
	2017	2/24/17	0.35%	1.75%	11.78	11.94	181,077	2,157,415	-0.18%	15.03%	3.36%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 2
	2017		0.60%	3.45%	$18.01	$33.05	77,508,047	$1,952,345,244	18.53%	21.65%	1.36%
	2016		0.60%	3.20%	15.13	27.51	88,817,914	1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
American Funds Growth-Income Fund - Class 4
	2017		0.10%	1.65%	13.89	14.59	5,017,789	69,160,604	20.08%	21.71%	1.56%
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund - Class 1
	2017		0.60%	1.90%	12.30	13.41	130,925	1,732,060	5.23%	6.61%	6.92%
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
American Funds High-Income Bond Fund - Class 1A
	2017	2/10/17	0.50%	1.75%	10.42	10.55	36,971	387,351	0.13%	4.49%	8.90%
American Funds International Fund - Class 1
	2017		0.40%	2.25%	12.30	20.88	359,096	6,189,789	29.97%	31.93%	1.59%
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
American Funds International Fund - Class 1A
	2017	2/21/17	0.35%	1.85%	12.71	12.90	126,000	1,624,060	1.94%	23.39%	2.38%
American Funds International Fund - Class 2
	2017		0.65%	3.30%	12.71	32.08	34,577,849	706,147,538	28.05%	31.29%	1.22%
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
American Funds International Fund - Class 4
	2017		0.10%	1.65%	11.71	12.30	2,685,612	31,981,989	29.74%	31.50%	1.61%
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund - Class 1
	2017		0.60%	2.25%	12.49	13.85	128,565	1,740,107	22.64%	24.56%	2.41%
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds International Growth and Income Fund - Class 1A
	2017	3/30/17	0.50%	0.70%	12.25	12.28	54,088	663,781	2.35%	15.58%	7.59%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.50%	1.85%	15.16	15.20	65,270	883,305	14.32%	14.37%	0.27%
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2017		1.30%	2.85%	13.37	14.47	7,435,798	106,572,503	11.58%	13.32%	0.76%
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1
	2017		0.60%	1.70%	$13.47	$14.18	6,120	$84,409	13.54%	14.79%	1.28%
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Fund - Class P1
	2017		0.60%	0.90%	14.35	14.55	7,301	105,305	25.10%	25.47%	0.59%
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%
American Funds Managed Risk Growth-Income Fund - Class P1
	2017		0.65%	1.70%	13.59	14.27	1,895	26,139	18.61%	19.86%	1.03%
	2016		0.65%	1.70%	11.46	11.91	2,079	24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Fund - Class P1
	2017		0.60%	0.60%	11.66	11.66	1,359	15,845	28.52%	28.52%	0.36%
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund - Class 1
	2017		0.40%	1.90%	10.40	11.33	38,322	417,491	-0.43%	1.07%	1.72%
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
American Funds Mortgage Fund - Class 1A
	2017	2/10/17	0.70%	0.70%	10.06	10.06	9,313	93,723	0.12%	0.12%	1.52%
American Funds Mortgage Fund - Class 4
	2017		1.10%	1.65%	10.06	10.27	497,409	5,067,464	-0.68%	-0.13%	1.29%
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund® - Class 1
	2017		0.40%	2.15%	11.84	13.35	324,197	4,162,323	26.98%	29.22%	1.17%
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
American Funds New World Fund® - Class 1A
	2017	2/10/17	0.35%	0.75%	12.58	12.63	51,429	649,430	0.43%	21.86%	2.28%
American Funds New World Fund® - Class 4
	2017		0.10%	1.65%	11.28	11.85	2,096,083	24,088,587	26.95%	28.67%	0.89%
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1
	2017		0.60%	1.90%	10.26	11.18	17,147	188,333	-0.08%	1.22%	1.41%
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
	2017	5/30/17	0.50%	1.75%	10.00	10.12	29,181	292,918	-0.64%	-0.06%	1.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2017		0.35%	1.90%	$11.70	$17.95	327,723	$4,965,721	11.72%	13.40%	1.43%
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
BlackRock Global Allocation V.I. Fund - Class III
	2017		0.10%	3.45%	10.56	17.52	72,296,105	1,146,566,986	10.13%	13.37%	1.26%
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
BlackRock iShares® Alternative Strategies V.I. Fund - Class I
	2017		0.35%	0.40%	11.25	11.25	1,340	14,954	12.29%	12.29%	3.32%
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		0.30%	1.65%	10.81	11.21	407,399	4,445,200	10.61%	12.11%	2.80%
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
ClearBridge Variable Aggressive Growth Portfolio - Class I
	2017		0.35%	0.40%	12.82	12.82	24,945	309,595	15.83%	15.83%	0.58%
	2016		0.40%	0.40%	11.07	11.07	17,917	198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2017		0.10%	1.65%	12.14	12.75	1,803,465	22,255,867	14.09%	15.64%	0.27%
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class I
	2017	7/6/17	0.50%	0.70%	11.37	11.39	29,520	336,085	3.70%	13.04%	0.32%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2017	5/25/17	0.10%	2.90%	11.20	11.40	1,230,082	13,890,453	-0.61%	12.40%	0.30%
ClearBridge Variable Mid Cap Portfolio - Class I
	2017		0.35%	0.65%	13.15	13.27	41,864	533,192	12.07%	12.35%	0.50%
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio - Class II
	2017		0.10%	3.05%	12.11	13.19	2,463,944	31,264,072	9.61%	12.21%	0.22%
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Columbia VP Commodity Strategy Fund - Class 1
	2017	2/16/17	0.35%	0.35%	10.57	10.57	15,610	165,052	4.15%	4.15%	1.62%
Columbia VP Commodity Strategy Fund - Class 2
	2017	2/6/17	0.10%	1.50%	10.41	10.58	46,856	490,574	0.10%	6.64%	4.03%
Columbia VP Emerging Markets Bond Fund - Class 1
	2017	4/6/17	0.35%	0.35%	10.82	10.82	23,667	256,096	0.54%	0.54%	3.34%
Columbia VP Emerging Markets Bond Fund - Class 2
	2017	1/12/17	0.10%	1.65%	10.64	10.83	108,726	1,163,501	0.58%	8.87%	4.81%
Columbia VP Strategic Income Fund - Class 2
	2017	1/11/17	0.10%	1.65%	10.39	10.58	280,373	2,922,021	1.59%	4.10%	3.12%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Diversified Income Series - Service Class
	2017		0.10%	3.45%	$9.96	$17.23	130,151,769	$2,015,655,856	1.59%	4.58%	2.40%
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
Delaware VIP® Diversified Income Series - Standard Class
	2017		0.35%	2.15%	10.63	15.61	524,734	6,538,451	2.98%	4.80%	2.47%
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
Delaware VIP® Emerging Markets Series - Service Class
	2017		0.10%	3.20%	10.46	57.28	15,125,947	340,675,270	35.82%	39.81%	0.39%
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
Delaware VIP® Emerging Markets Series - Standard Class
	2017		0.35%	0.80%	12.11	12.29	41,673	522,700	39.43%	39.99%	0.55%
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP® High Yield Series - Service Class
	2017		0.65%	3.15%	11.79	27.70	5,990,655	129,079,479	3.92%	6.56%	5.79%
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
Delaware VIP® High Yield Series - Standard Class
	2017		1.40%	2.35%	20.83	28.78	136,190	2,886,230	4.99%	5.99%	4.76%
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
Delaware VIP® International Value Equity Series - Standard Class
	2017		1.40%	1.65%	22.10	23.59	5,355	118,444	20.50%	20.81%	1.56%
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2017		0.20%	3.30%	8.71	12.56	112,070,194	1,262,196,657	-1.29%	1.31%	1.80%
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2017		0.40%	2.15%	9.57	11.91	135,319	1,446,066	0.00%	1.56%	2.05%
	2016		0.60%	2.15%	9.57	11.73	103,856	1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
Delaware VIP® REIT Series - Service Class
	2017		0.10%	3.20%	12.08	38.68	6,667,910	155,232,449	-1.92%	0.96%	1.35%
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® REIT Series - Standard Class
	2017		0.35%	2.35%	$12.15	$47.27	99,492	$3,127,670	-0.82%	1.13%	1.60%
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
Delaware VIP® Small Cap Value Series - Service Class
	2017		0.10%	3.30%	13.89	52.05	12,995,334	399,897,769	8.24%	11.42%	0.63%
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
Delaware VIP® Small Cap Value Series - Standard Class
	2017		0.35%	2.80%	13.77	52.40	162,616	7,202,342	9.45%	11.60%	0.86%
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
Delaware VIP® Smid Cap Core Series - Service Class
	2017		0.10%	3.20%	14.89	42.18	6,009,878	189,006,646	14.65%	18.03%	0.09%
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2017		0.35%	2.50%	14.97	46.91	164,897	7,246,071	15.72%	18.17%	0.32%
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
Delaware VIP® U.S. Growth Series - Service Class
	2017		0.30%	3.15%	14.16	28.78	13,731,531	329,367,419	24.13%	27.72%	0.00%
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
Delaware VIP® Value Series - Service Class
	2017		0.10%	3.20%	13.76	33.25	12,651,706	315,482,010	9.96%	13.19%	1.49%
	2016		0.30%	3.20%	12.33	29.83	13,979,863	313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
Delaware VIP® Value Series - Standard Class
	2017		0.35%	2.80%	13.84	34.50	301,625	6,859,946	11.16%	13.34%	1.66%
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
Deutsche Alternative Asset Allocation VIP Portfolio - Class A
	2017		0.35%	2.15%	10.23	14.64	100,462	1,263,779	5.13%	6.98%	2.27%
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
	2017		0.10%	3.20%	9.31	14.23	4,202,999	54,822,983	3.67%	6.69%	2.05%
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Deutsche Equity 500 Index VIP Portfolio - Class A
	2017		1.30%	2.65%	$17.93	$31.22	251,209	$5,802,183	18.36%	19.97%	1.82%
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
Deutsche Equity 500 Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
Deutsche Small Cap Index VIP Portfolio - Class A
	2017		1.30%	2.70%	19.53	39.00	104,861	3,639,672	11.28%	12.85%	0.94%
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
Deutsche Small Cap Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.47%
Eaton Vance VT Floating-Rate Income Fund - ADV Class
	2017		0.35%	0.80%	10.92	11.08	323,395	3,542,426	2.86%	3.27%	3.53%
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2017		0.10%	1.65%	10.48	11.01	1,635,116	17,392,170	1.73%	3.12%	3.28%
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2017		0.35%	0.80%	14.10	14.31	124,900	1,754,755	20.90%	21.39%	1.03%
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2017		0.10%	3.25%	14.23	35.42	40,386,161	1,133,923,370	17.76%	21.22%	0.78%
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2017	1/17/17	0.30%	2.85%	11.16	11.49	535,374	6,058,541	3.45%	11.03%	1.78%
Fidelity® VIP Growth Portfolio - Initial Class
	2017		0.35%	2.50%	15.67	32.93	216,809	4,933,313	31.81%	34.59%	0.22%
	2016		0.40%	2.50%	11.64	24.82	220,923	3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
Fidelity® VIP Growth Portfolio - Service Class 2
	2017		0.10%	3.15%	14.33	31.70	8,868,563	221,914,221	30.65%	34.41%	0.08%
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
Fidelity® VIP Mid Cap Portfolio - Initial Class
	2017		0.35%	0.80%	13.71	13.90	139,425	1,896,503	19.85%	20.33%	0.79%
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2017		0.10%	3.30%	$13.63	$27.41	23,254,716	$583,214,185	16.74%	20.18%	0.49%
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
Fidelity® VIP Strategic Income Portfolio - Initial Class
	2017		0.35%	0.75%	11.05	11.05	55,269	605,430	7.36%	7.36%	3.40%
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2017		0.10%	1.65%	10.61	11.00	1,452,008	15,571,124	5.79%	7.22%	3.81%
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2017		0.10%	1.65%	11.32	11.61	420,699	4,797,488	15.74%	17.14%	0.68%
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Multi Income Allocation Portfolio - Class I
	2017		0.10%	1.65%	10.99	11.54	502,593	5,591,237	4.31%	5.74%	2.63%
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio - Class II
	2017		0.80%	0.80%	11.43	11.43	4,292	49,057	5.38%	5.38%	2.78%
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2017		0.20%	3.30%	12.77	13.41	7,202,721	86,187,711	11.62%	13.13%	1.75%
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
	2017		0.40%	0.70%	13.49	13.49	16,142	190,458	13.30%	13.30%	7.14%
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2017		0.30%	1.65%	10.92	11.47	732,709	8,112,121	9.95%	11.45%	2.47%
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund - Class 1
	2017		0.35%	0.40%	11.35	11.35	14,320	162,608	9.50%	9.50%	4.11%
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%
Franklin Income VIP Fund - Class 2
	2017		0.60%	3.20%	12.99	17.77	34,344,379	567,940,664	6.22%	9.01%	4.14%
	2016		0.60%	3.20%	12.23	16.69	37,309,015	571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
Franklin Income VIP Fund - Class 4
	2017		0.10%	2.90%	10.71	11.25	4,684,359	51,699,616	7.76%	9.22%	3.70%
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Fund - Class 1
	2017		0.35%	0.40%	12.18	12.18	71,025	860,472	8.20%	8.20%	2.52%
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund - Class 2
	2017		0.60%	3.25%	$13.59	$19.64	44,497,302	$728,816,598	4.94%	7.70%	2.24%
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
Franklin Mutual Shares VIP Fund - Class 4
	2017		0.10%	3.10%	11.48	12.06	1,435,367	16,484,322	6.48%	7.93%	2.42%
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund - Class 1
	2017		0.35%	0.40%	14.25	14.25	49,056	693,179	20.37%	20.37%	1.76%
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2017		0.10%	1.65%	13.45	14.13	1,650,892	22,517,549	18.43%	20.04%	1.48%
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund - Class 1
	2017		0.35%	0.80%	12.98	13.17	47,120	616,408	10.03%	10.47%	0.79%
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2017		0.10%	1.65%	12.43	13.05	570,206	7,200,733	8.75%	10.23%	0.43%
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2017		0.35%	0.80%	13.03	13.22	18,010	234,958	20.78%	21.26%	0.00%
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2017		0.10%	1.65%	12.47	13.10	431,083	5,462,010	19.32%	20.94%	0.00%
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2017		0.40%	0.80%	9.82	9.96	45,870	456,074	-0.04%	0.36%	0.75%
	2016		0.40%	0.80%	9.93	9.93	145,114	1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2017		0.30%	1.65%	9.47	9.95	3,611,288	34,978,630	-1.13%	0.21%	0.49%
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2017		0.60%	2.60%	16.96	24.59	6,809,713	154,363,612	6.76%	8.85%	1.40%
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2017		1.10%	1.65%	$9.28	$9.47	257,412	$2,427,961	3.42%	3.99%	2.03%
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares
	2017		0.35%	0.80%	9.70	9.84	10,683	107,351	4.76%	5.18%	3.00%
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2017		0.10%	1.65%	8.96	9.41	536,343	4,879,730	-3.92%	-2.62%	0.77%
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund - Institutional Shares
	2017		0.40%	0.40%	9.52	9.52	2,368	22,542	-2.43%	-2.43%	1.04%
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim VT Long Short Equity
	2017		0.10%	1.65%	11.67	12.25	405,110	4,812,811	12.97%	14.51%	0.34%
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2017		0.30%	1.65%	10.33	10.85	448,100	4,707,985	1.98%	3.37%	0.00%
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund - Class IA
	2017		0.40%	0.40%	13.52	13.52	7,331	99,163	21.65%	21.65%	1.12%
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund - Class IC
	2017		0.10%	1.65%	12.69	13.33	926,942	11,917,596	19.52%	21.14%	0.73%
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
Invesco V.I. American Franchise Fund - Series I Shares
	2017		1.40%	1.80%	7.83	13.24	217,758	2,712,314	25.07%	25.57%	0.08%
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
Invesco V.I. American Franchise Fund - Series II Shares
	2017		1.35%	2.45%	17.23	23.55	83,516	1,494,190	24.33%	25.36%	0.00%
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares
	2017		0.35%	0.40%	11.93	11.93	66,358	741,488	9.72%	9.72%	6.19%
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2017		0.30%	1.65%	$11.30	$11.87	1,218,734	$13,988,224	8.03%	9.50%	4.05%
	2016		0.30%	1.65%	10.46	10.84	1,087,000	11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund - Series I Shares
	2017		0.40%	0.40%	13.60	13.60	8,926	121,431	17.38%	17.38%	2.19%
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund - Series II Shares
	2017		0.10%	1.65%	12.88	13.54	409,711	5,376,964	15.65%	17.22%	2.15%
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2017		1.40%	2.35%	12.18	24.02	375,246	6,275,565	10.55%	11.60%	1.01%
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		1.30%	2.55%	17.74	24.23	75,828	1,453,158	10.04%	11.42%	0.78%
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
Invesco V.I. Diversified Dividend Fund - Series I Shares
	2017		0.35%	0.40%	13.37	13.37	8,895	106,527	8.14%	8.14%	1.48%
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2017		0.10%	1.65%	12.66	13.30	1,528,267	19,649,940	6.57%	8.02%	1.54%
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
	2017		0.35%	0.40%	14.20	14.20	4,928	69,192	18.11%	18.11%	0.80%
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2017		0.10%	3.30%	13.45	14.13	5,966,643	75,567,257	16.39%	17.97%	0.92%
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund - Series I Shares
	2017		0.35%	0.35%	12.01	12.01	3,875	46,538	10.65%	10.65%	1.89%
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2017		0.10%	1.65%	12.35	12.97	1,254,798	15,729,297	8.97%	10.45%	1.69%
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund - Series I Shares
	2017		0.40%	2.70%	10.93	26.72	130,870	2,274,702	19.73%	22.51%	1.41%
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. International Growth Fund - Series II Shares
	2017		0.10%	3.25%	$11.01	$30.31	2,328,323	$48,910,426	19.16%	22.36%	1.36%
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
Ivy VIP Asset Strategy Portfolio
	2017		0.30%	1.65%	9.76	10.25	915,038	9,072,599	16.34%	17.92%	1.56%
	2016		0.30%	1.65%	8.39	8.70	1,016,225	8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio
	2017		0.30%	1.65%	7.04	7.39	920,785	6,592,006	-14.07%	-12.91%	0.81%
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio
	2017		0.10%	1.65%	10.71	11.25	1,733,883	18,863,644	4.93%	6.36%	5.23%
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP High Income Portfolio - Class I
	2017	7/21/17	0.35%	1.85%	10.93	11.16	9,557	106,102	0.29%	1.40%	0.00%
Ivy VIP Micro Cap Growth Portfolio
	2017		0.10%	1.65%	11.27	11.84	348,136	4,000,567	7.05%	8.50%	0.00%
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class I
	2017	8/22/17	0.35%	0.35%	11.64	11.64	9,220	107,335	7.69%	7.69%	0.00%
Ivy VIP Mid Cap Growth Portfolio
	2017		0.10%	1.70%	12.77	13.50	603,080	7,888,739	24.76%	26.52%	0.00%
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class I
	2017	7/24/17	0.50%	0.50%	12.50	12.50	30,953	386,773	10.48%	10.48%	0.00%
Ivy VIP Science and Technology Portfolio
	2017		0.10%	1.65%	12.96	13.62	1,597,622	21,104,987	29.96%	31.72%	0.00%
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Ivy VIP Science and Technology Portfolio - Class I
	2017	9/11/17	0.35%	0.35%	13.50	13.50	11,446	154,563	4.71%	4.71%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2017		1.30%	2.75%	16.33	27.02	552,754	14,184,144	14.99%	16.61%	1.37%
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
Janus Henderson Enterprise Portfolio - Service Shares
	2017		1.30%	2.65%	27.62	49.49	165,010	6,869,000	23.79%	25.45%	0.14%
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Janus Henderson Global Research Portfolio - Service Shares
	2017		1.30%	2.20%	$17.16	$22.66	36,620	$680,597	23.93%	25.14%	0.67%
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
	2017	4/4/17	0.35%	0.70%	10.03	10.07	82,448	829,860	0.32%	2.08%	2.00%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2017	1/9/17	0.10%	3.45%	9.69	10.07	4,769,037	47,244,356	-1.34%	2.35%	1.73%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2017		0.30%	2.80%	10.93	11.68	524,453	5,931,871	13.63%	16.49%	1.52%
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio - Class 1
	2017	5/10/17	0.35%	0.35%	11.15	11.15	5,016	55,956	6.39%	6.39%	3.73%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2017		0.10%	1.65%	10.93	11.33	190,873	2,108,619	9.88%	11.37%	4.30%
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2017	5/30/17	0.75%	0.75%	11.44	11.44	45,978	525,864	8.32%	8.32%	1.98%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
	2017	5/18/17	0.75%	0.75%	11.19	11.19	71,254	797,154	8.71%	8.71%	1.36%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2017		0.10%	1.65%	11.44	12.02	1,942,368	22,552,589	7.42%	8.88%	5.00%
	2016		0.30%	1.65%	10.65	11.04	1,302,693	14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2017		0.10%	1.65%	12.09	12.70	575,740	7,089,100	27.80%	29.53%	0.00%
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2017		0.65%	2.55%	17.10	29.40	570,223	14,973,371	9.81%	11.85%	1.04%
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2017		0.10%	1.65%	10.02	10.52	2,327,055	23,717,626	0.52%	1.88%	3.96%
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund - Service Class
	2017		0.10%	1.65%	11.57	12.15	3,969,287	46,618,136	12.54%	14.07%	2.50%
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Balanced Allocation Fund - Standard Class
	2017		0.35%	1.70%	$12.08	$15.11	492,146	$6,910,683	12.86%	14.34%	2.48%
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.76	14.16	24,892,800	338,312,266	9.82%	12.71%	0.96%
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.80%	10.46	11.00	2,331,383	25,476,512	8.61%	10.25%	1.87%
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.90%	13.42	13.61	53,487	718,787	11.08%	11.35%	2.19%
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.85%	10.49	11.04	6,591,782	72,361,912	13.15%	14.86%	1.41%
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.65%	1.70%	13.22	14.05	29,311	409,997	14.80%	16.01%	1.59%
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%
LVIP American Global Growth Fund - Service Class II
	2017		0.20%	3.30%	16.73	24.22	8,541,589	189,479,395	26.87%	30.21%	0.37%
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
LVIP American Global Small Capitalization Fund - Service Class II
	2017		0.30%	3.15%	12.98	19.28	4,219,426	75,228,776	21.53%	24.67%	0.02%
	2016		0.60%	3.15%	10.68	15.46	4,400,791	63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
LVIP American Growth Allocation Fund - Service Class
	2017		0.10%	1.65%	11.85	12.45	2,766,360	33,355,228	15.23%	16.80%	1.80%
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Allocation Fund - Standard Class
	2017		0.35%	1.70%	12.56	15.85	98,042	1,336,809	15.58%	17.09%	2.01%
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Fund - Service Class II
	2017		0.20%	3.30%	$19.60	$28.03	21,103,350	$543,233,094	23.80%	27.06%	0.42%
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
LVIP American Growth-Income Fund - Service Class II
	2017		0.20%	3.30%	19.19	26.96	18,700,432	463,148,709	18.12%	21.23%	1.28%
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
LVIP American Income Allocation Fund - Standard Class
	2017		0.65%	1.85%	12.94	13.87	6,344	82,336	8.41%	9.55%	2.59%
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Fund - Service Class II
	2017		0.20%	3.25%	12.32	18.05	11,645,093	192,818,815	27.51%	30.86%	1.00%
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
LVIP American Preservation Fund - Service Class
	2017		0.10%	1.65%	9.49	10.21	748,104	7,257,311	-0.33%	1.02%	1.20%
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP American Preservation Fund - Standard Class
	2017		0.60%	1.90%	9.54	10.22	13,101	127,785	-0.22%	1.08%	1.56%
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP AQR Enhanced Global Strategies Fund - Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP Baron Growth Opportunities Fund - Service Class
	2017		0.10%	3.30%	13.62	28.39	8,384,298	187,355,105	23.23%	26.86%	0.00%
	2016		0.30%	3.20%	10.74	22.98	8,462,121	151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
LVIP Baron Growth Opportunities Fund - Standard Class
	2017		0.35%	0.80%	13.50	13.70	61,063	834,199	26.54%	27.05%	0.00%
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.38	19.37	59,354,687	891,999,703	12.49%	15.44%	1.66%
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2017		0.60%	0.75%	$24.10	$24.21	24,394	$547,290	15.67%	15.73%	2.06%
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2017		0.30%	3.45%	9.94	11.21	88,951,594	946,920,205	9.26%	12.13%	0.74%
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
	2017		0.60%	1.70%	10.83	11.39	15,773	176,623	11.29%	12.52%	1.06%
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.25%	11.08	11.54	17,324,993	196,900,660	10.41%	13.21%	1.60%
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2017		0.10%	3.25%	8.98	11.09	77,086,771	789,456,865	-1.27%	1.63%	1.66%
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2017		0.35%	2.25%	10.02	11.32	186,517	1,969,942	0.26%	1.77%	1.91%
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2017		0.10%	1.65%	10.08	10.58	780,213	7,973,058	3.94%	5.35%	3.39%
	2016		0.30%	1.65%	9.69	10.05	643,274	6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock Multi-Asset Income Fund - Standard Class
	2017		0.35%	0.80%	10.49	10.64	20,304	215,941	5.08%	5.51%	3.21%
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%
LVIP BlackRock Scientific Allocation Fund - Service Class
	2017	5/30/17	0.30%	3.45%	10.73	13.63	131,268	1,703,651	0.14%	6.72%	4.69%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	11.33	11.78	20,458,354	237,050,490	9.75%	12.36%	1.24%
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	11.70	12.98	21,202,247	264,309,319	16.81%	19.89%	1.12%
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	12.60	13.14	5,965	77,335	19.00%	20.25%	1.39%
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	14.82	23.63	29,637,789	582,314,071	21.86%	25.11%	0.45%
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2017		1.30%	2.80%	16.81	24.69	114,999	2,421,970	22.65%	24.50%	0.63%
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.68	18.19	41,804,878	509,481,841	21.30%	24.49%	0.00%
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2017		0.65%	0.90%	22.17	22.63	3,774	83,992	24.44%	24.75%	0.00%
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Clarion Global Real Estate Fund - Service Class
	2017		0.10%	3.20%	8.37	18.76	10,742,974	103,522,831	7.10%	10.25%	4.08%
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
LVIP Clarion Global Real Estate Fund - Standard Class
	2017		0.35%	0.40%	11.47	11.47	56,559	619,695	10.42%	10.42%	5.04%
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2017		0.65%	3.15%	10.45	11.17	11,186,695	121,841,446	13.98%	16.87%	0.77%
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund - Service Class
	2017		0.10%	3.45%	9.87	15.33	247,917,303	3,404,290,566	0.73%	3.69%	2.61%
	2016		0.30%	3.20%	9.79	14.88	228,604,065	3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund - Standard Class
	2017		0.35%	3.00%	$10.26	$20.46	4,405,773	$76,539,858	1.29%	3.96%	2.74%
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2017		0.10%	3.30%	8.59	10.40	79,945,295	768,776,356	-0.94%	1.97%	0.86%
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2017		0.35%	2.15%	9.42	10.65	192,061	1,963,139	0.36%	2.13%	1.20%
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
LVIP Delaware Social Awareness Fund - Service Class
	2017		0.30%	3.15%	17.44	31.17	2,465,434	59,997,330	16.06%	19.00%	0.92%
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
LVIP Delaware Social Awareness Fund - Standard Class
	2017		0.35%	2.70%	19.56	33.64	258,441	7,562,373	16.99%	18.64%	1.24%
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
LVIP Delaware Special Opportunities Fund - Service Class
	2017		0.20%	3.25%	15.86	27.58	4,321,647	78,489,021	13.72%	16.58%	1.05%
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
LVIP Delaware Wealth Builder Fund - Service Class
	2017		0.30%	3.05%	13.21	21.68	714,939	13,256,234	8.87%	11.18%	2.03%
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
LVIP Delaware Wealth Builder Fund - Standard Class
	2017		0.50%	2.65%	14.94	22.65	218,079	4,613,632	9.36%	10.84%	2.24%
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
LVIP Dimensional International Core Equity Fund - Service Class
	2017		0.10%	3.15%	11.04	11.91	3,604,821	41,630,401	23.07%	26.63%	2.41%
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional International Core Equity Fund - Standard Class
	2017		0.35%	1.95%	11.74	11.96	293,223	3,572,657	25.97%	26.86%	2.30%
	2016		0.40%	1.10%	9.39	9.43	159,195	1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	$10.44	$13.36	31,059,947	$360,153,651	21.88%	25.47%	2.21%
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2017		0.40%	1.90%	11.10	12.61	116,992	1,457,945	23.80%	25.66%	2.21%
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2017		0.10%	3.45%	13.07	25.11	4,428,948	89,522,313	16.72%	20.10%	1.29%
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2017		0.35%	1.85%	13.15	31.66	231,772	4,175,636	19.92%	20.39%	1.79%
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2017		0.10%	3.15%	12.02	12.89	2,944,958	36,713,343	14.58%	17.65%	1.20%
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2017		0.35%	1.95%	12.87	12.95	254,296	3,256,479	17.54%	17.84%	1.46%
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.50	19.07	41,366,501	673,761,572	15.13%	18.52%	0.96%
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2017		0.40%	1.90%	12.57	17.67	139,149	2,346,796	16.93%	18.69%	0.97%
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2017		0.10%	3.20%	9.27	11.01	55,525,545	570,913,243	-0.55%	2.38%	1.75%
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2017		0.35%	1.90%	10.27	11.19	794,837	8,443,753	1.01%	2.53%	2.21%
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2017		0.30%	3.20%	$9.57	$16.53	76,900,455	$842,703,383	17.29%	20.74%	1.15%
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2017		0.30%	2.85%	10.25	10.46	687,730	7,423,670	8.66%	9.26%	3.30%
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class
	2017	12/19/17	0.50%	0.50%	11.15	11.15	1,204	13,429	0.00%	0.00%	2.14%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.38	11.52	28,088,590	310,357,024	7.33%	10.16%	3.19%
	2016		0.60%	3.20%	9.67	10.46	25,533,930	258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	11.66	11.66	992	11,582	10.49%	10.49%	3.52%
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	11.91	17.63	74,111,633	1,187,595,457	6.75%	9.56%	1.97%
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.65%	18.52	18.52	10,262	190,014	9.78%	9.78%	2.30%
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2017		0.20%	3.20%	12.03	16.18	577,677,484	8,675,652,133	11.71%	14.65%	2.06%
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.35%	1.75%	17.70	19.46	454,223	7,078,462	13.69%	14.94%	3.55%
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
LVIP Global Income Fund - Service Class
	2017		0.10%	3.20%	8.76	12.23	58,319,128	651,725,297	1.49%	4.47%	0.00%
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
LVIP Global Income Fund - Standard Class
	2017		0.35%	0.75%	10.20	10.20	71,455	728,688	4.63%	4.63%	0.00%
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.45%	$11.92	$16.81	437,659,078	$6,740,595,886	10.45%	13.36%	1.99%
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2017		0.35%	1.70%	11.38	18.98	77,338	1,243,353	12.39%	13.58%	2.70%
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2017		0.10%	3.00%	10.60	11.13	890,967	9,632,896	5.89%	7.32%	3.45%
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%
LVIP Goldman Sachs Income Builder Fund - Standard Class
	2017		0.40%	0.50%	11.19	11.19	4,122	45,899	7.50%	7.50%	3.23%
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Government Money Market Fund - Service Class
	2017		0.10%	3.20%	7.79	10.04	22,932,493	212,678,122	-2.98%	-0.42%	0.18%
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
LVIP Government Money Market Fund - Standard Class
	2017		0.35%	2.70%	7.94	10.68	2,366,605	22,815,993	-2.26%	-0.24%	0.40%
	2016		0.65%	2.80%	8.11	10.78	2,704,726	26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.73	11.79	27,278,604	309,727,672	7.25%	10.06%	1.08%
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	10.43	11.55	12,523,103	139,194,685	13.96%	16.90%	1.47%
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	11.23	11.71	6,995	80,392	16.09%	17.31%	1.75%
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP JPMorgan High Yield Fund - Service Class
	2017		0.10%	3.20%	11.12	15.41	12,727,012	181,491,008	3.16%	6.19%	5.79%
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
LVIP JPMorgan High Yield Fund - Standard Class
	2017		0.35%	0.50%	11.34	11.34	27,781	306,541	6.35%	6.35%	7.35%
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Retirement Income Fund - Service Class
	2017	6/7/17	0.30%	2.80%	$10.45	$12.66	128,472	$1,516,322	0.25%	4.32%	5.72%
LVIP JPMorgan Retirement Income Fund - Standard Class
	2017	7/6/17	0.50%	0.70%	10.94	11.29	70,347	769,846	1.22%	5.17%	5.89%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.08	21.08	44,152,217	619,609,616	10.80%	14.06%	0.82%
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2017		0.60%	1.70%	23.96	26.34	15,058	300,920	12.76%	14.00%	1.00%
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP Managed Risk Profile 2010 Fund - Service Class
	2017		0.75%	2.80%	11.39	14.15	448,516	5,814,930	6.34%	8.55%	1.71%
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
LVIP Managed Risk Profile 2020 Fund - Service Class
	2017		0.75%	2.80%	11.16	13.88	806,673	10,174,646	8.66%	10.91%	1.63%
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
LVIP Managed Risk Profile 2030 Fund - Service Class
	2017		0.75%	2.85%	10.98	13.72	414,963	5,122,956	10.01%	12.35%	1.69%
	2016		0.75%	2.85%	9.98	12.21	451,618	5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
LVIP Managed Risk Profile 2040 Fund - Service Class
	2017		1.15%	2.85%	10.46	12.52	394,944	4,703,122	11.13%	13.04%	1.85%
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	10.25	11.57	26,368,211	290,445,820	24.56%	27.85%	1.22%
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS International Growth Fund - Service Class
	2017		0.10%	3.15%	10.03	18.40	15,586,440	189,669,952	27.46%	31.14%	0.91%
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
LVIP MFS International Growth Fund - Standard Class
	2017		0.35%	0.40%	12.53	12.53	655	8,271	31.35%	31.35%	0.33%
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS Value Fund - Service Class
	2017		0.10%	3.30%	$13.91	$24.00	52,202,443	$977,449,408	13.64%	16.98%	1.53%
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
LVIP MFS Value Fund - Standard Class
	2017		0.35%	0.75%	14.18	14.18	125,807	1,528,474	17.16%	17.16%	4.52%
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP Mondrian International Value Fund - Service Class
	2017		0.10%	3.45%	10.32	24.72	18,524,542	283,807,930	17.23%	20.68%	3.00%
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
LVIP Mondrian International Value Fund - Standard Class
	2017		0.40%	2.70%	10.90	26.51	489,746	12,000,558	18.11%	20.86%	3.26%
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	10.48	11.40	3,854,785	42,403,471	16.69%	19.40%	1.53%
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class
	2017		0.65%	0.90%	11.44	11.54	19,155	219,290	19.53%	19.83%	1.69%
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2017		0.10%	3.25%	9.37	10.42	40,527,858	402,456,330	-1.76%	1.13%	1.56%
	2016		0.30%	3.20%	9.54	10.30	35,691,768	354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2017		0.35%	1.90%	9.99	10.47	608,010	6,280,671	-0.03%	1.27%	2.07%
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%
LVIP Select Core Equity Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.18	13.73	33,438,646	436,900,060	14.89%	17.91%	2.16%
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%
LVIP Select Core Equity Managed Volatility Fund - Standard Class
	2017		0.60%	1.70%	13.27	13.96	9,642	133,178	17.03%	18.32%	2.38%
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP SSGA Bond Index Fund - Service Class
	2017		0.10%	3.45%	9.44	13.12	84,121,596	990,620,741	-0.32%	2.61%	2.20%
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Bond Index Fund - Standard Class
	2017		0.35%	1.85%	$10.58	$12.69	240,908	$2,641,603	1.29%	2.77%	3.81%
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2017		0.65%	3.10%	11.93	14.20	5,468,134	72,050,831	7.17%	9.72%	1.98%
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2017		0.10%	3.00%	11.54	14.19	14,275,446	188,332,607	6.19%	9.10%	3.10%
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2017		0.35%	0.80%	11.44	11.60	58,990	678,713	8.82%	9.26%	3.28%
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Developed International 150 Fund - Service Class
	2017		0.10%	3.45%	11.49	17.19	12,699,387	163,216,281	19.61%	22.89%	4.13%
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
LVIP SSGA Developed International 150 Fund - Standard Class
	2017		0.35%	1.90%	11.82	20.69	38,516	589,596	21.25%	23.08%	4.71%
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2017		0.10%	3.45%	8.80	14.86	14,293,707	187,818,258	19.68%	23.14%	2.43%
	2016		0.30%	3.15%	7.35	12.39	14,979,878	161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2017		0.35%	1.90%	9.79	18.57	104,709	1,455,002	21.51%	23.34%	3.66%
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2017		0.10%	3.25%	10.19	15.01	64,699,507	876,608,907	10.92%	13.84%	3.73%
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2017		0.35%	1.85%	11.20	18.20	45,251	746,498	13.78%	14.07%	4.70%
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Index Fund - Service Class
	2017		0.10%	3.45%	$9.65	$16.40	27,441,468	$297,443,272	20.71%	24.01%	2.39%
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
LVIP SSGA International Index Fund - Standard Class
	2017		0.35%	1.90%	11.23	18.69	184,593	2,430,775	22.35%	24.19%	4.13%
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
LVIP SSGA International Managed Volatility Fund - Service Class
	2017		0.30%	3.20%	9.41	12.55	37,807,569	378,840,654	20.05%	23.59%	1.97%
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2017		0.65%	1.90%	10.01	10.52	15,347	156,282	21.93%	23.46%	2.15%
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA Large Cap 100 Fund - Service Class
	2017		0.10%	3.45%	14.76	30.40	14,865,283	350,328,436	14.79%	18.11%	2.66%
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2017		0.35%	2.15%	14.84	37.99	132,109	2,975,978	16.23%	18.28%	3.00%
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	12.42	14.01	27,776,939	371,051,510	16.99%	20.06%	1.68%
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
	2017		0.90%	0.90%	13.98	13.98	2,732	38,211	20.01%	20.01%	1.77%
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2017	1/10/17	0.10%	3.20%	12.27	12.72	2,684,939	33,602,055	3.93%	13.37%	1.91%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2017	1/31/17	0.35%	2.25%	12.44	12.71	98,808	1,251,408	4.01%	13.56%	2.01%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2017		0.30%	3.25%	12.55	15.88	15,573,508	228,699,375	10.67%	13.58%	1.97%
	2016		0.60%	3.20%	11.34	13.98	15,471,018	201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2017	11/10/17	0.40%	0.40%	11.45	11.45	2,534	29,013	0.10%	0.10%	0.78%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2017		0.10%	3.20%	$10.88	$15.80	54,924,113	$805,056,033	9.31%	12.52%	3.64%
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2017		0.35%	0.50%	12.14	12.14	15,542	186,952	12.69%	12.69%	3.59%
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2017		0.30%	3.25%	12.96	16.44	12,510,291	191,068,011	13.00%	15.92%	1.95%
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2017	6/6/17	0.50%	0.70%	11.71	12.06	23,825	280,660	5.16%	5.25%	8.08%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2017		0.30%	3.15%	12.29	16.63	29,879,947	460,977,499	11.06%	14.27%	3.89%
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2017		0.35%	0.75%	12.35	12.35	197,527	2,352,949	14.44%	14.44%	8.28%
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA S&P 500 Index Fund - Service Class
	2017		0.10%	3.45%	14.59	26.20	53,968,245	1,097,923,484	17.45%	20.90%	1.69%
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2017		0.35%	2.80%	14.88	32.74	2,171,477	46,493,445	18.29%	21.09%	1.98%
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
LVIP SSGA Small-Cap Index Fund - Service Class
	2017		0.10%	3.45%	13.59	25.53	18,697,055	311,264,760	10.34%	13.58%	0.78%
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2017		0.35%	1.90%	13.86	31.91	335,888	6,541,645	12.06%	13.75%	1.29%
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2017		0.10%	3.45%	12.98	26.86	6,080,391	142,582,271	2.73%	5.75%	2.33%
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2017		0.35%	2.15%	$13.24	$33.56	181,410	$3,360,719	4.07%	5.90%	2.98%
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2017		0.60%	3.20%	11.41	12.87	29,932,926	366,876,336	10.29%	13.19%	1.21%
	2016		0.60%	3.20%	10.34	11.37	24,557,411	268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2017		0.65%	1.70%	12.37	12.99	7,334	94,376	12.23%	13.42%	1.34%
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2017		0.10%	3.20%	16.14	29.81	14,256,459	302,611,791	29.17%	32.96%	0.00%
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2017		0.35%	0.75%	16.46	16.46	95,197	1,451,246	33.16%	33.16%	0.30%
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2017		0.10%	3.45%	14.77	37.85	5,555,963	163,178,882	20.52%	24.06%	0.00%
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2017		0.35%	3.10%	14.85	39.54	161,317	3,968,180	21.06%	24.25%	0.22%
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2017		0.30%	3.20%	10.54	11.28	81,839,204	905,126,333	11.32%	14.20%	1.63%
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.65%	11.36	11.36	3,106	35,271	14.47%	14.47%	1.59%
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2017		0.10%	3.20%	14.33	22.15	10,582,715	198,666,969	16.10%	19.52%	1.45%
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2017		0.40%	1.90%	$14.41	$20.60	79,446	$1,369,285	17.91%	19.69%	2.06%
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
LVIP Vanguard International Equity ETF Fund - Service Class
	2017		0.10%	3.25%	11.32	14.36	10,455,499	132,189,200	23.96%	27.61%	2.19%
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2017		0.40%	1.90%	11.92	13.68	119,058	1,536,477	25.89%	27.80%	2.80%
	2016		0.40%	1.90%	9.33	10.73	69,716	718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP Wellington Capital Growth Fund - Service Class
	2017		0.10%	3.15%	16.10	27.42	15,188,254	337,775,924	31.33%	35.12%	0.00%
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
LVIP Wellington Capital Growth Fund - Standard Class
	2017	1/26/17	0.35%	0.40%	12.96	16.19	4,143	63,372	0.78%	29.13%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2017		0.10%	3.45%	12.77	25.64	6,261,878	98,623,881	9.59%	12.81%	0.17%
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2017		0.35%	0.40%	12.84	12.84	26,709	340,987	12.98%	12.98%	0.46%
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Western Asset Core Bond Fund - Service Class
	2017	5/22/17	0.10%	3.45%	10.01	10.23	3,774,989	38,242,906	-0.77%	1.72%	2.93%
LVIP Western Asset Core Bond Fund - Standard Class
	2017	6/5/17	0.35%	1.85%	10.13	10.23	60,907	622,101	0.26%	1.38%	2.61%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
MFS® VIT Growth Series - Initial Class
	2017		0.35%	2.35%	15.59	38.94	141,818	3,738,538	28.37%	30.86%	0.10%
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2017		0.10%	3.25%	$13.41	$39.24	4,374,619	$106,010,925	26.95%	30.69%	0.00%
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
MFS® VIT Total Return Series - Initial Class
	2017		0.35%	2.35%	20.44	24.73	278,559	6,619,317	9.68%	10.74%	2.22%
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
MFS® VIT Total Return Series - Service Class
	2017		0.10%	3.30%	10.87	21.72	3,994,646	69,526,462	8.44%	11.69%	2.38%
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
MFS® VIT Utilities Series - Initial Class
	2017		0.35%	2.35%	11.04	48.67	193,421	7,089,885	12.17%	14.37%	4.24%
	2016		0.40%	2.35%	9.65	43.31	219,048	7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
MFS® VIT Utilities Series - Service Class
	2017		0.10%	3.20%	10.97	49.05	7,073,394	194,445,127	10.89%	14.15%	4.04%
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
MFS® VIT II Core Equity Portfolio - Service Class
	2017		1.30%	2.65%	20.58	31.33	95,676	2,491,102	21.26%	22.90%	0.71%
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS® VIT II International Value Portfolio - Initial Class
	2017		0.35%	0.80%	13.63	13.63	81,405	1,034,662	26.64%	26.64%	1.33%
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS® VIT II International Value Portfolio - Service Class
	2017		0.10%	1.65%	12.91	13.56	2,344,915	30,758,862	24.74%	26.44%	1.39%
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley VIF Global Infrastructure Portfolio - Class I
	2017		0.35%	0.75%	11.80	11.80	26,362	292,297	12.51%	12.51%	2.31%
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2017		0.10%	1.65%	11.15	11.72	612,519	6,941,285	10.70%	12.21%	2.00%
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
Morgan Stanley VIF Growth Portfolio - Class II
	2017		0.65%	2.55%	23.48	53.68	56,773	2,392,408	39.23%	41.89%	0.00%
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2017		1.15%	3.15%	$17.61	$35.80	842,037	$27,545,955	13.12%	15.40%	0.81%
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
Oppenheimer Global Fund/VA Service Shares
	2017		0.65%	2.20%	18.15	34.20	304,884	9,047,815	33.36%	35.44%	0.73%
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2017		0.35%	0.80%	11.26	11.42	123,723	1,458,185	25.29%	25.79%	1.02%
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2017		0.10%	1.65%	10.85	11.39	1,242,004	13,750,691	24.38%	26.07%	1.19%
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares
	2017		0.35%	0.40%	13.93	13.93	43,802	605,697	13.70%	13.70%	0.84%
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2017		0.10%	1.65%	13.19	13.86	793,691	10,623,910	12.05%	13.57%	0.62%
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2017		0.10%	1.65%	9.72	9.91	319,974	3,168,388	9.16%	9.76%	5.59%
	2016		0.30%	1.65%	8.94	9.03	190,951	1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio - Institutional Class
	2017		0.40%	0.80%	10.11	10.25	11,085	113,443	10.34%	10.78%	5.36%
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2017		0.30%	2.75%	6.40	8.72	1,540,717	12,482,715	-0.72%	1.74%	10.86%
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class
	2017		0.40%	0.40%	6.43	6.43	5,141	33,086	1.99%	1.99%	11.28%
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2017		0.30%	1.65%	11.01	11.57	321,804	3,604,773	7.99%	9.46%	4.97%
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class
	2017		0.40%	0.40%	$11.63	$11.63	2,762	$32,120	9.62%	9.62%	5.24%
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class
	2017		0.30%	1.65%	10.25	10.77	375,455	3,900,628	3.19%	4.59%	1.62%
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class
	2017		0.40%	0.40%	10.82	10.82	3,798	41,114	4.75%	4.75%	1.87%
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
Putnam VT Absolute Return 500 Fund - Class IA
	2017	7/24/17	0.35%	0.35%	10.72	10.72	129	1,385	3.01%	3.01%	0.00%
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Absolute Return 500 Fund - Class IB
	2017		0.10%	1.65%	10.38	10.59	276,983	2,925,608	5.23%	5.81%	0.00%
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Equity Income Fund - Class IB
	2017	5/12/17	1.40%	2.45%	20.53	24.84	55,697	1,218,866	11.45%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IA
	2017	7/17/17	0.50%	0.50%	11.78	11.78	20,106	236,862	5.67%	5.67%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2017	1/12/17	0.30%	2.90%	11.43	11.77	1,224,855	14,206,850	0.60%	11.84%	0.65%
Putnam VT Global Health Care Fund - Class IA
	2017		0.35%	0.40%	10.27	10.27	12,688	132,917	15.14%	15.14%	0.20%
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund - Class IB
	2017		0.10%	2.45%	9.97	29.29	1,009,021	13,542,660	12.79%	14.95%	0.51%
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.06%
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
Putnam VT Income Fund - Class IB
	2017		0.10%	1.65%	9.96	10.32	609,805	6,139,023	3.87%	5.28%	3.64%
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%
QS Variable Conservative Growth - Class II
	2017	6/26/17	0.30%	2.65%	10.62	10.78	90,766	970,818	2.28%	5.70%	5.25%
Rational Dividend Capture VA Fund
	2017		1.10%	2.20%	12.87	13.84	92,981	1,268,081	-3.73%	-2.68%	3.36%
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SEI VP Market Growth Strategy Fund - Class III
	2017		1.10%	1.65%	$11.22	$11.45	233,687	$2,647,538	11.90%	12.52%	1.58%
	2016		1.10%	1.65%	10.03	10.17	174,241	1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SEI VP Market Plus Strategy Fund - Class III
	2017		0.30%	1.50%	11.89	12.42	170,795	2,054,693	16.59%	18.00%	1.42%
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund - Class 1
	2017		0.40%	0.40%	10.13	10.13	2,938	29,745	16.55%	16.55%	3.01%
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund - Class 4
	2017		0.10%	1.65%	9.55	10.04	321,266	3,135,779	14.71%	16.27%	1.72%
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund - Class 1
	2017		0.35%	0.80%	9.84	9.98	233,204	2,376,982	1.34%	1.75%	0.00%
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Fund - Class 2
	2017		0.60%	3.15%	9.55	18.23	19,516,962	333,882,359	-1.24%	1.32%	0.00%
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
Templeton Global Bond VIP Fund - Class 4
	2017		0.10%	1.65%	9.41	9.89	2,739,153	26,207,074	0.10%	1.46%	0.00%
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund - Class 2
	2017		1.10%	3.05%	11.81	23.58	1,534,741	30,053,571	14.94%	17.20%	1.63%
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
Transparent Value Directional Allocation VI Portfolio - Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2017		0.30%	1.65%	6.66	7.00	532,159	3,604,212	-3.58%	-2.27%	0.00%
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
	2017		0.35%	0.40%	7.04	7.04	49,305	383,603	-2.09%	-2.09%	0.00%
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2017		0.10%	1.65%	$10.62	$11.15	1,255,777	$13,511,991	4.98%	6.40%	4.53%
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
	2017		0.35%	0.75%	11.22	11.22	111,639	1,213,760	6.57%	6.57%	6.18%
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%
Virtus Rampart Equity Trend Series - Class A Shares
	2017		1.10%	1.65%	10.09	10.30	141,275	1,445,650	18.47%	19.12%	0.00%
	2016		1.10%	1.65%	8.52	8.64	138,067	1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Rampart Equity Trend Series - Class I Shares
	2017	4/4/17	0.40%	0.40%	10.66	10.66	5	51	14.72%	14.72%	0.00%
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2017:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$4,258,449	$5,552,453
AB VPS Growth and Income Portfolio - Class B	9,546	9,512
AB VPS International Value Portfolio - Class B	1,811	3,551
AB VPS Large Cap Growth Portfolio - Class B	1,126,250	2,540,887
AB VPS Small/Mid Cap Value Portfolio - Class A	101,489	55,811
AB VPS Small/Mid Cap Value Portfolio - Class B	26,779,855	20,454,747
ALPS/Alerian Energy Infrastructure Portfolio - Class I	364,144	49,041
ALPS/Alerian Energy Infrastructure Portfolio - Class III	2,593,341	2,260,539
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	120,309	100,967
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	3,582,166	1,108,361
ALPS/Stadion Core ETF Portfolio - Class I	160	3,156
ALPS/Stadion Core ETF Portfolio - Class III	5,748,026	1,007,933
ALPS/Stadion Tactical Growth Portfolio - Class III	1,362,964	893,960
American Century VP Balanced Fund - Class I	91,496	22,438
American Century VP Balanced Fund - Class II	34,668,963	5,219,028
American Century VP Inflation Protection Fund - Class II	49,932	51,568
American Century VP Large Company Value Fund - Class I	368,551	22,834
American Century VP Large Company Value Fund - Class II	3,890,551	266,563
American Funds Asset Allocation Fund - Class 1	5,171,133	1,708,126
American Funds Asset Allocation Fund - Class 1A	4,254,310	251,237
American Funds Asset Allocation Fund - Class 4	37,647,021	8,855,406
American Funds Blue Chip Income and Growth Fund - Class 1	1,422,333	690,059
American Funds Blue Chip Income and Growth Fund - Class 1A	599,363	14,942
American Funds Blue Chip Income and Growth Fund - Class 4	12,907,844	5,177,072
American Funds Bond Fund - Class 1	2,873,101	174,259
American Funds Bond Fund - Class 1A	1,348,056	271,764
American Funds Capital Income Builder® - Class 1	111,853	115,639
American Funds Capital Income Builder® - Class 1A	810,373	364,394
American Funds Capital Income Builder® - Class 4	10,451,891	4,883,793
American Funds Global Balanced Fund - Class 1	22,831	101,712
American Funds Global Balanced Fund - Class 1A	242,236	250
American Funds Global Bond Fund - Class 1	619,651	162,523
American Funds Global Bond Fund - Class 1A	63,854	124
American Funds Global Growth and Income Fund - Class 1	250,109	599,016
American Funds Global Growth and Income Fund - Class 1A	117,603	3,271
American Funds Global Growth Fund - Class 1	376,403	874,955
American Funds Global Growth Fund - Class 1A	1,776,328	125,104
American Funds Global Growth Fund - Class 2	17,068,206	51,626,442
American Funds Global Growth Fund - Class 4	16,897,795	1,631,896
American Funds Global Small Capitalization Fund - Class 1	100,776	96,120
American Funds Global Small Capitalization Fund - Class 1A	159,676	446
American Funds Global Small Capitalization Fund - Class 2	4,788,627	65,668,452
American Funds Global Small Capitalization Fund - Class 4	4,182,690	718,430
American Funds Growth Fund - Class 1	2,424,105	1,314,191
American Funds Growth Fund - Class 1A	2,774,290	92,871
American Funds Growth Fund - Class 2	157,565,282	250,825,822
American Funds Growth Fund - Class 4	45,227,285	3,129,452
American Funds Growth-Income Fund - Class 1	2,074,647	497,359
American Funds Growth-Income Fund - Class 1A	2,099,600	22,954
American Funds Growth-Income Fund - Class 2	151,673,300	292,653,723
American Funds Growth-Income Fund - Class 4	30,759,183	2,450,199
American Funds High-Income Bond Fund - Class 1	568,578	142,874
American Funds High-Income Bond Fund - Class 1A	400,164	6,779
American Funds International Fund - Class 1	1,963,966	545,331
American Funds International Fund - Class 1A	1,648,038	118,414
American Funds International Fund - Class 2	21,032,198	116,362,836
American Funds International Fund - Class 4	13,765,035	2,521,703

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds International Growth and Income Fund - Class 1	$318,650	$327,630
American Funds International Growth and Income Fund - Class 1A	655,770	1,208
American Funds Managed Risk Asset Allocation Fund - Class P1	748,312	1,134,822
American Funds Managed Risk Asset Allocation Fund - Class P2	31,542,543	4,880,107
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	61,932	136,465
American Funds Managed Risk Growth Fund - Class P1	87,684	133,007
American Funds Managed Risk Growth-Income Fund - Class P1	73,528	74,458
American Funds Managed Risk International Fund - Class P1	130,650	166,529
American Funds Mortgage Fund - Class 1	57,583	10,162
American Funds Mortgage Fund - Class 1A	100,710	5,711
American Funds Mortgage Fund - Class 4	2,798,924	2,301,960
American Funds New World Fund® - Class 1	828,699	544,449
American Funds New World Fund® - Class 1A	625,070	13,005
American Funds New World Fund® - Class 4	7,415,639	2,414,682
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	16,351	76,589
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	1,007,827	713,629
BlackRock Global Allocation V.I. Fund - Class I	984,666	188,516
BlackRock Global Allocation V.I. Fund - Class III	39,534,513	130,306,783
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	4,867	187
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	1,198,036	415,895
ClearBridge Variable Aggressive Growth Portfolio - Class I	130,801	35,824
ClearBridge Variable Aggressive Growth Portfolio - Class II	4,631,959	2,961,385
ClearBridge Variable Large Cap Growth Portfolio - Class I	326,616	905
ClearBridge Variable Large Cap Growth Portfolio - Class II	13,838,429	411,888
ClearBridge Variable Mid Cap Portfolio - Class I	229,959	30,801
ClearBridge Variable Mid Cap Portfolio - Class II	11,044,893	2,704,087
Columbia VP Commodity Strategy Fund - Class 1	164,104	2,127
Columbia VP Commodity Strategy Fund - Class 2	494,415	18,214
Columbia VP Emerging Markets Bond Fund - Class 1	375,350	116,954
Columbia VP Emerging Markets Bond Fund - Class 2	1,245,677	91,295
Columbia VP Strategic Income Fund - Class 1	43,099	43,310
Columbia VP Strategic Income Fund - Class 2	3,081,702	177,510
Delaware VIP® Diversified Income Series - Service Class	232,685,287	25,682,720
Delaware VIP® Diversified Income Series - Standard Class	2,778,320	894,882
Delaware VIP® Emerging Markets Series - Service Class	15,270,661	54,832,054
Delaware VIP® Emerging Markets Series - Standard Class	322,771	159,182
Delaware VIP® High Yield Series - Service Class	13,114,975	26,074,734
Delaware VIP® High Yield Series - Standard Class	2,714,079	5,214,006
Delaware VIP® International Value Equity Series - Standard Class	2,302	29,046
Delaware VIP® Limited-Term Diversified Income Series - Service Class	63,741,271	77,527,921
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	449,775	119,780
Delaware VIP® REIT Series - Service Class	31,599,170	25,647,365
Delaware VIP® REIT Series - Standard Class	749,255	631,698
Delaware VIP® Small Cap Value Series - Service Class	46,771,612	39,143,698
Delaware VIP® Small Cap Value Series - Standard Class	518,044	1,160,818
Delaware VIP® Smid Cap Core Series - Service Class	21,547,229	27,540,134
Delaware VIP® Smid Cap Core Series - Standard Class	344,951	1,196,650
Delaware VIP® U.S. Growth Series - Service Class	4,251,209	61,555,208
Delaware VIP® U.S. Growth Series - Standard Class	113,936	116,555
Delaware VIP® Value Series - Service Class	27,358,986	50,097,810
Delaware VIP® Value Series - Standard Class	1,135,477	1,740,552
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	354,636	166,937
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	5,755,980	6,860,564
Deutsche Equity 500 Index VIP Portfolio - Class A	654,670	1,584,324
Deutsche Small Cap Index VIP Portfolio - Class A	493,371	786,065
Eaton Vance VT Floating-Rate Income Fund - ADV Class	1,420,904	107,396
Eaton Vance VT Floating-Rate Income Fund - Initial Class	10,553,771	4,797,881
Fidelity® VIP Contrafund® Portfolio - Initial Class	364,781	165,305
Fidelity® VIP Contrafund® Portfolio - Service Class 2	84,259,547	110,105,805
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	6,506,172	718,646
Fidelity® VIP Growth Portfolio - Initial Class	804,229	838,643

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Fidelity® VIP Growth Portfolio - Service Class 2	$45,487,987	$27,855,213
Fidelity® VIP Mid Cap Portfolio - Initial Class	804,439	266,873
Fidelity® VIP Mid Cap Portfolio - Service Class 2	53,075,072	63,379,454
Fidelity® VIP Overseas Portfolio - Service Class 2	9,034	9,031
Fidelity® VIP Strategic Income Portfolio - Initial Class	238,663	109,550
Fidelity® VIP Strategic Income Portfolio - Service Class 2	9,733,603	2,343,315
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,676,393	429,412
First Trust Multi Income Allocation Portfolio - Class I	1,406,485	1,061,735
First Trust Multi Income Allocation Portfolio - Class II	1,406	3,336
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	70,225,942	3,252,872
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	190,701	310
Franklin Founding Funds Allocation VIP Fund - Class 4	2,287,659	456,743
Franklin Income VIP Fund - Class 1	65,041	14,134
Franklin Income VIP Fund - Class 2	39,552,312	72,304,975
Franklin Income VIP Fund - Class 4	27,698,706	2,906,955
Franklin Mutual Shares VIP Fund - Class 1	247,108	32,317
Franklin Mutual Shares VIP Fund - Class 2	56,323,655	73,500,682
Franklin Mutual Shares VIP Fund - Class 4	11,680,397	732,720
Franklin Rising Dividends VIP Fund - Class 1	114,027	158,480
Franklin Rising Dividends VIP Fund - Class 4	5,974,968	2,045,576
Franklin Small Cap Value VIP Fund - Class 1	259,151	45,167
Franklin Small Cap Value VIP Fund - Class 4	2,722,651	1,682,450
Franklin Small-Mid Cap Growth VIP Fund - Class 1	111,531	97,743
Franklin Small-Mid Cap Growth VIP Fund - Class 4	2,580,223	754,384
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,336,702	2,331,943
Goldman Sachs VIT Government Money Market Fund - Service Shares	8,240,510	20,602,071
Goldman Sachs VIT Large Cap Value Fund - Service Shares	30,217,351	13,784,645
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	273,904	460,331
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	55,402	5,994
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	1,260,326	1,288,196
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	243	1,543
Guggenheim VT Long Short Equity	1,614,199	688,399
Guggenheim VT Multi-Hedge Strategies	1,221,787	863,617
Hartford Capital Appreciation HLS Fund - Class IA	34,006	29,065
Hartford Capital Appreciation HLS Fund - Class IC	3,064,145	1,287,412
Invesco V.I. American Franchise Fund - Series I Shares	274,169	451,637
Invesco V.I. American Franchise Fund - Series II Shares	126,118	111,806
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	592,495	21,238
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	4,720,116	2,218,996
Invesco V.I. Comstock Fund - Series I Shares	64,328	81,646
Invesco V.I. Comstock Fund - Series II Shares	1,708,607	457,657
Invesco V.I. Core Equity Fund - Series I Shares	404,112	1,150,562
Invesco V.I. Core Equity Fund - Series II Shares	132,036	359,496
Invesco V.I. Diversified Dividend Fund - Series I Shares	108,925	36,864
Invesco V.I. Diversified Dividend Fund - Series II Shares	6,008,453	2,986,941
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	173,939	139,964
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	57,746,268	4,140,108
Invesco V.I. Equity and Income Fund - Series I Shares	46,526	20,285
Invesco V.I. Equity and Income Fund - Series II Shares	8,314,546	910,797
Invesco V.I. International Growth Fund - Series I Shares	319,891	370,887
Invesco V.I. International Growth Fund - Series II Shares	14,449,249	3,628,912
Ivy VIP Asset Strategy Portfolio	832,479	1,758,761
Ivy VIP Energy Portfolio	3,659,536	3,501,204
Ivy VIP High Income Portfolio	8,985,548	2,949,060
Ivy VIP High Income Portfolio - Class I	110,572	5,148
Ivy VIP Micro Cap Growth Portfolio	1,898,507	1,256,033
Ivy VIP Micro Cap Growth Portfolio - Class I	103,236	96
Ivy VIP Mid Cap Growth Portfolio	2,482,791	447,831
Ivy VIP Mid Cap Growth Portfolio - Class I	370,325	8,440
Ivy VIP Science and Technology Portfolio	8,442,407	1,395,684
Ivy VIP Science and Technology Portfolio - Class I	185,742	28,929

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Janus Henderson Balanced Portfolio - Service Shares	$1,039,146	$2,326,833
Janus Henderson Enterprise Portfolio - Service Shares	794,338	1,331,686
Janus Henderson Global Research Portfolio - Service Shares	15,905	182,407
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	889,380	60,247
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	47,641,250	660,823
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2,762,488	850,622
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	55,345	394
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,035,691	231,012
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	51,987	211,355
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	2,001,828	11,841,001
Lincoln iShares® Global Growth Allocation Fund - Standard Class	602,708	96,514
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	763,592	16,126
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	10,262,826	2,339,820
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,206,643	846,930
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,716,964	1,722,800
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	13,234,156	6,440,484
LVIP American Balanced Allocation Fund - Service Class	22,494,912	3,370,010
LVIP American Balanced Allocation Fund - Standard Class	1,885,664	903,566
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	84,433,149	17,564,545
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	5,199,634	3,856,597
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	15,106	14,080
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	10,232,099	10,442,119
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	7,008	325,827
LVIP American Global Growth Fund - Service Class II	48,997,046	6,112,067
LVIP American Global Small Capitalization Fund - Service Class II	14,815,824	8,105,343
LVIP American Growth Allocation Fund - Service Class	12,380,460	2,195,852
LVIP American Growth Allocation Fund - Standard Class	566,794	1,496,974
LVIP American Growth Fund - Service Class II	127,486,942	8,454,969
LVIP American Growth-Income Fund - Service Class II	124,340,266	5,461,854
LVIP American Income Allocation Fund - Standard Class	26,908	5,550
LVIP American International Fund - Service Class II	37,996,574	11,243,969
LVIP American Preservation Fund - Service Class	2,262,960	2,260,898
LVIP American Preservation Fund - Standard Class	18,002	8,336
LVIP Baron Growth Opportunities Fund - Service Class	23,282,500	20,787,401
LVIP Baron Growth Opportunities Fund - Standard Class	117,273	75,246
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	81,963,720	42,450,987
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	133,250	21,976
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	34,294,009	101,523,181
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	2,995	5,401
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	116,359,618	1,357,923
LVIP BlackRock Inflation Protected Bond Fund - Service Class	76,896,543	37,944,996
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,180,987	63,260
LVIP BlackRock Multi-Asset Income Fund - Service Class	2,661,117	1,060,770
LVIP BlackRock Multi-Asset Income Fund - Standard Class	21,306	68,659
LVIP BlackRock Scientific Allocation Fund - Service Class	2,076,310	332,669
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	109,629,242	10,573,984
LVIP Blended Core Equity Managed Volatility Fund - Service Class	25,932,587	19,052,216
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	1,040	7,254
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	70,446,866	31,121,042
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	206,869	526,489
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	14,663,359	52,416,357
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	72,243	85,392
LVIP Clarion Global Real Estate Fund - Service Class	10,308,007	11,162,293
LVIP Clarion Global Real Estate Fund - Standard Class	276,990	9,007
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	30,058,272	3,728,166
LVIP Delaware Bond Fund - Service Class	354,087,770	53,781,522
LVIP Delaware Bond Fund - Standard Class	5,199,575	14,427,637
LVIP Delaware Diversified Floating Rate Fund - Service Class	89,708,531	32,285,736
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,327,002	734,150
LVIP Delaware Social Awareness Fund - Service Class	9,171,245	10,603,657
LVIP Delaware Social Awareness Fund - Standard Class	990,400	1,358,750

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware Special Opportunities Fund - Service Class	$21,143,997	$6,528,416
LVIP Delaware Wealth Builder Fund - Service Class	4,729,097	5,204,684
LVIP Delaware Wealth Builder Fund - Standard Class	563,763	561,937
LVIP Dimensional International Core Equity Fund - Service Class	27,774,524	1,392,274
LVIP Dimensional International Core Equity Fund - Standard Class	1,923,946	405,928
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	59,754,848	17,051,070
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	137,885	309,293
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	34,383,493	8,810,242
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,218,340	1,164,483
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	23,969,470	6,542,386
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,055,547	449,306
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	102,607,843	24,830,661
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	281,722	1,834,684
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	107,826,054	14,459,522
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	4,665,217	1,696,558
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	40,820,524	62,953,475
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	5,945,622	957,351
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	13,716	—
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	47,685,366	16,412,724
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	476	12
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	40,153,684	193,905,323
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	6,256	4,509
LVIP Global Growth Allocation Managed Risk Fund - Service Class	268,401,287	825,761,679
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,752,795	171,572
LVIP Global Income Fund - Service Class	52,938,170	21,292,211
LVIP Global Income Fund - Standard Class	124,328	47,847
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	204,195,334	707,337,057
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	333,757	50,708
LVIP Goldman Sachs Income Builder Fund - Service Class	6,329,632	952,052
LVIP Goldman Sachs Income Builder Fund - Standard Class	23,841	8,642
LVIP Government Money Market Fund - Service Class	122,307,218	131,906,603
LVIP Government Money Market Fund - Standard Class	16,295,981	19,808,188
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	49,159,636	13,454,210
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	7,988,939	14,136,443
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	1,851	6,796
LVIP JPMorgan High Yield Fund - Service Class	38,036,662	29,156,101
LVIP JPMorgan High Yield Fund - Standard Class	237,330	63,106
LVIP JPMorgan Retirement Income Fund - Service Class	1,598,349	43,198
LVIP JPMorgan Retirement Income Fund - Standard Class	788,446	872
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	48,202,998	30,779,002
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	177,955	176,485
LVIP Managed Risk Profile 2010 Fund - Service Class	1,468,947	1,135,510
LVIP Managed Risk Profile 2020 Fund - Service Class	569,874	1,399,803
LVIP Managed Risk Profile 2030 Fund - Service Class	555,252	892,038
LVIP Managed Risk Profile 2040 Fund - Service Class	1,468,097	1,117,596
LVIP MFS International Equity Managed Volatility Fund - Service Class	52,060,959	15,252,230
LVIP MFS International Growth Fund - Service Class	13,480,733	20,481,027
LVIP MFS International Growth Fund - Standard Class	82,369	113,445
LVIP MFS Value Fund - Service Class	54,264,204	69,415,842
LVIP MFS Value Fund - Standard Class	1,477,531	64,620
LVIP Mondrian International Value Fund - Service Class	15,416,492	48,678,710
LVIP Mondrian International Value Fund - Standard Class	626,636	2,056,632
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	12,744,075	3,407,489
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	4,567	1,755
LVIP PIMCO Low Duration Bond Fund - Service Class	84,677,543	36,402,283
LVIP PIMCO Low Duration Bond Fund - Standard Class	2,616,167	639,023
LVIP Select Core Equity Managed Volatility Fund - Service Class	18,413,061	58,728,088
LVIP Select Core Equity Managed Volatility Fund - Standard Class	4,057	97,906
LVIP SSGA Bond Index Fund - Service Class	72,433,016	60,857,402
LVIP SSGA Bond Index Fund - Standard Class	1,602,872	84,182
LVIP SSGA Conservative Index Allocation Fund - Service Class	8,478,503	10,516,706

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Conservative Structured Allocation Fund - Service Class	$15,782,169	$21,895,337
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	117,150	58,831
LVIP SSGA Developed International 150 Fund - Service Class	20,957,790	19,670,498
LVIP SSGA Developed International 150 Fund - Standard Class	196,861	96,343
LVIP SSGA Emerging Markets 100 Fund - Service Class	19,569,995	26,860,833
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,031,432	339,363
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	47,501,015	92,179,322
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	176,388	27,026
LVIP SSGA International Index Fund - Service Class	23,129,396	38,385,489
LVIP SSGA International Index Fund - Standard Class	1,978,763	665,682
LVIP SSGA International Managed Volatility Fund - Service Class	20,418,039	47,158,485
LVIP SSGA International Managed Volatility Fund - Standard Class	37,131	54,073
LVIP SSGA Large Cap 100 Fund - Service Class	74,574,005	34,860,823
LVIP SSGA Large Cap 100 Fund - Standard Class	1,116,780	429,581
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	67,662,157	15,165,120
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	628	1,861
LVIP SSGA Mid-Cap Index Fund - Service Class	32,714,888	1,322,847
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,278,051	122,145
LVIP SSGA Moderate Index Allocation Fund - Service Class	25,078,700	21,965,558
LVIP SSGA Moderate Index Allocation Fund - Standard Class	185,952	156,624
LVIP SSGA Moderate Structured Allocation Fund - Service Class	60,563,809	75,025,187
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	40,801	52,339
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	20,428,796	16,805,231
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	281,879	359
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	50,748,751	42,041,909
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,689,671	29,111
LVIP SSGA S&P 500 Index Fund - Service Class	96,828,162	75,657,030
LVIP SSGA S&P 500 Index Fund - Standard Class	7,125,362	6,048,099
LVIP SSGA Small-Cap Index Fund - Service Class	34,682,809	27,343,263
LVIP SSGA Small-Cap Index Fund - Standard Class	3,272,111	354,380
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	32,880,639	16,428,488
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,708,106	370,443
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	71,274,297	12,095,309
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	5,421	56,248
LVIP T. Rowe Price Growth Stock Fund - Service Class	30,271,192	32,033,365
LVIP T. Rowe Price Growth Stock Fund - Standard Class	672,340	159,778
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	30,178,634	9,046,284
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,135,671	714,903
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	258,252,100	19,068,144
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	929	3,190
LVIP Vanguard Domestic Equity ETF Fund - Service Class	51,862,464	16,114,952
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	698,318	95,445
LVIP Vanguard International Equity ETF Fund - Service Class	41,392,984	6,390,148
LVIP Vanguard International Equity ETF Fund - Standard Class	906,376	300,979
LVIP Wellington Capital Growth Fund - Service Class	23,576,104	55,542,151
LVIP Wellington Capital Growth Fund - Standard Class	187,378	129,221
LVIP Wellington Mid-Cap Value Fund - Service Class	13,674,332	9,830,667
LVIP Wellington Mid-Cap Value Fund - Standard Class	91,458	34,334
LVIP Western Asset Core Bond Fund - Service Class	38,985,698	643,359
LVIP Western Asset Core Bond Fund - Standard Class	628,258	1,869
MFS® VIT Growth Series - Initial Class	733,042	988,062
MFS® VIT Growth Series - Service Class	16,186,237	10,234,485
MFS® VIT Total Return Series - Initial Class	549,642	1,991,980
MFS® VIT Total Return Series - Service Class	41,689,492	5,427,212
MFS® VIT Utilities Series - Initial Class	461,890	1,329,778
MFS® VIT Utilities Series - Service Class	13,284,609	33,194,848
MFS® VIT II Core Equity Portfolio - Service Class	176,085	243,519
MFS® VIT II International Value Portfolio - Initial Class	690,386	105,225
MFS® VIT II International Value Portfolio - Service Class	10,959,365	2,701,044
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	252,723	38,078
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,534,102	1,847,580

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Morgan Stanley VIF Growth Portfolio - Class II	$868,317	$588,556
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	804,394	5,561,320
Oppenheimer Global Fund/VA Service Shares	459,741	1,745,715
Oppenheimer International Growth Fund/VA Non-Service Shares	803,577	37,409
Oppenheimer International Growth Fund/VA Service Shares	4,901,482	1,993,197
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	149,804	64,966
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	3,223,356	1,229,778
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	1,656,899	296,039
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	11,882	2,154
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	5,227,007	4,396,975
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	5,510	128
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1,593,054	1,042,509
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	78,821	71,523
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	908,659	651,471
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	6,624	23
Putnam VT Absolute Return 500 Fund - Class IA	1,345	2
Putnam VT Absolute Return 500 Fund - Class IB	962,254	379,412
Putnam VT Equity Income Fund - Class IB	1,277,319	203,619
Putnam VT George Putnam Balanced Fund - Class IA	232,340	584
Putnam VT George Putnam Balanced Fund - Class IB	14,499,296	1,232,943
Putnam VT Global Health Care Fund - Class IA	178,200	68,930
Putnam VT Global Health Care Fund - Class IB	8,501,670	3,802,260
Putnam VT Growth & Income Fund - Class IB	202,843	1,319,611
Putnam VT Income Fund - Class IB	2,448,810	412,518
QS Variable Conservative Growth - Class II	1,083,716	15,916
Rational Dividend Capture VA Fund	152,334	205,362
SEI VP Market Growth Strategy Fund - Class III	1,915,073	1,274,436
SEI VP Market Plus Strategy Fund - Class III	89,138	112,086
Templeton Foreign VIP Fund - Class 1	6,587	691
Templeton Foreign VIP Fund - Class 4	898,291	669,390
Templeton Global Bond VIP Fund - Class 1	1,143,364	319,726
Templeton Global Bond VIP Fund - Class 2	9,055,061	36,076,593
Templeton Global Bond VIP Fund - Class 4	9,429,857	1,335,981
Templeton Growth VIP Fund - Class 2	2,641,523	6,751,223
VanEck VIP Global Hard Assets Fund - Class S Shares	1,872,534	1,191,636
VanEck VIP Global Hard Assets Fund - Initial Class Shares	167,864	86,357
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	3,919,854	1,005,637
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	1,454,443	245,939
Virtus Rampart Equity Trend Series - Class A Shares	144,290	94,364
Virtus Rampart Equity Trend Series - Class I Shares	45	—

5. Investments

The following is a summary of investments owned at December 31, 2017:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	1,086,905	$29.25	$31,791,974	$22,706,338
AB VPS International Value Portfolio - Class B	76	16.15	1,232	1,137
AB VPS Large Cap Growth Portfolio - Class B	190,457	53.70	10,227,533	7,783,089
AB VPS Small/Mid Cap Value Portfolio - Class A	21,162	21.68	458,783	405,745
AB VPS Small/Mid Cap Value Portfolio - Class B	9,897,366	21.48	212,595,435	183,514,838
ALPS/Alerian Energy Infrastructure Portfolio - Class I	57,192	9.55	546,186	571,204
ALPS/Alerian Energy Infrastructure Portfolio - Class III	594,890	9.53	5,669,303	5,657,650
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	4,224	12.90	54,487	49,924
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	685,822	13.50	9,258,599	7,901,486
ALPS/Stadion Core ETF Portfolio - Class I	5,064	11.83	59,908	51,678
ALPS/Stadion Core ETF Portfolio - Class III	830,782	12.09	10,044,151	9,110,372
ALPS/Stadion Tactical Growth Portfolio - Class III	428,637	11.59	4,967,899	4,297,478

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Century VP Balanced Fund - Class I	9,520	$7.53	$71,689	$69,180
American Century VP Balanced Fund - Class II	6,673,814	7.53	50,253,819	48,119,934
American Century VP Inflation Protection Fund - Class II	2,528	10.21	25,808	26,318
American Century VP Large Company Value Fund - Class I	22,354	15.77	352,524	346,130
American Century VP Large Company Value Fund - Class II	235,054	16.00	3,760,866	3,632,775
American Funds Asset Allocation Fund - Class 1	795,058	23.71	18,850,822	17,231,537
American Funds Asset Allocation Fund - Class 1A	172,855	23.69	4,094,939	4,007,323
American Funds Asset Allocation Fund - Class 4	5,362,700	23.40	125,487,181	115,642,307
American Funds Blue Chip Income and Growth Fund - Class 1	300,145	14.96	4,490,177	4,014,960
American Funds Blue Chip Income and Growth Fund - Class 1A	41,417	14.94	618,777	584,535
American Funds Blue Chip Income and Growth Fund - Class 4	2,023,685	14.77	29,889,830	27,444,307
American Funds Bond Fund - Class 1	587,262	10.82	6,354,179	6,431,597
American Funds Bond Fund - Class 1A	98,324	10.80	1,061,900	1,073,938
American Funds Capital Income Builder® - Class 1	96,526	10.40	1,003,868	931,986
American Funds Capital Income Builder® - Class 1A	43,751	10.39	454,571	446,352
American Funds Capital Income Builder® - Class 4	3,357,475	10.38	34,850,589	32,882,218
American Funds Global Balanced Fund - Class 1	43,624	12.75	556,205	492,530
American Funds Global Balanced Fund - Class 1A	18,752	12.74	238,904	241,988
American Funds Global Bond Fund - Class 1	238,052	11.88	2,828,055	2,799,025
American Funds Global Bond Fund - Class 1A	5,393	11.87	64,019	63,732
American Funds Global Growth and Income Fund - Class 1	89,530	15.81	1,415,463	1,180,687
American Funds Global Growth and Income Fund - Class 1A	7,550	15.81	119,373	114,498
American Funds Global Growth Fund - Class 1	73,118	30.51	2,230,836	1,989,198
American Funds Global Growth Fund - Class 1A	56,777	30.46	1,729,428	1,654,141
American Funds Global Growth Fund - Class 2	10,207,424	30.24	308,672,518	241,107,811
American Funds Global Growth Fund - Class 4	1,250,172	30.13	37,667,688	33,577,791
American Funds Global Small Capitalization Fund - Class 1	57,034	25.38	1,447,519	1,292,492
American Funds Global Small Capitalization Fund - Class 1A	7,163	25.36	181,654	159,266
American Funds Global Small Capitalization Fund - Class 2	16,495,860	24.72	407,777,664	333,899,807
American Funds Global Small Capitalization Fund - Class 4	405,453	24.91	10,099,844	9,333,446
American Funds Growth Fund - Class 1	136,268	77.85	10,608,494	9,689,590
American Funds Growth Fund - Class 1A	36,062	77.74	2,803,489	2,682,374
American Funds Growth Fund - Class 2	19,328,742	77.35	1,495,078,161	1,159,370,427
American Funds Growth Fund - Class 4	1,371,020	76.56	104,965,253	95,646,166
American Funds Growth-Income Fund - Class 1	132,435	50.22	6,650,910	6,213,779
American Funds Growth-Income Fund - Class 1A	43,035	50.15	2,158,202	2,077,809
American Funds Growth-Income Fund - Class 2	39,299,081	49.71	1,953,557,336	1,549,100,584
American Funds Growth-Income Fund - Class 4	1,401,917	49.31	69,128,536	64,758,801
American Funds High-Income Bond Fund - Class 1	169,837	10.19	1,730,644	1,802,222
American Funds High-Income Bond Fund - Class 1A	38,054	10.18	387,389	393,444
American Funds International Fund - Class 1	285,268	21.71	6,193,159	5,402,017
American Funds International Fund - Class 1A	74,968	21.67	1,624,555	1,535,011
American Funds International Fund - Class 2	32,669,467	21.63	706,640,566	588,364,265
American Funds International Fund - Class 4	1,492,091	21.42	31,960,600	28,588,383
American Funds International Growth and Income Fund - Class 1	98,207	17.72	1,740,232	1,640,638
American Funds International Growth and Income Fund - Class 1A	37,508	17.70	663,897	654,587
American Funds Managed Risk Asset Allocation Fund - Class P1	65,005	13.59	883,412	850,662
American Funds Managed Risk Asset Allocation Fund - Class P2	7,807,022	13.55	105,785,147	95,090,690
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	6,474	13.04	84,417	73,700
American Funds Managed Risk Growth Fund - Class P1	7,966	13.22	105,312	87,227
American Funds Managed Risk Growth-Income Fund - Class P1	2,065	12.66	26,142	24,197
American Funds Managed Risk International Fund - Class P1	1,409	11.25	15,846	14,852
American Funds Mortgage Fund - Class 1	39,878	10.47	417,527	425,044
American Funds Mortgage Fund - Class 1A	8,961	10.46	93,728	95,018
American Funds Mortgage Fund - Class 4	488,248	10.38	5,068,017	5,178,892
American Funds New World Fund® - Class 1	164,628	25.30	4,165,079	3,522,906
American Funds New World Fund® - Class 1A	25,722	25.25	649,475	612,534
American Funds New World Fund® - Class 4	964,503	24.99	24,102,936	19,994,645
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	15,544	12.08	187,775	192,945
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	24,254	12.08	292,991	294,397
BlackRock Global Allocation V.I. Fund - Class I	287,715	17.26	4,965,963	4,695,625

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
BlackRock Global Allocation V.I. Fund - Class III	77,282,882	$14.84	$1,146,877,979	$1,094,403,432
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	1,343	11.14	14,959	14,065
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	400,504	11.10	4,445,593	4,281,184
ClearBridge Variable Aggressive Growth Portfolio - Class I	11,391	27.18	309,605	324,385
ClearBridge Variable Aggressive Growth Portfolio - Class II	833,121	26.78	22,310,972	23,533,266
ClearBridge Variable Large Cap Growth Portfolio - Class I	13,650	24.63	336,206	325,752
ClearBridge Variable Large Cap Growth Portfolio - Class II	557,966	24.58	13,714,813	13,460,756
ClearBridge Variable Mid Cap Portfolio - Class I	26,358	20.23	533,232	515,474
ClearBridge Variable Mid Cap Portfolio - Class II	1,553,589	20.12	31,258,208	29,653,768
Columbia VP Commodity Strategy Fund - Class 1	27,285	6.05	165,074	161,941
Columbia VP Commodity Strategy Fund - Class 2	81,769	6.00	490,615	476,205
Columbia VP Emerging Markets Bond Fund - Class 1	25,232	10.15	256,103	259,736
Columbia VP Emerging Markets Bond Fund - Class 2	114,641	10.15	1,163,607	1,155,499
Columbia VP Strategic Income Fund - Class 2	705,883	4.14	2,922,354	2,904,766
Delaware VIP® Diversified Income Series - Service Class	192,704,667	10.46	2,015,690,814	2,030,676,436
Delaware VIP® Diversified Income Series - Standard Class	620,321	10.54	6,538,179	6,511,068
Delaware VIP® Emerging Markets Series - Service Class	13,662,348	24.97	341,148,828	262,863,175
Delaware VIP® Emerging Markets Series - Standard Class	20,859	25.06	522,718	422,515
Delaware VIP® High Yield Series - Service Class	24,925,974	5.18	129,116,550	134,530,689
Delaware VIP® High Yield Series - Standard Class	555,110	5.20	2,886,572	2,859,256
Delaware VIP® International Value Equity Series - Standard Class	8,847	13.39	118,458	110,376
Delaware VIP® Limited-Term Diversified Income Series - Service Class	129,321,467	9.76	1,262,177,517	1,279,683,336
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	147,089	9.83	1,445,890	1,452,952
Delaware VIP® REIT Series - Service Class	11,542,976	13.46	155,368,450	156,798,108
Delaware VIP® REIT Series - Standard Class	231,876	13.49	3,128,002	3,106,356
Delaware VIP® Small Cap Value Series - Service Class	9,407,883	42.52	400,023,182	319,765,661
Delaware VIP® Small Cap Value Series - Standard Class	168,574	42.73	7,203,155	6,336,195
Delaware VIP® Smid Cap Core Series - Service Class	6,428,849	29.41	189,072,441	166,187,982
Delaware VIP® Smid Cap Core Series - Standard Class	233,922	30.98	7,246,904	5,483,931
Delaware VIP® U.S. Growth Series - Service Class	29,953,929	11.00	329,493,224	284,630,690
Delaware VIP® Value Series - Service Class	10,029,975	31.46	315,543,007	248,514,263
Delaware VIP® Value Series - Standard Class	217,319	31.57	6,860,767	6,123,380
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	92,861	13.61	1,263,843	1,247,644
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	4,034,988	13.59	54,835,493	54,288,740
Deutsche Equity 500 Index VIP Portfolio - Class A	261,515	22.19	5,803,015	4,070,630
Deutsche Small Cap Index VIP Portfolio - Class A	199,024	18.29	3,640,154	2,711,224
Eaton Vance VT Floating-Rate Income Fund - ADV Class	381,735	9.28	3,542,544	3,505,416
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,864,889	9.27	17,287,541	17,162,011
Fidelity® VIP Contrafund® Portfolio - Initial Class	46,254	37.94	1,754,864	1,552,106
Fidelity® VIP Contrafund® Portfolio - Service Class 2	30,619,154	37.05	1,134,439,654	852,477,468
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	449,541	13.48	6,059,816	5,815,736
Fidelity® VIP Growth Portfolio - Initial Class	66,629	74.05	4,933,873	4,536,327
Fidelity® VIP Growth Portfolio - Service Class 2	3,042,669	72.86	221,688,859	170,389,997
Fidelity® VIP Mid Cap Portfolio - Initial Class	48,706	38.94	1,896,595	1,690,550
Fidelity® VIP Mid Cap Portfolio - Service Class 2	15,450,148	37.79	583,861,080	485,087,880
Fidelity® VIP Strategic Income Portfolio - Initial Class	52,650	11.50	605,475	600,111
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,358,014	11.40	15,481,363	15,380,929
First Trust Dorsey Wright Tactical Core Portfolio - Class I	405,552	11.41	4,627,349	4,198,721
First Trust Multi Income Allocation Portfolio - Class I	513,484	10.89	5,591,837	5,378,411
First Trust Multi Income Allocation Portfolio - Class II	4,509	10.88	49,060	47,382
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,260,541	13.73	85,957,226	83,447,776
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	13,852	13.75	190,467	196,299
Franklin Founding Funds Allocation VIP Fund - Class 4	1,109,871	7.53	8,357,329	8,002,820
Franklin Income VIP Fund - Class 1	9,726	16.72	162,613	150,485
Franklin Income VIP Fund - Class 2	35,132,779	16.17	568,097,041	529,646,003
Franklin Income VIP Fund - Class 4	3,125,320	16.53	51,661,547	49,458,752
Franklin Mutual Shares VIP Fund - Class 1	41,550	20.71	860,500	836,293
Franklin Mutual Shares VIP Fund - Class 2	35,817,877	20.36	729,251,982	632,164,590
Franklin Mutual Shares VIP Fund - Class 4	802,900	20.53	16,483,526	16,613,819
Franklin Rising Dividends VIP Fund - Class 1	23,732	29.21	693,213	634,021
Franklin Rising Dividends VIP Fund - Class 4	789,061	28.54	22,519,799	20,426,789

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Franklin Small Cap Value VIP Fund - Class 1	30,173	$20.43	$616,431	$607,318
Franklin Small Cap Value VIP Fund - Class 4	356,099	20.22	7,200,313	6,829,353
Franklin Small-Mid Cap Growth VIP Fund - Class 1	11,921	19.71	234,967	220,638
Franklin Small-Mid Cap Growth VIP Fund - Class 4	295,750	18.47	5,462,498	5,411,387
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	456,100	1.00	456,100	456,100
Goldman Sachs VIT Government Money Market Fund - Service Shares	35,105,257	1.00	35,105,257	35,105,257
Goldman Sachs VIT Large Cap Value Fund - Service Shares	17,046,712	9.06	154,443,213	168,978,555
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	261,406	9.36	2,446,762	2,494,032
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	11,433	9.39	107,356	108,049
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	552,062	8.84	4,880,224	5,120,000
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	2,542	8.87	22,543	23,352
Guggenheim VT Long Short Equity	273,634	17.59	4,813,218	4,296,436
Guggenheim VT Multi-Hedge Strategies	189,421	24.83	4,703,327	4,547,551
Hartford Capital Appreciation HLS Fund - Class IA	2,059	48.16	99,166	105,680
Hartford Capital Appreciation HLS Fund - Class IC	243,579	47.76	11,633,333	11,486,540
Invesco V.I. American Franchise Fund - Series I Shares	43,078	62.97	2,712,634	1,805,075
Invesco V.I. American Franchise Fund - Series II Shares	24,579	60.80	1,494,402	1,112,782
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	65,563	11.31	741,515	759,557
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	1,249,555	11.17	13,957,524	14,087,326
Invesco V.I. Comstock Fund - Series I Shares	5,889	20.62	121,435	110,012
Invesco V.I. Comstock Fund - Series II Shares	259,319	20.54	5,326,418	4,814,386
Invesco V.I. Core Equity Fund - Series I Shares	170,925	36.72	6,276,349	4,770,878
Invesco V.I. Core Equity Fund - Series II Shares	40,170	36.18	1,453,350	1,120,153
Invesco V.I. Diversified Dividend Fund - Series I Shares	3,919	27.18	106,530	99,732
Invesco V.I. Diversified Dividend Fund - Series II Shares	727,433	27.01	19,647,978	18,177,404
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	3,481	19.88	69,207	65,958
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	3,893,383	19.35	75,336,960	70,046,314
Invesco V.I. Equity and Income Fund - Series I Shares	2,444	19.04	46,539	44,506
Invesco V.I. Equity and Income Fund - Series II Shares	830,122	18.95	15,730,818	14,903,961
Invesco V.I. International Growth Fund - Series I Shares	57,035	39.89	2,275,145	2,048,169
Invesco V.I. International Growth Fund - Series II Shares	1,252,254	39.33	49,251,137	44,010,616
Ivy VIP Asset Strategy Portfolio	968,588	9.37	9,073,536	9,232,771
Ivy VIP Energy Portfolio	1,134,112	5.87	6,655,877	6,603,674
Ivy VIP High Income Portfolio	5,185,519	3.64	18,861,808	18,664,329
Ivy VIP High Income Portfolio - Class I	29,115	3.64	106,108	105,458
Ivy VIP Micro Cap Growth Portfolio	178,226	22.42	3,995,820	3,799,669
Ivy VIP Micro Cap Growth Portfolio - Class I	4,779	22.46	107,341	103,144
Ivy VIP Mid Cap Growth Portfolio	679,601	11.61	7,889,485	6,756,653
Ivy VIP Mid Cap Growth Portfolio - Class I	33,260	11.63	386,789	362,426
Ivy VIP Science and Technology Portfolio	780,247	27.04	21,095,924	19,062,285
Ivy VIP Science and Technology Portfolio - Class I	5,715	27.05	154,567	158,036
Janus Henderson Balanced Portfolio - Service Shares	382,955	37.09	14,203,810	10,981,746
Janus Henderson Enterprise Portfolio - Service Shares	103,044	66.67	6,869,947	4,477,373
Janus Henderson Global Research Portfolio - Service Shares	13,568	50.17	680,687	398,312
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	75,858	10.94	829,889	829,365
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,350,787	10.82	47,075,511	46,983,597
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	359,977	16.55	5,957,613	5,609,611
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,269	10.62	55,958	54,965
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	195,506	10.62	2,076,270	1,986,765
Lincoln iShares® Global Growth Allocation Fund - Standard Class	46,119	11.40	525,896	507,574
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	71,639	11.13	797,203	748,025
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,810,610	12.38	22,415,348	22,157,454
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	251,956	28.18	7,100,133	5,993,862
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	794,206	18.86	14,978,734	13,807,001
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,648,321	14.38	23,702,854	24,388,797
LVIP American Balanced Allocation Fund - Service Class	3,588,847	12.99	46,622,713	45,099,273
LVIP American Balanced Allocation Fund - Standard Class	531,775	13.00	6,912,014	6,544,896
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	24,541,289	13.80	338,571,628	290,100,798
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,155,954	11.81	25,466,127	24,036,378
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	60,831	11.82	718,838	662,262
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	5,747,646	12.59	72,357,117	66,367,088

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	32,557	$12.59	$410,021	$371,485
LVIP American Global Growth Fund - Service Class II	9,784,772	19.41	189,922,419	162,489,367
LVIP American Global Small Capitalization Fund - Service Class II	4,836,263	15.56	75,257,093	67,240,151
LVIP American Growth Allocation Fund - Service Class	2,441,099	13.62	33,257,532	31,576,312
LVIP American Growth Allocation Fund - Standard Class	98,069	13.63	1,336,874	1,274,067
LVIP American Growth Fund - Service Class II	26,185,673	20.74	542,959,922	444,095,768
LVIP American Growth-Income Fund - Service Class II	22,743,980	20.37	463,226,641	393,391,061
LVIP American Income Allocation Fund - Standard Class	6,996	11.77	82,347	80,419
LVIP American International Fund - Service Class II	12,456,865	15.49	192,907,008	164,404,071
LVIP American Preservation Fund - Service Class	740,245	9.80	7,252,923	7,333,573
LVIP American Preservation Fund - Standard Class	13,044	9.80	127,800	130,144
LVIP Baron Growth Opportunities Fund - Service Class	3,821,348	49.07	187,509,740	151,124,691
LVIP Baron Growth Opportunities Fund - Standard Class	16,564	50.37	834,234	743,066
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	42,721,136	20.88	892,060,051	734,615,631
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	26,199	20.92	548,027	471,549
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	88,396,632	10.72	947,788,687	912,712,993
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	16,372	10.79	176,637	172,117
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	17,207,409	11.39	195,957,975	182,469,869
LVIP BlackRock Inflation Protected Bond Fund - Service Class	77,535,084	10.18	789,617,302	831,808,482
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	192,921	10.21	1,969,530	1,986,134
LVIP BlackRock Multi-Asset Income Fund - Service Class	839,080	9.59	8,042,581	8,021,876
LVIP BlackRock Multi-Asset Income Fund - Standard Class	22,530	9.59	215,948	217,747
LVIP BlackRock Scientific Allocation Fund - Service Class	109,544	15.58	1,706,152	1,737,934
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	20,161,795	11.72	236,255,918	216,018,612
LVIP Blended Core Equity Managed Volatility Fund - Service Class	20,754,546	12.74	264,392,157	217,706,877
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	6,069	12.74	77,341	64,200
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	15,609,338	37.29	582,103,448	466,991,965
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	63,776	37.98	2,422,346	1,591,454
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	35,035,527	14.54	509,486,636	426,809,758
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,614	14.96	83,998	64,419
LVIP Clarion Global Real Estate Fund - Service Class	10,915,797	9.49	103,579,999	92,288,162
LVIP Clarion Global Real Estate Fund - Standard Class	64,643	9.59	619,732	609,093
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	11,476,146	10.61	121,761,912	110,244,870
LVIP Delaware Bond Fund - Service Class	249,961,376	13.61	3,400,974,478	3,446,114,500
LVIP Delaware Bond Fund - Standard Class	5,625,461	13.61	76,545,642	76,345,449
LVIP Delaware Diversified Floating Rate Fund - Service Class	75,670,772	10.16	768,966,378	764,917,085
LVIP Delaware Diversified Floating Rate Fund - Standard Class	192,688	10.19	1,963,293	1,948,868
LVIP Delaware Social Awareness Fund - Service Class	1,540,052	38.94	59,974,248	56,882,039
LVIP Delaware Social Awareness Fund - Standard Class	193,687	39.13	7,579,380	6,561,281
LVIP Delaware Special Opportunities Fund - Service Class	1,902,525	41.32	78,619,942	73,169,285
LVIP Delaware Wealth Builder Fund - Service Class	901,381	14.71	13,257,520	12,864,008
LVIP Delaware Wealth Builder Fund - Standard Class	313,403	14.72	4,614,227	4,320,138
LVIP Dimensional International Core Equity Fund - Service Class	3,621,763	11.49	41,624,922	37,058,838
LVIP Dimensional International Core Equity Fund - Standard Class	310,710	11.50	3,572,858	3,044,472
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	33,291,611	10.82	360,115,360	322,470,633
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	134,753	10.82	1,458,024	1,280,622
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,810,480	31.86	89,544,698	85,946,640
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	130,405	32.02	4,175,827	4,041,091
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,914,893	12.63	36,826,753	32,495,961
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	257,728	12.64	3,256,650	2,790,042
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	44,106,428	15.28	673,946,227	583,024,336
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	153,473	15.29	2,346,916	1,948,408
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	54,273,430	10.52	570,902,213	573,624,659
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	802,758	10.52	8,444,213	8,523,137
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	23,426,171	35.98	842,756,515	739,825,819
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	723,021	10.26	7,416,024	7,206,886
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,309	10.26	13,430	13,716
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	29,095,589	10.67	310,391,726	291,880,905
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,085	10.67	11,575	10,539
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	83,152,431	14.29	1,188,580,846	1,100,153,383
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,287	14.30	190,024	183,502

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Global Growth Allocation Managed Risk Fund - Service Class	587,693,563	$14.76	$8,676,120,065	$7,539,799,360
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	479,444	14.77	7,078,994	6,584,595
LVIP Global Income Fund - Service Class	57,746,286	11.28	651,609,096	658,928,863
LVIP Global Income Fund - Standard Class	64,170	11.36	728,712	708,438
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	446,502,881	15.10	6,742,193,495	5,916,963,445
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	82,321	15.11	1,243,458	1,177,483
LVIP Goldman Sachs Income Builder Fund - Service Class	944,610	10.11	9,551,897	9,336,065
LVIP Goldman Sachs Income Builder Fund - Standard Class	4,545	10.11	45,965	44,948
LVIP Government Money Market Fund - Service Class	21,197,739	10.00	211,977,421	211,977,421
LVIP Government Money Market Fund - Standard Class	2,285,194	10.00	22,851,954	22,851,953
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	27,443,401	11.28	309,616,452	281,592,949
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	12,266,911	11.37	139,413,447	123,405,497
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	7,072	11.37	80,399	73,484
LVIP JPMorgan High Yield Fund - Service Class	16,807,690	10.80	181,523,058	185,555,186
LVIP JPMorgan High Yield Fund - Standard Class	28,382	10.80	306,577	312,703
LVIP JPMorgan Retirement Income Fund - Service Class	107,246	14.16	1,518,709	1,555,704
LVIP JPMorgan Retirement Income Fund - Standard Class	54,364	14.16	769,962	787,583
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	35,204,423	17.61	619,773,873	513,210,734
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	17,009	17.74	301,651	268,421
LVIP Managed Risk Profile 2010 Fund - Service Class	488,921	11.90	5,815,719	5,364,606
LVIP Managed Risk Profile 2020 Fund - Service Class	854,842	11.91	10,177,752	8,535,254
LVIP Managed Risk Profile 2030 Fund - Service Class	432,842	11.84	5,123,980	4,348,486
LVIP Managed Risk Profile 2040 Fund - Service Class	413,625	11.37	4,703,748	3,779,329
LVIP MFS International Equity Managed Volatility Fund - Service Class	25,141,184	11.55	290,330,398	250,320,164
LVIP MFS International Growth Fund - Service Class	10,596,489	17.90	189,666,554	140,939,634
LVIP MFS International Growth Fund - Standard Class	463	17.88	8,271	7,908
LVIP MFS Value Fund - Service Class	22,713,186	43.06	978,007,082	640,757,640
LVIP MFS Value Fund - Standard Class	35,478	43.09	1,528,573	1,463,719
LVIP Mondrian International Value Fund - Service Class	15,761,085	18.02	284,030,514	264,615,924
LVIP Mondrian International Value Fund - Standard Class	666,282	18.03	12,013,724	10,982,494
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3,813,379	11.10	42,339,947	37,790,039
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	19,747	11.11	219,306	182,184
LVIP PIMCO Low Duration Bond Fund - Service Class	40,191,679	10.01	402,278,517	404,180,677
LVIP PIMCO Low Duration Bond Fund - Standard Class	627,602	10.01	6,281,045	6,330,025
LVIP Select Core Equity Managed Volatility Fund - Service Class	32,426,575	13.48	437,077,801	375,639,088
LVIP Select Core Equity Managed Volatility Fund - Standard Class	9,876	13.49	133,187	113,168
LVIP SSGA Bond Index Fund - Service Class	88,256,675	11.23	991,475,494	983,752,629
LVIP SSGA Bond Index Fund - Standard Class	235,130	11.23	2,640,743	2,679,773
LVIP SSGA Conservative Index Allocation Fund - Service Class	5,507,033	13.09	72,065,031	65,762,780
LVIP SSGA Conservative Structured Allocation Fund - Service Class	15,631,185	12.05	188,371,407	177,334,278
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	56,308	12.05	678,736	674,853
LVIP SSGA Developed International 150 Fund - Service Class	17,380,692	9.39	163,274,222	143,013,948
LVIP SSGA Developed International 150 Fund - Standard Class	62,780	9.39	589,633	563,488
LVIP SSGA Emerging Markets 100 Fund - Service Class	18,933,077	9.93	187,910,788	179,784,134
LVIP SSGA Emerging Markets 100 Fund - Standard Class	146,636	9.92	1,455,068	1,376,580
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	70,780,274	12.39	877,109,160	808,075,780
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	60,240	12.39	746,620	705,401
LVIP SSGA International Index Fund - Service Class	30,041,179	9.91	297,648,003	243,459,068
LVIP SSGA International Index Fund - Standard Class	245,412	9.91	2,431,053	2,294,376
LVIP SSGA International Managed Volatility Fund - Service Class	37,884,890	10.00	378,886,781	325,538,594
LVIP SSGA International Managed Volatility Fund - Standard Class	15,636	10.00	156,301	130,874
LVIP SSGA Large Cap 100 Fund - Service Class	25,221,552	13.90	350,453,471	311,221,038
LVIP SSGA Large Cap 100 Fund - Standard Class	213,886	13.92	2,976,217	3,046,120
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	26,902,185	13.79	371,034,936	313,455,343
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	2,770	13.80	38,214	29,728
LVIP SSGA Mid-Cap Index Fund - Service Class	2,567,135	13.05	33,508,817	31,465,465
LVIP SSGA Mid-Cap Index Fund - Standard Class	95,875	13.06	1,251,654	1,161,203
LVIP SSGA Moderate Index Allocation Fund - Service Class	15,610,583	14.65	228,741,878	193,920,566
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,984	14.66	29,087	29,680
LVIP SSGA Moderate Structured Allocation Fund - Service Class	61,235,651	13.15	805,493,746	721,835,030
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	14,204	13.16	186,958	181,893

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	12,602,772	$15.16	$191,108,430	$156,519,970
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	18,476	15.19	280,672	281,800
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	33,781,978	13.64	460,651,048	404,675,110
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	172,436	13.65	2,353,068	2,283,887
LVIP SSGA S&P 500 Index Fund - Service Class	59,801,887	18.38	1,099,039,081	744,275,670
LVIP SSGA S&P 500 Index Fund - Standard Class	2,529,371	18.39	46,502,480	34,772,717
LVIP SSGA Small-Cap Index Fund - Service Class	9,826,014	31.72	311,632,017	228,674,812
LVIP SSGA Small-Cap Index Fund - Standard Class	206,168	31.73	6,542,319	5,770,346
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	10,603,599	13.45	142,586,603	137,823,590
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	249,653	13.46	3,360,575	3,514,541
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	27,640,126	13.27	366,784,481	314,471,955
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	7,110	13.28	94,383	80,721
LVIP T. Rowe Price Growth Stock Fund - Service Class	7,085,716	42.74	302,815,152	205,494,835
LVIP T. Rowe Price Growth Stock Fund - Standard Class	33,299	43.58	1,451,293	1,192,946
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	6,513,353	25.07	163,276,724	129,473,882
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	152,822	25.97	3,968,630	3,025,574
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	82,595,700	10.96	905,166,275	819,310,562
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	3,218	10.96	35,273	31,597
LVIP Vanguard Domestic Equity ETF Fund - Service Class	10,554,710	18.79	198,312,443	154,982,727
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	72,829	18.80	1,369,406	1,127,374
LVIP Vanguard International Equity ETF Fund - Service Class	11,427,597	11.59	132,388,711	114,832,558
LVIP Vanguard International Equity ETF Fund - Standard Class	132,610	11.59	1,536,951	1,367,173
LVIP Wellington Capital Growth Fund - Service Class	7,558,396	44.73	338,094,601	227,743,052
LVIP Wellington Capital Growth Fund - Standard Class	1,385	45.77	63,374	61,456
LVIP Wellington Mid-Cap Value Fund - Service Class	3,552,425	27.78	98,686,370	73,883,006
LVIP Wellington Mid-Cap Value Fund - Standard Class	12,235	27.87	340,998	303,840
LVIP Western Asset Core Bond Fund - Service Class	3,866,274	9.87	38,144,660	38,351,033
LVIP Western Asset Core Bond Fund - Standard Class	63,115	9.86	622,439	626,384
MFS® VIT Growth Series - Initial Class	76,461	48.90	3,738,951	3,501,510
MFS® VIT Growth Series - Service Class	2,243,825	47.27	106,065,584	85,110,613
MFS® VIT Total Return Series - Initial Class	268,020	24.70	6,620,090	6,570,136
MFS® VIT Total Return Series - Service Class	2,864,126	24.28	69,540,979	66,803,949
MFS® VIT Utilities Series - Initial Class	240,381	29.50	7,091,251	7,257,032
MFS® VIT Utilities Series - Service Class	6,711,192	28.98	194,490,329	185,730,738
MFS® VIT II Core Equity Portfolio - Service Class	99,819	24.96	2,491,491	2,287,660
MFS® VIT II International Value Portfolio - Initial Class	36,626	28.25	1,034,695	922,679
MFS® VIT II International Value Portfolio - Service Class	1,106,539	27.80	30,761,797	26,259,307
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	36,954	7.91	292,306	297,047
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	884,911	7.85	6,946,553	7,010,739
Morgan Stanley VIF Growth Portfolio - Class II	77,468	30.89	2,392,982	1,931,466
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,407,066	19.58	27,550,352	20,299,973
Oppenheimer Global Fund/VA Service Shares	193,038	46.88	9,049,624	6,245,242
Oppenheimer International Growth Fund/VA Non-Service Shares	563,025	2.59	1,458,235	1,351,249
Oppenheimer International Growth Fund/VA Service Shares	5,091,395	2.70	13,746,767	12,042,993
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	23,487	25.79	605,717	561,549
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	417,846	25.42	10,621,653	9,738,024
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	356,841	8.88	3,168,749	3,130,442
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	12,761	8.89	113,447	109,963
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,727,523	7.24	12,507,267	16,799,260
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	4,634	7.14	33,087	36,549
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	274,362	13.14	3,605,120	3,525,014
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	2,445	13.14	32,121	31,670
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	370,131	10.54	3,901,182	3,792,493
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	3,901	10.54	41,115	39,626
Putnam VT Absolute Return 500 Fund - Class IA	127	10.88	1,385	1,343
Putnam VT Absolute Return 500 Fund - Class IB	272,706	10.73	2,926,132	2,832,474
Putnam VT Equity Income Fund - Class IB	45,674	26.69	1,219,032	1,080,084
Putnam VT George Putnam Balanced Fund - Class IA	20,040	11.82	236,872	231,771
Putnam VT George Putnam Balanced Fund - Class IB	1,201,955	11.78	14,159,024	13,316,714
Putnam VT Global Health Care Fund - Class IA	7,856	16.92	132,921	132,102
Putnam VT Global Health Care Fund - Class IB	806,424	16.44	13,257,609	13,515,675

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Putnam VT Income Fund - Class IB	557,178	$11.01	$6,134,532	$6,135,243
QS Variable Conservative Growth - Class II	66,568	14.62	973,219	1,068,852
Rational Dividend Capture VA Fund	107,643	11.78	1,268,031	1,244,539
SEI VP Market Growth Strategy Fund - Class III	237,688	11.14	2,647,840	2,456,519
SEI VP Market Plus Strategy Fund - Class III	174,884	11.75	2,054,892	1,864,366
Templeton Foreign VIP Fund - Class 1	1,883	15.80	29,746	30,078
Templeton Foreign VIP Fund - Class 4	199,371	15.71	3,132,114	2,855,211
Templeton Global Bond VIP Fund - Class 1	138,529	17.16	2,377,156	2,454,002
Templeton Global Bond VIP Fund - Class 2	20,220,126	16.51	333,834,284	348,442,136
Templeton Global Bond VIP Fund - Class 4	1,553,552	16.87	26,208,415	26,234,787
Templeton Growth VIP Fund - Class 2	1,884,901	15.97	30,101,871	25,091,090
VanEck VIP Global Hard Assets Fund - Class S Shares	160,609	22.87	3,673,122	3,463,721
VanEck VIP Global Hard Assets Fund - Initial Class Shares	16,166	23.73	383,615	389,334
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,444,642	9.34	13,492,958	13,446,154
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	130,096	9.33	1,213,798	1,224,112
Virtus Rampart Equity Trend Series - Class A Shares	109,117	13.25	1,445,802	1,370,690
Virtus Rampart Equity Trend Series - Class I Shares	4	13.38	51	45

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	299,224	(384,346)	(85,122)
AB VPS Growth and Income Portfolio - Class B	431	(431)	—
AB VPS International Value Portfolio - Class B	211	(409)	(198)
AB VPS Large Cap Growth Portfolio - Class B	29,657	(148,699)	(119,042)
AB VPS Small/Mid Cap Value Portfolio - Class A	6,449	(4,154)	2,295
AB VPS Small/Mid Cap Value Portfolio - Class B	647,353	(590,131)	57,222
ALPS/Alerian Energy Infrastructure Portfolio - Class I	32,879	(5,354)	27,525
ALPS/Alerian Energy Infrastructure Portfolio - Class III	279,504	(256,759)	22,745
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	10,068	(8,394)	1,674
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	303,243	(91,541)	211,702
ALPS/Stadion Core ETF Portfolio - Class I	—	(234)	(234)
ALPS/Stadion Core ETF Portfolio - Class III	563,927	(86,054)	477,873
ALPS/Stadion Tactical Growth Portfolio - Class III	130,017	(80,659)	49,358
American Century VP Balanced Fund - Class I	8,420	(2,129)	6,291
American Century VP Balanced Fund - Class II	3,010,896	(444,805)	2,566,091
American Century VP Inflation Protection Fund - Class II	3,949	(4,099)	(150)
American Century VP Large Company Value Fund - Class I	35,339	(2,155)	33,184
American Century VP Large Company Value Fund - Class II	385,294	(26,501)	358,793
American Funds Asset Allocation Fund - Class 1	335,992	(105,158)	230,834
American Funds Asset Allocation Fund - Class 1A	380,555	(22,255)	358,300
American Funds Asset Allocation Fund - Class 4	2,685,595	(729,839)	1,955,756
American Funds Blue Chip Income and Growth Fund - Class 1	71,362	(41,217)	30,145
American Funds Blue Chip Income and Growth Fund - Class 1A	55,330	(1,369)	53,961
American Funds Blue Chip Income and Growth Fund - Class 4	910,441	(393,670)	516,771
American Funds Bond Fund - Class 1	238,587	(13,288)	225,299
American Funds Bond Fund - Class 1A	129,694	(26,477)	103,217
American Funds Capital Income Builder® - Class 1	7,820	(10,408)	(2,588)
American Funds Capital Income Builder® - Class 1A	74,688	(33,807)	40,881
American Funds Capital Income Builder® - Class 4	953,592	(466,454)	487,138
American Funds Global Balanced Fund - Class 1	51	(7,142)	(7,091)
American Funds Global Balanced Fund - Class 1A	20,229	(8)	20,221
American Funds Global Bond Fund - Class 1	58,123	(14,517)	43,606
American Funds Global Bond Fund - Class 1A	6,016	(10)	6,006
American Funds Global Growth and Income Fund - Class 1	12,654	(35,833)	(23,179)
American Funds Global Growth and Income Fund - Class 1A	9,883	(252)	9,631
American Funds Global Growth Fund - Class 1	16,004	(36,380)	(20,376)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Growth Fund - Class 1A	144,915	(10,206)	134,709
American Funds Global Growth Fund - Class 2	329,027	(1,959,763)	(1,630,736)
American Funds Global Growth Fund - Class 4	1,310,971	(122,270)	1,188,701
American Funds Global Small Capitalization Fund - Class 1	6,900	(5,008)	1,892
American Funds Global Small Capitalization Fund - Class 1A	14,818	(21)	14,797
American Funds Global Small Capitalization Fund - Class 2	163,860	(2,968,432)	(2,804,572)
American Funds Global Small Capitalization Fund - Class 4	374,391	(60,589)	313,802
American Funds Growth Fund - Class 1	67,929	(67,773)	156
American Funds Growth Fund - Class 1A	232,138	(7,442)	224,696
American Funds Growth Fund - Class 2	425,505	(8,527,266)	(8,101,761)
American Funds Growth Fund - Class 4	2,899,548	(220,677)	2,678,871
American Funds Growth-Income Fund - Class 1	63,952	(20,805)	43,147
American Funds Growth-Income Fund - Class 1A	183,001	(1,924)	181,077
American Funds Growth-Income Fund - Class 2	193,405	(11,503,272)	(11,309,867)
American Funds Growth-Income Fund - Class 4	2,226,771	(180,099)	2,046,672
American Funds High-Income Bond Fund - Class 1	35,948	(10,386)	25,562
American Funds High-Income Bond Fund - Class 1A	37,572	(601)	36,971
American Funds International Fund - Class 1	118,328	(34,809)	83,519
American Funds International Fund - Class 1A	135,324	(9,324)	126,000
American Funds International Fund - Class 2	328,270	(5,811,880)	(5,483,610)
American Funds International Fund - Class 4	1,226,567	(232,743)	993,824
American Funds International Growth and Income Fund - Class 1	24,289	(25,136)	(847)
American Funds International Growth and Income Fund - Class 1A	54,159	(71)	54,088
American Funds Managed Risk Asset Allocation Fund - Class P1	57,211	(83,685)	(26,474)
American Funds Managed Risk Asset Allocation Fund - Class P2	2,337,058	(334,194)	2,002,864
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	4,647	(10,681)	(6,034)
American Funds Managed Risk Growth Fund - Class P1	6,760	(9,671)	(2,911)
American Funds Managed Risk Growth-Income Fund - Class P1	5,718	(5,902)	(184)
American Funds Managed Risk International Fund - Class P1	13,013	(16,386)	(3,373)
American Funds Mortgage Fund - Class 1	4,546	(654)	3,892
American Funds Mortgage Fund - Class 1A	9,824	(511)	9,313
American Funds Mortgage Fund - Class 4	266,484	(219,742)	46,742
American Funds New World Fund® - Class 1	73,207	(46,022)	27,185
American Funds New World Fund® - Class 1A	52,481	(1,052)	51,429
American Funds New World Fund® - Class 4	708,823	(231,626)	477,197
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	1,311	(6,754)	(5,443)
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	99,315	(70,134)	29,181
BlackRock Global Allocation V.I. Fund - Class I	76,581	(13,415)	63,166
BlackRock Global Allocation V.I. Fund - Class III	1,081,015	(7,540,631)	(6,459,616)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	426	(17)	409
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	104,811	(36,264)	68,547
ClearBridge Variable Aggressive Growth Portfolio - Class I	9,989	(2,961)	7,028
ClearBridge Variable Aggressive Growth Portfolio - Class II	279,916	(245,919)	33,997
ClearBridge Variable Large Cap Growth Portfolio - Class I	29,581	(61)	29,520
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,268,702	(38,620)	1,230,082
ClearBridge Variable Mid Cap Portfolio - Class I	17,513	(2,349)	15,164
ClearBridge Variable Mid Cap Portfolio - Class II	797,386	(219,794)	577,592
Columbia VP Commodity Strategy Fund - Class 1	15,807	(197)	15,610
Columbia VP Commodity Strategy Fund - Class 2	48,470	(1,614)	46,856
Columbia VP Emerging Markets Bond Fund - Class 1	35,044	(11,377)	23,667
Columbia VP Emerging Markets Bond Fund - Class 2	117,263	(8,537)	108,726
Columbia VP Strategic Income Fund - Class 1	4,167	(4,167)	—
Columbia VP Strategic Income Fund - Class 2	296,573	(16,200)	280,373
Delaware VIP® Diversified Income Series - Service Class	13,940,901	(1,218,034)	12,722,867
Delaware VIP® Diversified Income Series - Standard Class	231,150	(60,666)	170,484
Delaware VIP® Emerging Markets Series - Service Class	908,648	(2,462,531)	(1,553,883)
Delaware VIP® Emerging Markets Series - Standard Class	28,060	(14,131)	13,929
Delaware VIP® High Yield Series - Service Class	281,468	(1,154,211)	(872,743)
Delaware VIP® High Yield Series - Standard Class	122,505	(255,001)	(132,496)
Delaware VIP® International Value Equity Series - Standard Class	19	(1,264)	(1,245)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,480,693	(6,134,091)	(1,653,398)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	41,142	(9,679)	31,463

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® REIT Series - Service Class	430,366	(973,493)	(543,127)
Delaware VIP® REIT Series - Standard Class	23,195	(17,042)	6,153
Delaware VIP® Small Cap Value Series - Service Class	1,396,071	(1,191,710)	204,361
Delaware VIP® Small Cap Value Series - Standard Class	15,493	(24,795)	(9,302)
Delaware VIP® Smid Cap Core Series - Service Class	343,876	(872,036)	(528,160)
Delaware VIP® Smid Cap Core Series - Standard Class	7,928	(34,515)	(26,587)
Delaware VIP® U.S. Growth Series - Service Class	56,794	(2,662,627)	(2,605,833)
Delaware VIP® U.S. Growth Series - Standard Class	8,419	(8,419)	—
Delaware VIP® Value Series - Service Class	632,095	(1,960,252)	(1,328,157)
Delaware VIP® Value Series - Standard Class	74,316	(70,991)	3,325
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	31,442	(13,764)	17,678
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	398,183	(500,510)	(102,327)
Deutsche Equity 500 Index VIP Portfolio - Class A	9,928	(73,197)	(63,269)
Deutsche Small Cap Index VIP Portfolio - Class A	10,698	(23,299)	(12,601)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	124,891	(9,138)	115,753
Eaton Vance VT Floating-Rate Income Fund - Initial Class	980,990	(452,180)	528,810
Fidelity® VIP Contrafund® Portfolio - Initial Class	22,889	(11,890)	10,999
Fidelity® VIP Contrafund® Portfolio - Service Class	8,145	(8,145)	—
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,017,351	(3,532,500)	(2,515,149)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	598,890	(63,516)	535,374
Fidelity® VIP Growth Portfolio - Initial Class	38,465	(42,579)	(4,114)
Fidelity® VIP Growth Portfolio - Service Class 2	1,497,928	(1,198,310)	299,618
Fidelity® VIP Mid Cap Portfolio - Initial Class	61,807	(21,307)	40,500
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,269,161	(2,463,606)	(1,194,445)
Fidelity® VIP Overseas Portfolio - Service Class 2	654	(654)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	20,641	(9,894)	10,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	893,631	(218,782)	674,849
First Trust Dorsey Wright Tactical Core Portfolio - Class I	261,713	(37,596)	224,117
First Trust Multi Income Allocation Portfolio - Class I	117,348	(92,737)	24,611
First Trust Multi Income Allocation Portfolio - Class II	—	(259)	(259)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,024,777	(271,712)	5,753,065
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	15,650	(22)	15,628
Franklin Founding Funds Allocation VIP Fund - Class 4	167,629	(58,932)	108,697
Franklin Income VIP Fund - Class 1	5,516	(1,296)	4,220
Franklin Income VIP Fund - Class 2	1,106,354	(4,070,990)	(2,964,636)
Franklin Income VIP Fund - Class 4	2,469,694	(271,576)	2,198,118
Franklin Mutual Shares VIP Fund - Class 1	16,911	(2,496)	14,415
Franklin Mutual Shares VIP Fund - Class 2	776,200	(4,190,484)	(3,414,284)
Franklin Mutual Shares VIP Fund - Class 4	993,067	(61,767)	931,300
Franklin Rising Dividends VIP Fund - Class 1	6,865	(12,614)	(5,749)
Franklin Rising Dividends VIP Fund - Class 4	425,632	(168,606)	257,026
Franklin Small Cap Value VIP Fund - Class 1	18,506	(3,492)	15,014
Franklin Small Cap Value VIP Fund - Class 4	203,365	(148,962)	54,403
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,647	(7,979)	(332)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	186,203	(60,936)	125,267
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	134,078	(233,322)	(99,244)
Goldman Sachs VIT Government Money Market Fund - Service Shares	840,372	(2,118,094)	(1,277,722)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	88,830	(588,246)	(499,416)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	25,082	(50,066)	(24,984)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	5,185	(585)	4,600
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	133,253	(133,627)	(374)
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	—	(149)	(149)
Guggenheim VT Long Short Equity	144,184	(62,228)	81,956
Guggenheim VT Multi-Hedge Strategies	121,324	(76,831)	44,493
Hartford Capital Appreciation HLS Fund - Class IA	2,421	(2,416)	5
Hartford Capital Appreciation HLS Fund - Class IC	219,854	(99,615)	120,239
Invesco V.I. American Franchise Fund - Series I Shares	6,169	(36,197)	(30,028)
Invesco V.I. American Franchise Fund - Series II Shares	611	(5,107)	(4,496)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	51,614	(1,758)	49,856
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	326,956	(195,222)	131,734
Invesco V.I. Comstock Fund - Series I Shares	4,578	(6,622)	(2,044)
Invesco V.I. Comstock Fund - Series II Shares	125,539	(35,218)	90,321

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Equity Fund - Series I Shares	1,033	(65,678)	(64,645)
Invesco V.I. Core Equity Fund - Series II Shares	2,475	(18,339)	(15,864)
Invesco V.I. Diversified Dividend Fund - Series I Shares	9,668	(3,353)	6,315
Invesco V.I. Diversified Dividend Fund - Series II Shares	422,323	(231,258)	191,065
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	14,021	(11,480)	2,541
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,957,291	(327,441)	4,629,850
Invesco V.I. Equity and Income Fund - Series I Shares	4,049	(1,711)	2,338
Invesco V.I. Equity and Income Fund - Series II Shares	666,415	(70,048)	596,367
Invesco V.I. International Growth Fund - Series I Shares	21,237	(19,927)	1,310
Invesco V.I. International Growth Fund - Series II Shares	695,839	(226,105)	469,734
Ivy VIP Asset Strategy Portfolio	78,265	(179,452)	(101,187)
Ivy VIP Energy Portfolio	535,292	(499,714)	35,578
Ivy VIP High Income Portfolio	776,331	(269,620)	506,711
Ivy VIP High Income Portfolio - Class I	10,018	(461)	9,557
Ivy VIP Micro Cap Growth Portfolio	173,162	(113,878)	59,284
Ivy VIP Micro Cap Growth Portfolio - Class I	9,227	(7)	9,220
Ivy VIP Mid Cap Growth Portfolio	200,652	(34,875)	165,777
Ivy VIP Mid Cap Growth Portfolio - Class I	31,605	(652)	30,953
Ivy VIP Science and Technology Portfolio	587,856	(107,537)	480,319
Ivy VIP Science and Technology Portfolio - Class I	13,550	(2,104)	11,446
Janus Henderson Balanced Portfolio - Service Shares	36,144	(91,248)	(55,104)
Janus Henderson Enterprise Portfolio - Service Shares	9,395	(32,822)	(23,427)
Janus Henderson Global Research Portfolio - Service Shares	748	(10,236)	(9,488)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	88,289	(5,841)	82,448
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	4,834,134	(65,097)	4,769,037
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	230,582	(79,834)	150,748
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	5,042	(26)	5,016
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	92,162	(19,969)	72,193
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	4,769	(17,911)	(13,142)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	169,993	(1,000,607)	(830,614)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	54,807	(8,829)	45,978
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	72,077	(823)	71,254
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	844,897	(205,222)	639,675
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	205,845	(75,615)	130,230
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20,695	(67,382)	(46,687)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,231,951	(623,603)	608,348
LVIP American Balanced Allocation Fund - Service Class	1,858,023	(285,918)	1,572,105
LVIP American Balanced Allocation Fund - Standard Class	124,041	(63,310)	60,731
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,410,483	(1,263,928)	5,146,555
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	472,310	(349,717)	122,593
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	7	(634)	(627)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	959,312	(972,567)	(13,255)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	25	(25,813)	(25,788)
LVIP American Global Growth Fund - Service Class II	2,066,261	(292,922)	1,773,339
LVIP American Global Small Capitalization Fund - Service Class II	281,136	(462,501)	(181,365)
LVIP American Growth Allocation Fund - Service Class	1,004,045	(177,553)	826,492
LVIP American Growth Allocation Fund - Standard Class	43,355	(108,807)	(65,452)
LVIP American Growth Fund - Service Class II	4,464,301	(289,977)	4,174,324
LVIP American Growth-Income Fund - Service Class II	4,284,239	(199,187)	4,085,052
LVIP American Income Allocation Fund - Standard Class	1,940	(348)	1,592
LVIP American International Fund - Service Class II	1,801,738	(670,361)	1,131,377
LVIP American Preservation Fund - Service Class	227,138	(224,077)	3,061
LVIP American Preservation Fund - Standard Class	1,671	(687)	984
LVIP Baron Growth Opportunities Fund - Service Class	877,662	(955,485)	(77,823)
LVIP Baron Growth Opportunities Fund - Standard Class	7,324	(5,807)	1,517
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,381,000	(2,541,030)	2,839,970
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	7,349	(892)	6,457
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	3,274,701	(9,220,937)	(5,946,236)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	125	(371)	(246)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	10,782,300	(113,594)	10,668,706
LVIP BlackRock Inflation Protected Bond Fund - Service Class	7,019,526	(3,231,482)	3,788,044
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	114,493	(5,376)	109,117

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Multi-Asset Income Fund - Service Class	243,759	(106,820)	136,939
LVIP BlackRock Multi-Asset Income Fund - Standard Class	1,354	(6,551)	(5,197)
LVIP BlackRock Scientific Allocation Fund - Service Class	157,156	(25,888)	131,268
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	10,010,148	(921,026)	9,089,122
LVIP Blended Core Equity Managed Volatility Fund - Service Class	2,221,476	(1,478,463)	743,013
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	(534)	(534)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	3,299,339	(1,502,801)	1,796,538
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,092	(26,130)	(19,038)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1,433,837	(4,271,113)	(2,837,276)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	3,745	(4,407)	(662)
LVIP Clarion Global Real Estate Fund - Service Class	740,287	(1,130,757)	(390,470)
LVIP Clarion Global Real Estate Fund - Standard Class	26,118	(714)	25,404
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	2,702,185	(329,580)	2,372,605
LVIP Delaware Bond Fund - Service Class	22,471,288	(3,158,050)	19,313,238
LVIP Delaware Bond Fund - Standard Class	243,362	(746,768)	(503,406)
LVIP Delaware Diversified Floating Rate Fund - Service Class	9,590,830	(3,032,807)	6,558,023
LVIP Delaware Diversified Floating Rate Fund - Standard Class	129,199	(70,415)	58,784
LVIP Delaware Social Awareness Fund - Service Class	133,305	(437,006)	(303,701)
LVIP Delaware Social Awareness Fund - Standard Class	6,295	(48,176)	(41,881)
LVIP Delaware Special Opportunities Fund - Service Class	925,674	(372,481)	553,193
LVIP Delaware Wealth Builder Fund - Service Class	221,560	(281,445)	(59,885)
LVIP Delaware Wealth Builder Fund - Standard Class	13,103	(23,918)	(10,815)
LVIP Dimensional International Core Equity Fund - Service Class	2,611,149	(125,089)	2,486,060
LVIP Dimensional International Core Equity Fund - Standard Class	168,381	(34,353)	134,028
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,220,544	(1,470,695)	3,749,849
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	9,606	(27,563)	(17,957)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,840,402	(462,809)	1,377,593
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	233,659	(77,839)	155,820
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,116,896	(576,144)	1,540,752
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	176,550	(37,712)	138,838
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,983,933	(1,410,899)	5,573,034
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	22,660	(128,982)	(106,322)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	10,239,588	(1,290,013)	8,949,575
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	447,043	(162,358)	284,685
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	3,550,583	(5,632,897)	(2,082,314)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	555,131	(90,581)	464,550
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	1,204	—	1,204
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,920,761	(1,366,101)	2,554,660
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	13	—	13
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	706,737	(11,516,141)	(10,809,404)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	45	(186)	(141)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,925,774	(50,954,269)	(43,028,495)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	226,049	(10,263)	215,786
LVIP Global Income Fund - Service Class	5,083,322	(1,584,180)	3,499,142
LVIP Global Income Fund - Standard Class	12,157	(4,518)	7,639
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,086,582	(42,635,929)	(36,549,347)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	25,442	(2,595)	22,847
LVIP Goldman Sachs Income Builder Fund - Service Class	590,031	(86,381)	503,650
LVIP Goldman Sachs Income Builder Fund - Standard Class	2,138	(822)	1,316
LVIP Government Money Market Fund - Service Class	13,212,925	(14,104,681)	(891,756)
LVIP Government Money Market Fund - Standard Class	1,638,838	(1,976,959)	(338,121)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	4,098,008	(1,085,888)	3,012,120
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	668,333	(1,265,381)	(597,048)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	52	(543)	(491)
LVIP JPMorgan High Yield Fund - Service Class	2,099,726	(2,008,978)	90,748
LVIP JPMorgan High Yield Fund - Standard Class	20,689	(5,596)	15,093
LVIP JPMorgan Retirement Income Fund - Service Class	132,248	(3,776)	128,472
LVIP JPMorgan Retirement Income Fund - Standard Class	70,369	(22)	70,347
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3,633,109	(1,979,897)	1,653,212
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,058	(7,443)	3,615
LVIP Managed Risk Profile 2010 Fund - Service Class	103,790	(85,723)	18,067
LVIP Managed Risk Profile 2020 Fund - Service Class	6,287	(102,875)	(96,588)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk Profile 2030 Fund - Service Class	31,661	(68,316)	(36,655)
LVIP Managed Risk Profile 2040 Fund - Service Class	121,241	(98,981)	22,260
LVIP MFS International Equity Managed Volatility Fund - Service Class	5,004,170	(1,429,446)	3,574,724
LVIP MFS International Growth Fund - Service Class	1,272,180	(1,730,071)	(457,891)
LVIP MFS International Growth Fund - Standard Class	7,034	(9,605)	(2,571)
LVIP MFS Value Fund - Service Class	1,789,050	(3,444,826)	(1,655,776)
LVIP MFS Value Fund - Standard Class	127,004	(5,206)	121,798
LVIP Mondrian International Value Fund - Service Class	507,582	(3,163,640)	(2,656,058)
LVIP Mondrian International Value Fund - Standard Class	11,305	(85,302)	(73,997)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,199,612	(311,323)	888,289
LVIP PIMCO Low Duration Bond Fund - Service Class	8,415,176	(3,579,086)	4,836,090
LVIP PIMCO Low Duration Bond Fund - Standard Class	247,923	(61,079)	186,844
LVIP Select Core Equity Managed Volatility Fund - Service Class	616,099	(4,370,053)	(3,753,954)
LVIP Select Core Equity Managed Volatility Fund - Standard Class	—	(7,908)	(7,908)
LVIP SSGA Bond Index Fund - Service Class	5,141,187	(4,529,205)	611,982
LVIP SSGA Bond Index Fund - Standard Class	149,981	(7,061)	142,920
LVIP SSGA Conservative Index Allocation Fund - Service Class	562,973	(768,277)	(205,304)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	672,996	(1,552,254)	(879,258)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	8,465	(4,895)	3,570
LVIP SSGA Developed International 150 Fund - Service Class	1,314,894	(1,523,014)	(208,120)
LVIP SSGA Developed International 150 Fund - Standard Class	15,191	(7,772)	7,419
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,327,403	(2,013,574)	(686,171)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	84,832	(26,667)	58,165
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,466,902	(6,504,597)	(5,037,695)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	11,506	(1,490)	10,016
LVIP SSGA International Index Fund - Service Class	1,759,445	(3,551,564)	(1,792,119)
LVIP SSGA International Index Fund - Standard Class	163,076	(57,326)	105,750
LVIP SSGA International Managed Volatility Fund - Service Class	1,585,572	(4,681,002)	(3,095,430)
LVIP SSGA International Managed Volatility Fund - Standard Class	2,759	(4,729)	(1,970)
LVIP SSGA Large Cap 100 Fund - Service Class	1,173,772	(1,437,764)	(263,992)
LVIP SSGA Large Cap 100 Fund - Standard Class	47,849	(18,302)	29,547
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	5,308,927	(1,083,478)	4,225,449
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	—	(124)	(124)
LVIP SSGA Mid-Cap Index Fund - Service Class	2,802,139	(117,200)	2,684,939
LVIP SSGA Mid-Cap Index Fund - Standard Class	108,876	(10,068)	98,808
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,545,273	(1,442,783)	102,490
LVIP SSGA Moderate Index Allocation Fund - Standard Class	16,512	(13,978)	2,534
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,609,416	(4,705,443)	(3,096,027)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	2,703	(4,288)	(1,585)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,182,155	(1,043,618)	138,537
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	23,838	(13)	23,825
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,983,961	(2,608,654)	(624,693)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	139,934	(2,056)	137,878
LVIP SSGA S&P 500 Index Fund - Service Class	4,269,125	(3,430,436)	838,689
LVIP SSGA S&P 500 Index Fund - Standard Class	422,872	(292,054)	130,818
LVIP SSGA Small-Cap Index Fund - Service Class	1,807,683	(1,579,800)	227,883
LVIP SSGA Small-Cap Index Fund - Standard Class	214,000	(17,931)	196,069
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	876,923	(664,053)	212,870
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	106,634	(15,905)	90,729
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,305,703	(930,188)	5,375,515
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	369	(4,770)	(4,401)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,413,706	(1,623,624)	(209,918)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	50,744	(10,916)	39,828
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,092,262	(281,955)	810,307
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	75,550	(23,456)	52,094
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	23,495,981	(1,630,656)	21,865,325
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	—	(269)	(269)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,081,239	(916,086)	2,165,153
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	46,694	(5,151)	41,543
LVIP Vanguard International Equity ETF Fund - Service Class	3,469,065	(562,518)	2,906,547
LVIP Vanguard International Equity ETF Fund - Standard Class	76,066	(26,724)	49,342
LVIP Wellington Capital Growth Fund - Service Class	187,676	(2,646,565)	(2,458,889)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington Capital Growth Fund - Standard Class	13,115	(8,972)	4,143
LVIP Wellington Mid-Cap Value Fund - Service Class	861,341	(650,988)	210,353
LVIP Wellington Mid-Cap Value Fund - Standard Class	7,242	(2,827)	4,415
LVIP Western Asset Core Bond Fund - Service Class	3,838,501	(63,512)	3,774,989
LVIP Western Asset Core Bond Fund - Standard Class	61,058	(151)	60,907
MFS® VIT Growth Series - Initial Class	51,330	(56,919)	(5,589)
MFS® VIT Growth Series - Service Class	639,363	(447,034)	192,329
MFS® VIT Total Return Series - Initial Class	16,946	(81,162)	(64,216)
MFS® VIT Total Return Series - Service Class	2,389,005	(289,361)	2,099,644
MFS® VIT Utilities Series - Initial Class	9,109	(34,736)	(25,627)
MFS® VIT Utilities Series - Service Class	216,223	(1,110,657)	(894,434)
MFS® VIT II Core Equity Portfolio - Service Class	1,695	(9,574)	(7,879)
MFS® VIT II International Value Portfolio - Initial Class	60,478	(9,156)	51,322
MFS® VIT II International Value Portfolio - Service Class	903,616	(222,017)	681,599
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	22,697	(3,530)	19,167
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	198,159	(166,014)	32,145
Morgan Stanley VIF Growth Portfolio - Class II	19,862	(14,230)	5,632
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	24,269	(177,055)	(152,786)
Oppenheimer Global Fund/VA Service Shares	14,928	(64,171)	(49,243)
Oppenheimer International Growth Fund/VA Non-Service Shares	68,472	(3,482)	64,990
Oppenheimer International Growth Fund/VA Service Shares	477,595	(199,729)	277,866
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	9,254	(4,688)	4,566
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	211,934	(94,599)	117,335
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	157,970	(28,947)	129,023
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	633	(176)	457
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	559,751	(622,085)	(62,334)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	340	(9)	331
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	131,530	(95,669)	35,861
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	6,970	(6,428)	542
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	84,035	(59,641)	24,394
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	573	—	573
Putnam VT Absolute Return 500 Fund - Class IA	129	—	129
Putnam VT Absolute Return 500 Fund - Class IB	93,826	(34,996)	58,830
Putnam VT Equity Income Fund - Class IB	65,099	(9,402)	55,697
Putnam VT George Putnam Balanced Fund - Class IA	20,143	(37)	20,106
Putnam VT George Putnam Balanced Fund - Class IB	1,332,020	(107,165)	1,224,855
Putnam VT Global Health Care Fund - Class IA	17,183	(6,648)	10,535
Putnam VT Global Health Care Fund - Class IB	585,733	(220,096)	365,637
Putnam VT Growth & Income Fund - Class IB	1,754	(67,087)	(65,333)
Putnam VT Income Fund - Class IB	230,381	(38,260)	192,121
QS Variable Conservative Growth - Class II	92,339	(1,573)	90,766
Rational Dividend Capture VA Fund	8,552	(14,013)	(5,461)
SEI VP Market Growth Strategy Fund - Class III	175,063	(115,617)	59,446
SEI VP Market Plus Strategy Fund - Class III	5,832	(8,792)	(2,960)
Templeton Foreign VIP Fund - Class 1	608	(63)	545
Templeton Foreign VIP Fund - Class 4	85,355	(70,815)	14,540
Templeton Global Bond VIP Fund - Class 1	107,042	(30,935)	76,107
Templeton Global Bond VIP Fund - Class 2	608,596	(1,852,994)	(1,244,398)
Templeton Global Bond VIP Fund - Class 4	979,018	(128,487)	850,531
Templeton Growth VIP Fund - Class 2	125,272	(352,115)	(226,843)
VanEck VIP Global Hard Assets Fund - Class S Shares	292,887	(193,731)	99,156
VanEck VIP Global Hard Assets Fund - Initial Class Shares	20,443	(12,734)	7,709
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	325,874	(86,929)	238,945
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	132,284	(21,908)	110,376
Virtus Rampart Equity Trend Series - Class A Shares	11,753	(8,545)	3,208
Virtus Rampart Equity Trend Series - Class I Shares	5	—	5

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2016, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	136,987	(491,164)	(354,177)
AB VPS International Value Portfolio - Class B	907	(1,247)	(340)
AB VPS Large Cap Growth Portfolio - Class B	46,578	(120,991)	(74,413)
AB VPS Small/Mid Cap Value Portfolio - Class A	24,047	(839)	23,208
AB VPS Small/Mid Cap Value Portfolio - Class B	434,082	(890,413)	(456,331)
ALPS/Alerian Energy Infrastructure Portfolio - Class I	1,154	(2,751)	(1,597)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	369,292	(124,407)	244,885
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	28,169	(25,464)	2,705
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	234,654	(51,956)	182,698
ALPS/Stadion Core ETF Portfolio - Class I	4,406	—	4,406
ALPS/Stadion Core ETF Portfolio - Class III	120,733	(247,810)	(127,077)
ALPS/Stadion Tactical Growth Portfolio - Class III	306,474	(61,623)	244,851
American Century VP Balanced Fund - Class II	1,869,393	(108,114)	1,761,279
American Century VP Inflation Protection Fund - Class II	2,315	(32)	2,283
American Funds Asset Allocation Fund - Class 1	693,252	(32,919)	660,333
American Funds Asset Allocation Fund - Class 4	3,810,298	(434,092)	3,376,206
American Funds Blue Chip Income and Growth Fund - Class 1	52,580	(20,499)	32,081
American Funds Blue Chip Income and Growth Fund - Class 4	920,827	(267,558)	653,269
American Funds Bond Fund - Class 1	196,358	(91,766)	104,592
American Funds Capital Income Builder® - Class 1	57,507	(3,152)	54,355
American Funds Capital Income Builder® - Class 4	1,653,341	(289,366)	1,363,975
American Funds Global Balanced Fund - Class 1	25,894	(7,737)	18,157
American Funds Global Bond Fund - Class 1	57,559	(18,359)	39,200
American Funds Global Growth and Income Fund - Class 1	43,656	(2,962)	40,694
American Funds Global Growth Fund - Class 1	22,649	(5,419)	17,230
American Funds Global Growth Fund - Class 2	615,016	(1,665,455)	(1,050,439)
American Funds Global Growth Fund - Class 4	779,760	(413,362)	366,398
American Funds Global Small Capitalization Fund - Class 1	35,251	(6,581)	28,670
American Funds Global Small Capitalization Fund - Class 2	731,339	(2,282,230)	(1,550,891)
American Funds Global Small Capitalization Fund - Class 4	239,457	(183,386)	56,071
American Funds Growth Fund - Class 1	111,856	(21,417)	90,439
American Funds Growth Fund - Class 2	579,794	(7,685,020)	(7,105,226)
American Funds Growth Fund - Class 4	2,065,190	(405,421)	1,659,769
American Funds Growth-Income Fund - Class 1	58,566	(10,319)	48,247
American Funds Growth-Income Fund - Class 2	884,332	(9,983,549)	(9,099,217)
American Funds Growth-Income Fund - Class 4	1,331,300	(293,713)	1,037,587
American Funds High-Income Bond Fund - Class 1	26,649	(5,813)	20,836
American Funds International Fund - Class 1	104,621	(79,485)	25,136
American Funds International Fund - Class 2	1,290,896	(4,289,068)	(2,998,172)
American Funds International Fund - Class 4	723,484	(238,585)	484,899
American Funds International Growth and Income Fund - Class 1	10,660	(19,380)	(8,720)
American Funds Managed Risk Asset Allocation Fund - Class P1	29,017	(9,057)	19,960
American Funds Managed Risk Asset Allocation Fund - Class P2	3,042,360	(202,663)	2,839,697
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	5,762	(485)	5,277
American Funds Managed Risk Growth Fund - Class P1	8,345	(19)	8,326
American Funds Managed Risk Growth-Income Fund - Class P1	77	(155)	(78)
American Funds Managed Risk International Fund - Class P1	4,563	(5,737)	(1,174)
American Funds Mortgage Fund - Class 1	18,377	(7,395)	10,982
American Funds Mortgage Fund - Class 4	456,019	(476,477)	(20,458)
American Funds New World Fund® - Class 1	94,771	(15,369)	79,402
American Funds New World Fund® - Class 4	721,918	(234,454)	487,464
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	12,915	(2,129)	10,786
BlackRock Global Allocation V.I. Fund - Class I	87,328	(34,058)	53,270
BlackRock Global Allocation V.I. Fund - Class III	2,087,321	(9,480,078)	(7,392,757)
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	1,050	(119)	931
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	312,713	(28,796)	283,917
ClearBridge Variable Aggressive Growth Portfolio - Class I	2,343	(1,592)	751
ClearBridge Variable Aggressive Growth Portfolio - Class II	407,243	(282,922)	124,321
ClearBridge Variable Mid Cap Portfolio - Class I	14,292	(3,939)	10,353
ClearBridge Variable Mid Cap Portfolio - Class II	574,885	(314,876)	260,009

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP® Diversified Income Series - Service Class	8,403,702	(5,218,205)	3,185,497
Delaware VIP® Diversified Income Series - Standard Class	146,040	(41,359)	104,681
Delaware VIP® Emerging Markets Series - Service Class	930,833	(2,987,967)	(2,057,134)
Delaware VIP® Emerging Markets Series - Standard Class	27,830	(86)	27,744
Delaware VIP® High Yield Series - Service Class	806,325	(1,667,785)	(861,460)
Delaware VIP® High Yield Series - Standard Class	126,806	(46,699)	80,107
Delaware VIP® International Value Equity Series - Standard Class	30	(1,950)	(1,920)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	5,120,151	(9,823,959)	(4,703,808)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	10,764	(13,416)	(2,652)
Delaware VIP® REIT Series - Service Class	872,975	(643,797)	229,178
Delaware VIP® REIT Series - Standard Class	36,335	(41,248)	(4,913)
Delaware VIP® Small Cap Value Series - Service Class	779,017	(1,582,772)	(803,755)
Delaware VIP® Small Cap Value Series - Standard Class	21,400	(29,229)	(7,829)
Delaware VIP® Smid Cap Core Series - Service Class	587,899	(723,954)	(136,055)
Delaware VIP® Smid Cap Core Series - Standard Class	5,076	(30,361)	(25,285)
Delaware VIP® U.S. Growth Series - Service Class	660,947	(1,611,170)	(950,223)
Delaware VIP® Value Series - Service Class	2,195,701	(1,243,543)	952,158
Delaware VIP® Value Series - Standard Class	43,741	(32,716)	11,025
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	13,603	(9,113)	4,490
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	279,735	(475,927)	(196,192)
Deutsche Equity 500 Index VIP Portfolio - Class A	1,686	(50,031)	(48,345)
Deutsche Small Cap Index VIP Portfolio - Class A	2,477	(20,257)	(17,780)
Eaton Vance VT Floating-Rate Income Fund - ADV Class	15,785	(16,330)	(545)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	753,102	(344,226)	408,876
Fidelity® VIP Contrafund® Portfolio - Initial Class	87,989	(484)	87,505
Fidelity® VIP Contrafund® Portfolio - Service Class 2	763,150	(4,280,613)	(3,517,463)
Fidelity® VIP Equity-Income Portfolio - Service Class 2	460	(460)	—
Fidelity® VIP Growth Portfolio - Initial Class	12,103	(74,783)	(62,680)
Fidelity® VIP Growth Portfolio - Service Class 2	1,067,786	(1,265,655)	(197,869)
Fidelity® VIP Mid Cap Portfolio - Initial Class	48,367	(10,386)	37,981
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,237,223	(2,803,688)	(1,566,465)
Fidelity® VIP Overseas Portfolio - Service Class 2	1,053	(1,053)	—
Fidelity® VIP Strategic Income Portfolio - Initial Class	27,495	(748)	26,747
Fidelity® VIP Strategic Income Portfolio - Service Class 2	668,412	(92,428)	575,984
First Trust Dorsey Wright Tactical Core Portfolio - Class I	514,695	(318,113)	196,582
First Trust Multi Income Allocation Portfolio - Class I	221,638	(38,428)	183,210
First Trust Multi Income Allocation Portfolio - Class II	4,551	—	4,551
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	716,335	(112,931)	603,404
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	7	(47)	(40)
Franklin Founding Funds Allocation VIP Fund - Class 4	225,740	(35,287)	190,453
Franklin Income VIP Fund - Class 1	3,935	(72)	3,863
Franklin Income VIP Fund - Class 2	1,720,941	(4,465,415)	(2,744,474)
Franklin Income VIP Fund - Class 4	813,116	(198,066)	615,050
Franklin Mutual Shares VIP Fund - Class 1	54,848	(2,647)	52,201
Franklin Mutual Shares VIP Fund - Class 2	683,513	(6,932,420)	(6,248,907)
Franklin Mutual Shares VIP Fund - Class 4	211,321	(68,279)	143,042
Franklin Rising Dividends VIP Fund - Class 1	18,569	(3,243)	15,326
Franklin Rising Dividends VIP Fund - Class 4	685,700	(104,245)	581,455
Franklin Small Cap Value VIP Fund - Class 1	2,633	(361)	2,272
Franklin Small Cap Value VIP Fund - Class 4	298,153	(38,532)	259,621
Franklin Small-Mid Cap Growth VIP Fund - Class 1	17,894	(51)	17,843
Franklin Small-Mid Cap Growth VIP Fund - Class 2	2,270	(2,270)	—
Franklin Small-Mid Cap Growth VIP Fund - Class 4	159,950	(58,131)	101,819
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	473,055	(411,352)	61,703
Goldman Sachs VIT Government Money Market Fund - Service Shares	6,277,338	(5,055,418)	1,221,920
Goldman Sachs VIT Large Cap Value Fund - Service Shares	194,729	(944,514)	(749,785)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	107,624	(98,514)	9,110
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	4,075	(1,034)	3,041
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	238,823	(95,582)	143,241
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	2,530	(13)	2,517
Guggenheim VT Long Short Equity	128,284	(136,512)	(8,228)
Guggenheim VT Multi-Hedge Strategies	185,519	(117,764)	67,755

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Capital Appreciation HLS Fund - Class IA	—	(226)	(226)
Hartford Capital Appreciation HLS Fund - Class IC	295,764	(79,361)	216,403
Invesco V.I. American Franchise Fund - Series I Shares	7,224	(19,141)	(11,917)
Invesco V.I. American Franchise Fund - Series II Shares	389	(9,444)	(9,055)
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	1,470	(3,509)	(2,039)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	570,379	(112,448)	457,931
Invesco V.I. Comstock Fund - Series I Shares	3,764	(459)	3,305
Invesco V.I. Comstock Fund - Series II Shares	130,188	(41,032)	89,156
Invesco V.I. Core Equity Fund - Series I Shares	9,447	(61,373)	(51,926)
Invesco V.I. Core Equity Fund - Series II Shares	302	(17,832)	(17,530)
Invesco V.I. Diversified Dividend Fund - Series I Shares	2,729	(2,819)	(90)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,000,341	(164,045)	836,296
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	2,087	(594)	1,493
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	702,553	(217,695)	484,858
Invesco V.I. Equity and Income Fund - Series I Shares	1,542	(5)	1,537
Invesco V.I. Equity and Income Fund - Series II Shares	267,160	(52,187)	214,973
Invesco V.I. International Growth Fund - Series I Shares	5,607	(25,959)	(20,352)
Invesco V.I. International Growth Fund - Series II Shares	576,851	(112,115)	464,736
Ivy VIP Asset Strategy Portfolio	226,305	(307,707)	(81,402)
Ivy VIP Energy Portfolio	515,579	(268,552)	247,027
Ivy VIP High Income Portfolio	540,520	(153,297)	387,223
Ivy VIP Micro Cap Growth Portfolio	159,835	(30,388)	129,447
Ivy VIP Mid Cap Growth Portfolio	288,730	(149,555)	139,175
Ivy VIP Science and Technology Portfolio	464,905	(305,668)	159,237
Janus Henderson Balanced Portfolio - Service Shares	72,490	(105,502)	(33,012)
Janus Henderson Enterprise Portfolio - Service Shares	21,899	(17,914)	3,985
Janus Henderson Global Research Portfolio - Service Shares	1,821	(7,506)	(5,685)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	212,247	(49,717)	162,530
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	104,086	(11,967)	92,119
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	7,088	(378)	6,710
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	334,064	(43,903)	290,161
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	631,757	(65,009)	566,748
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	199,810	(112,401)	87,409
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	9,219	(100,929)	(91,710)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	800,698	(418,237)	382,461
LVIP American Balanced Allocation Fund - Service Class	1,253,644	(102,268)	1,151,376
LVIP American Balanced Allocation Fund - Standard Class	289,196	(613,974)	(324,778)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,448,463	(802,610)	5,645,853
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	867,142	(130,083)	737,059
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	6,658	(546)	6,112
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,303,337	(395,413)	907,924
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	19,894	(42,002)	(22,108)
LVIP American Global Growth Fund - Service Class II	1,106,000	(941,170)	164,830
LVIP American Global Small Capitalization Fund - Service Class II	297,691	(652,686)	(354,995)
LVIP American Growth Allocation Fund - Service Class	747,853	(134,958)	612,895
LVIP American Growth Allocation Fund - Standard Class	71,288	(5,934)	65,354
LVIP American Growth Fund - Service Class II	1,353,719	(1,225,366)	128,353
LVIP American Growth-Income Fund - Service Class II	1,240,321	(1,002,513)	237,808
LVIP American Income Allocation Fund - Standard Class	4,287	(47)	4,240
LVIP American International Fund - Service Class II	604,819	(963,715)	(358,896)
LVIP American Preservation Fund - Service Class	588,804	(184,360)	404,444
LVIP American Preservation Fund - Standard Class	7,886	(3,946)	3,940
LVIP AQR Enhanced Global Strategies Fund - Service Class	20,265	(267,955)	(247,690)
LVIP AQR Enhanced Global Strategies Fund - Standard Class	6	(1,356)	(1,350)
LVIP Baron Growth Opportunities Fund - Service Class	368,032	(1,508,437)	(1,140,405)
LVIP Baron Growth Opportunities Fund - Standard Class	13,099	(1,327)	11,772
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	11,870,261	(1,332,403)	10,537,858
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	12,937	(893)	12,044
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	2,780,936	(30,403,349)	(27,622,413)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	3,757	(21,527)	(17,770)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	7,659,971	(7,878,064)	(218,093)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	2,545	(12,535)	(9,990)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	6,758,538	(102,251)	6,656,287
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,204,215	(5,647,080)	(442,865)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	27,305	(11,107)	16,198
LVIP BlackRock Multi-Asset Income Fund - Service Class	366,979	(102,908)	264,071
LVIP BlackRock Multi-Asset Income Fund - Standard Class	6,268	(4,062)	2,206
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	11,633,966	(264,734)	11,369,232
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	1,488,371	(4,453,972)	(2,965,601)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	15,389	(48,999)	(33,610)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	8,519,947	(553,785)	7,966,162
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	24	(414)	(390)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	7,071,603	(852,905)	6,218,698
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	16,398	(15,328)	1,070
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	16,899,721	(1,323,914)	15,575,807
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	4,447	(11)	4,436
LVIP Clarion Global Real Estate Fund - Service Class	856,923	(1,619,276)	(762,353)
LVIP Clarion Global Real Estate Fund - Standard Class	5,151	(3,761)	1,390
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,645,792	(321,688)	3,324,104
LVIP Delaware Bond Fund - Service Class	22,932,731	(7,701,473)	15,231,258
LVIP Delaware Bond Fund - Standard Class	117,175	(705,877)	(588,702)
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,572,849	(8,113,288)	(2,540,439)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	44,401	(85,289)	(40,888)
LVIP Delaware Social Awareness Fund - Service Class	158,129	(422,065)	(263,936)
LVIP Delaware Social Awareness Fund - Standard Class	5,540	(50,621)	(45,081)
LVIP Delaware Special Opportunities Fund - Service Class	433,190	(453,443)	(20,253)
LVIP Delaware Wealth Builder Fund - Service Class	179,331	(304,710)	(125,379)
LVIP Delaware Wealth Builder Fund - Standard Class	1,795	(31,174)	(29,379)
LVIP Dimensional International Core Equity Fund - Service Class	756,431	(235,950)	520,481
LVIP Dimensional International Core Equity Fund - Standard Class	121,755	(284)	121,471
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,953,702	(1,787,259)	2,166,443
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	11,899	(59,370)	(47,471)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	778,230	(261,463)	516,767
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	75,545	(44,344)	31,201
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	1,261,467	(229,719)	1,031,748
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	91,353	(30,616)	60,737
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,080,812	(1,098,693)	5,982,119
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	34,280	(141,761)	(107,481)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	9,493,899	(3,241,182)	6,252,717
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	208,104	(28,296)	179,808
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	9,445,890	(5,384,823)	4,061,067
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	38,975	(33,942)	5,033
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	8,146,338	(583,363)	7,562,975
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,019	(1,054)	(35)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,789,190	(8,578,965)	(1,789,775)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,168	(8,798)	3,370
LVIP Global Growth Allocation Managed Risk Fund - Service Class	15,549,587	(49,456,813)	(33,907,226)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	28	(9,181)	(9,153)
LVIP Global Income Fund - Service Class	4,155,194	(3,883,410)	271,784
LVIP Global Income Fund - Standard Class	58,594	(223)	58,371
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	15,070,709	(34,967,265)	(19,896,556)
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	13,763	(8,747)	5,016
LVIP Goldman Sachs Income Builder Fund - Service Class	201,832	(75,971)	125,861
LVIP Goldman Sachs Income Builder Fund - Standard Class	1,555	(747)	808
LVIP Government Money Market Fund - Service Class	16,415,574	(18,412,390)	(1,996,816)
LVIP Government Money Market Fund - Standard Class	1,498,438	(1,703,461)	(205,023)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	12,733,476	(194,834)	12,538,642
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	2,021,367	(1,167,776)	853,591
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	337	(675)	(338)
LVIP JPMorgan High Yield Fund - Service Class	3,490,259	(2,699,092)	791,167
LVIP JPMorgan High Yield Fund - Standard Class	9,244	(206)	9,038
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	9,672,321	(828,679)	8,843,642
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	6,887	(5,111)	1,776
LVIP Managed Risk Profile 2010 Fund - Service Class	63,051	(45,370)	17,681

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Managed Risk Profile 2020 Fund - Service Class	31,908	(91,536)	(59,628)
LVIP Managed Risk Profile 2030 Fund - Service Class	20,490	(139,021)	(118,531)
LVIP Managed Risk Profile 2040 Fund - Service Class	15,895	(172,372)	(156,477)
LVIP MFS International Equity Managed Volatility Fund - Service Class	4,936,132	(978,421)	3,957,711
LVIP MFS International Growth Fund - Service Class	1,242,272	(1,225,235)	17,037
LVIP MFS International Growth Fund - Standard Class	1,973	(1,062)	911
LVIP MFS Value Fund - Service Class	1,445,091	(4,351,013)	(2,905,922)
LVIP MFS Value Fund - Standard Class	3,221	(31)	3,190
LVIP Mondrian International Value Fund - Service Class	1,002,914	(1,937,058)	(934,144)
LVIP Mondrian International Value Fund - Standard Class	22,587	(87,772)	(65,185)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,030,600	(188,037)	842,563
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	19,155	—	19,155
LVIP PIMCO Low Duration Bond Fund - Service Class	17,595,764	(4,201,251)	13,394,513
LVIP PIMCO Low Duration Bond Fund - Standard Class	339,142	(67,833)	271,309
LVIP Select Core Equity Managed Volatility Fund - Service Class	3,167,009	(4,439,599)	(1,272,590)
LVIP Select Core Equity Managed Volatility Fund - Standard Class	16,582	(54,970)	(38,388)
LVIP SSGA Bond Index Fund - Service Class	8,617,157	(5,512,816)	3,104,341
LVIP SSGA Bond Index Fund - Standard Class	36,841	(2,306)	34,535
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,385,417	(1,171,555)	213,862
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,839,366	(1,893,798)	(54,432)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	3,102	(3,938)	(836)
LVIP SSGA Developed International 150 Fund - Service Class	819,301	(1,793,782)	(974,481)
LVIP SSGA Developed International 150 Fund - Standard Class	9,461	(1,474)	7,987
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,350,400	(2,423,233)	(1,072,833)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	19,102	(15,958)	3,144
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2,845,984	(7,963,394)	(5,117,410)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	8,270	(5,738)	2,532
LVIP SSGA International Index Fund - Service Class	2,292,494	(1,934,539)	357,955
LVIP SSGA International Index Fund - Standard Class	32,741	(27,516)	5,225
LVIP SSGA International Managed Volatility Fund - Service Class	32,648,299	(934,293)	31,714,006
LVIP SSGA International Managed Volatility Fund - Standard Class	19,771	(2,454)	17,317
LVIP SSGA Large Cap 100 Fund - Service Class	610,617	(2,321,412)	(1,710,795)
LVIP SSGA Large Cap 100 Fund - Standard Class	35,465	(12,198)	23,267
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,760,905	(542,171)	7,218,734
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	2	(4)	(2)
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,680,277	(1,370,028)	310,249
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,751,153	(4,915,840)	(3,164,687)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	39	(14)	25
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,017,947	(1,171,251)	(153,304)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,902,804	(3,454,924)	(1,552,120)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	59,649	—	59,649
LVIP SSGA S&P 500 Index Fund - Service Class	3,395,205	(4,971,052)	(1,575,847)
LVIP SSGA S&P 500 Index Fund - Standard Class	341,653	(276,667)	64,986
LVIP SSGA Small-Cap Index Fund - Service Class	1,280,568	(2,855,490)	(1,574,922)
LVIP SSGA Small-Cap Index Fund - Standard Class	52,665	(31,101)	21,564
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	574,490	(834,073)	(259,583)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	20,292	(17,147)	3,145
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	7,252,374	(699,321)	6,553,053
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,128	(6,045)	(3,917)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,387,847	(2,902,125)	(1,514,278)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	49,247	(3,271)	45,976
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	478,679	(617,210)	(138,531)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	18,386	(18,204)	182
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	35,795,444	(514,259)	35,281,185
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	46	(117)	(71)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	1,895,949	(849,397)	1,046,552
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	17,707	(16,592)	1,115
LVIP Vanguard International Equity ETF Fund - Service Class	1,357,275	(636,917)	720,358
LVIP Vanguard International Equity ETF Fund - Standard Class	17,539	(15,271)	2,268
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	1,558,440	(8,616,998)	(7,058,558)
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class	149	(9,176)	(9,027)
LVIP Wellington Capital Growth Fund - Service Class	789,399	(1,747,338)	(957,939)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington Capital Growth Fund - Standard Class	506	(506)	—
LVIP Wellington Mid-Cap Value Fund - Service Class	831,316	(655,083)	176,233
LVIP Wellington Mid-Cap Value Fund - Standard Class	22,294	—	22,294
MFS® VIT Growth Series - Initial Class	7,005	(12,322)	(5,317)
MFS® VIT Growth Series - Service Class	968,847	(212,368)	756,479
MFS® VIT Total Return Series - Initial Class	364,452	(389,853)	(25,401)
MFS® VIT Total Return Series - Service Class	2,278,801	(384,131)	1,894,670
MFS® VIT Utilities Series - Initial Class	7,083	(40,503)	(33,420)
MFS® VIT Utilities Series - Service Class	773,097	(1,148,762)	(375,665)
MFS® VIT II Core Equity Portfolio - Service Class	297	(15,526)	(15,229)
MFS® VIT II International Value Portfolio - Initial Class	17,544	(2,567)	14,977
MFS® VIT II International Value Portfolio - Service Class	801,738	(175,357)	626,381
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	2,850	(534)	2,316
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	300,737	(78,119)	222,618
Morgan Stanley VIF Growth Portfolio - Class II	10,059	(13,647)	(3,588)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	503	(503)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	40,335	(215,622)	(175,287)
Oppenheimer Global Fund/VA Service Shares	36,709	(43,321)	(6,612)
Oppenheimer International Growth Fund/VA Non-Service Shares	5,018	(5,903)	(885)
Oppenheimer International Growth Fund/VA Service Shares	444,633	(126,082)	318,551
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	36,962	(1,204)	35,758
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	288,018	(50,625)	237,393
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	134,544	(54,849)	79,695
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	57	(13,377)	(13,320)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	622,354	(384,925)	237,429
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	14	(379)	(365)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	257,694	(127,033)	130,661
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	1,562	(39)	1,523
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	152,456	(74,904)	77,552
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	1,265	(274)	991
Putnam VT Absolute Return 500 Fund - Class IA	2,594	(3,537)	(943)
Putnam VT Absolute Return 500 Fund - Class IB	61,119	(82,394)	(21,275)
Putnam VT Global Health Care Fund - Class IA	1,185	(971)	214
Putnam VT Global Health Care Fund - Class IB	357,622	(324,771)	32,851
Putnam VT Growth & Income Fund - Class IB	928	(10,080)	(9,152)
Putnam VT Income Fund - Class IB	226,198	(22,566)	203,632
Rational Dividend Capture VA Fund	25,990	(16,606)	9,384
SEI VP Market Growth Strategy Fund - Class III	105,085	(14,448)	90,637
SEI VP Market Plus Strategy Fund - Class III	32,854	(9,216)	23,638
Templeton Foreign VIP Fund - Class 1	105	(84)	21
Templeton Foreign VIP Fund - Class 4	223,136	(115,044)	108,092
Templeton Global Bond VIP Fund - Class 1	10,718	(16,693)	(5,975)
Templeton Global Bond VIP Fund - Class 2	622,887	(3,302,269)	(2,679,382)
Templeton Global Bond VIP Fund - Class 4	784,925	(272,185)	512,740
Templeton Growth VIP Fund - Class 2	141,762	(359,542)	(217,780)
Transparent Value Directional Allocation VI Portfolio - Class I	4	(3,438)	(3,434)
Transparent Value Directional Allocation VI Portfolio - Class II	20,391	(833,523)	(813,132)
VanEck VIP Global Hard Assets Fund - Class S Shares	303,626	(121,705)	181,921
VanEck VIP Global Hard Assets Fund - Initial Class Shares	12	(3,465)	(3,453)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	474,176	(124,090)	350,086
Virtus Rampart Equity Trend Series - Class A Shares	19,474	(262,721)	(243,247)

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of The Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account N

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in the related appendix to this opinion (collectively referred to as the "subaccounts"), as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2017, the results of its operations and changes in net assets for the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Variable Account is not required to have, nor were we engaged to perform, an audit of the Variable Account's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund company. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 11, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Comstock Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Diversified Dividend Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Growth and Income Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS International Value Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Alerian Energy Infrastructure Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
ALPS/Stadion Core ETF Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Asset Allocation Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Asset Allocation Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Balanced Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth-Income Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds High-Income Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Growth Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Growth-Income Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk International Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Mortgage Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Mortgage Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Columbia VP Strategic Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® International Value Equity Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Equity 500 Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Small Cap Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Eaton Vance VT Floating-Rate Income Fund - ADV Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Mid Cap Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Overseas Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Strategic Income Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Rising Dividends VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small Cap Value VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Foreign VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Foreign VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Growth VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Hartford Capital Appreciation HLS Fund - Class IA	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Asset Strategy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Energy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP High Income Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Micro Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Mid Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Science and Technology Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Aggressive Growth Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Income Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American International Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Preservation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Preservation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Multi-Asset Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Multi-Asset Income Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Clarion Global Real Estate Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Income Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Goldman Sachs Income Builder Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2010 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2020 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2030 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2040 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
MFS® VIT Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Total Return Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Total Return Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II International Value Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Rational Dividend Capture VA Fund	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer International Growth Fund/VA Non-Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Absolute Return 500 Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Global Health Care Fund - Class IA	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Income Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Long Short Equity	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SEI VP Market Growth Strategy Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VanEck VIP Global Hard Assets Fund - Initial Class Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Rampart Equity Trend Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 5, 2016 through December 31, 2016
American Century VP Inflation Protection Fund - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 22, 2016 through December 31, 2016
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 7, 2016 through December 31, 2016
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 29, 2016 through December 31, 2016
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 19, 2016 through December 31, 2016

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 15, 2016 through December 31, 2016
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from October 20, 2016 through December 31, 2016
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 11, 2016 through December 31, 201
Invesco V.I. Equity and Income Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 11, 2016 through December 31, 2016
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from September 28, 2016 through December 31, 2016
First Trust Multi Income Allocation Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 28, 2016 through December 31, 2016
BlackRock iShares® Alternative Strategies V.I. Fund - Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 16, 2016 through December 31, 2016
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 28, 2016 through December 31, 2016
American Century VP Balanced Fund - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 25, 2016 through December 31, 2016
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 14, 2016 through December 31, 2016
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 13, 2016 through December 31, 2016
LVIP JPMorgan Retirement Income Fund - Standard Class	As of December 31, 2017	For the period from July 6, 2017 through December 31, 2017
American Century VP Balanced Fund - Class I	As of December 31, 2017	For the period from March 28, 2017 through December 31, 2017
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2017	For the period from June 7, 2017 through December 31, 2017
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2017	For the period from January 26, 2017 through December 31, 2017
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	As of December 31, 2017	For the period from April 4, 2017 through December 31, 2017
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	As of December 31, 2017	For the period from December 19, 2017 through December 31, 2017
Putnam VT Absolute Return 500 Fund - Class IA	As of December 31, 2017	For the period from July 24, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Virtus Rampart Equity Trend Series - Class I Shares	As of December 31, 2017	For the period from April 4, 2017 through December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	As of December 31, 2017	For the period from May 10, 2017 through December 31, 2017
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2017	For the period from January 17, 2017 through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2017	For the period from January 9, 2017 through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2017	For the period from January 12, 2017 through December 31, 2017
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2017	For the period from January 11, 2017 through December 31, 2017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2017	For the period from June 6, 2017 through December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2017	For the period from November 10, 2017 through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2017	For the period from January 12, 2017 through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2017	For the period from January 31, 2017 through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2017	For the period from January 10, 2017 through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2017	For the period from February 6, 2017 through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IA	As of December 31, 2017	For the period from July 17, 2017 through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 1	As of December 31, 2017	For the period from April 6, 2017 through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 1	As of December 31, 2017	For the period from February 16, 2017 through December 31, 2017
American Funds Asset Allocation Fund - Class 1A	As of December 31, 2017	For the period from April 13, 2017 through December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Capital Income Builder® - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Global Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Global Small Capitalization Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Growth Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds Growth-Income Fund - Class 1A	As of December 31, 2017	For the period from February 24, 2017 through December 31, 2017
American Funds International Fund - Class 1A	As of December 31, 2017	For the period from February 21, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Mortgage Fund - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds New World Fund® - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds Bond Fund - Class 1A	As of December 31, 2017	For the period from March 20, 2017 through December 31, 2017
American Funds Global Balanced Fund - Class 1A	As of December 31, 2017	For the period from July 25, 2017 through December 31, 2017
American Funds Global Bond Fund - Class 1A	As of December 31, 2017	For the period from June 27, 2017 through December 31, 2017
American Funds Global Growth and Income Fund - Class 1A	As of December 31, 2017	For the period from July 28, 2017 through December 31, 2017
American Funds High-Income Bond Fund - Class 1A	As of December 31, 2017	For the period from February 10, 2017 through December 31, 2017
American Funds International Growth and Income Fund - Class 1A	As of December 31, 2017	For the period from March 30, 2017 through December 31, 2017
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	As of December 31, 2017	For the period from May 18, 2017 through December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2017	For the period from May 30, 2017 through December 31, 2017
American Century VP Large Company Value Fund - Class II	As of December 31, 2017	For the period from June 7, 2017 through December 31, 2017
American Century VP Large Company Value Fund - Class I	As of December 31, 2017	For the period from June 27, 2017 through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2017	For the period from May 25, 2017 through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from July 6, 2017 through December 31, 2017
QS Variable Conservative Growth - Class II	As of December 31, 2017	For the period from June 26, 2017 through December 31, 2017
Putnam VT Equity Income Fund - Class IB	As of December 31, 2017	For the period from May 12, 2017 through December 31, 2017
LVIP Western Asset Core Bond Fund - Standard Class	As of December 31, 2017	For the period from June 5, 2017 through December 31, 2017
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2017	For the period from May 22, 2017 through December 31, 2017
Ivy VIP High Income Portfolio - Class I	As of December 31, 2017	For the period from July 21, 2017 through December 31, 2017
Ivy VIP Micro Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from August 22, 2017 through December 31, 2017
Ivy VIP Mid Cap Growth Portfolio - Class I	As of December 31, 2017	For the period from July 24, 2017 through December 31, 2017
Ivy VIP Science and Technology Portfolio - Class I	As of December 31, 2017	For the period from September 11, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP AQR Enhanced Global Strategies Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP AQR Enhanced Global Strategies Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Transparent Value Directional Allocation VI Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Transparent Value Directional Allocation VI Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2017
Statement of Operations - Year ended December 31, 2017
Statements of Changes in Net Assets - Years ended December 31, 2017 and 2016
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2017 and 2016
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Cash Flows - Years ended December 31, 2017, 2016 and 2015
Notes to Consolidated Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 26, 2006.
(b) Guarantee of Principal Death Benefit Rider (ICC16-32148) incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-212680) filed on December 28, 2016.
(c) Highest Anniversary Death Benefit Rider (AR-593) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-212680) filed on July 26, 2016.
(d) Allocation Amendment (AR503) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.
(e) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(f) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(g) Guaranteed Income Benefit Rider (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h) Variable Annuity Living Benefit Rider (LINC 2.0) (AR-566) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-212680) filed on July 26, 2016.
(i) Variable Annuity Living Benefit Rider (Market Select Adv) (AR591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(j) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (3-12)) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(k) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 SelectSM Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(l) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(m) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(5) ChoicePlus Advisory Application (ANF10692CP) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-212680) filed on July 26, 2016.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
Amendment No. 3 to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-170529) filed on April 26, 2016.
Amendments to Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-170529) filed on April 24, 2018.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iii) American Century Variable Products, Inc. incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vi) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(viii) First Trust Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xi) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(xii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xv) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008
(ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-212680) filed on December 28, 2016.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Andrea D. Goodrich*	Senior Vice President and Secretary
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Kirkland L. Hicks*	Executive Vice President, Director, and General Counsel
Christine Janofsky*	Senior Vice President, Chief Accounting Officer, and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2018 there were 363,361 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 11th day of April, 2018.
Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM Advisory
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on April 11, 2018.
Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President and Director (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President and Director
*/s/ Kirkland L. Hicks Kirkland L. Hicks	Executive Vice President, Director, and General Counsel
*/s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney